UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2009

Item 1. Reports to Stockholders

Fidelity Advisor
Focus Funds®
Class A, Class T, Class B and Class C

Biotechnology

Communications Equipment

Consumer Discretionary

Electronics

Energy

Financial Services

Health Care

Industrials

Technology

Utilities

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Biotechnology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Communications Equipment	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Discretionary	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Energy	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Industrials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Utilities	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.40%
Actual		$ 1,000.00	$ 791.30	$ 6.32
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 790.80	$ 7.45
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 788.80	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 788.80	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 792.50	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	18.3	19.6
Genentech, Inc.	14.5	10.3
Gilead Sciences, Inc.	9.3	8.4
Biogen Idec, Inc.	5.3	4.4
Celgene Corp.	5.0	2.7
Genzyme Corp.	4.9	1.2
Alexion Pharmaceuticals, Inc.	4.6	5.1
Cephalon, Inc.	4.5	3.8
Vertex Pharmaceuticals, Inc.	3.6	2.7
Acorda Therapeutics, Inc.	3.4	3.3
	73.4
Top Industries (% of fund's net assets)
As of January 31, 2009
Biotechnology	88.6%
Pharmaceuticals	7.4%
Health Care Equipment & Supplies	0.8%
Life Sciences Tools & Services	0.6%
All Others*	2.6%

As of July 31, 2008
Biotechnology	81.7%
Pharmaceuticals	13.7%
Health Care Equipment & Supplies	1.4%
Life Sciences Tools & Services	0.7%
All Others*	2.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Biotechnology

Advisor Biotechnology Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
BIOTECHNOLOGY - 88.6%
Biotechnology - 88.6%
Acadia Pharmaceuticals, Inc. (a)	28,874	$ 29,163
Acorda Therapeutics, Inc. (a)	71,716	1,759,193
Affymax, Inc. (a)	7,300	94,900
Alexion Pharmaceuticals, Inc. (a)	64,738	2,386,890
Alkermes, Inc. (a)	22,800	261,516
Allos Therapeutics, Inc. (a)	5,530	43,300
Alnylam Pharmaceuticals, Inc. (a)	7,000	147,630
Amgen, Inc. (a)	172,373	9,454,656
Amylin Pharmaceuticals, Inc. (a)	3,684	42,587
Anadys Pharmaceuticals, Inc. (a)	62,397	325,088
Antigenics, Inc. (a)	452,000	171,760
Antigenics, Inc.:
warrants 1/9/10 (a)(e)	452,000	5
warrants 1/9/18 (a)(e)	452,000	161,349
Arena Pharmaceuticals, Inc. (a)	7,600	31,464
Biogen Idec, Inc. (a)	56,444	2,746,001
BioMarin Pharmaceutical, Inc. (a)	43,489	837,598
Celera Corp. (a)	9,800	82,712
Celgene Corp. (a)	49,015	2,595,344
Cephalon, Inc. (a)(d)	30,194	2,330,373
Cepheid, Inc. (a)	6,800	50,592
Cougar Biotechnology, Inc. (a)	12,700	370,586
Cubist Pharmaceuticals, Inc. (a)	4,892	104,738
CV Therapeutics, Inc. (a)	11,749	183,872
Dendreon Corp. (a)	9,700	32,689
Enzon Pharmaceuticals, Inc. (a)	5,400	35,154
Facet Biotech Corp. (a)	4,500	27,360
Genentech, Inc. (a)	92,111	7,483,098
Genzyme Corp. (a)	36,938	2,545,767
Gilead Sciences, Inc. (a)	95,048	4,825,587
GTx, Inc. (a)	2,670	29,477
Halozyme Therapeutics, Inc. (a)	4,410	25,446
Human Genome Sciences, Inc. (a)	42,777	77,426
Incyte Corp. (a)	13,195	38,661
InterMune, Inc. (a)	13,016	148,903
Isis Pharmaceuticals, Inc. (a)	17,700	250,101
Ligand Pharmaceuticals, Inc. Class B (a)	26,500	56,180
Martek Biosciences	2,900	76,705
Momenta Pharmaceuticals, Inc. (a)	4,000	43,320
Myriad Genetics, Inc. (a)	7,805	582,019
ONYX Pharmaceuticals, Inc. (a)	32,560	990,801
OREXIGEN Therapeutics, Inc. (a)	13,588	54,488
OSI Pharmaceuticals, Inc. (a)	17,800	633,680
PDL BioPharma, Inc.	22,500	144,450
Poniard Pharmaceuticals, Inc. (a)	7,700	18,480

	Shares	Value
Progenics Pharmaceuticals, Inc. (a)	4,500	$ 32,805
Regeneron Pharmaceuticals, Inc. (a)	7,191	125,699
Rigel Pharmaceuticals, Inc. (a)	7,635	53,369
Sangamo Biosciences, Inc. (a)	7,098	29,457
Savient Pharmaceuticals, Inc. (a)	9,205	50,996
Theratechnologies, Inc. (a)	1,900	2,154
Theravance, Inc. (a)	13,965	184,059
United Therapeutics Corp. (a)	16,290	1,106,906
Vertex Pharmaceuticals, Inc. (a)	56,504	1,867,457
Zymogenetics, Inc. (a)	10,295	43,754
		45,827,765
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Health Care Equipment - 0.8%
Alsius Corp. (a)	14,200	4,118
Aradigm Corp. (a)	21,800	4,360
Quidel Corp. (a)	34,400	423,120
		431,598
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Life Sciences Tools & Services - 0.6%
AMAG Pharmaceuticals, Inc. (a)	2,900	102,225
Clinical Data, Inc. (a)	4,547	35,376
Exelixis, Inc. (a)	30,600	150,858
Medivation, Inc. (a)	1,359	25,481
		313,940
PHARMACEUTICALS - 7.4%
Pharmaceuticals - 7.4%
Adolor Corp. (a)	22,768	45,536
Akorn, Inc. (a)	103,079	229,866
Alexza Pharmaceuticals, Inc. (a)	6,581	19,019
Auxilium Pharmaceuticals, Inc. (a)	47,658	1,456,428
Biodel, Inc. (a)	100,769	445,399
Catalyst Pharmaceutical Partners, Inc. (a)	21,241	57,351
Elan Corp. PLC sponsored ADR (a)	72,250	522,368
Inspire Pharmaceuticals, Inc. (a)	1,370	5,206
Jazz Pharmaceuticals, Inc. (a)	335	322
Sepracor, Inc. (a)	12,110	184,072
Wyeth	8,800	378,136
XenoPort, Inc. (a)	17,778	464,361
		3,808,064
TOTAL COMMON STOCKS (Cost $51,244,755)		50,381,367
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 0.78% (b)	1,641,280	1,641,280
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	2,775,300	2,775,300
TOTAL MONEY MARKET FUNDS (Cost $4,416,580)		4,416,580
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.24%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $30,000)	$ 30,001	$ 30,000
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $55,691,335)		54,827,947
NET OTHER ASSETS - (6.0)%		(3,120,133)
NET ASSETS - 100%		$ 51,707,814
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $161,354 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/10	1/9/08	$ 3
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 563,722
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,000 due 2/02/09 at 0.24%
J.P. Morgan Securities, Inc.	$ 22,214
UBS Securities LLC	7,786
$ 30,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,855
Fidelity Securities Lending Cash Central Fund	7,926
Total	$ 28,781
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 54,827,947	$ 54,636,593	$ 191,354	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $4,310,179 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,685,864 and repurchase agreements of $30,000) - See accompanying schedule: Unaffiliated issuers (cost $51,274,755)	$ 50,411,367
Fidelity Central Funds (cost $4,416,580)	4,416,580
Total Investments (cost $55,691,335)		$ 54,827,947
Cash		976
Receivable for investments sold		368,668
Receivable for fund shares sold		160,337
Distributions receivable from Fidelity Central Funds		2,946
Prepaid expenses		560
Total assets		55,361,434

Liabilities
Payable for investments purchased	$ 726,604
Payable for fund shares redeemed	59,071
Accrued management fee	30,591
Distribution fees payable	25,286
Other affiliated payables	13,673
Other payables and accrued expenses	23,095
Collateral on securities loaned, at value	2,775,300
Total liabilities		3,653,620

Net Assets		$ 51,707,814
Net Assets consist of:
Paid in capital		$ 59,817,116
Accumulated net investment loss		(432,813)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,813,101)
Net unrealized appreciation (depreciation) on investments		(863,388)
Net Assets		$ 51,707,814

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,500,550 ÷ 2,831,103 shares)	$ 6.18

Maximum offering price per share (100/94.25 of $6.18)	$ 6.56
Class T: Net Asset Value and redemption price per share ($12,905,209 ÷ 2,134,660 shares)	$ 6.05

Maximum offering price per share (100/96.50 of $6.05)	$ 6.27
Class B: Net Asset Value and offering price per share ($7,693,389 ÷ 1,329,242 shares)A	$ 5.79

Class C: Net Asset Value and offering price per share ($11,823,077 ÷ 2,042,226 shares)A	$ 5.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,785,589 ÷ 281,835 shares)	$ 6.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 9,902
Interest		5
Income from Fidelity Central Funds (including $7,926 from security lending)		28,781
Total income		38,688

Expenses
Management fee	$ 152,258
Transfer agent fees	84,962
Distribution fees	161,270
Accounting and security lending fees	11,819
Custodian fees and expenses	5,078
Independent trustees' compensation	153
Registration fees	43,401
Audit	22,421
Legal	195
Miscellaneous	3,963
Total expenses before reductions	485,520
Expense reductions	(14,019)	471,501
Net investment income (loss)		(432,813)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,779,884)
Foreign currency transactions	(38)
Total net realized gain (loss)		(1,779,922)
Change in net unrealized appreciation (depreciation) on investment securities		(12,017,620)
Net gain (loss)		(13,797,542)
Net increase (decrease) in net assets resulting from operations		$ (14,230,355)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (432,813)	$ (852,978)
Net realized gain (loss)	(1,779,922)	(1,921,856)
Change in net unrealized appreciation (depreciation)	(12,017,620)	10,243,107
Net increase (decrease) in net assets resulting from operations	(14,230,355)	7,468,273
Distributions to shareholders from net realized gain	-	(3,898,928)
Share transactions - net increase (decrease)	7,053,317	3,736,181
Redemption fees	28,181	1,940
Total increase (decrease) in net assets	(7,148,857)	7,307,466

Net Assets
Beginning of period	58,856,671	51,549,205
End of period (including accumulated net investment loss of $432,813 and $0, respectively)	$ 51,707,814	$ 58,856,671

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.81	$ 7.23	$ 6.81	$ 6.80	$ 6.00	$ 5.94
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09) I	(.09)	(.09)	(.08) H	(.09)
Net realized and unrealized gain (loss)	(1.59)	1.20	.51	.10	.88	.15
Total from investment operations	(1.63)	1.11	.42	.01	.80	.06
Distributions from net realized gain	-	(.53)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 6.18	$ 7.81	$ 7.23	$ 6.81	$ 6.80	$ 6.00
Total Return B, C, D	(20.87)%	15.95%	6.17%	.15%	13.33%	1.01%
Ratios to Average Net Assets F, J
Expenses before reductions	1.45% A	1.37%	1.42%	1.48%	1.56%	1.68%
Expenses net of fee waivers, if any	1.40% A	1.37%	1.40%	1.40%	1.45%	1.50%
Expenses net of all reductions	1.40% A	1.37%	1.40%	1.37%	1.43%	1.48%
Net investment income (loss)	(1.26)% A	(1.24)% I	(1.25)%	(1.29)%	(1.36)% H	(1.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,501	$ 18,249	$ 13,081	$ 12,539	$ 11,022	$ 10,197
Portfolio turnover rate G	46% A	132%	120%	62%	30%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.37)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.33)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.11	$ 6.71	$ 6.72	$ 5.95	$ 5.90
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11) I	(.11)	(.11)	(.10) H	(.10)
Net realized and unrealized gain (loss)	(1.55)	1.18	.51	.10	.87	.15
Total from investment operations	(1.60)	1.07	.40	(.01)	.77	.05
Distributions from net realized gain	-	(.53)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 6.05	$ 7.65	$ 7.11	$ 6.71	$ 6.72	$ 5.95
Total Return B, C, D	(20.92)%	15.64%	5.96%	(.15)%	12.94%	.85%
Ratios to Average Net Assets F, J
Expenses before reductions	1.74% A	1.69%	1.75%	1.79%	1.93%	2.10%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.70%	1.75%
Expenses net of all reductions	1.65% A	1.65%	1.65%	1.62%	1.68%	1.73%
Net investment income (loss)	(1.51)% A	(1.53)% I	(1.49)%	(1.54)%	(1.61)% H	(1.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,905	$ 15,123	$ 13,008	$ 13,808	$ 14,177	$ 13,367
Portfolio turnover rate G	46% A	132%	120%	62%	30%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.34	$ 6.88	$ 6.52	$ 6.56	$ 5.84	$ 5.82
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14) I	(.14)	(.14)	(.13) H	(.13)
Net realized and unrealized gain (loss)	(1.49)	1.13	.50	.10	.85	.15
Total from investment operations	(1.55)	.99	.36	(.04)	.72	.02
Distributions from net realized gain	-	(.53)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 5.79	$ 7.34	$ 6.88	$ 6.52	$ 6.56	$ 5.84
Total Return B, C, D	(21.12)%	14.96%	5.52%	(.61)%	12.33%	.34%
Ratios to Average Net Assets F, J
Expenses before reductions	2.19% A	2.12%	2.17%	2.23%	2.33%	2.46%
Expenses net of fee waivers, if any	2.15% A	2.12%	2.15%	2.15%	2.19%	2.25%
Expenses net of all reductions	2.15% A	2.12%	2.15%	2.12%	2.18%	2.22%
Net investment income (loss)	(2.01)% A	(2.00)% I	(1.99)%	(2.04)%	(2.11)% H	(2.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,693	$ 11,044	$ 12,656	$ 14,938	$ 16,921	$ 16,819
Portfolio turnover rate G	46% A	132%	120%	62%	30%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.34	$ 6.88	$ 6.52	$ 6.57	$ 5.84	$ 5.82
Income from Investment Operations
Net investment income (loss) E	(.06)	(.13) I	(.14)	(.14)	(.13) H	(.13)
Net realized and unrealized gain (loss)	(1.49)	1.12	.50	.09	.86	.15
Total from investment operations	(1.55)	.99	.36	(.05)	.73	.02
Distributions from net realized gain	-	(.53)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 5.79	$ 7.34	$ 6.88	$ 6.52	$ 6.57	$ 5.84
Total Return B, C, D	(21.12)%	14.96%	5.52%	(.76)%	12.50%	.34%
Ratios to Average Net Assets F, J
Expenses before reductions	2.19% A	2.12%	2.16%	2.17%	2.24%	2.31%
Expenses net of fee waivers, if any	2.15% A	2.12%	2.15%	2.15%	2.19%	2.25%
Expenses net of all reductions	2.15% A	2.12%	2.15%	2.12%	2.18%	2.23%
Net investment income (loss)	(2.01)% A	(2.00)% I	(1.99)%	(2.04)%	(2.11)% H	(2.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,823	$ 13,323	$ 11,813	$ 13,787	$ 12,538	$ 13,215
Portfolio turnover rate G	46% A	132%	120%	62%	30%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 7.37	$ 6.91	$ 6.89	$ 6.06	$ 5.97
Income from Investment Operations
Net investment income (loss) D	(.03)	(.07) H	(.07)	(.07)	(.06) G	(.06)
Net realized and unrealized gain (loss)	(1.63)	1.23	.53	.09	.89	.15
Total from investment operations	(1.66)	1.16	.46	.02	.83	.09
Distributions from net realized gain	-	(.53)	-	-	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 6.34	$ 8.00	$ 7.37	$ 6.91	$ 6.89	$ 6.06
Total Return B, C	(20.75)%	16.35%	6.66%	.29%	13.70%	1.51%
Ratios to Average Net Assets E, I
Expenses before reductions	1.15% A	1.06%	1.06%	1.05%	1.10%	1.16%
Expenses net of fee waivers, if any	1.15% A	1.06%	1.06%	1.05%	1.10%	1.16%
Expenses net of all reductions	1.15% A	1.06%	1.06%	1.03%	1.09%	1.14%
Net investment income (loss)	(1.00)% A	(.94)% H	(.91)%	(.94)%	(1.02)% G	(1.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,786	$ 1,117	$ 991	$ 1,268	$ 1,243	$ 1,146
Portfolio turnover rate F	46% A	132%	120%	62%	30%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Biotechnology

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended July 31, 2008, dividend income has been reduced $20,082 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,103,696
Unrealized depreciation	(7,657,860)
Net unrealized appreciation (depreciation)	$ (1,554,164)
Cost for federal income tax purposes	$ 56,382,111

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,056,888 and $12,170,952, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 22,405	$ 172
Class T	.25%	.25%	33,052	-
Class B	.75%	.25%	44,551	33,591
Class C	.75%	.25%	61,262	12,599
			$ 161,270	$ 46,362

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,287
Class T	3,978
Class B*	11,870
Class C*	2,043
$ 29,178

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Biotechnology

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,311.31
Class T	23,059.35
Class B	13,633.31
Class C	18,621.30
Institutional Class	2,338.28
	$ 84,962

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $406 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 4,058
Class T	1.65%	5,673
Class B	2.15%	1,747
Class C	2.15%	2,541
		$ 14,019

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net realized gain
Class A	$ -	$ 958,767
Class T	-	975,566
Class B	-	968,071
Class C	-	911,566
Institutional Class	-	84,958
Total	$ -	$ 3,898,928

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,653,511	968,364	$ 11,241,667	$ 6,960,029
Reinvestment of distributions	-	116,475	-	854,207
Shares redeemed	(1,158,774)	(556,578)	(7,223,513)	(3,954,261)
Net increase (decrease)	494,737	528,261	$ 4,018,154	$ 3,859,975
Class T
Shares sold	536,239	558,497	$ 3,546,760	$ 3,914,836
Reinvestment of distributions	-	133,154	-	959,165
Shares redeemed	(378,746)	(543,030)	(2,403,827)	(3,782,531)
Net increase (decrease)	157,493	148,621	$ 1,142,933	$ 1,091,470
Class B
Shares sold	243,395	270,835	$ 1,616,496	$ 1,836,564
Reinvestment of distributions	-	123,818	-	860,151
Shares redeemed	(418,581)	(730,418)	(2,515,309)	(4,825,895)
Net increase (decrease)	(175,186)	(335,765)	$ (898,813)	$ (2,129,180)
Class C
Shares sold	554,889	452,084	$ 3,656,689	$ 3,145,989
Reinvestment of distributions	-	110,151	-	765,068
Shares redeemed	(327,059)	(465,047)	(1,975,711)	(3,112,018)
Net increase (decrease)	227,830	97,188	$ 1,680,978	$ 799,039
Institutional Class
Shares sold	281,122	190,433	$ 2,017,749	$ 1,427,209
Reinvestment of distributions	-	6,538	-	48,898
Shares redeemed	(138,981)	(191,649)	(907,684)	(1,361,230)
Net increase (decrease)	142,141	5,322	$ 1,110,065	$ 114,877

Biotechnology

Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.40%
Actual		$ 1,000.00	$ 578.00	$ 5.57
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 576.80	$ 6.56
Hypothetical A		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 575.10	$ 8.54
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 575.90	$ 8.54
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 578.90	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio/Sector

Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	19.0	16.4
Cisco Systems, Inc.	16.7	10.1
Starent Networks Corp.	10.7	5.2
Comverse Technology, Inc.	4.8	6.7
ADC Telecommunications, Inc.	3.7	3.0
Ulticom, Inc.	3.0	1.7
Adtran, Inc.	2.2	0.5
SBA Communications Corp. Class A	2.1	0.3
Research In Motion Ltd.	2.1	8.6
Tellabs, Inc.	2.0	0.0
	66.3
Top Industries (% of fund's net assets)
As of January 31, 2009
Communications Equipment	76.1%
Semiconductors & Semiconductor Equipment	8.6%
Software	5.4%
Wireless Telecommunication Services	4.7%
Media	2.0%
All Others*	3.2%

As of July 31, 2008
Communications Equipment	71.6%
Computers & Peripherals	7.7%
Semiconductors & Semiconductor Equipment	4.0%
Software	3.6%
Commercial Services & Supplies	2.2%
All Others*	10.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Communications Equipment Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 75.8%
Communications Equipment - 75.8%
Acme Packet, Inc. (a)	100	$ 440
ADC Telecommunications, Inc. (a)	27,000	136,890
Adtran, Inc.	5,283	80,037
ADVA AG Optical Networking (a)	7,013	8,979
Alcatel-Lucent SA sponsored ADR (a)	4,000	7,880
Arris Group, Inc. (a)	2,644	18,825
Aruba Networks, Inc. (a)	100	267
AudioCodes Ltd. (a)	20,500	35,055
Avanex Corp. (a)	773	1,453
Ceragon Networks Ltd. (a)	100	564
China GrenTech Corp. Ltd. ADR (a)	9,494	9,494
Ciena Corp. (a)	10,959	68,384
Cisco Systems, Inc. (a)	41,369	619,294
Cogo Group, Inc. (a)	10,801	72,151
CommScope, Inc. (a)	4,300	62,006
Comverse Technology, Inc. (a)	28,106	177,630
F5 Networks, Inc. (a)	2,200	48,774
Finisar Corp. (a)	2,800	1,428
Foxconn International Holdings Ltd. (a)	2,000	732
Harris Stratex Networks, Inc. Class A (a)	3,867	26,682
Infinera Corp. (a)	1,300	8,918
Motorola, Inc.	12,200	54,046
Opnext, Inc. (a)	5,900	14,042
Powerwave Technologies, Inc. (a)	32,500	14,625
QUALCOMM, Inc.	20,370	703,784
Research In Motion Ltd. (a)	1,400	77,560
Sandvine Corp. (a)	18,400	10,207
Sandvine Corp. (U.K.) (a)	56,400	34,748
Sonus Networks, Inc. (a)	15,167	20,020
Starent Networks Corp. (a)	26,976	396,547
Tekelec (a)	700	8,694
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,200	9,588
Tellabs, Inc. (a)	18,200	75,166
		2,804,910
COMPUTERS & PERIPHERALS - 0.7%
Computer Hardware - 0.5%
Compal Electronics, Inc.	28	14
HTC Corp.	2,100	19,831
		19,845
Computer Storage & Peripherals - 0.2%
SanDisk Corp. (a)	610	6,972
TOTAL COMPUTERS & PERIPHERALS		26,817
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
General Cable Corp. (a)	400	6,584

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 1.6%
Electronic Components - 0.1%
Amphenol Corp. Class A	200	$ 5,230
Electronic Equipment & Instruments - 0.7%
China Security & Surveillance Technology, Inc. (a)	4,430	24,365
Electronic Manufacturing Services - 0.8%
Flextronics International Ltd. (a)	6,200	16,182
SMART Modular Technologies (WWH), Inc. (a)	4,100	4,715
Trimble Navigation Ltd. (a)	600	8,892
		29,789
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		59,384
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Switch & Data Facilities Co., Inc. (a)	900	6,192
Tencent Holdings Ltd.	3,200	19,553
		25,745
MEDIA - 2.0%
Advertising - 1.5%
VisionChina Media, Inc. ADR (a)	8,800	54,384
Cable & Satellite - 0.5%
Virgin Media, Inc.	4,600	20,884
TOTAL MEDIA		75,268
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.6%
Semiconductor Equipment - 0.2%
EMCORE Corp. (a)	4,600	6,072
Semiconductors - 8.4%
Actel Corp. (a)	451	4,068
ANADIGICS, Inc. (a)	3,500	7,105
Applied Micro Circuits Corp. (a)	2,758	11,032
ARM Holdings PLC sponsored ADR	2,100	8,421
Cavium Networks, Inc. (a)	5,900	53,690
Ceva, Inc. (a)	1,400	9,562
Conexant Systems, Inc. (a)	1,280	845
Cree, Inc. (a)	1,100	21,923
Exar Corp. (a)	143	968
Hittite Microwave Corp. (a)	300	7,686
Infineon Technologies AG sponsored ADR (a)	4,300	3,698
International Rectifier Corp. (a)	1,400	19,068
Marvell Technology Group Ltd. (a)	1,400	10,206
Microsemi Corp. (a)	449	3,772
Mindspeed Technologies, Inc. (a)	2,501	2,238
MIPS Technologies, Inc. (a)	1,398	2,349
Netlogic Microsystems, Inc. (a)	1,716	36,396
ON Semiconductor Corp. (a)	6,785	28,293
Pericom Semiconductor Corp. (a)	1,700	10,489
Pixelplus Co. Ltd. ADR (a)	900	243
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
PLX Technology, Inc. (a)	1,400	$ 2,310
PMC-Sierra, Inc. (a)	3,100	15,097
Silicon Storage Technology, Inc. (a)	1,200	2,460
Skyworks Solutions, Inc. (a)	5,300	22,896
TriQuint Semiconductor, Inc. (a)	13,200	26,664
		311,479
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		317,551
SOFTWARE - 5.4%
Application Software - 4.8%
Smith Micro Software, Inc. (a)	7,161	37,953
Synchronoss Technologies, Inc. (a)	3,000	25,530
Taleo Corp. Class A (a)	100	843
Ulticom, Inc. (a)	19,298	110,964
		175,290
Home Entertainment Software - 0.6%
Ubisoft Entertainment SA (a)	1,600	22,677
Systems Software - 0.0%
Allot Communications Ltd. (a)	300	480
TOTAL SOFTWARE		198,447
WIRELESS TELECOMMUNICATION SERVICES - 4.7%
Wireless Telecommunication Services - 4.7%
American Tower Corp. Class A (a)	1,340	40,656

	Shares	Value
Crown Castle International Corp. (a)	2,900	$ 56,608
SBA Communications Corp. Class A (a)	3,900	77,610
		174,874
TOTAL COMMON STOCKS (Cost $6,235,176)		3,689,580
Convertible Bonds - 0.3%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	11,334
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.78% (b) (Cost $10,396)	10,396	10,396
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,265,572)		3,711,310
NET OTHER ASSETS - (0.3)%		(11,843)
NET ASSETS - 100%		$ 3,699,467
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,933
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,711,310	$ 3,659,846	$ 51,464	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $207,917 all of which will expire on July 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,255,176)	$ 3,700,914
Fidelity Central Funds (cost $10,396)	10,396
Total Investments (cost $6,265,572)		$ 3,711,310
Receivable for investments sold		18,187
Receivable for fund shares sold		10,639
Dividends receivable		190
Interest receivable		12
Distributions receivable from Fidelity Central Funds		110
Prepaid expenses		52
Receivable from investment adviser for expense reductions		4,020
Other receivables		59
Total assets		3,744,579

Liabilities
Payable for investments purchased	$ 2,582
Payable for fund shares redeemed	14,889
Accrued management fee	1,779
Distribution fees payable	1,783
Other affiliated payables	1,019
Other payables and accrued expenses	23,060
Total liabilities		45,112

Net Assets		$ 3,699,467
Net Assets consist of:
Paid in capital		$ 8,161,702
Accumulated net investment loss		(27,230)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,880,743)
Net unrealized appreciation (depreciation) on investments		(2,554,262)
Net Assets		$ 3,699,467

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,242,844 ÷ 274,916 shares)	$ 4.52

Maximum offering price per share (100/94.25 of $4.52)	$ 4.80
Class T: Net Asset Value and redemption price per share ($1,139,047 ÷ 257,054 shares)	$ 4.43

Maximum offering price per share (100/96.50 of $4.43)	$ 4.59
Class B: Net Asset Value and offering price per share ($620,470 ÷ 145,889 shares)A	$ 4.25

Class C: Net Asset Value and offering price per share ($592,254 ÷ 139,328 shares)A	$ 4.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($104,852 ÷ 22,715 shares)	$ 4.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 12,955
Interest		38
Income from Fidelity Central Funds		2,933
Total income		15,926

Expenses
Management fee	$ 14,226
Transfer agent fees	8,815
Distribution fees	14,064
Accounting fees and expenses	982
Custodian fees and expenses	2,887
Independent trustees' compensation	15
Registration fees	41,370
Audit	23,536
Legal	27
Miscellaneous	838
Total expenses before reductions	106,760
Expense reductions	(63,604)	43,156
Net investment income (loss)		(27,230)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,593,336)
Foreign currency transactions	(1,691)
Total net realized gain (loss)		(1,595,027)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,424,393)
Assets and liabilities in foreign currencies	115
Total change in net unrealized appreciation (depreciation)		(1,424,278)
Net gain (loss)		(3,019,305)
Net increase (decrease) in net assets resulting from operations		$ (3,046,535)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (27,230)	$ (110,235)
Net realized gain (loss)	(1,595,027)	45,848
Change in net unrealized appreciation (depreciation)	(1,424,278)	(1,477,802)
Net increase (decrease) in net assets resulting from operations	(3,046,535)	(1,542,189)
Distributions to shareholders from net realized gain	-	(150,546)
Share transactions - net increase (decrease)	(395,890)	(1,556,420)
Redemption fees	112	979
Total increase (decrease) in net assets	(3,442,313)	(3,248,176)

Net Assets
Beginning of period	7,141,780	10,389,956
End of period (including accumulated net investment loss of $27,230 and $0, respectively)	$ 3,699,467	$ 7,141,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.82	$ 9.49	$ 7.29	$ 7.70	$ 6.53	$ 5.57
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.09)	(.09)	(.07)	(.09)
Net realized and unrealized gain (loss)	(3.28)	(1.45)	2.29	(.32)	1.24	1.01
Total from investment operations	(3.30)	(1.53)	2.20	(.41)	1.17	.92
Distributions from net realized gain	-	(.14)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.04
Net asset value, end of period	$ 4.52	$ 7.82	$ 9.49	$ 7.29	$ 7.70	$ 6.53
Total Return B,C,D	(42.20)%	(16.43)%	30.18%	(5.32)%	17.92%	17.24%
Ratios to Average Net Assets F,H
Expenses before reductions	3.90% A	2.25%	2.24%	2.13%	2.32%	2.38%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.45%	1.50%
Expenses net of all reductions	1.40% A	1.39%	1.40%	1.32%	1.28%	1.35%
Net investment income (loss)	(.77)% A	(.91)%	(1.00)%	(1.05)%	(.92)%	(1.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,243	$ 2,459	$ 2,825	$ 3,145	$ 2,406	$ 3,480
Portfolio turnover rate G	96% A	63%	58%	174%	250%	306%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.68	$ 9.34	$ 7.19	$ 7.61	$ 6.48	$ 5.54
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.11)	(.11)	(.08)	(.10)
Net realized and unrealized gain (loss)	(3.22)	(1.42)	2.26	(.31)	1.21	1.00
Total from investment operations	(3.25)	(1.52)	2.15	(.42)	1.13	.90
Distributions from net realized gain	-	(.14)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.04
Net asset value, end of period	$ 4.43	$ 7.68	$ 9.34	$ 7.19	$ 7.61	$ 6.48
Total Return B,C,D	(42.32)%	(16.59)%	29.90%	(5.52)%	17.44%	16.97%
Ratios to Average Net Assets F,H
Expenses before reductions	4.21% A	2.62%	2.57%	2.51%	2.78%	3.06%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.71%	1.75%
Expenses net of all reductions	1.65% A	1.65%	1.64%	1.57%	1.54%	1.60%
Net investment income (loss)	(1.02)% A	(1.16)%	(1.25)%	(1.30)%	(1.18)%	(1.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,139	$ 2,138	$ 3,271	$ 2,932	$ 3,034	$ 3,250
Portfolio turnover rate G	96% A	63%	58%	174%	250%	306%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.39	$ 9.03	$ 6.99	$ 7.44	$ 6.36	$ 5.47
Income from Investment Operations
Net investment income (loss) E	(.04)	(.14)	(.14)	(.14)	(.12)	(.13)
Net realized and unrealized gain (loss)	(3.10)	(1.36)	2.18	(.31)	1.20	.98
Total from investment operations	(3.14)	(1.50)	2.04	(.45)	1.08	.85
Distributions from net realized gain	-	(.14)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.04
Net asset value, end of period	$ 4.25	$ 7.39	$ 9.03	$ 6.99	$ 7.44	$ 6.36
Total Return B,C,D	(42.49)%	(16.94)%	29.18%	(6.05)%	16.98%	16.27%
Ratios to Average Net Assets F,H
Expenses before reductions	4.63% A	3.03%	3.00%	2.94%	3.14%	3.48%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.20%	2.25%
Expenses net of all reductions	2.15% A	2.15%	2.15%	2.07%	2.04%	2.11%
Net investment income (loss)	(1.52)% A	(1.67)%	(1.75)%	(1.80)%	(1.68)%	(1.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 620	$ 1,219	$ 2,225	$ 2,406	$ 2,864	$ 2,998
Portfolio turnover rate G	96% A	63%	58%	174%	250%	306%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.38	$ 9.03	$ 6.99	$ 7.44	$ 6.36	$ 5.47
Income from Investment Operations
Net investment income (loss) E	(.04)	(.14)	(.14)	(.15)	(.12)	(.14)
Net realized and unrealized gain (loss)	(3.09)	(1.37)	2.18	(.30)	1.20	.99
Total from investment operations	(3.13)	(1.51)	2.04	(.45)	1.08	.85
Distributions from net realized gain	-	(.14)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.04
Net asset value, end of period	$ 4.25	$ 7.38	$ 9.03	$ 6.99	$ 7.44	$ 6.36
Total Return B,C,D	(42.41)%	(17.06)%	29.18%	(6.05)%	16.98%	16.27%
Ratios to Average Net Assets F,H
Expenses before reductions	4.63% A	3.02%	2.98%	2.86%	3.07%	3.19%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.19%	2.25%
Expenses net of all reductions	2.15% A	2.15%	2.15%	2.07%	2.02%	2.10%
Net investment income (loss)	(1.52)% A	(1.67)%	(1.75)%	(1.81)%	(1.66)%	(1.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 592	$ 1,097	$ 1,745	$ 1,768	$ 1,846	$ 3,180
Portfolio turnover rate G	96% A	63%	58%	174%	250%	306%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 9.65	$ 7.39	$ 7.79	$ 6.60	$ 5.61
Income from Investment Operations
Net investment income (loss) D	(.02)	(.06)	(.07)	(.07)	(.05)	(.07)
Net realized and unrealized gain (loss)	(3.34)	(1.47)	2.33	(.33)	1.24	1.02
Total from investment operations	(3.36)	(1.53)	2.26	(.40)	1.19	.95
Distributions from net realized gain	-	(.14)	-	-	-	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.04
Net asset value, end of period	$ 4.62	$ 7.98	$ 9.65	$ 7.39	$ 7.79	$ 6.60
Total Return B,C	(42.11)%	(16.16)%	30.58%	(5.13)%	18.03%	17.65%
Ratios to Average Net Assets E,G
Expenses before reductions	3.56% A	1.94%	1.87%	1.70%	1.85%	1.55%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.18%	1.25%
Expenses net of all reductions	1.15% A	1.14%	1.15%	1.07%	1.01%	1.11%
Net investment income (loss)	(.52)% A	(.66)%	(.75)%	(.80)%	(.65)%	(.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 229	$ 324	$ 379	$ 319	$ 607
Portfolio turnover rate F	96% A	63%	58%	174%	250%	306%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institution-al Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 61,985
Unrealized depreciation	(2,720,974)
Net unrealized appreciation (depreciation)	$ (2,658,989)
Cost for federal income tax purposes	$ 6,370,299

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Communications Equipment

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,642,623 and $2,329,661, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,244	$ 69
Class T	.25%	.25%	3,706	2
Class B	.75%	.25%	4,253	3,190
Class C	.75%	.25%	3,861	449
			$ 14,064	$ 3,710

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 514
Class T	524
Class B*	760
Class C*	69
$ 1,867

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,885.32
Class T	3,086.42
Class B	1,358.32
Class C	1,257.32
Institutional Class	229.30
	$ 8,815

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $56 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 22,498
Class T	1.65%	19,003
Class B	2.15%	10,558
Class C	2.15%	9,583
Institutional Class	1.15%	1,808
		$ 63,450

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $154 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Communications Equipment

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net realized gain
Class A	$ -	$ 39,064
Class T	-	47,716
Class B	-	32,890
Class C	-	26,349
Institutional Class	-	4,527
Total	$ -	$ 150,546

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	58,915	160,354	$ 421,857	$ 1,394,318
Reinvestment of distributions	-	4,001	-	38,211
Shares redeemed	(98,252)	(147,761)	(506,680)	(1,297,098)
Net increase (decrease)	(39,337)	16,594	$ (84,823)	$ 135,431
Class T
Shares sold	27,178	64,977	$ 145,500	$ 556,295
Reinvestment of distributions	-	5,010	-	47,041
Shares redeemed	(48,528)	(141,880)	(282,479)	(1,263,739)
Net increase (decrease)	(21,350)	(71,893)	$ (136,979)	$ (660,403)
Class B
Shares sold	6,007	20,643	$ 35,730	$ 176,765
Reinvestment of distributions	-	3,437	-	31,211
Shares redeemed	(25,093)	(105,422)	(129,588)	(851,909)
Net increase (decrease)	(19,086)	(81,342)	$ (93,858)	$ (643,933)
Class C
Shares sold	19,440	39,088	$ 128,166	$ 340,813
Reinvestment of distributions	-	2,609	-	23,659
Shares redeemed	(28,718)	(86,305)	(172,246)	(711,202)
Net increase (decrease)	(9,278)	(44,608)	$ (44,080)	$ (346,730)
Institutional Class
Shares sold	2,019	5,041	$ 11,000	$ 45,930
Reinvestment of distributions	-	356	-	3,461
Shares redeemed	(8,035)	(10,196)	(47,150)	(90,176)
Net increase (decrease)	(6,016)	(4,799)	$ (36,150)	$ (40,785)

Semiannual Report

Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.40%
Actual		$ 1,000.00	$ 694.40	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 694.10	$ 7.05
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 691.80	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 691.40	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 695.40	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	8.8	6.4
Target Corp.	6.4	5.8
Lowe's Companies, Inc.	6.4	3.9
Time Warner, Inc.	5.2	5.9
Comcast Corp. Class A	5.0	4.6
The Walt Disney Co.	4.6	3.7
Home Depot, Inc.	3.8	3.8
Staples, Inc.	3.3	3.0
Apollo Group, Inc. Class A (non-vtg.)	3.3	2.0
The DIRECTV Group, Inc.	2.5	2.0
	49.3
Top Industries (% of fund's net assets)
As of January 31, 2009
Media	26.0%
Specialty Retail	22.7%
Hotels, Restaurants & Leisure	18.9%
Multiline Retail	7.0%
Textiles, Apparel & Luxury Goods	6.5%
All Others*	18.9%

As of July 31, 2008
Media	29.5%
Specialty Retail	24.6%
Hotels, Restaurants & Leisure	14.5%
Multiline Retail	6.7%
Textiles, Apparel & Luxury Goods	6.0%
All Others*	18.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Consumer Discretionary

Advisor Consumer Discretionary Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AUTO COMPONENTS - 0.7%
Auto Parts & Equipment - 0.7%
Gentex Corp.	12,800	$ 107,392
TRW Automotive Holdings Corp. (a)	7,400	22,866
		130,258
AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.4%
Ford Motor Co. (a)(d)	35,692	66,744
Motorcycle Manufacturers - 0.0%
Harley-Davidson, Inc.	200	2,436
TOTAL AUTOMOBILES		69,180
DISTRIBUTORS - 1.0%
Distributors - 1.0%
Li & Fung Ltd.	96,000	190,972
DIVERSIFIED CONSUMER SERVICES - 4.8%
Education Services - 4.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	7,600	619,096
Princeton Review, Inc. (a)	8,029	39,422
Strayer Education, Inc.	800	173,144
		831,662
Specialized Consumer Services - 0.4%
Coinstar, Inc. (a)	3,700	85,026
TOTAL DIVERSIFIED CONSUMER SERVICES		916,688
FOOD & STAPLES RETAILING - 4.1%
Food Retail - 1.3%
Susser Holdings Corp. (a)	19,405	253,623
Hypermarkets & Super Centers - 2.8%
Costco Wholesale Corp.	8,800	396,264
Wal-Mart Stores, Inc.	2,900	136,648
		532,912
TOTAL FOOD & STAPLES RETAILING		786,535
HOTELS, RESTAURANTS & LEISURE - 18.9%
Casinos & Gaming - 4.1%
Bally Technologies, Inc. (a)	6,300	127,197
International Game Technology	17,500	185,500
Las Vegas Sands Corp. (a)	12,230	62,985
Las Vegas Sands Corp. unit (a)	1,000	85,500
Penn National Gaming, Inc. (a)	9,100	169,715
WMS Industries, Inc. (a)	7,200	159,984
		790,881
Hotels, Resorts & Cruise Lines - 1.2%
Carnival Corp. unit	13,100	238,289
Restaurants - 13.6%
Brinker International, Inc.	8,000	87,760
Burger King Holdings, Inc.	10,400	231,400

	Shares	Value
Darden Restaurants, Inc.	9,600	$ 251,712
Jack in the Box, Inc. (a)	2,700	60,993
McDonald's Corp.	28,900	1,676,776
Sonic Corp. (a)	18,600	181,164
Wendy's/Arby's Group, Inc.	20,900	105,336
		2,595,141
TOTAL HOTELS, RESTAURANTS & LEISURE		3,624,311
HOUSEHOLD DURABLES - 1.8%
Homebuilding - 1.3%
Centex Corp.	7,700	65,527
Lennar Corp. Class A (d)	5,830	44,833
Pulte Homes, Inc.	14,200	144,130
		254,490
Household Appliances - 0.5%
Whirlpool Corp.	2,800	93,604
TOTAL HOUSEHOLD DURABLES		348,094
INTERNET & CATALOG RETAIL - 2.4%
Internet Retail - 2.4%
Amazon.com, Inc. (d)	7,900	464,678
INTERNET SOFTWARE & SERVICES - 1.7%
Internet Software & Services - 1.7%
Dice Holdings, Inc. (a)	4,699	13,439
Google, Inc. Class A (sub. vtg.) (a)	900	304,677
		318,116
LEISURE EQUIPMENT & PRODUCTS - 1.0%
Leisure Products - 1.0%
Hasbro, Inc.	8,316	200,665
MEDIA - 26.0%
Advertising - 2.5%
Interpublic Group of Companies, Inc. (a)	36,200	120,546
Lamar Advertising Co. Class A (a)(d)	5,100	45,951
Omnicom Group, Inc.	12,200	315,858
		482,355
Broadcasting - 1.4%
Grupo Televisa SA de CV (CPO) sponsored ADR	18,400	257,416
Cable & Satellite - 9.3%
Comcast Corp. Class A	65,450	958,843
Liberty Media Corp. - Entertainment Class A (a)	12,500	229,375
The DIRECTV Group, Inc. (a)	21,400	468,660
Time Warner Cable, Inc. (a)	4,600	85,698
Virgin Media, Inc.	8,800	39,952
		1,782,528
Movies & Entertainment - 11.9%
Ascent Media Corp. (a)	1,300	33,904
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
News Corp.:
Class A	35,484	$ 226,743
Class B (d)	3,700	26,788
Regal Entertainment Group Class A	9,940	99,798
The Walt Disney Co.	42,800	885,104
Time Warner, Inc.	107,100	999,243
		2,271,580
Publishing - 0.9%
McGraw-Hill Companies, Inc.	7,700	169,323
TOTAL MEDIA		4,963,202
MULTILINE RETAIL - 7.0%
Department Stores - 0.6%
Nordstrom, Inc. (d)	8,100	102,789
General Merchandise Stores - 6.4%
Target Corp.	39,400	1,229,280
TOTAL MULTILINE RETAIL		1,332,069
SPECIALTY RETAIL - 22.7%
Apparel Retail - 3.3%
Abercrombie & Fitch Co. Class A	7,600	135,660
Citi Trends, Inc. (a)	10,747	102,419
Ross Stores, Inc.	8,000	235,360
Urban Outfitters, Inc. (a)	6,300	98,154
Zumiez, Inc. (a)(d)	8,500	60,775
		632,368
Automotive Retail - 2.8%
Advance Auto Parts, Inc.	11,800	386,214
AutoZone, Inc. (a)	1,100	146,179
		532,393
Computer & Electronics Retail - 0.8%
Gamestop Corp. Class A (a)	6,300	156,114
Home Improvement Retail - 10.8%
Home Depot, Inc.	34,067	733,463
Lowe's Companies, Inc.	66,700	1,218,609
Sherwin-Williams Co.	2,300	109,825
		2,061,897
Homefurnishing Retail - 0.6%
Williams-Sonoma, Inc.	15,900	125,928
Specialty Stores - 4.4%
PetSmart, Inc.	8,400	157,668

	Shares	Value
Sally Beauty Holdings, Inc. (a)	12,400	$ 58,652
Staples, Inc.	38,938	620,672
		836,992
TOTAL SPECIALTY RETAIL		4,345,692
TEXTILES, APPAREL & LUXURY GOODS - 6.5%
Apparel, Accessories & Luxury Goods - 2.7%
Coach, Inc. (a)	8,400	122,640
G-III Apparel Group Ltd. (a)	9,700	53,350
Hanesbrands, Inc. (a)	10,100	90,799
Polo Ralph Lauren Corp. Class A	2,300	94,369
VF Corp.	2,900	162,458
		523,616
Footwear - 3.8%
Iconix Brand Group, Inc. (a)	37,800	312,606
NIKE, Inc. Class B	9,200	416,300
		728,906
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,252,522
TOTAL COMMON STOCKS (Cost $28,085,070)		18,942,982
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.78% (b)	188,192	188,192
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	684,950	684,950
TOTAL MONEY MARKET FUNDS (Cost $873,142)		873,142
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $28,958,212)		19,816,124
NET OTHER ASSETS - (3.6)%		(693,038)
NET ASSETS - 100%		$ 19,123,086
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,220
Fidelity Securities Lending Cash Central Fund	26,297
Total	$ 28,517
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 19,816,124	$ 19,539,652	$ 190,972	$ 85,500
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(14,500)
Cost of Purchases	100,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 85,500

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $2,972,883 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $712,032) - See accompanying schedule: Unaffiliated issuers (cost $28,085,070)	$ 18,942,982
Fidelity Central Funds (cost $873,142)	873,142
Total Investments (cost $28,958,212)		$ 19,816,124
Cash		24,137
Foreign currency held at value (cost $5)		4
Receivable for investments sold		259,710
Receivable for fund shares sold		5,883
Dividends receivable		5,956
Distributions receivable from Fidelity Central Funds		1,728
Prepaid expenses		253
Receivable from investment adviser for expense reductions		148
Other receivables		11
Total assets		20,113,954

Liabilities
Payable for investments purchased	$ 159,856
Payable for fund shares redeemed	97,570
Accrued management fee	9,708
Distribution fees payable	9,024
Other affiliated payables	5,734
Other payables and accrued expenses	24,026
Collateral on securities loaned, at value	684,950
Total liabilities		990,868

Net Assets		$ 19,123,086
Net Assets consist of:
Paid in capital		$ 35,674,939
Accumulated net investment loss		(10,822)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,398,942)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,142,089)
Net Assets		$ 19,123,086

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,964,194 ÷ 1,007,812 shares)	$ 7.90

Maximum offering price per share (100/94.25 of $7.90)	$ 8.38
Class T: Net Asset Value and redemption price per share ($5,631,513 ÷ 734,568 shares)	$ 7.67

Maximum offering price per share (100/96.50 of $7.67)	$ 7.95
Class B: Net Asset Value and offering price per share ($2,989,075 ÷ 417,429 shares)A	$ 7.16

Class C: Net Asset Value and offering price per share ($2,282,126 ÷ 318,227 shares)A	$ 7.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($256,178 ÷ 31,238 shares)	$ 8.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 202,343
Interest		5
Income from Fidelity Central Funds (including $26,297 from security lending)		28,517
Total income		230,865

Expenses
Management fee	$ 68,438
Transfer agent fees	36,129
Distribution fees	64,439
Accounting and security lending fees	5,254
Custodian fees and expenses	2,960
Independent trustees' compensation	71
Registration fees	32,038
Audit	22,623
Legal	104
Miscellaneous	2,041
Total expenses before reductions	234,097
Expense reductions	(29,344)	204,753
Net investment income (loss)		26,112
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,277,816)
Foreign currency transactions	9
Total net realized gain (loss)		(4,277,807)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,831,126)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(4,831,127)
Net gain (loss)		(9,108,934)
Net increase (decrease) in net assets resulting from operations		$ (9,082,822)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,112	$ (64,816)
Net realized gain (loss)	(4,277,807)	(2,749,077)
Change in net unrealized appreciation (depreciation)	(4,831,127)	(6,918,327)
Net increase (decrease) in net assets resulting from operations	(9,082,822)	(9,732,220)
Distributions to shareholders from net investment income	(36,930)	-
Distributions to shareholders from net realized gain	-	(4,774,547)
Total distributions	(36,930)	(4,774,547)
Share transactions - net increase (decrease)	(1,672,477)	(10,594,844)
Redemption fees	3,299	847
Total increase (decrease) in net assets	(10,788,930)	(25,100,764)

Net Assets
Beginning of period	29,912,016	55,012,780
End of period (including accumulated net investment loss of $10,822 and accumulated net investment loss of $4, respectively)	$ 19,123,086	$ 29,912,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 15.89	$ 16.39	$ 16.62	$ 14.51	$ 13.71
Income from Investment Operations
Net investment income (loss) E	.02	.02	.02 H	(.04)	(.07)	(.07)
Net realized and unrealized gain (loss)	(3.50)	(3.09)	1.83	(.07)	2.71	.87
Total from investment operations	(3.48)	(3.07)	1.85	(.11)	2.64	.80
Distributions from net investment income	(.03)	-	(.05)	-	-	-
Distributions from net realized gain	-	(1.41)	(2.30)	(.12)	(.53)	-
Total distributions	(.03)	(1.41)	(2.35)	(.12)	(.53)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 7.90	$ 11.41	$ 15.89	$ 16.39	$ 16.62	$ 14.51
Total Return B, C, D	(30.56)%	(21.24)%	11.67%	(.69)%	18.85%	5.84%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.40%	1.42%	1.42%	1.47%	1.55%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.44%	1.50%
Expenses net of all reductions	1.40% A	1.40%	1.39%	1.39%	1.42%	1.45%
Net investment income (loss)	.50% A	.15%	.11% H	(.23)%	(.45)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,964	$ 11,899	$ 19,708	$ 16,935	$ 17,887	$ 11,856
Portfolio turnover rate G	73% A	63%	164%	81%	66%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 15.47	$ 16.03	$ 16.29	$ 14.27	$ 13.51
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.02) H	(.07)	(.11)	(.11)
Net realized and unrealized gain (loss)	(3.39)	(3.00)	1.79	(.07)	2.66	.87
Total from investment operations	(3.38)	(3.01)	1.77	(.14)	2.55	.76
Distributions from net investment income	(.02)	-	(.03)	-	-	-
Distributions from net realized gain	-	(1.39)	(2.30)	(.12)	(.53)	-
Total distributions	(.02)	(1.39)	(2.33)	(.12)	(.53)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 7.67	$ 11.07	$ 15.47	$ 16.03	$ 16.29	$ 14.27
Total Return B, C, D	(30.59)%	(21.41)	11.43%	(.89)%	18.52%	5.63%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.64%	1.69%	1.69%	1.75%	1.81%
Expenses net of fee waivers, if any	1.65% A	1.64%	1.65%	1.65%	1.69%	1.75%
Expenses net of all reductions	1.65% A	1.62%	1.61%	1.62%	1.67%	1.70%
Net investment income (loss)	.25% A	(.08)%	(.10)% H	(.46)%	(.70)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,632	$ 9,095	$ 14,787	$ 14,267	$ 16,782	$ 15,555
Portfolio turnover rate G	73% A	63%	164%	81%	66%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 14.56	$ 15.26	$ 15.60	$ 13.75	$ 13.08
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.10) H	(.15)	(.17)	(.18)
Net realized and unrealized gain (loss)	(3.18)	(2.81)	1.70	(.07)	2.55	.85
Total from investment operations	(3.19)	(2.88)	1.60	(.22)	2.38	.67
Distributions from net realized gain	-	(1.33)	(2.30)	(.12)	(.53)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 7.16	$ 10.35	$ 14.56	$ 15.26	$ 15.60	$ 13.75
Total Return B, C, D	(30.82)%	(21.80)%	10.82%	(1.45)%	17.97%	5.12%
Ratios to Average Net Assets F, I
Expenses before reductions	2.39% A	2.14%	2.20%	2.19%	2.24%	2.29%
Expenses net of fee waivers, if any	2.15% A	2.14%	2.15%	2.15%	2.19%	2.25%
Expenses net of all reductions	2.15% A	2.14%	2.15%	2.14%	2.16%	2.20%
Net investment income (loss)	(.26)% A	(.60)%	(.64)% H	(.98)%	(1.20)%	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,989	$ 5,090	$ 11,081	$ 14,088	$ 18,862	$ 17,302
Portfolio turnover rate G	73% A	63%	164%	81%	66%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 14.59	$ 15.28	$ 15.62	$ 13.77	$ 13.10
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.10) H	(.15)	(.17)	(.18)
Net realized and unrealized gain (loss)	(3.19)	(2.81)	1.71	(.07)	2.55	.85
Total from investment operations	(3.20)	(2.88)	1.61	(.22)	2.38	.67
Distributions from net realized gain	-	(1.34)	(2.30)	(.12)	(.53)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 7.17	$ 10.37	$ 14.59	$ 15.28	$ 15.62	$ 13.77
Total Return B, C, D	(30.86)%	(21.77)%	10.88%	(1.45)%	17.94%	5.11%
Ratios to Average Net Assets F, I
Expenses before reductions	2.40% A	2.15%	2.16%	2.12%	2.17%	2.24%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.12%	2.17%	2.24%
Expenses net of all reductions	2.15% A	2.14%	2.15%	2.12%	2.14%	2.19%
Net investment income (loss)	(.25)% A	(.60)%	(.64)% H	(.95)%	(1.18)%	(1.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,282	$ 3,430	$ 8,051	$ 7,160	$ 8,505	$ 6,992
Portfolio turnover rate G	73% A	63%	164%	81%	66%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 16.41	$ 16.82	$ 17.01	$ 14.81	$ 13.95
Income from Investment Operations
Net investment income (loss) D	.04	.06	.06 G	-	(.03)	(.04)
Net realized and unrealized gain (loss)	(3.64)	(3.22)	1.89	(.07)	2.76	.90
Total from investment operations	(3.60)	(3.16)	1.95	(.07)	2.73	.86
Distributions from net investment income	(.04)	-	(.06)	-	-	-
Distributions from net realized gain	-	(1.41)	(2.30)	(.12)	(.53)	-
Total distributions	(.04)	(1.41)	(2.36)	(.12)	(.53)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.20	$ 11.84	$ 16.41	$ 16.82	$ 17.01	$ 14.81
Total Return B, C	(30.46)%	(21.09)%	12.04%	(.44)%	19.08%	6.16%
Ratios to Average Net Assets E, H
Expenses before reductions	1.41% A	1.14%	1.15%	1.18%	1.26%	1.34%
Expenses net of fee waivers, if any	1.15% A	1.14%	1.15%	1.15%	1.20%	1.25%
Expenses net of all reductions	1.15% A	1.14%	1.14%	1.14%	1.17%	1.20%
Net investment income (loss)	.75% A	.40%	.36% G	.02%	(.21)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 256	$ 398	$ 1,385	$ 1,144	$ 1,371	$ 907
Portfolio turnover rate F	73% A	63%	164%	81%	66%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 888,067
Unrealized depreciation	(10,274,546)
Net unrealized appreciation (depreciation)	$ (9,386,479)
Cost for federal income tax purposes	$ 29,202,603

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Consumer Discretionary

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,907,403 and $10,765,074, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12,281	$ 14
Class T	.25%	.25%	18,294	-
Class B	.75%	.25%	19,785	14,875
Class C	.75%	.25%	14,079	1,118
			$ 64,439	$ 16,007

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,210
Class T	814
Class B*	5,315
Class C*	48
$ 9,387

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,632.30
Class T	10,846.30
Class B	5,890.30
Class C	4,202.30
Institutional Class	559.30
	$ 36,129

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $734 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 11,859
Class T	1.65%	8,798
Class B	2.15%	4,763
Class C	2.15%	3,430
Institutional Class	1.15%	479
		$ 29,329

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15 for the period.

Consumer Discretionary

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 24,249	$ -
Class T	11,523	-
Institutional Class	1,158	-
Total	$ 36,930	$ -
From net realized gain
Class A	$ -	$ 1,697,903
Class T	-	1,304,169
Class B	-	954,937
Class C	-	712,594
Institutional Class	-	104,944
Total	$ -	$ 4,774,547

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	214,617	231,645	$ 2,067,897	$ 3,074,782
Reinvestment of distributions	2,650	104,669	22,145	1,531,841
Shares redeemed	(251,930)	(533,803)	(2,272,898)	(7,132,154)
Net increase (decrease)	(34,663)	(197,489)	$ (182,856)	$ (2,525,531)
Class T
Shares sold	38,143	113,866	$ 344,438	$ 1,488,704
Reinvestment of distributions	1,356	84,915	11,014	1,207,897
Shares redeemed	(126,207)	(333,215)	(1,161,320)	(4,304,558)
Net increase (decrease)	(86,708)	(134,434)	$ (805,868)	$ (1,607,957)
Class B
Shares sold	25,217	34,749	$ 217,813	$ 420,244
Reinvestment of distributions	-	65,209	-	871,754
Shares redeemed	(99,539)	(369,099)	(884,619)	(4,475,959)
Net increase (decrease)	(74,322)	(269,141)	$ (666,806)	$ (3,183,961)
Class C
Shares sold	42,364	46,115	$ 369,775	$ 563,853
Reinvestment of distributions	-	37,909	-	507,333
Shares redeemed	(55,019)	(304,893)	(468,148)	(3,642,610)
Net increase (decrease)	(12,655)	(220,869)	$ (98,373)	$ (2,571,424)
Institutional Class
Shares sold	32,212	41,241	$ 374,691	$ 586,738
Reinvestment of distributions	104	5,683	903	86,193
Shares redeemed	(34,687)	(97,732)	(294,168)	(1,378,902)
Net increase (decrease)	(2,371)	(50,808)	$ 81,426	$ (705,971)

Semiannual Report

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.40%
Actual		$ 1,000.00	$ 595.00	$ 5.63
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 595.20	$ 6.63
Hypothetical A		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 592.50	$ 8.63
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 593.50	$ 8.64
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 596.50	$ 4.63
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Electronics

Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	24.0	23.7
Texas Instruments, Inc.	10.1	7.8
Applied Materials, Inc.	7.4	9.2
Marvell Technology Group Ltd.	3.2	0.6
Analog Devices, Inc.	2.9	0.0
Lam Research Corp.	2.4	2.3
National Semiconductor Corp.	2.4	0.0
Varian Semiconductor Equipment Associates, Inc.	2.4	2.3
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2.2	1.6
Broadcom Corp. Class A	2.1	3.7
	59.1
Top Industries (% of fund's net assets)
As of January 31, 2009
Semiconductors & Semiconductor Equipment	86.2%
Electronic Equipment & Components	4.5%
Communications Equipment	2.6%
Electrical Equipment	1.6%
Computers & Peripherals	1.0%
All Others*	4.1%

As of July 31, 2008
Semiconductors & Semiconductor Equipment	76.0%
Communications Equipment	6.0%
Electrical Equipment	4.9%
Computers & Peripherals	4.3%
Electronic Equipment & Instruments	2.3%
All Others*	6.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CHEMICALS - 0.0%
Specialty Chemicals - 0.0%
Nanophase Technologies Corp. (a)	1,945	$ 1,614
COMMUNICATIONS EQUIPMENT - 2.3%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	1,800	26,946
QUALCOMM, Inc.	3,900	134,745
		161,691
COMPUTERS & PERIPHERALS - 0.9%
Computer Hardware - 0.5%
HTC Corp.	4,080	38,528
Computer Storage & Peripherals - 0.4%
SanDisk Corp. (a)	1,700	19,431
Seagate Technology	2,300	8,717
		28,148
TOTAL COMPUTERS & PERIPHERALS		66,676
ELECTRICAL EQUIPMENT - 1.6%
Electrical Components & Equipment - 1.6%
First Solar, Inc. (a)	300	42,840
Motech Industries, Inc.	1	2
Q-Cells SE (a)	800	19,665
Renewable Energy Corp. AS (a)	2,000	20,178
SolarWorld AG	1,000	21,240
Sunpower Corp. Class B (a)	400	10,568
		114,493
ELECTRONIC EQUIPMENT & COMPONENTS - 3.9%
Electronic Components - 0.6%
Everlight Electronics Co. Ltd.	20,559	27,160
Vishay Intertechnology, Inc. (a)	4,700	13,912
		41,072
Electronic Manufacturing Services - 0.7%
DDi Corp. (a)	2,200	7,436
Flextronics International Ltd. (a)	10,600	27,666
Jabil Circuit, Inc.	1,900	11,058
		46,160
Technology Distributors - 2.6%
Arrow Electronics, Inc. (a)	1,700	32,419
Avnet, Inc. (a)	6,100	120,902
Ingram Micro, Inc. Class A (a)	2,700	33,129
		186,450
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		273,682

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Life Sciences Tools & Services - 0.6%
Arrowhead Research Corp. (a)	4,216	$ 3,668
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	41,189
		44,857
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Timminco Ltd. (a)	2,600	7,339
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 83.3%
Semiconductor Equipment - 19.6%
Advanced Energy Industries, Inc. (a)	200	1,796
Aixtron AG	4,200	21,724
Amkor Technology, Inc. (a)	600	1,392
Applied Materials, Inc.	55,900	523,783
ASML Holding NV (NY Shares)	8,900	147,206
ATMI, Inc. (a)	1,600	21,616
Brooks Automation, Inc. (a)	300	1,371
Cabot Microelectronics Corp. (a)	100	2,276
Cohu, Inc.	100	998
Cymer, Inc. (a)	4,200	85,680
Entegris, Inc. (a)	600	834
FEI Co. (a)	200	3,640
FormFactor, Inc. (a)	1,450	22,562
Global Unichip Corp.	5,383	19,823
KLA-Tencor Corp.	1,000	20,040
Lam Research Corp. (a)	8,600	173,806
MEMC Electronic Materials, Inc. (a)	9,000	122,400
MKS Instruments, Inc. (a)	200	2,810
Novellus Systems, Inc. (a)	500	6,895
Teradyne, Inc. (a)	400	1,924
Tessera Technologies, Inc. (a)	3,700	43,512
Ultratech, Inc. (a)	100	1,120
Varian Semiconductor Equipment Associates, Inc. (a)	8,900	169,456
Veeco Instruments, Inc. (a)	200	966
Verigy Ltd. (a)	300	2,493
		1,400,123
Semiconductors - 63.7%
Actel Corp. (a)	100	902
Advanced Analogic Technologies, Inc. (a)	11,200	33,712
Advanced Micro Devices, Inc. (a)	3,400	7,446
Advanced Semiconductor Engineering, Inc. sponsored ADR	19,337	30,939
Altera Corp.	3,100	47,678
Analog Devices, Inc.	10,300	205,794
Applied Micro Circuits Corp. (a)	1,200	4,800
ARM Holdings PLC sponsored ADR	20,100	80,601
Atmel Corp. (a)	27,600	92,184
Broadcom Corp. Class A (a)	9,350	148,198
California Micro Devices Corp. (a)	3,500	7,490
Cavium Networks, Inc. (a)	2,500	22,750
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)	4,300	$ 6,321
Cree, Inc. (a)	400	7,972
Cypress Semiconductor Corp. (a)	2,100	9,471
Diodes, Inc. (a)	200	1,296
DSP Group, Inc. (a)	200	1,302
Exar Corp. (a)	200	1,354
Fairchild Semiconductor International, Inc. (a)	14,400	65,520
Integrated Device Technology, Inc. (a)	6,600	37,884
Intel Corp.	132,890	1,714,281
International Rectifier Corp. (a)	400	5,448
Intersil Corp. Class A	5,600	52,136
Linear Technology Corp.	1,200	28,104
LSI Corp. (a)	3,300	10,494
Marvell Technology Group Ltd. (a)	30,850	224,897
Maxim Integrated Products, Inc.	4,800	63,504
Micrel, Inc.	300	2,280
Microchip Technology, Inc.	600	11,382
Micron Technology, Inc. (a)	28,500	106,020
Microsemi Corp. (a)	2,200	18,480
National Semiconductor Corp.	17,100	173,394
Netlogic Microsystems, Inc. (a)	100	2,121
NVIDIA Corp. (a)	11,500	91,425
O2Micro International Ltd. sponsored ADR (a)	3,100	7,130
Omnivision Technologies, Inc. (a)	300	2,007
ON Semiconductor Corp. (a)	2,700	11,259
PMC-Sierra, Inc. (a)	8,100	39,447
Power Integrations, Inc.	700	13,629
Rambus, Inc. (a)	500	4,530
RF Micro Devices, Inc. (a)	1,300	1,404
Richtek Technology Corp.	8,005	29,241
Samsung Electronics Co. Ltd.	255	88,542
Semtech Corp. (a)	400	4,700
Sigma Designs, Inc. (a)	100	1,022
Silicon Image, Inc. (a)	400	1,468
Silicon Laboratories, Inc. (a)	300	6,909
Silicon Storage Technology, Inc. (a)	500	1,025
Siliconware Precision Industries Co. Ltd. sponsored ADR	10,343	42,717
Skyworks Solutions, Inc. (a)	900	3,888
Standard Microsystems Corp. (a)	700	9,695
Supertex, Inc. (a)	60	1,361
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	21,107	159,147
Texas Instruments, Inc.	48,300	722,085
TriQuint Semiconductor, Inc. (a)	800	1,616

	Shares	Value
Xilinx, Inc.	3,000	$ 50,550
Zoran Corp. (a)	3,100	18,414
		4,539,366
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		5,939,489
SOFTWARE - 0.4%
Home Entertainment Software - 0.4%
Nintendo Co. Ltd.	100	29,120
TOTAL COMMON STOCKS (Cost $12,531,941)		6,638,961
Convertible Bonds - 3.9%
		Principal Amount (c)
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Lucent Technologies, Inc. 2.875% 6/15/25		$ 50,000	22,875
COMPUTERS & PERIPHERALS - 0.1%
Computer Storage & Peripherals - 0.1%
Maxtor Corp. 2.375% 8/15/12		20,000	11,474
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Electronic Manufacturing Services - 0.6%
TTM Technologies, Inc. 3.25% 5/15/15		70,000	40,236
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Semiconductor Equipment - 0.7%
Amkor Technology, Inc. 2.5% 5/15/11		80,000	48,160
Semiconductors - 2.2%
Advanced Micro Devices, Inc. 6% 5/1/15		220,000	69,344
Diodes, Inc. 2.25% 10/1/26		40,000	27,176
Infineon Technologies Holding BV 5% 6/5/10	EUR	50,000	22,245
Xilinx, Inc. 3.125% 3/15/37		60,000	39,378
			158,143
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			206,303
TOTAL CONVERTIBLE BONDS (Cost $305,685)			280,888
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b) (Cost $204,417)	204,417	$ 204,417
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $13,042,043)		7,124,266
NET OTHER ASSETS - 0.1%		9,394
NET ASSETS - 100%		$ 7,133,660
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,516
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,124,266	$ 6,569,773	$ 554,493	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.8%
Taiwan	4.8%
Bermuda	3.2%
Netherlands	2.4%
Korea (South)	1.3%
United Kingdom	1.1%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information

At July 31, 2008, the fund had a capital loss carryforward of approximately $7,629,844 of which $4,774,109, $2,265,871, $279,201 and $310,663 will expire on July 31, 2011, 2012, 2013 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $4,004,653 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Electronics

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,837,626)	$ 6,919,849
Fidelity Central Funds (cost $204,417)	204,417
Total Investments (cost $13,042,043)		$ 7,124,266
Cash		29,604
Receivable for investments sold		33,862
Receivable for fund shares sold		13,246
Dividends receivable		6,258
Interest receivable		7,651
Distributions receivable from Fidelity Central Funds		286
Prepaid expenses		103
Receivable from investment adviser for expense reductions		3,477
Other receivables		71
Total assets		7,218,824

Liabilities
Payable for investments purchased	$ 26,031
Payable for fund shares redeemed	29,030
Accrued management fee	3,535
Distribution fees payable	3,670
Other affiliated payables	2,141
Other payables and accrued expenses	20,757
Total liabilities		85,164

Net Assets		$ 7,133,660
Net Assets consist of:
Paid in capital		$ 28,088,378
Undistributed net investment income		6,598
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,043,336)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,917,980)
Net Assets		$ 7,133,660

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,134,048 ÷ 528,351 shares)	$ 4.04

Maximum offering price per share (100/94.25 of $4.04)	$ 4.29
Class T: Net Asset Value and redemption price per share ($2,368,981 ÷ 597,420 shares)	$ 3.97

Maximum offering price per share (100/96.50 of $3.97)	$ 4.11
Class B: Net Asset Value and offering price per share ($803,891 ÷ 210,962 shares)A	$ 3.81

Class C: Net Asset Value and offering price per share ($1,659,797 ÷ 436,056 shares)A	$ 3.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($166,943 ÷ 40,370 shares)	$ 4.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 88,520
Interest		3,374
Income from Fidelity Central Funds		2,516
Total income		94,410

Expenses
Management fee	$ 28,121
Transfer agent fees	16,173
Distribution fees	30,104
Accounting fees and expenses	1,942
Custodian fees and expenses	6,873
Independent trustees' compensation	30
Registration fees	42,086
Audit	23,062
Legal	85
Miscellaneous	1,694
Total expenses before reductions	150,170
Expense reductions	(62,358)	87,812
Net investment income (loss)		6,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,103,813)
Foreign currency transactions	(1,086)
Total net realized gain (loss)		(3,104,899)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,337,641)
Assets and liabilities in foreign currencies	(91)
Total change in net unrealized appreciation (depreciation)		(2,337,732)
Net gain (loss)		(5,442,631)
Net increase (decrease) in net assets resulting from operations		$ (5,436,033)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,598	$ (90,535)
Net realized gain (loss)	(3,104,899)	(4,347,575)
Change in net unrealized appreciation (depreciation)	(2,337,732)	(2,232,309)
Net increase (decrease) in net assets resulting from operations	(5,436,033)	(6,670,419)
Share transactions - net increase (decrease)	(1,740,402)	(8,363,960)
Redemption fees	250	266
Total increase (decrease) in net assets	(7,176,185)	(15,034,113)

Net Assets
Beginning of period	14,309,845	29,343,958
End of period (including undistributed net investment income of $6,598 and $0, respectively)	$ 7,133,660	$ 14,309,845

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.79	$ 9.11	$ 7.38	$ 8.04	$ 6.58	$ 6.59
Income from Investment Operations
Net investment income (loss) E	.01	- I	(.03)	(.04)	(.07)	(.09)
Net realized and unrealized gain (loss)	(2.76)	(2.32)	1.76	(.62)	1.53	.08
Total from investment operations	(2.75)	(2.32)	1.73	(.66)	1.46	(.01)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 4.04	$ 6.79	$ 9.11	$ 7.38	$ 8.04	$ 6.58
Total Return B,C,D	(40.50)%	(25.47)%	23.44%	(8.21)%	22.19%	(.15)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.63% A	1.72%	1.60%	1.50%	1.59%	1.55%
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%	1.45%	1.50%
Expenses net of all reductions	1.40%A	1.39%	1.38%	1.36%	1.38%	1.48%
Net investment income (loss)	.48%A	(.02)%	(.35)%	(.52)%	(.96)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,134	$ 3,970	$ 7,551	$ 7,916	$ 11,397	$ 8,374
Portfolio turnover rate G	89%A	93%	97%	95%	128%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 8.98	$ 7.29	$ 7.96	$ 6.53	$ 6.56
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	(.05)	(.06)	(.08)	(.11)
Net realized and unrealized gain (loss)	(2.71)	(2.29)	1.74	(.61)	1.51	.08
Total from investment operations	(2.70)	(2.31)	1.69	(.67)	1.43	(.03)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 3.97	$ 6.67	$ 8.98	$ 7.29	$ 7.96	$ 6.53
Total Return B,C,D	(40.48)%	(25.72)%	23.18%	(8.42)%	21.90%	(.46)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.94% A	2.02%	1.89%	1.82%	1.89%	1.83%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.69%	1.75%
Expenses net of all reductions	1.65% A	1.64%	1.64%	1.61%	1.61%	1.72%
Net investment income (loss)	.24% A	(.27)%	(.60)%	(.77)%	(1.20)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,369	$ 4,635	$ 8,103	$ 9,048	$ 12,085	$ 15,445
Portfolio turnover rate G	89% A	93%	97%	95%	128%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.43	$ 8.70	$ 7.10	$ 7.78	$ 6.42	$ 6.48
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.09)	(.10)	(.12)	(.14)
Net realized and unrealized gain (loss)	(2.61)	(2.21)	1.69	(.58)	1.48	.08
Total from investment operations	(2.62)	(2.27)	1.60	(.68)	1.36	(.06)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 3.81	$ 6.43	$ 8.70	$ 7.10	$ 7.78	$ 6.42
Total Return B,C,D	(40.75)%	(26.09)%	22.54%	(8.74)%	21.18%	(.93)%
Ratios to Average Net Assets F,H
Expenses before reductions	3.36% A	2.48%	2.36%	2.29%	2.41%	2.41%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.21%	2.25%
Expenses net of all reductions	2.15% A	2.14%	2.13%	2.11%	2.13%	2.23%
Net investment income (loss)	(.27)% A	(.77)%	(1.10)%	(1.27)%	(1.72)%	(1.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 804	$ 2,027	$ 4,572	$ 6,123	$ 8,963	$ 8,498
Portfolio turnover rate G	89% A	93%	97%	95%	128%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 8.69	$ 7.09	$ 7.77	$ 6.41	$ 6.47
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.09)	(.10)	(.11)	(.14)
Net realized and unrealized gain (loss)	(2.60)	(2.21)	1.69	(.58)	1.47	.08
Total from investment operations	(2.61)	(2.27)	1.60	(.68)	1.36	(.06)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 3.81	$ 6.42	$ 8.69	$ 7.09	$ 7.77	$ 6.41
Total Return B,C,D	(40.65)%	(26.12)%	22.57%	(8.75)%	21.22%	(.93)%
Ratios to Average Net Assets F,H
Expenses before reductions	3.40% A	2.47%	2.34%	2.26%	2.31%	2.24%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.18%	2.24%
Expenses net of all reductions	2.15% A	2.14%	2.13%	2.11%	2.11%	2.21%
Net investment income (loss)	(.27)% A	(.77)%	(1.10)%	(1.27)%	(1.69)%	(1.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,660	$ 3,325	$ 8,389	$ 7,009	$ 11,058	$ 12,322
Portfolio turnover rate G	89% A	93%	97%	95%	128%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.94	$ 9.30	$ 7.51	$ 8.15	$ 6.65	$ 6.64
Income from Investment Operations
Net investment income (loss) D	.02	.02	(.01)	(.02)	(.05)	(.06)
Net realized and unrealized gain (loss)	(2.82)	(2.38)	1.80	(.62)	1.55	.07
Total from investment operations	(2.80)	(2.36)	1.79	(.64)	1.50	.01
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 4.14	$ 6.94	$ 9.30	$ 7.51	$ 8.15	$ 6.65
Total Return B,C	(40.35)%	(25.38)%	23.83%	(7.85)%	22.56%	.15%
Ratios to Average Net Assets E,G
Expenses before reductions	2.34% A	1.47%	1.26%	1.11%	1.16%	1.12%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.11%	1.16%	1.12%
Expenses net of all reductions	1.15% A	1.14%	1.13%	1.07%	1.08%	1.09%
Net investment income (loss)	.74% A	.23%	(.10)%	(.23)%	(.67)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167	$ 353	$ 730	$ 750	$ 899	$ 687
Portfolio turnover rate F	89% A	93%	97%	95%	128%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Electronics

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,497
Unrealized depreciation	(6,390,434)
Net unrealized appreciation (depreciation)	$ (6,353,937)
Cost for federal income tax purposes	$ 13,478,203

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,452,397 and $6,144,134, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,482	$ 112
Class T	.25%	.25%	8,245	81
Class B	.75%	.25%	6,552	4,922
Class C	.75%	.25%	11,825	657
			$ 30,104	$ 5,772

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 274
Class T	556
Class B*	2,010
Class C*	74
$ 2,914

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Electronics

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,282.31
Class T	5,892.36
Class B	2,000.30
Class C	3,644.31
Institutional Class	355.32
	$ 16,173

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $315 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 17,038
Class T	1.65%	21,238
Class B	2.15%	7,924
Class C	2.15%	14,713
Institutional Class	1.15%	1,335
		$ 62,248

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $110 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	64,497	161,701	$ 310,871	$ 1,242,418
Shares redeemed	(120,952)	(405,321)	(660,246)	(3,221,767)
Net increase (decrease)	(56,455)	(243,620)	$ (349,375)	$ (1,979,349)
Class T
Shares sold	66,917	93,832	$ 320,940	$ 747,770
Shares redeemed	(163,950)	(301,416)	(809,675)	(2,324,905)
Net increase (decrease)	(97,033)	(207,584)	$ (488,735)	$ (1,577,135)
Class B
Shares sold	8,581	35,607	$ 39,343	$ 276,103
Shares redeemed	(112,926)	(246,055)	(529,746)	(1,804,727)
Net increase (decrease)	(104,345)	(210,448)	$ (490,403)	$ (1,528,624)
Class C
Shares sold	20,155	107,517	$ 109,996	$ 865,728
Shares redeemed	(101,758)	(555,338)	(456,213)	(3,939,431)
Net increase (decrease)	(81,603)	(447,821)	$ (346,217)	$ (3,073,703)
Institutional Class
Shares sold	6,447	9,123	$ 33,812	$ 82,426
Shares redeemed	(16,893)	(36,772)	(99,484)	(287,575)
Net increase (decrease)	(10,446)	(27,649)	$ (65,672)	$ (205,149)

Electronics

Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.20%
Actual		$ 1,000.00	$ 490.60	$ 4.51
Hypothetical A		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.43%
Actual		$ 1,000.00	$ 490.00	$ 5.37
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.27
Class B	1.94%
Actual		$ 1,000.00	$ 488.90	$ 7.28
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.94%
Actual		$ 1,000.00	$ 488.70	$ 7.28
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.86
Institutional Class	.93%
Actual		$ 1,000.00	$ 491.40	$ 3.50
Hypothetical A		$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio/Sector

Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Noble Corp.	4.9	0.5
Occidental Petroleum Corp.	4.8	3.0
Southwestern Energy Co.	4.8	2.0
Range Resources Corp.	4.2	4.5
Cabot Oil & Gas Corp.	4.0	2.8
Hess Corp.	3.7	2.6
Valero Energy Corp.	3.3	3.7
Chevron Corp.	3.2	0.3
Petrohawk Energy Corp.	2.9	2.9
Anadarko Petroleum Corp.	2.6	0.0
	38.4
Top Industries (% of fund's net assets)
As of January 31, 2009
Oil, Gas & Consumable Fuels	69.1%
Energy Equipment & Services	26.1%
Electrical Equipment	1.9%
Gas Utilities	1.0%
Construction & Engineering	0.7%
All Others*	1.2%

As of July 31, 2008
Oil, Gas & Consumable Fuels	61.9%
Energy Equipment & Services	31.2%
Electrical Equipment	5.0%
Construction & Engineering	0.6%
Gas Utilities	0.3%
All Others*	1.0%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Energy Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	16,062	$ 160,781
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	85,000	3,286,950
ELECTRICAL EQUIPMENT - 1.9%
Electrical Components & Equipment - 1.8%
Evergreen Solar, Inc. (a)	242,942	536,902
First Solar, Inc. (a)	17,200	2,456,160
JA Solar Holdings Co. Ltd. ADR (a)(d)	435,318	1,157,946
Q-Cells SE (a)(d)	16,793	412,801
Renewable Energy Corp. AS (a)	65,700	662,851
Sunpower Corp. Class B (a)	90,100	2,380,442
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	40,800	383,928
		7,991,030
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	12,700	620,368
TOTAL ELECTRICAL EQUIPMENT		8,611,398
ENERGY EQUIPMENT & SERVICES - 26.1%
Oil & Gas Drilling - 13.6%
Atwood Oceanics, Inc. (a)	333,989	5,560,917
Helmerich & Payne, Inc.	319,053	7,165,930
Hercules Offshore, Inc. (a)	214,494	797,918
Nabors Industries Ltd. (a)	771,411	8,446,950
Noble Corp.	837,909	22,749,231
Patterson-UTI Energy, Inc.	172,717	1,651,175
Pioneer Drilling Co. (a)	70,685	351,304
Pride International, Inc. (a)	252,200	4,065,464
Transocean Ltd. (a)	210,864	11,517,392
		62,306,281
Oil & Gas Equipment & Services - 12.5%
Baker Hughes, Inc.	36,900	1,229,508
BJ Services Co.	218,274	2,401,014
Complete Production Services, Inc. (a)	26,300	168,583
Dresser-Rand Group, Inc. (a)	25,000	487,000
Dril-Quip, Inc. (a)	84,055	2,059,348
Exterran Holdings, Inc. (a)	77,875	1,725,710
FMC Technologies, Inc. (a)	55,100	1,630,409
Fugro NV (Certificaten Van Aandelen) unit	1,693	46,017
Global Industries Ltd. (a)	377,303	1,301,695
Halliburton Co.	236,160	4,073,760
Helix Energy Solutions Group, Inc. (a)	77,300	398,095
National Oilwell Varco, Inc. (a)	422,757	11,177,695
Oceaneering International, Inc. (a)	59,800	2,060,708
Oil States International, Inc. (a)	63,500	1,162,685
Schlumberger Ltd. (NY Shares)	253,600	10,349,416
Smith International, Inc.	60,500	1,373,350

	Shares	Value
Superior Energy Services, Inc. (a)	214,784	$ 3,346,335
Tenaris SA sponsored ADR	19,100	377,989
Tidewater, Inc.	61,959	2,578,114
TSC Offshore Group Ltd. (a)	1,258,000	83,793
Weatherford International Ltd. (a)	710,364	7,835,315
Willbros Group, Inc. (a)	186,294	1,814,504
		57,681,043
TOTAL ENERGY EQUIPMENT & SERVICES		119,987,324
GAS UTILITIES - 1.0%
Gas Utilities - 1.0%
Equitable Resources, Inc.	52,100	1,783,383
Questar Corp.	75,800	2,575,684
Zhongyu Gas Holdings Ltd. (a)	6,538,000	377,770
		4,736,837
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	220,147	2,282,924
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Teck Cominco Ltd. Class B (sub. vtg.)	59,900	231,616
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Sempra Energy	4	175
OIL, GAS & CONSUMABLE FUELS - 69.1%
Coal & Consumable Fuels - 4.5%
Arch Coal, Inc.	288,285	4,379,049
CONSOL Energy, Inc.	187,613	5,114,330
Foundation Coal Holdings, Inc.	326,986	5,303,713
Massey Energy Co.	189,044	2,869,688
Peabody Energy Corp.	108,540	2,713,500
PT Bumi Resources Tbk	2,851,800	124,056
		20,504,336
Integrated Oil & Gas - 22.4%
Chevron Corp.	206,900	14,590,588
ConocoPhillips	141,300	6,715,989
ENI SpA sponsored ADR	143,200	6,070,248
Exxon Mobil Corp.	73,092	5,590,076
Hess Corp.	304,300	16,922,123
Marathon Oil Corp.	403,600	10,990,028
Occidental Petroleum Corp.	403,800	22,027,290
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	205,100	4,442,466
Royal Dutch Shell PLC Class A sponsored ADR	191,000	9,402,930
Total SA sponsored ADR	124,700	6,207,566
		102,959,304
Oil & Gas Exploration & Production - 30.2%
Anadarko Petroleum Corp.	328,200	12,058,068
Apache Corp.	15,600	1,170,000
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Berry Petroleum Co. Class A	2,950	$ 21,712
Cabot Oil & Gas Corp.	668,725	18,383,250
Canadian Natural Resources Ltd.	52,800	1,890,437
Chesapeake Energy Corp.	44,630	705,600
Comstock Resources, Inc. (a)	211,011	8,045,849
Concho Resources, Inc. (a)	128,398	3,238,198
Denbury Resources, Inc. (a)	422,943	5,176,822
Devon Energy Corp.	21,300	1,312,080
Encore Acquisition Co. (a)	67,362	1,830,899
EOG Resources, Inc.	1,284	87,017
EXCO Resources, Inc. (a)	288,853	2,928,969
Forest Oil Corp. (a)	26,600	399,000
Goodrich Petroleum Corp. (a)(d)	65,000	1,878,500
Nexen, Inc.	121,400	1,768,735
Noble Energy, Inc.	127,000	6,214,110
Oil Search Ltd.	320,172	866,864
OPTI Canada, Inc. (a)	267,800	349,537
Penn Virginia Corp.	81,764	1,684,338
Petrobank Energy & Resources Ltd. (a)	25,100	397,226
Petrohawk Energy Corp. (a)	669,097	13,187,902
Petroquest Energy, Inc. (a)(d)	206,685	1,308,316
Plains Exploration & Production Co. (a)	259,769	5,486,321
Quicksilver Resources, Inc. (a)	464,500	3,218,985
Range Resources Corp.	541,788	19,417,682
SandRidge Energy, Inc. (a)	399,450	2,660,337
Southwestern Energy Co. (a)	692,600	21,920,790
Talisman Energy, Inc.	5,000	47,355
Whiting Petroleum Corp. (a)	33,300	965,700
		138,620,599
Oil & Gas Refining & Marketing - 10.4%
Frontier Oil Corp.	750,859	10,722,267
Holly Corp.	145,479	3,399,844
Sunoco, Inc.	210,300	9,741,096

	Shares	Value
Tesoro Corp.	496,476	$ 8,554,281
Valero Energy Corp.	632,463	15,255,008
		47,672,496
Oil & Gas Storage & Transport - 1.6%
El Paso Corp.	278,900	2,281,402
Williams Companies, Inc.	372,677	5,273,380
		7,554,782
TOTAL OIL, GAS & CONSUMABLE FUELS		317,311,517
TOTAL COMMON STOCKS (Cost $558,635,744)		456,609,522
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.78% (b)	1,310,453	1,310,453
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	3,257,918	3,257,918
TOTAL MONEY MARKET FUNDS (Cost $4,568,371)		4,568,371
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $563,204,115)		461,177,893
NET OTHER ASSETS - (0.4)%		(2,060,547)
NET ASSETS - 100%		$ 459,117,346
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,545
Fidelity Securities Lending Cash Central Fund	160,421
Total	$ 214,966
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 461,177,893	$ 459,725,410	$ 1,452,483	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.5%
Cayman Islands	5.4%
Switzerland	2.5%
Netherlands Antilles	2.3%
United Kingdom	2.0%
France	1.3%
Italy	1.3%
Canada	1.1%
Brazil	1.0%
Others (individually less than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy

Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,059,313) - See accompanying schedule: Unaffiliated issuers (cost $558,635,744)	$ 456,609,522
Fidelity Central Funds (cost $4,568,371)	4,568,371
Total Investments (cost $563,204,115)		$ 461,177,893
Receivable for investments sold		22,901,664
Receivable for fund shares sold		1,133,025
Dividends receivable		58,156
Distributions receivable from Fidelity Central Funds		9,801
Prepaid expenses		5,549
Other receivables		5,537
Total assets		485,291,625

Liabilities
Payable for investments purchased	$ 21,220,695
Payable for fund shares redeemed	1,026,354
Accrued management fee	219,902
Distribution fees payable	200,388
Other affiliated payables	123,378
Other payables and accrued expenses	125,644
Collateral on securities loaned, at value	3,257,918
Total liabilities		26,174,279

Net Assets		$ 459,117,346
Net Assets consist of:
Paid in capital		$ 765,140,543
Accumulated net investment loss		(1,724,407)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(202,177,454)
Net unrealized appreciation (depreciation) on investments		(102,121,336)
Net Assets		$ 459,117,346

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($162,293,778 ÷ 7,833,991 shares)	$ 20.72

Maximum offering price per share (100/94.25 of $20.72)	$ 21.98
Class T: Net Asset Value and redemption price per share ($181,853,620 ÷ 8,553,686 shares)	$ 21.26

Maximum offering price per share (100/96.50 of $21.26)	$ 22.03
Class B: Net Asset Value and offering price per share ($40,713,455 ÷ 2,065,039 shares)A	$ 19.72

Class C: Net Asset Value and offering price per share ($64,941,508 ÷ 3,271,405 shares)A	$ 19.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,314,985 ÷ 433,335 shares)	$ 21.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 2,539,652
Interest		16
Income from Fidelity Central Funds (including $160,421 from security lending)		214,966
Total income		2,754,634

Expenses
Management fee	$ 1,728,673
Transfer agent fees	869,054
Distribution fees	1,604,617
Accounting and security lending fees	113,994
Custodian fees and expenses	22,677
Independent trustees' compensation	1,496
Registration fees	83,859
Audit	27,861
Legal	3,130
Interest	2,024
Miscellaneous	30,604
Total expenses before reductions	4,487,989
Expense reductions	(9,743)	4,478,246
Net investment income (loss)		(1,723,612)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(199,447,877)
Foreign currency transactions	(107,380)
Total net realized gain (loss)		(199,555,257)
Change in net unrealized appreciation (depreciation) on: Investment securities	(303,699,869)
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		(303,699,878)
Net gain (loss)		(503,255,135)
Net increase (decrease) in net assets resulting from operations		$ (504,978,747)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,723,612)	$ (6,384,696)
Net realized gain (loss)	(199,555,257)	190,336,922
Change in net unrealized appreciation (depreciation)	(303,699,878)	(81,040,623)
Net increase (decrease) in net assets resulting from operations	(504,978,747)	102,911,603
Distributions to shareholders from net realized gain	(137,594,817)	(64,657,747)
Share transactions - net increase (decrease)	61,420,306	82,916,045
Redemption fees	40,689	43,632
Total increase (decrease) in net assets	(581,112,569)	121,213,533

Net Assets
Beginning of period	1,040,229,915	919,016,382
End of period (including accumulated net investment loss of $1,724,407 and accumulated net investment loss of $795, respectively)	$ 459,117,346	$ 1,040,229,915

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 50.24	$ 48.28	$ 46.39	$ 40.93	$ 29.12	$ 21.65
Income from Investment Operations
Net investment income (loss) E	(.04)	(.17)	(.02) H	(.04)	.06	.07
Net realized and unrealized gain (loss)	(22.58)	5.59	8.42	12.30	12.21	7.50
Total from investment operations	(22.62)	5.42	8.40	12.26	12.27	7.57
Distributions from net investment income	-	-	-	-	(.06)	(.10)
Distributions from net realized gain	(6.90)	(3.46)	(6.51)	(6.81)	(.41)	-
Total distributions	(6.90)	(3.46)	(6.51)	(6.81)	(.47)	(.10)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 20.72	$ 50.24	$ 48.28	$ 46.39	$ 40.93	$ 29.12
Total Return B,C,D	(50.94)%	11.52%	22.08%	32.90%	42.69%	35.08%
Ratios to Average Net Assets F,I
Expenses before reductions	1.20% A	1.14%	1.19%	1.21%	1.25%	1.30%
Expenses net of fee waivers, if any	1.20% A	1.14%	1.19%	1.21%	1.25%	1.30%
Expenses net of all reductions	1.19% A	1.14%	1.19%	1.17%	1.19%	1.29%
Net investment income (loss)	(.30)% A	(.32)%	(.05)% H	(.09)%	.19%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,294	$ 355,200	$ 268,108	$ 204,391	$ 90,342	$ 44,315
Portfolio turnover rate G	174% A	90%	80%	139%	125%	40%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 51.40	$ 49.26	$ 47.18	$ 41.46	$ 29.52	$ 21.97
Income from Investment Operations
Net investment income (loss) E	(.08)	(.29)	(.11) H	(.13)	- J	.03
Net realized and unrealized gain (loss)	(23.16)	5.72	8.61	12.49	12.37	7.60
Total from investment operations	(23.24)	5.43	8.50	12.36	12.37	7.63
Distributions from net investment income	-	-	-	-	(.03)	(.08)
Distributions from net realized gain	(6.90)	(3.29)	(6.42)	(6.65)	(.41)	-
Total distributions	(6.90)	(3.29)	(6.42)	(6.65)	(.44)	(.08)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 21.26	$ 51.40	$ 49.26	$ 47.18	$ 41.46	$ 29.52
Total Return B,C,D	(51.00)%	11.27%	21.84%	32.60%	42.41%	34.82%
Ratios to Average Net Assets F,I
Expenses before reductions	1.43% A	1.36%	1.40%	1.42%	1.44%	1.48%
Expenses net of fee waivers, if any	1.43% A	1.36%	1.40%	1.42%	1.44%	1.48%
Expenses net of all reductions	1.42% A	1.35%	1.39%	1.38%	1.39%	1.47%
Net investment income (loss)	(.53)% A	(.54)%	(.26)% H	(.29)%	(.01)%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,854	$ 407,784	$ 382,222	$ 362,272	$ 280,820	$ 201,187
Portfolio turnover rate G	174% A	90%	80%	139%	125%	40%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 48.35	$ 46.64	$ 45.10	$ 39.89	$ 28.54	$ 21.28
Income from Investment Operations
Net investment income (loss) E	(.14)	(.56)	(.34) H	(.35)	(.18)	(.11)
Net realized and unrealized gain (loss)	(21.59)	5.41	8.17	11.98	11.93	7.37
Total from investment operations	(21.73)	4.85	7.83	11.63	11.75	7.26
Distributions from net realized gain	(6.90)	(3.14)	(6.29)	(6.43)	(.41)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 19.72	$ 48.35	$ 46.64	$ 45.10	$ 39.89	$ 28.54
Total Return B,C,D	(51.11)%	10.62%	21.18%	31.86%	41.66%	34.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	1.93%	1.96%	1.96%	1.98%	2.02%
Expenses net of fee waivers, if any	1.94% A	1.93%	1.96%	1.96%	1.98%	2.02%
Expenses net of all reductions	1.94% A	1.93%	1.95%	1.92%	1.93%	2.01%
Net investment income (loss)	(1.04)% A	(1.11)%	(.82)% H	(.84)%	(.55)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,713	$ 98,602	$ 116,487	$ 130,973	$ 102,003	$ 68,347
Portfolio turnover rate G	174% A	90%	80%	139%	125%	40%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 48.63	$ 46.88	$ 45.33	$ 40.10	$ 28.68	$ 21.38
Income from Investment Operations
Net investment income (loss) E	(.14)	(.54)	(.32) H	(.34)	(.17)	(.10)
Net realized and unrealized gain (loss)	(21.74)	5.45	8.20	12.06	11.99	7.40
Total from investment operations	(21.88)	4.91	7.88	11.72	11.82	7.30
Distributions from net realized gain	(6.90)	(3.16)	(6.33)	(6.50)	(.41)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 19.85	$ 48.63	$ 46.88	$ 45.33	$ 40.10	$ 28.68
Total Return B,C,D	(51.13)%	10.71%	21.22%	31.96%	41.70%	34.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	1.87%	1.91%	1.92%	1.94%	1.99%
Expenses net of fee waivers, if any	1.94% A	1.87%	1.91%	1.92%	1.94%	1.99%
Expenses net of all reductions	1.93% A	1.87%	1.91%	1.88%	1.89%	1.97%
Net investment income (loss)	(1.04)% A	(1.05)%	(.77)% H	(.79)%	(.51)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,942	$ 156,393	$ 135,072	$ 125,424	$ 72,832	$ 37,206
Portfolio turnover rate G	174% A	90%	80%	139%	125%	40%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 51.76	$ 49.68	$ 47.48	$ 41.76	$ 29.64	$ 22.03
Income from Investment Operations
Net investment income (loss) D	- I	(.02)	.11 G	.12	.19	.18
Net realized and unrealized gain (loss)	(23.36)	5.74	8.67	12.56	12.44	7.62
Total from investment operations	(23.36)	5.72	8.78	12.68	12.63	7.80
Distributions from net investment income	-	-	-	-	(.11)	(.19)
Distributions from net realized gain	(6.90)	(3.64)	(6.58)	(6.97)	(.41)	-
Total distributions	(6.90)	(3.64)	(6.58)	(6.97)	(.52)	(.19)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	- I
Net asset value, end of period	$ 21.50	$ 51.76	$ 49.68	$ 47.48	$ 41.76	$ 29.64
Total Return B,C	(50.86)%	11.83%	22.47%	33.35%	43.21%	35.60%
Ratios to Average Net Assets E,H
Expenses before reductions	.93% A	.85%	.88%	.87%	.89%	.90%
Expenses net of fee waivers, if any	.93% A	.85%	.88%	.87%	.89%	.90%
Expenses net of all reductions	.93% A	.85%	.88%	.83%	.84%	.89%
Net investment income (loss)	(.03)% A	(.03)%	.25% G	.26%	.54%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,315	$ 22,250	$ 17,127	$ 19,553	$ 9,433	$ 4,206
Portfolio turnover rate F	174% A	90%	80%	139%	125%	40%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 54,580,556
Unrealized depreciation	(178,075,862)
Net unrealized appreciation (depreciation)	$ (123,495,306)
Cost for federal income tax purposes	$ 584,673,199

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Energy

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $577,989,815 and $652,872,430, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 264,262	$ 7,576
Class T	.25%	.25%	608,172	4,054
Class B	.75%	.25%	283,864	212,897
Class C	.75%	.25%	448,319	77,580
			$ 1,604,617	$ 302,107

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76,082
Class T	17,211
Class B*	84,290
Class C*	18,616
$ 196,199

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 308,914.29
Class T	333,001.27
Class B	82,754.29
Class C	127,032.28
Institutional Class	17,353.27
	$ 869,054

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,018 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,970,000	2.87%	$ 875

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $843 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,162,000. The weighted average interest rate was 3.36%. The interest expense amounted to $1,149 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Energy

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,200 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $535. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 8

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net realized gain
Class A	$ 46,996,956	$ 20,341,408
Class T	53,170,678	25,677,389
Class B	13,492,639	7,474,589
Class C	21,034,355	9,397,317
Institutional Class	2,900,189	1,767,044
Total	$ 137,594,817	$ 64,657,747

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,641,683	3,202,103	$ 42,511,379	$ 169,499,687
Reinvestment of distributions	1,158,179	375,188	42,134,538	18,473,322
Shares redeemed	(2,036,595)	(2,059,529)	(58,885,655)	(107,985,396)
Net increase (decrease)	763,267	1,517,762	$ 25,760,262	$ 79,987,613
Class T
Shares sold	1,029,424	1,610,611	$ 27,029,939	$ 87,007,613
Reinvestment of distributions	1,332,408	478,816	49,792,078	24,107,280
Shares redeemed	(1,742,154)	(1,914,780)	(49,500,182)	(102,045,896)
Net increase (decrease)	619,678	174,647	$ 27,321,835	$ 9,068,997

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class B
Shares sold	258,351	504,843	$ 6,675,369	$ 25,728,046
Reinvestment of distributions	339,480	135,516	11,786,728	6,434,106
Shares redeemed	(572,086)	(1,098,735)	(15,560,668)	(55,433,977)
Net increase (decrease)	25,745	(458,376)	$ 2,901,429	$ (23,271,825)
Class C
Shares sold	521,317	993,512	$ 13,550,834	$ 51,238,082
Reinvestment of distributions	507,053	161,795	17,726,560	7,736,565
Shares redeemed	(973,025)	(820,290)	(26,587,387)	(41,459,377)
Net increase (decrease)	55,345	335,017	$ 4,690,007	$ 17,515,270
Institutional Class
Shares sold	139,930	839,635	$ 4,252,222	$ 44,656,187
Reinvestment of distributions	54,219	25,669	2,044,586	1,318,208
Shares redeemed	(190,656)	(780,213)	(5,550,035)	(46,358,405)
Net increase (decrease)	3,493	85,091	$ 746,773	$ (384,010)

Energy

Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.27%
Actual		$ 1,000.00	$ 539.90	$ 4.93
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.46
Class T	1.53%
Actual		$ 1,000.00	$ 539.40	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Class B	2.02%
Actual		$ 1,000.00	$ 538.40	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Class C	2.02%
Actual		$ 1,000.00	$ 538.00	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Institutional Class	1.02%
Actual		$ 1,000.00	$ 540.70	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio/Sector

Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	5.7	5.8
Goldman Sachs Group, Inc.	5.1	2.1
Bank of America Corp.	4.7	7.8
Morgan Stanley	4.4	1.7
Fidelity National Financial, Inc. Class A	3.5	0.0
Wells Fargo & Co.	3.5	5.2
EPIQ Systems, Inc.	3.3	0.0
Credit Suisse Group sponsored ADR	3.2	0.0
Citigroup, Inc.	3.1	2.6
Everest Re Group Ltd.	3.1	2.1
	39.6
Top Industries (% of fund's net assets)
As of January 31, 2009
Capital Markets	27.3%
Insurance	23.6%
Diversified Financial Services	17.5%
Commercial Banks	9.5%
It Services	4.9%
All Others*	17.2%

As of July 31, 2008
Insurance	24.4%
Diversified Financial Services	19.7%
Capital Markets	18.4%
Commercial Banks	15.7%
Real Estate Investment Trusts	6.1%
All Others*	15.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Financial Services Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTOMOBILES - 0.7%
Automobile Manufacturers - 0.7%
Ford Motor Co. (a)(d)	418,300	$ 782,220
CAPITAL MARKETS - 27.3%
Asset Management & Custody Banks - 9.0%
Bank of New York Mellon Corp.	78,100	2,010,294
Bank Sarasin & Co. Ltd. Series B (Reg.)	8,961	215,932
EFG International	53,680	652,546
Fortress Investment Group LLC	21,800	32,700
Franklin Resources, Inc.	38,705	1,874,096
GLG Partners, Inc.	27,700	56,785
Janus Capital Group, Inc.	57,100	299,775
Julius Baer Holding Ltd.	44,383	1,323,187
KKR Private Equity Investors, LP (a)	10,600	24,804
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	17,200	40,248
Legg Mason, Inc. (d)	117,757	1,891,177
State Street Corp.	46,882	1,090,944
T. Rowe Price Group, Inc.	16,100	444,038
The Blackstone Group LP	20,400	92,004
		10,048,530
Diversified Capital Markets - 5.4%
Credit Suisse Group sponsored ADR (d)	140,033	3,569,441
UBS AG (NY Shares)	193,200	2,405,340
		5,974,781
Investment Banking & Brokerage - 12.9%
Charles Schwab Corp.	67,100	911,889
Evercore Partners, Inc. Class A	52,000	583,960
GFI Group, Inc.	667,378	2,095,567
Goldman Sachs Group, Inc.	69,500	5,610,735
Lazard Ltd. Class A	9,800	259,700
Morgan Stanley	240,100	4,857,223
		14,319,074
TOTAL CAPITAL MARKETS		30,342,385
COMMERCIAL BANKS - 9.3%
Diversified Banks - 4.6%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	14,000	146,860
ICICI Bank Ltd. sponsored ADR (d)	5,500	90,640
U.S. Bancorp, Delaware	69,100	1,025,444
Wells Fargo & Co.	203,979	3,855,203
		5,118,147
Regional Banks - 4.7%
Associated Banc-Corp. (d)	72,200	1,129,930
Boston Private Financial Holdings, Inc.	49,400	232,674
Cathay General Bancorp (d)	22,088	280,518
Center Financial Corp., California	6,900	33,120
Huntington Bancshares, Inc.	69,500	200,160
KeyCorp	82,000	596,960
M&T Bank Corp. (d)	14,700	571,977

	Shares	Value
PNC Financial Services Group, Inc.	49,881	$ 1,622,130
UCBH Holdings, Inc.	10,900	25,397
Wintrust Financial Corp.	31,900	426,503
Zions Bancorp (d)	8,100	120,852
		5,240,221
TOTAL COMMERCIAL BANKS		10,358,368
CONSUMER FINANCE - 3.4%
Consumer Finance - 3.4%
American Express Co.	37,800	632,394
Capital One Financial Corp.	31,630	501,019
Discover Financial Services	51,800	370,370
Dollar Financial Corp. (a)	33,362	261,892
Promise Co. Ltd. (d)	34,150	626,802
SLM Corp. (a)	122,300	1,400,335
		3,792,812
DIVERSIFIED FINANCIAL SERVICES - 17.4%
Other Diversifed Financial Services - 13.5%
Bank of America Corp.	800,341	5,266,244
Citigroup, Inc. (d)	964,162	3,422,775
JPMorgan Chase & Co. (d)	247,794	6,321,224
		15,010,243
Specialized Finance - 3.9%
BM&F BOVESPA SA	908,000	2,637,897
CIT Group, Inc. (d)	121,100	337,869
CME Group, Inc.	4,600	799,986
Deutsche Boerse AG	7,400	374,232
JSE Ltd.	30,200	116,939
KKR Financial Holdings LLC	52,200	74,124
		4,341,047
TOTAL DIVERSIFIED FINANCIAL SERVICES		19,351,290
INSURANCE - 23.6%
Insurance Brokers - 0.3%
National Financial Partners Corp.	28,600	73,502
Willis Group Holdings Ltd.	9,600	237,696
		311,198
Life & Health Insurance - 3.4%
AFLAC, Inc.	29,300	680,053
MetLife, Inc.	75,700	2,174,861
Prudential Financial, Inc.	37,600	968,200
		3,823,114
Multi-Line Insurance - 0.5%
American International Group, Inc.	20,700	26,496
Assurant, Inc.	10,900	287,760
Hartford Financial Services Group, Inc.	16,200	213,192
		527,448
Property & Casualty Insurance - 12.2%
ACE Ltd.	62,100	2,711,286
AMBAC Financial Group, Inc. (d)	153,400	174,876
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - continued
Argo Group International Holdings, Ltd. (a)	25,211	$ 784,314
Aspen Insurance Holdings Ltd.	100	2,210
Axis Capital Holdings Ltd.	10,600	257,156
Berkshire Hathaway, Inc. Class A (a)	16	1,432,032
Fidelity National Financial, Inc. Class A	265,900	3,887,458
LandAmerica Financial Group, Inc.	7,200	407
MBIA, Inc. (d)	18,900	72,954
The First American Corp.	126,950	2,772,588
The Travelers Companies, Inc.	28,500	1,101,240
United America Indemnity Ltd. Class A (a)	19,000	201,020
XL Capital Ltd. Class A	39,100	113,390
		13,510,931
Reinsurance - 7.2%
Everest Re Group Ltd.	54,100	3,408,300
IPC Holdings Ltd.	29,266	750,966
Max Capital Group Ltd.	42,576	724,218
Montpelier Re Holdings Ltd.	9,000	127,260
Platinum Underwriters Holdings Ltd.	41,400	1,151,334
RenaissanceRe Holdings Ltd.	30,400	1,358,576
Validus Holdings Ltd.	23,100	527,142
		8,047,796
TOTAL INSURANCE		26,220,487
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
China Finance Online Co. Ltd. ADR (a)(d)	247,115	1,989,276
IT SERVICES - 4.9%
Data Processing & Outsourced Services - 4.9%
CyberSource Corp. (a)	257,499	3,071,963
MasterCard, Inc. Class A	5,700	773,946
MoneyGram International, Inc.	140,475	217,736
Visa, Inc.	27,600	1,362,060
		5,425,705
PROFESSIONAL SERVICES - 1.6%
Research & Consulting Services - 1.6%
First Advantage Corp. Class A (a)	139,250	1,774,045
REAL ESTATE INVESTMENT TRUSTS - 3.2%
Mortgage REITs - 1.1%
Annaly Capital Management, Inc.	80,300	1,215,742
Chimera Investment Corp.	17,100	56,430
		1,272,172

	Shares	Value
Residential REITs - 1.4%
Equity Lifestyle Properties, Inc.	26,900	$ 1,014,937
UDR, Inc.	44,200	518,466
		1,533,403
Retail REITs - 0.7%
CBL & Associates Properties, Inc. (d)	11,200	45,584
Developers Diversified Realty Corp.	34,500	165,600
Simon Property Group, Inc.	13,600	584,528
		795,712
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,601,287
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Diversified Real Estate Activities - 0.7%
Meruelo Maddux Properties, Inc. (a)	45,200	18,532
Mitsubishi Estate Co. Ltd.	54,000	708,163
		726,695
Real Estate Development - 0.3%
Xinyuan Real Estate Co. Ltd. ADR (a)	109,725	371,968
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,098,663
SOFTWARE - 3.3%
Application Software - 3.3%
EPIQ Systems, Inc. (a)	210,015	3,721,466
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	6,600	142,098
THRIFTS & MORTGAGE FINANCE - 1.0%
Thrifts & Mortgage Finance - 1.0%
FirstFed Financial Corp. (a)(d)	15,100	12,835
Hudson City Bancorp, Inc.	73,775	855,790
IndyMac Bancorp, Inc. (a)	33,000	3,630
Radian Group, Inc.	76,400	246,008
Washington Mutual, Inc.	121,371	4,855
		1,123,118
TOTAL COMMON STOCKS (Cost $154,126,996)		109,723,220
Convertible Preferred Stocks - 0.3%

COMMERCIAL BANKS - 0.2%
Regional Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	500	219,220
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
CIT Group, Inc. Series C, 8.75%	2,000	38,200
Convertible Preferred Stocks - continued
	Shares	Value
INSURANCE - 0.0%
Multi-Line Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	2,900	$ 25,694
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $817,500)		283,114
Money Market Funds - 14.5%

Fidelity Cash Central Fund, 0.78% (b)	1,013,196	1,013,196
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	15,111,848	15,111,848
TOTAL MONEY MARKET FUNDS (Cost $16,125,044)		16,125,044
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $38,000)	$ 38,001	38,000
TOTAL INVESTMENT PORTFOLIO - 113.4% (Cost $171,107,540)		126,169,378
NET OTHER ASSETS - (13.4)%		(14,864,663)
NET ASSETS - 100%		$ 111,304,715
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,248 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$38,000 due 2/02/09 at 0.24%
J.P. Morgan Securities, Inc.	$ 28,137
UBS Securities LLC	9,863
$ 38,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 71,548
Fidelity Securities Lending Cash Central Fund	200,929
Total	$ 272,477
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 126,169,378	$ 124,615,580	$ 1,553,798	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.1%
Switzerland	9.8%
Bermuda	8.5%
Brazil	2.4%
Hong Kong	1.8%
Japan	1.3%
Others (individually less than 1%)	1.1%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $26,184,414 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,185,933 and repurchase agreements of $38,000) - See accompanying schedule: Unaffiliated issuers (cost $154,982,496)	$ 110,044,334
Fidelity Central Funds (cost $16,125,044)	16,125,044
Total Investments (cost $171,107,540)		$ 126,169,378
Cash		17,221
Foreign currency held at value (cost $3)		3
Receivable for investments sold		532,629
Receivable for fund shares sold		239,125
Dividends receivable		224,475
Distributions receivable from Fidelity Central Funds		29,226
Prepaid expenses		1,719
Other receivables		3,883
Total assets		127,217,659

Liabilities
Payable for investments purchased	$ 400,547
Payable for fund shares redeemed	224,508
Accrued management fee	57,200
Distribution fees payable	52,166
Other affiliated payables	36,557
Other payables and accrued expenses	30,118
Collateral on securities loaned, at value	15,111,848
Total liabilities		15,912,944

Net Assets		$ 111,304,715
Net Assets consist of:
Paid in capital		$ 252,332,029
Undistributed net investment income		460,122
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,548,223)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(44,939,213)
Net Assets		$ 111,304,715

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,254,466 ÷ 7,238,786 shares)	$ 6.94

Maximum offering price per share (100/94.25 of $6.94)	$ 7.36
Class T: Net Asset Value and redemption price per share ($27,045,095 ÷ 3,896,194 shares)	$ 6.94

Maximum offering price per share (100/96.50 of $6.94)	$ 7.19
Class B: Net Asset Value and offering price per share ($9,805,219 ÷ 1,437,993 shares)A	$ 6.82

Class C: Net Asset Value and offering price per share ($21,573,880 ÷ 3,190,979 shares)A	$ 6.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,626,055 ÷ 372,489 shares)	$ 7.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,860,667
Interest		2,846
Income from Fidelity Central Funds (including $200,929 from security lending)		272,477
Total income		3,135,990

Expenses
Management fee	$ 446,076
Transfer agent fees	236,013
Distribution fees	410,047
Accounting and security lending fees	33,407
Custodian fees and expenses	14,143
Independent trustees' compensation	471
Registration fees	42,595
Audit	24,390
Legal	1,185
Miscellaneous	13,525
Total expenses before reductions	1,221,852
Expense reductions	(3,969)	1,217,883
Net investment income (loss)		1,918,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(66,286,377)
Investment not meeting investment restrictions	(1,265)
Foreign currency transactions	(6,119)
Payment from investment advisor for loss on investment not meeting investment restrictions	1,265
Total net realized gain (loss)		(66,292,496)
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,398,814)
Assets and liabilities in foreign currencies	(1,374)
Total change in net unrealized appreciation (depreciation)		(32,400,188)
Net gain (loss)		(98,692,684)
Net increase (decrease) in net assets resulting from operations		$ (96,774,577)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,918,107	$ 3,920,838
Net realized gain (loss)	(66,292,496)	(25,372,931)
Change in net unrealized appreciation (depreciation)	(32,400,188)	(75,621,214)
Net increase (decrease) in net assets resulting from operations	(96,774,577)	(97,073,307)
Distributions to shareholders from net investment income	(3,219,812)	(2,830,191)
Distributions to shareholders from net realized gain	(320,527)	(22,361,262)
Total distributions	(3,540,339)	(25,191,453)
Share transactions - net increase (decrease)	4,030,212	(845,081)
Redemption fees	9,988	10,552
Total increase (decrease) in net assets	(96,274,716)	(123,099,289)

Net Assets
Beginning of period	207,579,431	330,678,720
End of period (including undistributed net investment income of $460,122 and undistributed net investment income of $2,125,111, respectively)	$ 111,304,715	$ 207,579,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 21.02	$ 23.34	$ 23.01	$ 22.17	$ 19.98
Income from Investment Operations
Net investment income (loss) E	.13	.30	.23	.20	.19	.14
Net realized and unrealized gain (loss)	(6.11)	(6.41)	.92	2.02	2.48	2.20
Total from investment operations	(5.98)	(6.11)	1.15	2.22	2.67	2.34
Distributions from net investment income	(.24)	(.27)	(.22)	(.26)	(.07)	(.15)
Distributions from net realized gain	(.02)	(1.46)	(3.25)	(1.63)	(1.76)	-
Total distributions	(.26)	(1.73)	(3.47) J	(1.89)	(1.83)	(.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.94	$ 13.18	$ 21.02	$ 23.34	$ 23.01	$ 22.17
Total Return B, C, D	(46.01)%	(31.67)%	4.54%	10.32%	12.60%	11.76%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.21%	1.23%	1.25%	1.26%	1.27%
Expenses net of fee waivers, if any	1.27% A	1.21%	1.23%	1.25%	1.26%	1.27%
Expenses net of all reductions	1.27% A	1.21%	1.22%	1.23%	1.23%	1.25%
Net investment income (loss)	2.69% A	1.75%	1.01%	.87%	.88%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,254	$ 90,037	$ 106,722	$ 85,356	$ 68,012	$ 58,222
Portfolio turnover rate G	158% A	48%	53%	33%	61%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.47 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.250 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 20.94	$ 23.26	$ 22.87	$ 22.07	$ 19.90
Income from Investment Operations
Net investment income (loss) E	.12	.26	.18	.15	.14	.09
Net realized and unrealized gain (loss)	(6.10)	(6.41)	.91	2.02	2.47	2.19
Total from investment operations	(5.98)	(6.15)	1.09	2.17	2.61	2.28
Distributions from net investment income	(.20)	(.19)	(.16)	(.15)	(.05)	(.11)
Distributions from net realized gain	(.02)	(1.46)	(3.25)	(1.63)	(1.76)	-
Total distributions	(.22)	(1.65)	(3.41) J	(1.78)	(1.81)	(.11)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.94	$ 13.14	$ 20.94	$ 23.26	$ 22.87	$ 22.07
Total Return B, C, D	(46.06)%	(31.85)%	4.25%	10.11%	12.37%	11.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.47%	1.46%	1.47%	1.48%	1.50%
Expenses net of fee waivers, if any	1.53% A	1.47%	1.46%	1.47%	1.48%	1.50%
Expenses net of all reductions	1.52% A	1.47%	1.46%	1.46%	1.46%	1.48%
Net investment income (loss)	2.43% A	1.50%	.77%	.65%	.66%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,045	$ 53,526	$ 95,426	$ 113,344	$ 128,388	$ 144,887
Portfolio turnover rate G	158% A	48%	53%	33%	61%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share. J Total distributions of $3.41 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 20.44	$ 22.75	$ 22.33	$ 21.65	$ 19.53
Income from Investment Operations
Net investment income (loss) E	.09	.18	.06	.03	.03	(.02)
Net realized and unrealized gain (loss)	(5.98)	(6.29)	.89	1.97	2.41	2.16
Total from investment operations	(5.89)	(6.11)	.95	2.00	2.44	2.14
Distributions from net investment income	(.12)	(.04)	(.02)	(.01)	-	(.02)
Distributions from net realized gain	(.02)	(1.44)	(3.25)	(1.57)	(1.76)	-
Total distributions	(.14)	(1.48)	(3.26) J	(1.58)	(1.76)	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.82	$ 12.85	$ 20.44	$ 22.75	$ 22.33	$ 21.65
Total Return B, C, D	(46.16)%	(32.21)%	3.71%	9.52%	11.78%	10.96%
Ratios to Average Net Assets F, H
Expenses before reductions	2.02% A	1.96%	1.98%	1.99%	2.00%	2.02%
Expenses net of fee waivers, if any	2.02% A	1.96%	1.98%	1.99%	2.00%	2.02%
Expenses net of all reductions	2.01% A	1.96%	1.98%	1.98%	1.98%	2.00%
Net investment income (loss)	1.94% A	1.01%	.25%	.13%	.14%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,805	$ 20,420	$ 64,837	$ 113,652	$ 145,046	$ 179,873
Portfolio turnover rate G	158% A	48%	53%	33%	61%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.26 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $3.247 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 20.40	$ 22.74	$ 22.34	$ 21.65	$ 19.53
Income from Investment Operations
Net investment income (loss) E	.09	.17	.06	.04	.04	(.01)
Net realized and unrealized gain (loss)	(5.94)	(6.24)	.90	1.98	2.42	2.15
Total from investment operations	(5.85)	(6.07)	.96	2.02	2.46	2.14
Distributions from net investment income	(.15)	(.09)	(.05)	(.02)	(.01)	(.02)
Distributions from net realized gain	(.02)	(1.46)	(3.25)	(1.60)	(1.76)	-
Total distributions	(.17)	(1.55)	(3.30) J	(1.62)	(1.77)	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.76	$ 12.78	$ 20.40	$ 22.74	$ 22.34	$ 21.65
Total Return B, C, D	(46.20)%	(32.18)%	3.75%	9.58%	11.88%	10.96%
Ratios to Average Net Assets F, H
Expenses before reductions	2.02% A	1.96%	1.94%	1.94%	1.95%	1.97%
Expenses net of fee waivers, if any	2.02% A	1.96%	1.94%	1.94%	1.95%	1.97%
Expenses net of all reductions	2.02% A	1.96%	1.94%	1.93%	1.92%	1.95%
Net investment income (loss)	1.94% A	1.01%	.29%	.18%	.19%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,574	$ 37,777	$ 55,219	$ 62,469	$ 72,181	$ 86,199
Portfolio turnover rate G	158% A	48%	53%	33%	61%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.30 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 21.32	$ 23.63	$ 23.29	$ 22.37	$ 20.17
Income from Investment Operations
Net investment income (loss) D	.15	.36	.31	.29	.29	.23
Net realized and unrealized gain (loss)	(6.21)	(6.51)	.93	2.05	2.50	2.21
Total from investment operations	(6.06)	(6.15)	1.24	2.34	2.79	2.44
Distributions from net investment income	(.25)	(.33)	(.30)	(.37)	(.11)	(.24)
Distributions from net realized gain	(.02)	(1.46)	(3.25)	(1.63)	(1.76)	-
Total distributions	(.27)	(1.79)	(3.55) I	(2.00)	(1.87)	(.24)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 7.05	$ 13.38	$ 21.32	$ 23.63	$ 23.29	$ 22.37
Total Return B, C	(45.93)%	(31.47)%	4.88%	10.78%	13.06%	12.18%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	.93%	.89%	.86%	.86%	.88%
Expenses net of fee waivers, if any	1.02% A	.93%	.89%	.86%	.86%	.88%
Expenses net of all reductions	1.01% A	.92%	.88%	.85%	.84%	.85%
Net investment income (loss)	2.94% A	2.04%	1.34%	1.26%	1.28%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,626	$ 5,819	$ 8,474	$ 11,892	$ 12,629	$ 13,008
Portfolio turnover rate F	158% A	48%	53%	33%	61%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.55 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,258,441
Unrealized depreciation	(62,077,753)
Net unrealized appreciation (depreciation)	$ (52,819,312)
Cost for federal income tax purposes	$ 178,988,690

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Financial Services

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities short-term securities, aggregated $138,800,682 and $123,643,765, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 87,734	$ 919
Class T	.25%	.25%	98,442	402
Class B	.75%	.25%	74,707	56,031
Class C	.75%	.25%	149,164	37,309
			$ 410,047	$ 94,661

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41,706
Class T	4,856
Class B*	14,283
Class C*	7,706
$ 68,551

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 104,273.30
Class T	59,698.30
Class B	22,055.29
Class C	44,209.30
Institutional Class	5,778.29
	$ 236,013

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32,534 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $203 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,883 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $86.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Financial Services

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 1,698,164	$ 1,429,035
Class T	781,807	833,715
Class B	182,682	103,026
Class C	461,265	241,388
Institutional Class	95,894	223,027
Total	$ 3,219,812	$ 2,830,191
From net realized gain
Class A	$ 139,686	$ 7,599,793
Class T	80,989	6,343,916
Class B	31,565	3,935,726
Class C	60,568	3,829,942
Institutional Class	7,719	651,885
Total	$ 320,527	$ 22,361,262

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,529,467	3,476,462	$ 15,817,183	$ 58,217,275
Reinvestment of distributions	159,396	413,881	1,638,379	8,062,306
Shares redeemed	(1,283,732)	(2,133,725)	(12,538,875)	(36,028,050)
Net increase (decrease)	405,131	1,756,618	$ 4,916,687	$ 30,251,531
Class T
Shares sold	567,503	825,338	$ 5,492,757	$ 13,397,557
Reinvestment of distributions	77,111	344,513	791,775	6,720,713
Shares redeemed	(821,971)	(1,652,503)	(7,992,905)	(28,919,771)
Net increase (decrease)	(177,357)	(482,652)	$ (1,708,373)	$ (8,801,501)
Class B
Shares sold	272,427	511,474	$ 2,765,907	$ 8,246,792
Reinvestment of distributions	19,064	187,873	185,301	3,607,784
Shares redeemed	(442,386)	(2,282,248)	(4,193,643)	(40,060,805)
Net increase (decrease)	(150,895)	(1,582,901)	$ (1,242,435)	$ (28,206,229)
Class C
Shares sold	765,610	1,114,854	$ 7,728,077	$ 17,550,045
Reinvestment of distributions	43,964	173,040	431,812	3,294,216
Shares redeemed	(575,076)	(1,038,077)	(5,293,610)	(17,222,702)
Net increase (decrease)	234,498	249,817	$ 2,866,279	$ 3,621,559
Institutional Class
Shares sold	101,115	1,075,511	$ 993,534	$ 20,129,434
Reinvestment of distributions	6,287	36,137	65,572	687,993
Shares redeemed	(169,999)	(1,074,000)	(1,861,052)	(18,527,868)
Net increase (decrease)	(62,597)	37,648	$ (801,946)	$ 2,289,559

Semiannual Report

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.22%
Actual		$ 1,000.00	$ 770.50	$ 5.44
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.48%
Actual		$ 1,000.00	$ 769.20	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.97%
Actual		$ 1,000.00	$ 767.60	$ 8.78
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Class C	1.97%
Actual		$ 1,000.00	$ 767.60	$ 8.78
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Institutional Class	.97%
Actual		$ 1,000.00	$ 771.20	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.32	$ 4.94

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Health Care

Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wyeth	6.8	5.3
Pfizer, Inc.	6.5	2.3
Merck & Co., Inc.	6.4	0.3
Genentech, Inc.	5.6	4.6
Medco Health Solutions, Inc.	5.3	1.0
Baxter International, Inc.	4.7	3.9
Covidien Ltd.	4.2	4.4
Schering-Plough Corp.	3.5	0.0
Amgen, Inc.	3.4	2.7
Gilead Sciences, Inc.	3.1	0.0
	49.5
Top Industries (% of fund's net assets)
As of January 31, 2009
Pharmaceuticals	35.4%
Biotechnology	20.6%
Health Care Providers & Services	20.4%
Health Care Equipment & Supplies	18.0%
Life Sciences Tools & Services	2.9%
All Others*	2.7%

As of July 31, 2008
Health Care Equipment & Supplies	24.8%
Pharmaceuticals	20.8%
Biotechnology	16.4%
Health Care Providers & Services	14.9%
Life Sciences Tools & Services	12.1%
All Others*	11.0%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Health Care Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BIOTECHNOLOGY - 20.5%
Biotechnology - 20.5%
Alexion Pharmaceuticals, Inc. (a)	31,000	$ 1,142,970
Alkermes, Inc. (a)	57,240	656,543
Alnylam Pharmaceuticals, Inc. (a)	52,137	1,099,569
Amgen, Inc. (a)	224,762	12,328,196
Biogen Idec, Inc. (a)	143,479	6,980,253
BioMarin Pharmaceutical, Inc. (a)(d)	109,037	2,100,053
Cephalon, Inc. (a)	15,310	1,181,626
Cougar Biotechnology, Inc. (a)	9,226	269,215
CSL Ltd.	37,585	886,350
Cubist Pharmaceuticals, Inc. (a)	9,500	203,395
Emergent BioSolutions, Inc. (a)	1,600	35,088
Genentech, Inc. (a)	252,690	20,528,536
Genomic Health, Inc. (a)	4,800	102,720
Genzyme Corp. (a)	138,100	9,517,852
Gilead Sciences, Inc. (a)	227,847	11,567,792
GTx, Inc. (a)(d)	60,617	669,212
Molecular Insight Pharmaceuticals, Inc. (a)(d)	7,967	21,192
Myriad Genetics, Inc. (a)	11,700	872,469
ONYX Pharmaceuticals, Inc. (a)	42,203	1,284,237
OSI Pharmaceuticals, Inc. (a)	21,900	779,640
PDL BioPharma, Inc.	68,426	439,295
Theravance, Inc. (a)	29,935	394,543
United Therapeutics Corp. (a)	31,400	2,133,630
		75,194,376
CHEMICALS - 0.3%
Fertilizers & Agricultural Chemicals - 0.3%
Monsanto Co.	11,400	867,084
Specialty Chemicals - 0.0%
Jubilant Organosys Ltd.	46,246	112,452
TOTAL CHEMICALS		979,536
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
PRG-Schultz International, Inc. (a)	2,500	7,825
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc. Class A (a)	279,255	617,154
Service Corp. International	13,200	60,060
Stewart Enterprises, Inc. Class A (d)	245,783	840,578
		1,517,792
FOOD & STAPLES RETAILING - 0.4%
Drug Retail - 0.4%
China Nepstar Chain Drugstore Ltd. ADR	8,700	33,147
CVS Caremark Corp.	51,700	1,389,696
		1,422,843

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 18.0%
Health Care Equipment - 15.1%
American Medical Systems Holdings, Inc. (a)	72,194	$ 772,476
Aspect Medical Systems, Inc. (a)	58,500	222,300
Baxter International, Inc.	294,241	17,257,235
Boston Scientific Corp. (a)	314,962	2,793,713
C.R. Bard, Inc.	3,200	273,824
China Medical Technologies, Inc. sponsored ADR	5,082	77,958
Conceptus, Inc. (a)	71,814	1,031,249
Covidien Ltd.	403,145	15,456,579
Electro-Optical Sciences, Inc. (a)	92,091	477,952
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(g)	60,018	184,188
warrants 8/2/12 (a)(g)	16,500	53,931
ev3, Inc. (a)	107,583	582,024
Golden Meditech Co. Ltd. (a)	1,760,000	160,107
Hospira, Inc. (a)	81,145	2,020,511
I-Flow Corp. (a)	9,500	39,045
Integra LifeSciences Holdings Corp. (a)	54,655	1,516,130
Invacare Corp.	6,802	129,646
Kinetic Concepts, Inc. (a)	33,900	816,990
Masimo Corp. (a)	22,900	635,933
Medtronic, Inc.	64,797	2,170,052
Meridian Bioscience, Inc.	7,800	165,828
Micrus Endovascular Corp. (a)	83,066	936,984
Mindray Medical International Ltd. sponsored ADR (d)	23,563	486,812
Natus Medical, Inc. (a)	439	3,398
NeuroMetrix, Inc. (a)	64,462	118,610
NuVasive, Inc. (a)	37,700	1,407,718
St. Jude Medical, Inc. (a)	93,900	3,415,143
Stryker Corp.	20,600	870,144
Syneron Medical Ltd. (a)	46,703	329,723
Wright Medical Group, Inc. (a)	42,800	887,672
		55,293,875
Health Care Supplies - 2.9%
Alcon, Inc.	187	16,015
Align Technology, Inc. (a)	51,431	405,276
Immucor, Inc. (a)	16,440	455,552
InfuSystems Holdings, Inc. (a)	453,700	807,586
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	41,900	2,305
Inverness Medical Innovations, Inc. (a)(d)	321,463	7,866,200
RTI Biologics, Inc. (a)	305,450	748,353
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	236,000	401,412
		10,702,699
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		65,996,574
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 20.1%
Health Care Distributors & Services - 1.5%
Henry Schein, Inc. (a)	30,003	$ 1,123,012
McKesson Corp.	76,500	3,381,300
Profarma Distribuidora de Produtos Farmaceuticos SA	464,800	1,141,966
		5,646,278
Health Care Facilities - 1.2%
Hanger Orthopedic Group, Inc. (a)	137,565	1,877,762
Sun Healthcare Group, Inc. (a)	96,469	1,092,994
Tenet Healthcare Corp. (a)	126,100	134,927
Universal Health Services, Inc. Class B	38,159	1,444,318
		4,550,001
Health Care Services - 10.0%
athenahealth, Inc. (a)	33,200	1,197,856
Diagnosticos da America SA	23,500	226,795
Emergency Medical Services Corp. Class A (a)	100	3,352
Express Scripts, Inc. (a)	164,417	8,839,058
Fresenius Medical Care AG sponsored ADR	24,900	1,114,524
Genoptix, Inc. (a)	15,800	535,620
Health Grades, Inc. (a)	335,498	785,065
Healthways, Inc. (a)	34,800	480,936
IPC The Hospitalist Co., Inc.	7,940	151,972
Laboratory Corp. of America Holdings (a)	30,400	1,799,680
LHC Group, Inc. (a)	30,500	811,605
Medco Health Solutions, Inc. (a)	436,020	19,590,379
NightHawk Radiology Holdings, Inc. (a)	186,681	795,261
Rural/Metro Corp. (a)	95,400	156,456
Virtual Radiologic Corp. (a)(d)	12,100	97,163
		36,585,722
Managed Health Care - 7.4%
Coventry Health Care, Inc. (a)	10,800	163,404
Health Net, Inc. (a)	56,200	822,206
Humana, Inc. (a)	149,190	5,658,777
UnitedHealth Group, Inc.	364,409	10,323,707
Universal American Financial Corp. (a)	37,394	369,079
WellPoint, Inc. (a)	237,100	9,827,795
		27,164,968
TOTAL HEALTH CARE PROVIDERS & SERVICES		73,946,969
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
HLTH Corp. (a)	3,904	44,428

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 2.9%
Life Sciences Tools & Services - 2.9%
Albany Molecular Research, Inc. (a)	2,330	$ 19,968
Bruker BioSciences Corp. (a)	78,987	318,318
Charles River Laboratories International, Inc. (a)	3,785	92,392
Illumina, Inc. (a)(d)	148,544	4,064,164
Lonza Group AG	9,546	873,205
Luminex Corp. (a)	1,600	32,592
Millipore Corp. (a)	20,600	1,136,296
PAREXEL International Corp. (a)	15,250	150,823
QIAGEN NV (a)	153,000	2,623,950
Thermo Fisher Scientific, Inc. (a)	23,168	832,426
Waters Corp. (a)	17,200	622,124
		10,766,258
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Nutraceutical International Corp. (a)	8,700	76,038
PHARMACEUTICALS - 35.0%
Pharmaceuticals - 35.0%
Abbott Laboratories	185,763	10,298,701
Allergan, Inc.	159,588	6,083,495
Auxilium Pharmaceuticals, Inc. (a)	33,300	1,017,648
Bristol-Myers Squibb Co.	379,525	8,125,630
China Shineway Pharmaceutical Group Ltd.	566,000	317,542
Elan Corp. PLC sponsored ADR (a)	23,000	166,290
Eli Lilly & Co.	15,000	552,300
Johnson & Johnson	120,442	6,948,299
Merck & Co., Inc.	828,691	23,659,128
Pfizer, Inc.	1,646,421	24,004,818
Piramal Healthcare Ltd.	25,301	108,808
Schering-Plough Corp.	731,700	12,848,652
Shire PLC sponsored ADR	58,500	2,554,695
Teva Pharmaceutical Industries Ltd. sponsored ADR	108,782	4,509,014
Valeant Pharmaceuticals International (a)(d)	40,900	887,530
Wyeth	583,295	25,064,182
XenoPort, Inc. (a)	52,553	1,372,684
		128,519,416
TOTAL COMMON STOCKS (Cost $371,991,002)		358,472,055
Convertible Preferred Stocks - 0.2%

PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Mylan, Inc. 6.50% (Cost $610,071)	1,000	740,100
Corporate Bonds - 0.6%
	Principal Amount	Value
Convertible Bonds - 0.3%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Theravance, Inc. 3% 1/15/15	$ 400,000	$ 256,120
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Lincare Holdings, Inc. 2.75% 11/1/37	1,030,000	827,914
TOTAL CONVERTIBLE BONDS		1,084,034
Nonconvertible Bonds - 0.3%
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
DASA Finance Corp. 8.75% 5/29/18 (e)	640,000	518,400
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 6.1488% 11/15/11 (f)	925,000	684,500
TOTAL NONCONVERTIBLE BONDS		1,202,900
TOTAL CORPORATE BONDS (Cost $2,408,051)		2,286,934
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	6,445,427	6,445,427
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	11,112,325	11,112,325
TOTAL MONEY MARKET FUNDS (Cost $17,557,752)		17,557,752
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $392,566,876)		379,056,841
NET OTHER ASSETS - (3.2)%		(11,644,783)
NET ASSETS - 100%		$ 367,412,058
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $518,400 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $238,119 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 6
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 17
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,928
Fidelity Securities Lending Cash Central Fund	100,934
Total	$ 164,862
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 379,056,841	$ 374,545,117	$ 4,511,724	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,700,625) - See accompanying schedule: Unaffiliated issuers (cost $375,009,124)	$ 361,499,089
Fidelity Central Funds (cost $17,557,752)	17,557,752
Total Investments (cost $392,566,876)		$ 379,056,841
Foreign currency held at value (cost $189)		170
Receivable for investments sold		5,732,153
Receivable for fund shares sold		358,033
Dividends receivable		266,124
Interest receivable		29,085
Distributions receivable from Fidelity Central Funds		19,786
Prepaid expenses		4,378
Other receivables		41,690
Total assets		385,508,260

Liabilities
Payable for investments purchased	$ 5,676,643
Payable for fund shares redeemed	834,424
Accrued management fee	173,622
Distribution fees payable	152,356
Other affiliated payables	101,393
Other payables and accrued expenses	45,439
Collateral on securities loaned, at value	11,112,325
Total liabilities		18,096,202

Net Assets		$ 367,412,058
Net Assets consist of:
Paid in capital		$ 458,911,364
Accumulated net investment loss		(519,772)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,456,142)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,523,392)
Net Assets		$ 367,412,058

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($163,536,868 ÷ 10,966,366 shares)	$ 14.91

Maximum offering price per share (100/94.25 of $14.91)	$ 15.82
Class T: Net Asset Value and redemption price per share ($100,104,105 ÷ 6,887,501 shares)	$ 14.53

Maximum offering price per share (100/96.50 of $14.53)	$ 15.06
Class B: Net Asset Value and offering price per share ($32,462,061 ÷ 2,362,439 shares)A	$ 13.74

Class C: Net Asset Value and offering price per share ($58,799,603 ÷ 4,289,694 shares)A	$ 13.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,509,421 ÷ 810,021 shares)	$ 15.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Health Care

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 2,350,319
Interest		64,021
Income from Fidelity Central Funds		164,862
Total income		2,579,202

Expenses
Management fee	$ 1,187,069
Transfer agent fees	631,728
Distribution fees	1,057,839
Accounting and security lending fees	83,922
Custodian fees and expenses	42,701
Independent trustees' compensation	1,238
Registration fees	42,540
Audit	31,129
Legal	2,246
Miscellaneous	27,376
Total expenses before reductions	3,107,788
Expense reductions	(8,885)	3,098,903
Net investment income (loss)		(519,701)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(75,210,737)
Foreign currency transactions	(116,636)
Total net realized gain (loss)		(75,327,373)
Change in net unrealized appreciation (depreciation) on: Investment securities	(42,980,174)
Assets and liabilities in foreign currencies	(7,220)
Total change in net unrealized appreciation (depreciation)		(42,987,394)
Net gain (loss)		(118,314,767)
Net increase (decrease) in net assets resulting from operations		$ (118,834,468)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (519,701)	$ (2,555,905)
Net realized gain (loss)	(75,327,373)	27,558,745
Change in net unrealized appreciation (depreciation)	(42,987,394)	(58,670,581)
Net increase (decrease) in net assets resulting from operations	(118,834,468)	(33,667,741)
Distributions to shareholders from net realized gain	(9,966,416)	(58,232,148)
Share transactions - net increase (decrease)	(25,464,935)	(48,796,453)
Redemption fees	5,696	7,557
Total increase (decrease) in net assets	(154,260,123)	(140,688,785)

Net Assets
Beginning of period	521,672,181	662,360,966
End of period (including accumulated net investment loss of $519,772 and accumulated net investment loss of $71, respectively)	$ 367,412,058	$ 521,672,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 22.90	$ 23.77	$ 22.94	$ 18.91	$ 18.29
Income from Investment Operations
Net investment income (loss) E	- I	(.03)	(.03)	(.09)	(.05)	(.05)
Net realized and unrealized gain (loss)	(4.44)	(1.08)	1.91	.96	4.08	.67
Total from investment operations	(4.44)	(1.11)	1.88	.87	4.03	.62
Distributions from net realized gain	(.37)	(2.07)	(2.75)	(.04)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.91	$ 19.72	$ 22.90	$ 23.77	$ 22.94	$ 18.91
Total Return B, C, D	(22.95)%	(5.64)%	8.54%	3.79%	21.31%	3.39%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.20%	1.22%	1.25%	1.28%	1.32%
Expenses net of fee waivers, if any	1.22% A	1.20%	1.22%	1.25%	1.28%	1.32%
Expenses net of all reductions	1.22% A	1.19%	1.21%	1.21%	1.26%	1.29%
Net investment income (loss)	.01% A	(.13)%	(.14)%	(.38)%	(.22)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,537	$ 220,888	$ 234,656	$ 199,221	$ 139,158	$ 104,258
Portfolio turnover rate G	185% A	134%	141%	99%	71%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 19.26	$ 22.39	$ 23.26	$ 22.50	$ 18.60	$ 18.03
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.09)	(.15)	(.09)	(.09)
Net realized and unrealized gain (loss)	(4.34)	(1.06)	1.87	.95	3.99	.66
Total from investment operations	(4.36)	(1.14)	1.78	.80	3.90	.57
Distributions from net realized gain	(.37)	(1.99)	(2.65)	(.04)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.53	$ 19.26	$ 22.39	$ 23.26	$ 22.50	$ 18.60
Total Return B, C, D	(23.08)%	(5.86)%	8.25%	3.55%	20.97%	3.16%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48% A	1.46%	1.48%	1.50%	1.53%	1.56%
Expenses net of fee waivers, if any	1.48% A	1.46%	1.48%	1.50%	1.53%	1.56%
Expenses net of all reductions	1.47% A	1.45%	1.47%	1.47%	1.51%	1.53%
Net investment income (loss)	(.25)% A	(.40)%	(.40)%	(.63)%	(.47)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,104	$ 143,237	$ 186,628	$ 218,280	$ 243,353	$ 243,176
Portfolio turnover rate G	185% A	134%	141%	99%	71%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.27	$ 21.29	$ 22.17	$ 21.55	$ 17.91	$ 17.45
Income from Investment Operations
Net investment income (loss) E	(.06)	(.18)	(.20)	(.25)	(.19)	(.18)
Net realized and unrealized gain (loss)	(4.10)	(.99)	1.79	.91	3.83	.64
Total from investment operations	(4.16)	(1.17)	1.59	.66	3.64	.46
Distributions from net realized gain	(.37)	(1.85)	(2.47)	(.04)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.74	$ 18.27	$ 21.29	$ 22.17	$ 21.55	$ 17.91
Total Return B, C, D	(23.24)%	(6.30)%	7.66%	3.06%	20.32%	2.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97% A	1.95%	1.99%	2.01%	2.04%	2.06%
Expenses net of fee waivers, if any	1.97% A	1.95%	1.99%	2.01%	2.04%	2.06%
Expenses net of all reductions	1.96% A	1.94%	1.98%	1.98%	2.01%	2.03%
Net investment income (loss)	(.74)% A	(.89)%	(.91)%	(1.14)%	(.98)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,462	$ 55,589	$ 113,384	$ 180,364	$ 266,319	$ 285,299
Portfolio turnover rate G	185% A	134%	141%	99%	71%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.23	$ 21.29	$ 22.24	$ 21.61	$ 17.94	$ 17.47
Income from Investment Operations
Net investment income (loss) E	(.06)	(.17)	(.19)	(.24)	(.17)	(.17)
Net realized and unrealized gain (loss)	(4.09)	(1.00)	1.79	.91	3.84	.64
Total from investment operations	(4.15)	(1.17)	1.60	.67	3.67	.47
Distributions from net realized gain	(.37)	(1.89)	(2.55)	(.04)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.71	$ 18.23	$ 21.29	$ 22.24	$ 21.61	$ 17.94
Total Return B, C, D	(23.24)%	(6.31)%	7.75%	3.10%	20.46%	2.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97% A	1.94%	1.94%	1.94%	1.97%	2.00%
Expenses net of fee waivers, if any	1.97% A	1.94%	1.94%	1.94%	1.97%	2.00%
Expenses net of all reductions	1.97% A	1.94%	1.93%	1.91%	1.94%	1.97%
Net investment income (loss)	(.74)% A	(.88)%	(.86)%	(1.07)%	(.91)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,800	$ 83,133	$ 105,519	$ 115,644	$ 131,277	$ 130,184
Portfolio turnover rate G	185% A	134%	141%	99%	71%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.39	$ 23.62	$ 24.43	$ 23.48	$ 19.28	$ 18.58
Income from Investment Operations
Net investment income (loss) D	.02	.03	.05	- H	.04	.03
Net realized and unrealized gain (loss)	(4.60)	(1.12)	1.96	.99	4.16	.67
Total from investment operations	(4.58)	(1.09)	2.01	.99	4.20	.70
Distributions from net realized gain	(.37)	(2.14)	(2.82)	(.04)	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 15.44	$ 20.39	$ 23.62	$ 24.43	$ 23.48	$ 19.28
Total Return B, C	(22.88)%	(5.36)%	8.90%	4.21%	21.78%	3.77%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.93%	.88%	.86%	.88%	.91%
Expenses net of fee waivers, if any	.97% A	.93%	.88%	.86%	.88%	.91%
Expenses net of all reductions	.97% A	.92%	.87%	.83%	.85%	.88%
Net investment income (loss)	.26% A	.14%	.19%	.01%	.18%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,509	$ 18,825	$ 22,174	$ 20,652	$ 19,698	$ 20,358
Portfolio turnover rate F	185% A	134%	141%	99%	71%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 24,941,737
Unrealized depreciation	(47,637,581)
Net unrealized appreciation (depreciation)	$ (22,695,844)
Cost for federal income tax purposes	$ 401,752,685

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Health Care

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $390,182,116 and $425,181,353, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 228,249	$ 4,554
Class T	.25%	.25%	287,746	1,674
Class B	.75%	.25%	206,275	154,706
Class C	.75%	.25%	335,569	14,812
			$ 1,057,839	$ 175,746

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,737
Class T	7,641
Class B*	36,712
Class C*	1,541
$ 59,631

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 271,784.30
Class T	176,265.31
Class B	61,339.30
Class C	99,935.30
Institutional Class	22,405.30
	$ 631,728

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,032 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $534 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $100,934.

Health Care

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,073 for the period. In addition through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 754
Institutional Class	58
$ 812

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net realized gain
Class A	$ 4,165,896	$ 21,294,782
Class T	2,716,500	16,323,384
Class B	1,072,948	9,098,884
Class C	1,667,891	9,241,641
Institutional Class	343,181	2,273,457
Total	$ 9,966,416	$ 58,232,148

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,255,680	3,081,992	$ 20,644,833	$ 65,718,810
Reinvestment of distributions	190,190	845,716	3,682,080	18,561,495
Shares redeemed	(1,678,837)	(2,977,484)	(26,607,764)	(63,109,379)
Net increase (decrease)	(232,967)	950,224	$ (2,280,851)	$ 21,170,926
Class T
Shares sold	334,849	746,344	$ 5,272,858	$ 15,578,653
Reinvestment of distributions	135,003	718,829	2,550,205	15,418,473
Shares redeemed	(1,020,577)	(2,364,110)	(15,838,024)	(48,580,585)
Net increase (decrease)	(550,725)	(898,937)	$ (8,014,961)	$ (17,583,459)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class B
Shares sold	123,423	261,619	$ 1,893,033	$ 5,241,565
Reinvestment of distributions	53,957	400,851	965,289	8,175,269
Shares redeemed	(857,593)	(2,945,003)	(12,895,613)	(58,341,596)
Net increase (decrease)	(680,213)	(2,282,533)	$ (10,037,291)	$ (44,924,762)
Class C
Shares sold	219,658	383,741	$ 3,345,650	$ 7,630,409
Reinvestment of distributions	74,490	358,758	1,329,646	7,307,934
Shares redeemed	(565,623)	(1,138,609)	(8,268,501)	(22,157,508)
Net increase (decrease)	(271,475)	(396,110)	$ (3,593,205)	$ (7,219,165)
Institutional Class
Shares sold	118,404	423,102	$ 2,134,553	$ 9,559,061
Reinvestment of distributions	12,578	64,316	251,944	1,455,613
Shares redeemed	(244,353)	(503,017)	(3,925,124)	(11,254,667)
Net increase (decrease)	(113,371)	(15,599)	$ (1,538,627)	$ (239,993)

Health Care

Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.21%
Actual		$ 1,000.00	$ 588.10	$ 4.84
Hypothetical A		$ 1,000.00	$ 1,019.11	$ 6.16
Class T	1.46%
Actual		$ 1,000.00	$ 587.30	$ 5.84
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.43
Class B	1.97%
Actual		$ 1,000.00	$ 585.70	$ 7.87
Hypothetical A		$ 1,000.00	$ 1,015.27	$ 10.01
Class C	1.96%
Actual		$ 1,000.00	$ 585.70	$ 7.83
Hypothetical A		$ 1,000.00	$ 1,015.32	$ 9.96
Institutional Class	.95%
Actual		$ 1,000.00	$ 588.60	$ 3.80
Hypothetical A		$ 1,000.00	$ 1,020.42	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Industrials

Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	6.9	5.2
Honeywell International, Inc.	6.4	4.6
Danaher Corp.	4.0	3.3
Union Pacific Corp.	4.0	3.7
Lockheed Martin Corp.	3.9	3.7
The Boeing Co.	3.9	0.0
Cummins, Inc.	3.3	3.5
Emerson Electric Co.	3.3	1.7
Deere & Co.	3.1	1.4
Siemens AG sponsored ADR	3.1	2.7
	41.9
Top Industries (% of fund's net assets)
As of January 31, 2009
Aerospace & Defense	28.6%
Machinery	18.4%
Electrical Equipment	10.5%
Road & Rail	9.1%
Industrial Conglomerates	7.8%
All Others*	25.6%

As of July 31, 2008
Machinery	23.2%
Aerospace & Defense	16.4%
Electrical Equipment	11.7%
Industrial Conglomerates	10.7%
Road & Rail	10.0%
All Others*	28.0%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Industrials Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
AEROSPACE & DEFENSE - 28.6%
Aerospace & Defense - 28.6%
Honeywell International, Inc.	422,500	$ 13,862,225
Lockheed Martin Corp.	104,500	8,573,180
Northrop Grumman Corp.	96,200	4,629,144
Precision Castparts Corp.	70,800	4,598,460
Raytheon Co.	129,500	6,555,290
Stanley, Inc. (a)	20,000	605,200
The Boeing Co.	200,600	8,487,386
United Technologies Corp.	312,600	15,001,671
		62,312,556
AIR FREIGHT & LOGISTICS - 6.7%
Air Freight & Logistics - 6.7%
C.H. Robinson Worldwide, Inc.	45,600	2,096,688
FedEx Corp.	91,100	4,640,634
United Parcel Service, Inc. Class B	155,500	6,607,195
UTI Worldwide, Inc.	112,700	1,235,192
		14,579,709
AUTO COMPONENTS - 2.5%
Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.	169,400	2,119,194
Tires & Rubber - 1.5%
The Goodyear Tire & Rubber Co. (a)	549,700	3,391,649
TOTAL AUTO COMPONENTS		5,510,843
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Renault SA	21,400	415,360
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
Masco Corp.	421,600	3,296,912
Owens Corning (a)	49,461	659,810
USG Corp. (a)(d)	108,300	705,033
		4,661,755
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
Albemarle Corp.	28,600	636,350
Nalco Holding Co.	105,200	1,032,012
W.R. Grace & Co. (a)	160,900	928,393
		2,596,755
COMMERCIAL SERVICES & SUPPLIES - 2.4%
Environmental & Facility Services - 2.0%
Republic Services, Inc.	169,560	4,384,822
Office Services & Supplies - 0.4%
United Stationers, Inc. (a)	30,800	862,708
TOTAL COMMERCIAL SERVICES & SUPPLIES		5,247,530

	Shares	Value
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Martin Marietta Materials, Inc. (d)	7,000	$ 563,640
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
Brinks Home Security Holdings, Inc. (a)	65,010	1,486,779
ELECTRICAL EQUIPMENT - 10.5%
Electrical Components & Equipment - 9.9%
Acuity Brands, Inc.	73,242	1,968,013
AMETEK, Inc.	130,100	4,157,996
Cooper Industries Ltd. Class A	172,000	4,628,520
Emerson Electric Co.	217,320	7,106,364
Ener1, Inc. (a)(d)	93,573	420,143
Regal-Beloit Corp.	6,800	230,928
Rockwell Automation, Inc.	70,700	1,841,028
Saft Groupe SA	45,000	1,105,027
		21,458,019
Heavy Electrical Equipment - 0.6%
Vestas Wind Systems AS (a)	27,342	1,335,600
TOTAL ELECTRICAL EQUIPMENT		22,793,619
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Itron, Inc. (a)(d)	20,400	1,332,120
HOUSEHOLD DURABLES - 0.2%
Homebuilding - 0.2%
Centex Corp.	49,000	416,990
INDUSTRIAL CONGLOMERATES - 7.8%
Industrial Conglomerates - 7.8%
General Electric Co.	300,700	3,647,491
McDermott International, Inc. (a)	26,700	276,879
Siemens AG sponsored ADR (d)	119,435	6,695,526
Textron, Inc.	108,300	977,949
Tyco International Ltd.	262,725	5,522,480
		17,120,325
MACHINERY - 18.4%
Construction & Farm Machinery & Heavy Trucks - 10.7%
Cummins, Inc.	298,532	7,158,797
Deere & Co.	193,000	6,704,820
Manitowoc Co., Inc.	195,000	1,072,500
Navistar International Corp. (a)	123,500	3,750,695
PACCAR, Inc.	100,500	2,652,195
Terex Corp. (a)	91,200	1,079,808
Toro Co.	27,000	799,470
		23,218,285
Industrial Machinery - 7.7%
Danaher Corp.	157,400	8,803,382
Eaton Corp.	66,900	2,944,938
Ingersoll-Rand Co. Ltd. Class A	107,400	1,740,954
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Parker Hannifin Corp.	72,800	$ 2,781,688
Sulzer AG (Reg.)	11,212	560,648
		16,831,610
TOTAL MACHINERY		40,049,895
MARINE - 0.4%
Marine - 0.4%
Safe Bulkers, Inc.	74,000	470,640
Ultrapetrol (Bahamas) Ltd. (a)	175,033	399,075
		869,715
PAPER & FOREST PRODUCTS - 0.5%
Forest Products - 0.5%
Weyerhaeuser Co.	40,400	1,104,536
PROFESSIONAL SERVICES - 1.6%
Human Resource & Employment Services - 0.7%
Manpower, Inc.	53,900	1,533,994
Research & Consulting Services - 0.9%
Equifax, Inc.	82,700	2,044,344
TOTAL PROFESSIONAL SERVICES		3,578,338
ROAD & RAIL - 9.1%
Railroads - 7.2%
CSX Corp.	86,700	2,510,832
Norfolk Southern Corp.	115,810	4,442,472
Union Pacific Corp.	199,000	8,714,210
		15,667,514
Trucking - 1.9%
Con-way, Inc.	68,500	1,509,055
Landstar System, Inc.	33,700	1,208,819
Old Dominion Freight Lines, Inc. (a)	53,836	1,350,207
		4,068,081
TOTAL ROAD & RAIL		19,735,595
TRADING COMPANIES & DISTRIBUTORS - 2.0%
Trading Companies & Distributors - 2.0%
Rush Enterprises, Inc. Class A (a)	298,277	2,714,321
W.W. Grainger, Inc.	23,500	1,714,325
		4,428,646

	Shares	Value
TRANSPORTATION INFRASTRUCTURE - 1.0%
Marine Ports & Services - 1.0%
Aegean Marine Petroleum Network, Inc.	125,700	$ 2,150,727
TOTAL COMMON STOCKS (Cost $286,212,035)		210,955,433
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $77,750)	$ 2,690,000	53,800
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	4,802,160	4,802,160
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	9,073,150	9,073,150
TOTAL MONEY MARKET FUNDS (Cost $13,875,310)		13,875,310
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $300,165,095)		224,884,543
NET OTHER ASSETS - (3.2)%		(6,980,493)
NET ASSETS - 100%		$ 217,904,050
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 77,978
Fidelity Securities Lending Cash Central Fund	106,663
Total	$ 184,641
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 224,884,543	$ 224,830,743	$ -	$ 53,800
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 33,625
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	20,175
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 53,800

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
Bermuda	5.4%
Germany	3.1%
Marshall Islands	1.2%
Others (individually less than 1%)	2.5%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $4,342,576 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,610,536) - See accompanying schedule: Unaffiliated issuers (cost $286,289,785)	$ 211,009,233
Fidelity Central Funds (cost $13,875,310)	13,875,310
Total Investments (cost $300,165,095)		$ 224,884,543
Cash		24,276
Receivable for investments sold		5,945,427
Receivable for fund shares sold		237,453
Dividends receivable		462,649
Distributions receivable from Fidelity Central Funds		23,361
Prepaid expenses		3,002
Other receivables		3,130
Total assets		231,583,841

Liabilities
Payable for investments purchased	$ 3,772,426
Payable for fund shares redeemed	538,386
Accrued management fee	110,686
Distribution fees payable	91,886
Other affiliated payables	65,991
Other payables and accrued expenses	27,266
Collateral on securities loaned, at value	9,073,150
Total liabilities		13,679,791

Net Assets		$ 217,904,050
Net Assets consist of:
Paid in capital		$ 379,882,302
Distributions in excess of net investment income		(351,485)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(86,340,461)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(75,286,306)
Net Assets		$ 217,904,050

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($106,667,471 ÷ 8,336,497 shares)	$ 12.80

Maximum offering price per share (100/94.25 of $12.80)	$ 13.58
Class T: Net Asset Value and redemption price per share ($46,200,842 ÷ 3,656,058 shares)	$ 12.64

Maximum offering price per share (100/96.50 of $12.64)	$ 13.10
Class B: Net Asset Value and offering price per share ($21,553,504 ÷ 1,779,754 shares)A	$ 12.11

Class C: Net Asset Value and offering price per share ($31,111,023 ÷ 2,562,744 shares)A	$ 12.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,371,210 ÷ 935,912 shares)	$ 13.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 2,833,266
Interest		4
Income from Fidelity Central Funds		184,641
Total income		3,017,911

Expenses
Management fee	$ 833,537
Transfer agent fees	424,742
Distribution fees	685,690
Accounting and security lending fees	59,123
Custodian fees and expenses	11,037
Independent trustees' compensation	883
Registration fees	51,664
Audit	28,305
Legal	1,157
Miscellaneous	14,454
Total expenses before reductions	2,110,592
Expense reductions	(4,488)	2,106,104
Net investment income (loss)		911,807
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(81,413,113)
Foreign currency transactions	38,375
Total net realized gain (loss)		(81,374,738)
Change in net unrealized appreciation (depreciation) on: Investment securities	(86,879,601)
Assets and liabilities in foreign currencies	(4,951)
Total change in net unrealized appreciation (depreciation)		(86,884,552)
Net gain (loss)		(168,259,290)
Net increase (decrease) in net assets resulting from operations		$ (167,347,483)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 911,807	$ 880,536
Net realized gain (loss)	(81,374,738)	5,734,188
Change in net unrealized appreciation (depreciation)	(86,884,552)	(28,847,344)
Net increase (decrease) in net assets resulting from operations	(167,347,483)	(22,232,620)
Distributions to shareholders from net investment income	(1,756,118)	-
Distributions to shareholders from net realized gain	(285,855)	(36,229,373)
Total distributions	(2,041,973)	(36,229,373)
Share transactions - net increase (decrease)	(17,971,539)	109,034,065
Redemption fees	7,338	14,921
Total increase (decrease) in net assets	(187,353,657)	50,586,993

Net Assets
Beginning of period	405,257,707	354,670,714
End of period (including distributions in excess of net investment income of $351,485 and undistributed net investment income of $809,200, respectively)	$ 217,904,050	$ 405,257,707

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.97	$ 25.49	$ 22.16	$ 21.53	$ 18.10	$ 14.15
Income from Investment Operations
Net investment income (loss) E	.07	.11	.09	.08	.02	(.02)
Net realized and unrealized gain (loss)	(9.09)	(1.17)	5.11	1.63	4.35	3.96
Total from investment operations	(9.02)	(1.06)	5.20	1.71	4.37	3.94
Distributions from net investment income	(.13)	-	(.06)	-	-	-
Distributions from net realized gain	(.02)	(2.46)	(1.81)	(1.08)	(.94)	-
Total distributions	(.15)	(2.46)	(1.87)	(1.08)	(.94)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 12.80	$ 21.97	$ 25.49	$ 22.16	$ 21.53	$ 18.10
Total Return B,C,D	(41.19)%	(4.71)%	25.13%	8.40%	25.04%	27.92%
Ratios to Average Net Assets F,H
Expenses before reductions	1.21% A	1.17%	1.21%	1.26%	1.34%	1.65%
Expenses net of fee waivers, if any	1.21% A	1.17%	1.21%	1.26%	1.34%	1.50%
Expenses net of all reductions	1.21% A	1.16%	1.21%	1.24%	1.29%	1.47%
Net investment income (loss)	.83% A	.46%	.38%	.34%	.09%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,667	$ 188,859	$ 157,451	$ 99,255	$ 40,264	$ 12,612
Portfolio turnover rate G	149% A	91%	130%	94%	116%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.67	$ 25.17	$ 21.86	$ 21.27	$ 17.90	$ 14.02
Income from Investment Operations
Net investment income (loss) E	.05	.05	.03	.02	(.03)	(.06)
Net realized and unrealized gain (loss)	(8.98)	(1.15)	5.05	1.61	4.31	3.93
Total from investment operations	(8.93)	(1.10)	5.08	1.63	4.28	3.87
Distributions from net investment income	(.08)	-	(.03)	-	-	-
Distributions from net realized gain	(.02)	(2.40)	(1.74)	(1.04)	(.91)	-
Total distributions	(.10)	(2.40)	(1.77)	(1.04)	(.91)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 12.64	$ 21.67	$ 25.17	$ 21.86	$ 21.27	$ 17.90
Total Return B,C,D	(41.27)%	(4.96)%	24.82%	8.13%	24.78%	27.67%
Ratios to Average Net Assets F,H
Expenses before reductions	1.46% A	1.41%	1.46%	1.49%	1.57%	1.90%
Expenses net of fee waivers, if any	1.46% A	1.41%	1.46%	1.49%	1.57%	1.75%
Expenses net of all reductions	1.46% A	1.41%	1.46%	1.47%	1.52%	1.72%
Net investment income (loss)	.58% A	.21%	.13%	.11%	(.14)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,201	$ 85,025	$ 75,530	$ 55,936	$ 40,126	$ 13,089
Portfolio turnover rate G	149% A	91%	130%	94%	116%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.74	$ 24.19	$ 21.02	$ 20.55	$ 17.27	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.01	(.07)	(.09)	(.09)	(.13)	(.14)
Net realized and unrealized gain (loss)	(8.60)	(1.10)	4.87	1.55	4.17	3.79
Total from investment operations	(8.59)	(1.17)	4.78	1.46	4.04	3.65
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(2.28)	(1.61)	(.99)	(.76)	-
Total distributions	(.04)	(2.28)	(1.61)	(.99)	(.76)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 12.11	$ 20.74	$ 24.19	$ 21.02	$ 20.55	$ 17.27
Total Return B,C,D	(41.43)%	(5.46)%	24.18%	7.54%	24.12%	26.89%
Ratios to Average Net Assets F,H
Expenses before reductions	1.97% A	1.95%	2.00%	2.04%	2.11%	2.37%
Expenses net of fee waivers, if any	1.97% A	1.95%	2.00%	2.04%	2.11%	2.25%
Expenses net of all reductions	1.97% A	1.95%	2.00%	2.02%	2.07%	2.22%
Net investment income (loss)	.07% A	(.33)%	(.41)%	(.44)%	(.68)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,554	$ 39,989	$ 44,330	$ 37,082	$ 32,242	$ 14,722
Portfolio turnover rate G	149% A	91%	130%	94%	116%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.79	$ 24.26	$ 21.16	$ 20.68	$ 17.36	$ 13.67
Income from Investment Operations
Net investment income (loss) E	.01	(.06)	(.08)	(.08)	(.12)	(.14)
Net realized and unrealized gain (loss)	(8.62)	(1.11)	4.88	1.56	4.19	3.82
Total from investment operations	(8.61)	(1.17)	4.80	1.48	4.07	3.68
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(2.30)	(1.70)	(1.00)	(.75)	-
Total distributions	(.04)	(2.30)	(1.70)	(1.00)	(.75)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 12.14	$ 20.79	$ 24.26	$ 21.16	$ 20.68	$ 17.36
Total Return B,C,D	(41.43)%	(5.44)%	24.25%	7.59%	24.16%	26.99%
Ratios to Average Net Assets F,H
Expenses before reductions	1.96% A	1.91%	1.94%	1.99%	2.07%	2.28%
Expenses net of fee waivers, if any	1.96% A	1.91%	1.94%	1.99%	2.07%	2.25%
Expenses net of all reductions	1.96% A	1.90%	1.94%	1.97%	2.02%	2.22%
Net investment income (loss)	.08% A	(.28)%	(.35)%	(.38)%	(.64)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,111	$ 57,742	$ 57,862	$ 42,363	$ 20,595	$ 9,507
Portfolio turnover rate G	149% A	91%	130%	94%	116%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 22.72	$ 26.26	$ 22.77	$ 22.06	$ 18.48	$ 14.41
Income from Investment Operations
Net investment income (loss) D	.10	.18	.16	.16	.07	.02
Net realized and unrealized gain (loss)	(9.41)	(1.19)	5.27	1.66	4.46	4.04
Total from investment operations	(9.31)	(1.01)	5.43	1.82	4.53	4.06
Distributions from net investment income	(.17)	-	(.13)	-	-	-
Distributions from net realized gain	(.02)	(2.53)	(1.81)	(1.11)	(.95)	-
Total distributions	(.19)	(2.53)	(1.94)	(1.11)	(.95)	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 13.22	$ 22.72	$ 26.26	$ 22.77	$ 22.06	$ 18.48
Total Return B,C	(41.14)%	(4.40)%	25.53%	8.73%	25.41%	28.24%
Ratios to Average Net Assets E,G
Expenses before reductions	.95% A	.88%	.92%	.91%	1.06%	1.38%
Expenses net of fee waivers, if any	.95% A	.88%	.92%	.91%	1.06%	1.25%
Expenses net of all reductions	.94% A	.87%	.91%	.89%	1.01%	1.22%
Net investment income (loss)	1.09% A	.75%	.67%	.69%	.37%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,371	$ 33,642	$ 19,498	$ 13,043	$ 4,379	$ 1,490
Portfolio turnover rate F	149% A	91%	130%	94%	116%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Industrials

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,040,856
Unrealized depreciation	(87,292,321)
Net unrealized appreciation (depreciation)	$ (84,251,465)
Cost for federal income tax purposes	$ 309,136,008

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $221,386,538 and $236,099,271, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 175,177	$ 6,191
Class T	.25%	.25%	155,294	-
Class B	.75%	.25%	144,808	108,607
Class C	.75%	.25%	210,411	48,746
			$ 685,690	$ 163,544

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,587
Class T	5,801
Class B*	41,087
Class C*	9,508
$ 101,983

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Industrials

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 201,700.29
Class T	89,064.29
Class B	42,803.30
Class C	60,397.29
Institutional Class	30,778.27
	$ 424,742

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,287 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $382 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $106,663.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,319 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $169, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 1,066,448	$ -
Class T	306,371	-
Class B	68,325	-
Class C	103,234	-
Institutional Class	211,740	-
Total	$ 1,756,118	$ -
From net realized gain
Class A	$ 176,460	$ 16,681,692
Class T	79,143	7,329,611
Class B	-	4,260,086
Class C	-	5,759,702
Institutional Class	30,252	2,198,282
Total	$ 285,855	$ 36,229,373

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ende January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,645,541	3,949,728	$ 28,032,979	$ 92,641,467
Reinvestment of distributions	72,593	645,516	1,139,555	15,365,861
Shares redeemed	(1,977,652)	(2,176,163)	(30,968,780)	(50,202,759)
Net increase (decrease)	(259,518)	2,419,081	$ (1,796,246)	$ 57,804,569
Class T
Shares sold	714,268	1,380,018	$ 11,517,570	$ 31,838,651
Reinvestment of distributions	24,634	292,360	365,354	6,876,188
Shares redeemed	(1,006,037)	(750,047)	(15,619,525)	(16,849,781)
Net increase (decrease)	(267,135)	922,331	$ (3,736,601)	$ 21,865,058
Class B
Shares sold	217,093	453,829	$ 3,446,627	$ 10,091,104
Reinvestment of distributions	4,471	159,890	56,195	3,612,025
Shares redeemed	(369,787)	(518,209)	(5,472,537)	(11,329,079)
Net increase (decrease)	(148,223)	95,510	$ (1,969,715)	$ 2,374,050
Class C
Shares sold	382,764	947,863	$ 6,019,556	$ 21,153,831
Reinvestment of distributions	6,551	198,290	82,541	4,489,229
Shares redeemed	(603,563)	(754,472)	(8,871,423)	(16,433,752)
Net increase (decrease)	(214,248)	391,681	$ (2,769,326)	$ 9,209,308
Institutional Class
Shares sold	194,300	1,095,024	$ 3,444,229	$ 26,168,229
Reinvestment of distributions	10,868	66,827	192,321	1,640,412
Shares redeemed	(750,256)	(423,274)	(11,336,201)	(10,027,561)
Net increase (decrease)	(545,088)	738,577	$ (7,699,651)	$ 17,781,080

Industrials

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.22%
Actual		$ 1,000.00	$ 583.30	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.48%
Actual		$ 1,000.00	$ 582.40	$ 5.90
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.97%
Actual		$ 1,000.00	$ 580.80	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Class C	1.97%
Actual		$ 1,000.00	$ 580.70	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Institutional Class	.98%
Actual		$ 1,000.00	$ 583.70	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Technology

Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	7.9	4.3
QUALCOMM, Inc.	6.5	5.0
Microsoft Corp.	3.5	0.1
Hewlett-Packard Co.	3.4	0.3
Google, Inc. Class A (sub. vtg.)	3.2	1.0
ASML Holding NV (NY Shares)	2.8	0.7
Starent Networks Corp.	2.7	1.7
Visa, Inc.	2.4	2.1
Apple, Inc.	2.2	11.2
Intel Corp.	2.0	0.0
	36.6
Top Industries (% of fund's net assets)
As of January 31, 2009
Semiconductors & Semiconductor Equipment	25.8%
Communications Equipment	22.2%
Software	16.1%
Computers & Peripherals	9.7%
Electronic Equipment & Components	6.3%
All Others*	19.9%

As of July 31, 2008
Communications Equipment	23.6%
Semiconductors & Semiconductor Equipment	18.4%
Computers & Peripherals	16.9%
Software	15.7%
Health Care Equipment & Supplies	4.1%
All Others*	21.3%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Technology Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 22.0%
Communications Equipment - 22.0%
ADC Telecommunications, Inc. (a)	188,699	$ 956,704
ADVA AG Optical Networking (a)(d)	442,449	566,467
Alcatel-Lucent SA sponsored ADR (a)	14,300	28,171
Aruba Networks, Inc. (a)	9,800	26,166
AudioCodes Ltd. (a)	288,850	493,934
Balda AG (a)	111,500	69,949
Ciena Corp. (a)	99,200	619,008
Cisco Systems, Inc. (a)	1,678,700	25,130,140
Cogo Group, Inc. (a)	228,675	1,527,549
CommScope, Inc. (a)	68,000	980,560
Comverse Technology, Inc. (a)	457,700	2,892,664
Delta Networks, Inc.	1,493,000	208,456
F5 Networks, Inc. (a)	15,000	332,550
Infinera Corp. (a)	116,200	797,132
OZ Optics Ltd. unit (e)	68,000	320,960
Powerwave Technologies, Inc. (a)	731,000	328,950
QUALCOMM, Inc.	595,100	20,560,705
Research In Motion Ltd. (a)	46,900	2,598,260
Riverbed Technology, Inc. (a)	100	1,015
Sandvine Corp. (a)	1,587,300	880,503
Sandvine Corp. (U.K.) (a)	1,078,100	664,219
Sonus Networks, Inc. (a)	167,560	221,179
Starent Networks Corp. (a)	591,177	8,690,302
Tellabs, Inc. (a)	182,400	753,312
		69,648,855
COMPUTERS & PERIPHERALS - 9.7%
Computer Hardware - 7.9%
3PAR, Inc. (a)	5,900	50,091
Apple, Inc. (a)	77,355	6,972,006
Dell, Inc. (a)	323,200	3,070,400
Hewlett-Packard Co.	314,500	10,928,875
HTC Corp.	105,180	993,228
NCR Corp. (a)	95,000	1,192,250
Palm, Inc. (a)(d)	96,800	742,456
Stratasys, Inc. (a)(d)	108,790	1,165,141
		25,114,447
Computer Storage & Peripherals - 1.8%
Chicony Electronics Co. Ltd.	332,390	298,626
EMC Corp. (a)	142,600	1,574,304
SanDisk Corp. (a)	41,948	479,466
Seagate Technology	599,800	2,273,242
Synaptics, Inc. (a)(d)	29,700	700,029
Western Digital Corp. (a)	24,500	359,660
		5,685,327
TOTAL COMPUTERS & PERIPHERALS		30,799,774

	Shares	Value
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	40,900	$ 278,529
MasTec, Inc. (a)	14,500	154,135
		432,664
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	600	28,704
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Integrated Telecommunication Services - 0.1%
Vimpel Communications sponsored ADR	65,100	396,459
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 1.5%
centrotherm photovoltaics AG (a)(d)	1,273	24,594
Energy Conversion Devices, Inc. (a)(d)	20,400	513,468
First Solar, Inc. (a)	4,514	644,599
General Cable Corp. (a)(d)	69,600	1,145,616
JA Solar Holdings Co. Ltd. ADR (a)(d)	108,400	288,344
Neo-Neon Holdings Ltd.	3,757,000	565,653
Q-Cells SE (a)	1,200	29,498
Roth & Rau AG	1,516	25,252
Sunpower Corp. Class B (a)	32,844	867,738
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	37,700	354,757
Yingli Green Energy Holding Co. Ltd. ADR (a)	25,800	144,222
		4,603,741
ELECTRONIC EQUIPMENT & COMPONENTS - 6.3%
Electronic Components - 0.7%
Amphenol Corp. Class A	55,700	1,456,555
Everlight Electronics Co. Ltd.	587,376	775,980
Vishay Intertechnology, Inc. (a)	51,200	151,552
		2,384,087
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	9,100	164,528
China Security & Surveillance Technology, Inc. (a)(d)	161,734	889,537
Chroma ATE, Inc.	1,191,316	629,948
Comverge, Inc. (a)	10,189	46,768
Coretronic Corp.	270,300	144,273
FLIR Systems, Inc. (a)	21,700	541,849
Mettler-Toledo International, Inc. (a)	3,700	246,346
National Instruments Corp.	18,700	401,489
		3,064,738
Electronic Manufacturing Services - 1.3%
Flextronics International Ltd. (a)	614,000	1,602,540
Ju Teng International Holdings Ltd. (a)	1,328,000	314,073
Molex, Inc.	16,400	219,268
Multi-Fineline Electronix, Inc. (a)	27,589	511,224
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - continued
Trimble Navigation Ltd. (a)	68,400	$ 1,013,688
Tyco Electronics Ltd.	30,600	433,296
		4,094,089
Technology Distributors - 3.3%
Anixter International, Inc. (a)	12,100	326,458
Arrow Electronics, Inc. (a)	100,700	1,920,349
Avnet, Inc. (a)	163,600	3,242,552
Ingram Micro, Inc. Class A (a)	216,200	2,652,774
Synnex Technology International Corp.	956,000	1,063,582
WPG Holding Co. Ltd.	2,238,000	1,175,938
		10,381,653
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		19,924,567
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
IHS, Inc. Class A (a)	1,100	48,180
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Health Care Equipment - 1.0%
China Medical Technologies, Inc. sponsored ADR (d)	72,900	1,118,286
Golden Meditech Co. Ltd. (a)	2,168,000	197,222
I-Flow Corp. (a)	77,610	318,977
Mindray Medical International Ltd. sponsored ADR	200	4,132
Mingyuan Medicare Development Co. Ltd. (d)	33,580,000	1,575,017
		3,213,634
Health Care Supplies - 0.4%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	730,000	1,241,657
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,455,291
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc. (a)	600	21,648
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR	1,200	25,188
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
TomTom Group BV (a)	100	534
INTERNET & CATALOG RETAIL - 0.8%
Internet Retail - 0.8%
Amazon.com, Inc.	13,300	782,306

	Shares	Value
Expedia, Inc. (a)	112,760	$ 1,006,947
Priceline.com, Inc. (a)	9,612	644,869
		2,434,122
INTERNET SOFTWARE & SERVICES - 6.2%
Internet Software & Services - 6.2%
Ariba, Inc. (a)	148,308	1,133,073
Constant Contact, Inc. (a)	8,924	136,269
DealerTrack Holdings, Inc. (a)	12,300	140,097
eBay, Inc. (a)	95,000	1,141,900
Equinix, Inc. (a)(d)	36,000	1,920,600
Google, Inc. Class A (sub. vtg.) (a)	30,200	10,223,606
Omniture, Inc. (a)	34,800	316,332
Rackspace Hosting, Inc.	38,391	188,116
SAVVIS, Inc. (a)	8,900	56,782
Switch & Data Facilities Co., Inc. (a)	12,600	86,688
Tencent Holdings Ltd.	148,000	904,328
VeriSign, Inc. (a)	85,400	1,649,074
Yahoo!, Inc. (a)	136,400	1,599,972
		19,496,837
IT SERVICES - 4.0%
Data Processing & Outsourced Services - 3.6%
CyberSource Corp. (a)	31,895	380,507
Lender Processing Services, Inc.	42,400	1,099,008
MasterCard, Inc. Class A	17,400	2,362,572
Visa, Inc.	154,000	7,599,900
		11,441,987
IT Consulting & Other Services - 0.4%
China Information Security Technology, Inc. (a)(d)	8,917	27,286
SAIC, Inc. (a)	26,800	529,032
Satyam Computer Services Ltd. sponsored ADR	11,600	22,040
Yucheng Technologies Ltd. (a)	135,000	591,300
		1,169,658
TOTAL IT SERVICES		12,611,645
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. (a)	4,100	147,313
MACHINERY - 0.4%
Industrial Machinery - 0.4%
China Fire & Security Group, Inc. (a)(d)	24,900	164,838
Meyer Burger Technology AG (a)	270	20,601
Shin Zu Shing Co. Ltd.	438,424	961,351
		1,146,790
Common Stocks - continued
	Shares	Value
MEDIA - 1.4%
Advertising - 1.4%
AirMedia Group, Inc. ADR (a)	89,400	$ 440,742
VisionChina Media, Inc. ADR (a)(d)	617,500	3,816,150
		4,256,892
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	5,600	15,806
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.1%
Semiconductor Equipment - 8.9%
Aixtron AG	1,800	9,310
Amkor Technology, Inc. (a)	72,300	167,736
Applied Materials, Inc.	154,300	1,445,791
ASML Holding NV (NY Shares)	534,300	8,837,322
Cymer, Inc. (a)	101,200	2,064,480
FormFactor, Inc. (a)	63,400	986,504
Global Unichip Corp.	68,675	252,902
Inotera Memories, Inc. (a)	2,548,000	775,343
Lam Research Corp. (a)	198,500	4,011,685
LTX-Credence Corp. (a)	497,102	144,160
MEMC Electronic Materials, Inc. (a)	80,900	1,100,240
Photronics, Inc. (a)	82,700	131,493
Tessera Technologies, Inc. (a)	172,900	2,033,304
Varian Semiconductor Equipment Associates, Inc. (a)	248,900	4,739,056
Verigy Ltd. (a)	165,200	1,372,812
		28,072,138
Semiconductors - 16.2%
Advanced Semiconductor Engineering, Inc. sponsored ADR	625,980	1,001,568
Applied Micro Circuits Corp. (a)	8,650	34,600
ARM Holdings PLC sponsored ADR	219,200	878,992
Atheros Communications, Inc. (a)	72,400	869,524
Atmel Corp. (a)	257,400	859,716
AuthenTec, Inc. (a)	43,400	72,044
Cavium Networks, Inc. (a)	415,631	3,782,242
Cree, Inc. (a)(d)	137,650	2,743,365
Cypress Semiconductor Corp. (a)(d)	274,700	1,238,897
Diodes, Inc. (a)	39,100	253,368
Elan Microelectronics Corp.	195,000	141,131
ENE Technology, Inc.	69,415	65,437
Epistar Corp.	742,000	671,953
Fairchild Semiconductor International, Inc. (a)	316,600	1,440,530
Hynix Semiconductor, Inc. (a)	82,830	522,720
Integrated Device Technology, Inc. (a)	17,300	99,302
Intel Corp.	480,600	6,199,740
International Rectifier Corp. (a)	250,400	3,410,448
Intersil Corp. Class A	65,700	611,667
LSI Corp. (a)	323,800	1,029,684
Marvell Technology Group Ltd. (a)	397,400	2,897,046
Maxim Integrated Products, Inc.	74,900	990,927

	Shares	Value
Micron Technology, Inc. (a)	1,351,300	$ 5,026,836
Microsemi Corp. (a)	28,700	241,080
Monolithic Power Systems, Inc. (a)	27,700	336,555
MoSys, Inc. (a)	32,100	66,768
National Semiconductor Corp.	182,700	1,852,578
Netlogic Microsystems, Inc. (a)	15,600	330,876
NVIDIA Corp. (a)	286,800	2,280,060
PMC-Sierra, Inc. (a)	138,300	673,521
Power Integrations, Inc.	16,600	323,202
Powertech Technology, Inc.	239,000	323,000
Samsung Electronics Co. Ltd.	7,064	2,452,774
Semtech Corp. (a)	8,900	104,575
Siliconware Precision Industries Co. Ltd. sponsored ADR	266,400	1,100,232
SiRF Technology Holdings, Inc. (a)	102,200	104,244
Skyworks Solutions, Inc. (a)	187,400	809,568
Standard Microsystems Corp. (a)	22,400	310,240
Taiwan Semiconductor Manufacturing Co. Ltd.	1,496,000	1,829,041
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	224,700	1,694,238
Texas Instruments, Inc.	105,400	1,575,730
TriQuint Semiconductor, Inc. (a)	31,500	63,630
Volterra Semiconductor Corp. (a)	8,300	58,100
		51,371,749
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		79,443,887
SOFTWARE - 16.1%
Application Software - 6.4%
Ansys, Inc. (a)	5,900	146,674
Autodesk, Inc. (a)	1,800	29,808
Autonomy Corp. PLC (a)	118,000	1,871,382
Blackboard, Inc. (a)	6,700	170,247
Cadence Design Systems, Inc. (a)	951,200	3,595,536
Callidus Software, Inc. (a)	107,291	281,102
Citrix Systems, Inc. (a)	34,500	725,880
Concur Technologies, Inc. (a)	43,900	1,083,891
Epicor Software Corp. (a)	31,500	111,510
Informatica Corp. (a)	49,500	631,620
Kingdee International Software Group Co. Ltd.	3,226,000	288,104
Longtop Financial Technologies Ltd. ADR (a)	54,300	763,458
Nuance Communications, Inc. (a)(d)	17,300	170,578
Parametric Technology Corp. (a)	79,900	719,100
Salesforce.com, Inc. (a)	116,400	3,097,404
Smith Micro Software, Inc. (a)	204,100	1,081,730
SuccessFactors, Inc. (a)	228,800	1,539,824
Synchronoss Technologies, Inc. (a)	141,048	1,200,318
Synopsys, Inc. (a)	1,700	31,450
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Taleo Corp. Class A (a)	76,988	$ 649,009
Ulticom, Inc. (a)	359,426	2,066,700
		20,255,325
Home Entertainment Software - 2.3%
Activision Blizzard, Inc. (a)	15,000	131,400
Nintendo Co. Ltd.	13,200	3,843,840
Perfect World Co. Ltd. sponsored ADR Class B (a)(d)	213,300	3,158,973
THQ, Inc. (a)	49,400	195,130
		7,329,343
Systems Software - 7.4%
BMC Software, Inc. (a)	18,600	471,138
CA, Inc.	91,800	1,651,482
Check Point Software Technologies Ltd. (a)	1,700	38,539
Insyde Software Corp.	881,239	1,574,951
McAfee, Inc. (a)	38,500	1,173,865
Microsoft Corp.	646,200	11,050,020
Oracle Corp. (a)	9,400	158,202
Phoenix Technologies Ltd. (a)	55,900	144,222
Red Hat, Inc. (a)	106,100	1,554,365
Symantec Corp. (a)	322,400	4,942,392
VMware, Inc. Class A (a)	24,600	509,220
		23,268,396
TOTAL SOFTWARE		50,853,064
SPECIALTY RETAIL - 0.1%
Computer & Electronics Retail - 0.1%
The Game Group PLC	162,100	337,208
WIRELESS TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
American Tower Corp. Class A (a)	96,100	2,915,674
Crown Castle International Corp. (a)	64,200	1,253,184
SBA Communications Corp. Class A (a)	161,200	3,207,880
		7,376,738
TOTAL COMMON STOCKS (Cost $454,324,609)		308,505,907
Convertible Bonds - 0.9%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13	$ 1,270,000	719,709

	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Semiconductors - 0.7%
Advanced Micro Devices, Inc. 5.75% 8/15/12	$ 6,960,000	$ 2,166,300
TOTAL CONVERTIBLE BONDS (Cost $6,651,091)		2,886,009
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	1,530,154	1,530,154
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	12,968,492	12,968,492
TOTAL MONEY MARKET FUNDS (Cost $14,498,646)		14,498,646
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $475,474,346)		325,890,562
NET OTHER ASSETS - (3.1)%		(9,730,521)
NET ASSETS - 100%		$ 316,160,041
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $320,960 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 87,233
Fidelity Securities Lending Cash Central Fund	653,139
Total	$ 740,372
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 325,890,562	$ 298,893,065	$ 26,676,537	$ 320,960
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 821,100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(500,140)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 320,960

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.8%
Taiwan	4.6%
Cayman Islands	4.3%
Netherlands	2.8%
Bermuda	1.5%
Canada	1.4%
Japan	1.2%
United Kingdom	1.0%
Korea (South)	1.0%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $1,389,526,620 of which $889,719,837 and $499,806,783 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $44,009,554 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,135,460) - See accompanying schedule: Unaffiliated issuers (cost $460,975,700)	$ 311,391,916
Fidelity Central Funds (cost $14,498,646)	14,498,646
Total Investments (cost $475,474,346)		$ 325,890,562
Foreign currency held at value (cost $153)		151
Receivable for investments sold		21,982,875
Receivable for fund shares sold		390,092
Dividends receivable		46,270
Interest receivable		184,210
Distributions receivable from Fidelity Central Funds		52,015
Prepaid expenses		4,201
Other receivables		16,243
Total assets		348,566,619

Liabilities
Payable for investments purchased	$ 18,408,579
Payable for fund shares redeemed	625,945
Accrued management fee	154,057
Distribution fees payable	121,496
Other affiliated payables	90,100
Other payables and accrued expenses	37,909
Collateral on securities loaned, at value	12,968,492
Total liabilities		32,406,578

Net Assets		$ 316,160,041
Net Assets consist of:
Paid in capital		$ 2,095,684,313
Accumulated net investment loss		(691,382)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,629,248,138)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(149,584,752)
Net Assets		$ 316,160,041

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($155,435,941 ÷ 15,640,368 shares)	$ 9.94

Maximum offering price per share (100/94.25 of $9.94)	$ 10.55
Class T: Net Asset Value and redemption price per share ($92,672,253 ÷ 9,574,410 shares)	$ 9.68

Maximum offering price per share (100/96.50 of $9.68)	$ 10.03
Class B: Net Asset Value and offering price per share ($22,415,913 ÷ 2,454,599 shares)A	$ 9.13

Class C: Net Asset Value and offering price per share ($33,450,854 ÷ 3,647,091 shares)A	$ 9.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,185,080 ÷ 1,180,552 shares)	$ 10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Technology

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Dividends		$ 1,055,834
Interest		370,028
Income from Fidelity Central Funds (including $653,139 from security lending)		740,372
Total income		2,166,234

Expenses
Management fee	$ 1,168,163
Transfer agent fees	606,800
Distribution fees	939,806
Accounting and security lending fees	83,187
Custodian fees and expenses	42,218
Independent trustees' compensation	1,250
Registration fees	42,585
Audit	29,050
Legal	4,518
Miscellaneous	48,108
Total expenses before reductions	2,965,685
Expense reductions	(30,307)	2,935,378
Net investment income (loss)		(769,144)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(194,003,833)
Foreign currency transactions	(41,837)
Total net realized gain (loss)		(194,045,670)
Change in net unrealized appreciation (depreciation) on: Investment securities	(43,287,844)
Assets and liabilities in foreign currencies	14,072
Total change in net unrealized appreciation (depreciation)		(43,273,772)
Net gain (loss)		(237,319,442)
Net increase (decrease) in net assets resulting from operations		$ (238,088,586)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (769,144)	$ (5,177,940)
Net realized gain (loss)	(194,045,670)	(11,273,810)
Change in net unrealized appreciation (depreciation)	(43,273,772)	(114,740,676)
Net increase (decrease) in net assets resulting from operations	(238,088,586)	(131,192,426)
Share transactions - net increase (decrease)	(27,700,615)	(67,084,453)
Redemption fees	10,002	32,772
Total increase (decrease) in net assets	(265,779,199)	(198,244,107)

Net Assets
Beginning of period	581,939,240	780,183,347
End of period (including accumulated net investment loss of $691,382 and undistributed net investment income of $77,762, respectively)	$ 316,160,041	$ 581,939,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.04	$ 20.55	$ 15.59	$ 16.16	$ 13.98	$ 13.36
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.17)	(.15)	.02 H	(.17)
Net realized and unrealized gain (loss)	(7.09)	(3.41)	5.13	(.42)	2.24	.79
Total from investment operations	(7.10)	(3.51)	4.96	(.57)	2.26	.62
Distributions from net investment income	-	-	-	-	(.08)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.94	$ 17.04	$ 20.55	$ 15.59	$ 16.16	$ 13.98
Total Return B, C, D	(41.67)%	(17.08)%	31.82%	(3.53)%	16.20%	4.64%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.21%	1.25%	1.30%	1.37%	1.44%
Expenses net of fee waivers, if any	1.22% A	1.21%	1.25%	1.30%	1.37%	1.44%
Expenses net of all reductions	1.21% A	1.19%	1.24%	1.20%	1.26%	1.35%
Net investment income (loss)	(.17)% A	(.49)%	(.91)%	(.88)%	.12% H	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,436	$ 275,117	$ 309,105	$ 189,054	$ 144,970	$ 123,389
Portfolio turnover rate G	283% A	214%	208%	258%	180%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.62	$ 20.09	$ 15.28	$ 15.88	$ 13.76	$ 13.17
Income from Investment Operations
Net investment income (loss) E	(.03)	(.14)	(.21)	(.19)	(.02) H	(.19)
Net realized and unrealized gain (loss)	(6.91)	(3.33)	5.02	(.41)	2.21	.78
Total from investment operations	(6.94)	(3.47)	4.81	(.60)	2.19	.59
Distributions from net investment income	-	-	-	-	(.07)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.68	$ 16.62	$ 20.09	$ 15.28	$ 15.88	$ 13.76
Total Return B, C, D	(41.76)%	(17.27)%	31.48%	(3.78)%	15.94%	4.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.46%	1.51%	1.55%	1.60%	1.62%
Expenses net of fee waivers, if any	1.48% A	1.46%	1.51%	1.55%	1.60%	1.62%
Expenses net of all reductions	1.46% A	1.45%	1.49%	1.44%	1.48%	1.53%
Net investment income (loss)	(.42)% A	(.74)%	(1.16)%	(1.13)%	(.11)% H	(1.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,672	$ 173,917	$ 260,339	$ 260,966	$ 315,930	$ 363,399
Portfolio turnover rate G	283% A	214%	208%	258%	180%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend the ratio of net investment income (loss) to average net assets would have been (1.10)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.72	$ 19.10	$ 14.59	$ 15.24	$ 13.25	$ 12.76
Income from Investment Operations
Net investment income (loss) E	(.05)	(.23)	(.28)	(.27)	(.09) H	(.27)
Net realized and unrealized gain (loss)	(6.54)	(3.15)	4.79	(.38)	2.12	.76
Total from investment operations	(6.59)	(3.38)	4.51	(.65)	2.03	.49
Distributions from net investment income	-	-	-	-	(.04)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.13	$ 15.72	$ 19.10	$ 14.59	$ 15.24	$ 13.25
Total Return B, C, D	(41.92)%	(17.70)%	30.91%	(4.27) %	15.33%	3.84%
Ratios to Average Net Assets F, I
Expenses before reductions	1.97% A	1.96%	2.01%	2.05%	2.13%	2.21%
Expenses net of fee waivers, if any	1.97% A	1.96%	2.01%	2.05%	2.13%	2.21%
Expenses net of all reductions	1.96% A	1.94%	2.00%	1.94%	2.02%	2.12%
Net investment income (loss)	(.91)% A	(1.24)%	(1.67)%	(1.63)%	(.65)% H	(1.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,416	$ 47,294	$ 102,655	$ 192,790	$ 309,020	$ 355,927
Portfolio turnover rate G	283% A	214%	208%	258%	180%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.64)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.79	$ 19.18	$ 14.66	$ 15.31	$ 13.31	$ 12.80
Income from Investment Operations
Net investment income (loss) E	(.05)	(.23)	(.29)	(.27)	(.08) H	(.26)
Net realized and unrealized gain (loss)	(6.57)	(3.16)	4.81	(.38)	2.12	.77
Total from investment operations	(6.62)	(3.39)	4.52	(.65)	2.04	.51
Distributions from net investment income	-	-	-	-	(.04)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.17	$ 15.79	$ 19.18	$ 14.66	$ 15.31	$ 13.31
Total Return B, C, D	(41.93)%	(17.67)%	30.83%	(4.25)%	15.34%	3.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.97% A	1.96%	2.01%	2.05%	2.10%	2.13%
Expenses net of fee waivers, if any	1.97% A	1.96%	2.01%	2.05%	2.10%	2.13%
Expenses net of all reductions	1.96% A	1.94%	1.99%	1.94%	1.99%	2.04%
Net investment income (loss)	(.91)% A	(1.24)%	(1.66)%	(1.63)%	(.61)% H	(1.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,451	$ 63,590	$ 86,974	$ 82,835	$ 108,287	$ 125,926
Portfolio turnover rate G	283% A	214%	208%	258%	180%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 21.26	$ 16.07	$ 16.60	$ 14.32	$ 13.61
Income from Investment Operations
Net investment income (loss) D	.01	(.04)	(.11)	(.09)	.09 G	(.09)
Net realized and unrealized gain (loss)	(7.37)	(3.54)	5.30	(.44)	2.30	.80
Total from investment operations	(7.36)	(3.58)	5.19	(.53)	2.39	.71
Distributions from net investment income	-	-	-	-	(.11)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.32	$ 17.68	$ 21.26	$ 16.07	$ 16.60	$ 14.32
Total Return B, C	(41.63)%	(16.84)%	32.30%	(3.19)%	16.73%	5.22%
Ratios to Average Net Assets E, H
Expenses before reductions	.98% A	.94%	.93%	.90%	.92%	.93%
Expenses net of fee waivers, if any	.98% A	.94%	.93%	.90%	.92%	.93%
Expenses net of all reductions	.96% A	.92%	.92%	.80%	.81%	.84%
Net investment income (loss)	.08% A	(.22)%	(.59)%	(.49)%	.57% G	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,185	$ 22,021	$ 21,111	$ 11,681	$ 11,640	$ 10,984
Portfolio turnover rate F	283% A	214%	208%	258%	180%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,704,976
Unrealized depreciation	(162,985,892)
Net unrealized appreciation (depreciation)	$ (157,280,916)
Cost for federal income tax purposes	$ 483,171,478

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Technology

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $584,617,488 and $610,923,467, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 249,328	$ 5,725
Class T	.25%	.25%	307,908	-
Class B	.75%	.25%	158,818	119,113
Class C	.75%	.25%	223,752	10,269
			$ 939,806	$ 135,107

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,708
Class T	7,199
Class B*	32,168
Class C*	1,193
$ 52,268

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 289,830.29
Class T	182,762.30
Class B	46,214.29
Class C	65,255.29
Institutional Class	22,739.29
	$ 606,800

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,478 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $542 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29,176 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $967. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 75
Institutional Class	89
$ 164

Technology

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,603,231	5,381,278	$ 19,994,395	$ 105,720,351
Shares redeemed	(2,104,251)	(4,279,571)	(25,419,813)	(82,236,119)
Net increase (decrease)	(501,020)	1,101,707	$ (5,425,418)	$ 23,484,232
Class T
Shares sold	638,606	2,146,310	$ 7,650,614	$ 41,674,472
Shares redeemed	(1,527,668)	(4,638,425)	(18,142,100)	(86,554,961)
Net increase (decrease)	(889,062)	(2,492,115)	$ (10,491,486)	$ (44,880,489)
Class B
Shares sold	137,258	406,127	$ 1,502,922	$ 7,558,898
Shares redeemed	(691,010)	(2,773,060)	(8,007,024)	(50,298,253)
Net increase (decrease)	(553,752)	(2,366,933)	$ (6,504,102)	$ (42,739,355)
Class C
Shares sold	165,052	550,177	$ 1,869,483	$ 10,400,107
Shares redeemed	(545,403)	(1,056,703)	(6,105,451)	(18,857,821)
Net increase (decrease)	(380,351)	(506,526)	$ (4,235,968)	$ (8,457,714)
Institutional Class
Shares sold	194,456	628,983	$ 2,437,124	$ 12,989,931
Shares redeemed	(259,444)	(376,415)	(3,480,765)	(7,481,058)
Net increase (decrease)	(64,988)	252,568	$ (1,043,641)	$ 5,508,873
Semiannual Report

Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 726.00	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.51%
Actual		$ 1,000.00	$ 725.80	$ 6.57
Hypothetical A		$ 1,000.00	$ 1,017.59	$ 7.68
Class B	1.99%
Actual		$ 1,000.00	$ 724.00	$ 8.65
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.99%
Actual		$ 1,000.00	$ 724.00	$ 8.65
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 10.11
Institutional Class	.99%
Actual		$ 1,000.00	$ 727.50	$ 4.31
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exelon Corp.	11.4	9.5
FirstEnergy Corp.	6.6	4.9
Public Service Enterprise Group, Inc.	6.5	3.9
Progress Energy, Inc.	6.1	0.0
Entergy Corp.	5.7	6.0
American Electric Power Co., Inc.	4.9	4.2
Sempra Energy	4.9	5.0
PPL Corp.	4.6	10.9
PG&E Corp.	4.0	2.0
Wisconsin Energy Corp.	3.8	0.0
	58.5
Top Industries (% of fund's net assets)
As of January 31, 2009
Electric Utilities	58.9%
Multi-utilities	26.5%
Independent Power Producers & Energy Traders	9.0%
Gas Utilities	4.7%
Diversified Financial Services	0.3%
All Others*	0.6%

As of July 31, 2008
Electric Utilities	54.3%
Independent Power Producers & Energy Traders	18.0%
Multi-utilities	14.1%
Gas Utilities	4.0%
Electronic Equipment & Instruments	0.4%
All Others*	9.2%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Utilities Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Other Diversifed Financial Services - 0.3%
Hicks Acquisition Co. I, Inc. unit (a)	39,200	$ 361,424
ELECTRIC UTILITIES - 58.9%
Electric Utilities - 58.9%
Allegheny Energy, Inc.	91,700	3,048,108
American Electric Power Co., Inc.	226,700	7,107,045
DPL, Inc.	134,500	2,898,475
Edison International	108,200	3,524,074
Entergy Corp.	107,000	8,170,520
Exelon Corp.	305,000	16,537,099
FirstEnergy Corp.	191,800	9,588,082
FPL Group, Inc.	90,800	4,680,740
Northeast Utilities	182,300	4,338,740
NV Energy, Inc.	341,800	3,667,514
Pepco Holdings, Inc.	123,300	2,195,973
Pinnacle West Capital Corp.	65,300	2,185,591
PPL Corp.	218,075	6,686,180
Progress Energy, Inc.	227,500	8,808,800
Southern Co.	41,100	1,374,795
Westar Energy, Inc.	28,200	566,256
		85,377,992
GAS UTILITIES - 4.7%
Gas Utilities - 4.7%
AGL Resources, Inc.	29,200	900,236
Equitable Resources, Inc.	71,300	2,440,599
Nicor, Inc.	20,000	684,200
Questar Corp.	82,100	2,789,758
Southwest Gas Corp.	2,200	56,672
		6,871,465
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 9.0%
Independent Power Producers & Energy Traders - 9.0%
AES Corp. (a)	321,000	2,539,110
Constellation Energy Group, Inc.	136,000	3,576,800
Dynegy, Inc. Class A (a)	502,300	1,059,853
Mirant Corp. (a)	171,100	2,937,787

	Shares	Value
NRG Energy, Inc. (a)	97,100	$ 2,268,256
Reliant Energy, Inc. (a)	142,900	727,361
		13,109,167
MULTI-UTILITIES - 26.5%
Multi-Utilities - 26.5%
CMS Energy Corp.	239,800	2,817,650
Dominion Resources, Inc.	103,600	3,644,648
NiSource, Inc.	173,700	1,681,416
OGE Energy Corp.	99,900	2,465,532
PG&E Corp.	151,804	5,870,261
Public Service Enterprise Group, Inc.	299,380	9,451,427
Sempra Energy	161,000	7,058,240
Wisconsin Energy Corp.	122,800	5,474,424
		38,463,598
OIL, GAS & CONSUMABLE FUELS - 0.2%
Oil & Gas Storage & Transport - 0.2%
Southern Union Co.	27,300	351,897
TOTAL COMMON STOCKS (Cost $173,219,922)		144,535,543
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.78% (b) (Cost $703,937)	703,937	703,937
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $173,923,859)		145,239,480
NET OTHER ASSETS - (0.1)%		(211,288)
NET ASSETS - 100%		$ 145,028,192
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78,053
Fidelity Securities Lending Cash Central Fund	18,651
Total	$ 96,704
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 145,239,480	$ 145,239,480	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $232,998,756 of which $78,586,224 and $154,412,532 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Utilities

Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $173,219,922)	$ 144,535,543
Fidelity Central Funds (cost $703,937)	703,937
Total Investments (cost $173,923,859)		$ 145,239,480
Receivable for investments sold		4,406,741
Receivable for fund shares sold		82,376
Dividends receivable		261,235
Distributions receivable from Fidelity Central Funds		2,048
Prepaid expenses		1,635
Total assets		149,993,515

Liabilities
Payable for investments purchased	$ 4,463,847
Payable for fund shares redeemed	307,510
Accrued management fee	69,467
Distribution fees payable	60,202
Other affiliated payables	40,886
Other payables and accrued expenses	23,411
Total liabilities		4,965,323

Net Assets		$ 145,028,192
Net Assets consist of:
Paid in capital		$ 438,297,270
Distributions in excess of net investment income		(72,039)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(264,512,660)
Net unrealized appreciation (depreciation) on investments		(28,684,379)
Net Assets		$ 145,028,192

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,001,889 ÷ 4,832,738 shares)	$ 14.48

Maximum offering price per share (100/94.25 of $14.48)	$ 15.36
Class T: Net Asset Value and redemption price per share ($35,904,676 ÷ 2,475,209 shares)	$ 14.51

Maximum offering price per share (100/96.50 of $14.51)	$ 15.04
Class B: Net Asset Value and offering price per share ($12,004,016 ÷ 836,096 shares)A	$ 14.36

Class C: Net Asset Value and offering price per share ($23,631,177 ÷ 1,653,049 shares)A	$ 14.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,486,434 ÷ 237,246 shares)	$ 14.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Utilities

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 2,724,271
Interest		2,527
Income from Fidelity Central Funds		96,704
Total income		2,823,502

Expenses
Management fee	$ 463,935
Transfer agent fees	246,247
Distribution fees	406,491
Accounting and security lending fees	32,895
Custodian fees and expenses	3,791
Independent trustees' compensation	495
Registration fees	38,100
Audit	23,185
Legal	1,840
Miscellaneous	11,093
Total expenses before reductions	1,228,072
Expense reductions	(1,073)	1,226,999
Net investment income (loss)		1,596,503
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,383,827)
Foreign currency transactions	16,246
Total net realized gain (loss)		(31,367,581)
Change in net unrealized appreciation (depreciation) on investment securities		(30,376,331)
Net gain (loss)		(61,743,912)
Net increase (decrease) in net assets resulting from operations		$ (60,147,409)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,596,503	$ 2,259,007
Net realized gain (loss)	(31,367,581)	15,062,436
Change in net unrealized appreciation (depreciation)	(30,376,331)	(20,022,346)
Net increase (decrease) in net assets resulting from operations	(60,147,409)	(2,700,903)
Distributions to shareholders from net investment income	(2,162,851)	(2,837,541)
Share transactions - net increase (decrease)	(16,066,498)	(28,461,258)
Redemption fees	2,130	9,517
Total increase (decrease) in net assets	(78,374,628)	(33,990,185)

Net Assets
Beginning of period	223,402,820	257,393,005
End of period (including distributions in excess of net investment income of $72,039 and undistributed net investment income of $494,309, respectively)	$ 145,028,192	$ 223,402,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 20.74	$ 17.20	$ 15.17	$ 12.09	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.17	.24	.21	.24	.28 H	.10
Net realized and unrealized gain (loss)	(5.71)	(.38)	3.56	2.06	3.01	1.72
Total from investment operations	(5.54)	(.14)	3.77	2.30	3.29	1.82
Distributions from net investment income	(.26)	(.32)	(.23)	(.27)	(.21)	(.10)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.48	$ 20.28	$ 20.74	$ 17.20	$ 15.17	$ 12.09
Total Return B,C,D	(27.40)%	(.82)%	22.14%	15.38%	27.48%	17.67%
Ratios to Average Net Assets F,I
Expenses before reductions	1.25% A	1.21%	1.27%	1.34%	1.39%	1.51%
Expenses net of fee waivers, if any	1.25% A	1.21%	1.27%	1.34%	1.39%	1.50%
Expenses net of all reductions	1.24% A	1.21%	1.26%	1.32%	1.36%	1.45%
Net investment income (loss)	2.21% A	1.11%	1.04%	1.51%	2.03% H	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,002	$ 105,219	$ 94,842	$ 40,599	$ 29,150	$ 21,987
Portfolio turnover rate G	244% A	77%	118%	64%	44%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.39%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.26	$ 20.71	$ 17.18	$ 15.10	$ 12.04	$ 10.33
Income from Investment Operations
Net investment income (loss) E	.15	.18	.15	.19	.24 H	.07
Net realized and unrealized gain (loss)	(5.70)	(.39)	3.56	2.08	2.99	1.72
Total from investment operations	(5.55)	(.21)	3.71	2.27	3.23	1.79
Distributions from net investment income	(.20)	(.24)	(.18)	(.19)	(.17)	(.08)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.51	$ 20.26	$ 20.71	$ 17.18	$ 15.10	$ 12.04
Total Return B,C,D	(27.42)%	(1.11)%	21.74%	15.20%	27.03%	17.42%
Ratios to Average Net Assets F,I
Expenses before reductions	1.51% A	1.47%	1.54%	1.60%	1.67%	1.79%
Expenses net of fee waivers, if any	1.51% A	1.47%	1.54%	1.60%	1.67%	1.75%
Expenses net of all reductions	1.50% A	1.47%	1.54%	1.58%	1.64%	1.70%
Net investment income (loss)	1.92% A	.84%	.76%	1.25%	1.76% H	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,905	$ 54,346	$ 62,592	$ 52,128	$ 55,683	$ 53,255
Portfolio turnover rate G	244% A	77%	118%	64%	44%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.01	$ 20.40	$ 16.90	$ 14.83	$ 11.82	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.11	.08	.05	.12	.17 H	.01
Net realized and unrealized gain (loss)	(5.63)	(.39)	3.52	2.03	2.95	1.69
Total from investment operations	(5.52)	(.31)	3.57	2.15	3.12	1.70
Distributions from net investment income	(.13)	(.08)	(.07)	(.08)	(.11)	(.03)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.36	$ 20.01	$ 20.40	$ 16.90	$ 14.83	$ 11.82
Total Return B,C,D	(27.60)%	(1.59)%	21.18%	14.57%	26.51%	16.79%
Ratios to Average Net Assets F,I
Expenses before reductions	1.99% A	1.96%	2.04%	2.09%	2.14%	2.25%
Expenses net of fee waivers, if any	1.99% A	1.96%	2.04%	2.09%	2.14%	2.25%
Expenses net of all reductions	1.99% A	1.95%	2.03%	2.06%	2.11%	2.20%
Net investment income (loss)	1.46% A	.36%	.27%	.76%	1.28% H	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,004	$ 20,747	$ 43,845	$ 65,959	$ 82,577	$ 84,742
Portfolio turnover rate G	244% A	77%	118%	64%	44%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 20.38	$ 16.91	$ 14.84	$ 11.84	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.11	.08	.06	.13	.18 H	.02
Net realized and unrealized gain (loss)	(5.61)	(.39)	3.51	2.04	2.94	1.70
Total from investment operations	(5.50)	(.31)	3.57	2.17	3.12	1.72
Distributions from net investment income	(.13)	(.14)	(.10)	(.10)	(.12)	(.04)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.30	$ 19.93	$ 20.38	$ 16.91	$ 14.84	$ 11.84
Total Return B,C,D	(27.60)%	(1.58)%	21.23%	14.72%	26.48%	16.98%
Ratios to Average Net Assets F,I
Expenses before reductions	1.99% A	1.95%	1.99%	2.02%	2.07%	2.17%
Expenses net of fee waivers, if any	1.99% A	1.95%	1.99%	2.02%	2.07%	2.17%
Expenses net of all reductions	1.99% A	1.95%	1.99%	2.00%	2.04%	2.12%
Net investment income (loss)	1.46% A	.36%	.32%	.83%	1.36% H	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,631	$ 37,387	$ 43,292	$ 32,823	$ 34,827	$ 35,038
Portfolio turnover rate G	244% A	77%	118%	64%	44%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 20.95	$ 17.38	$ 15.31	$ 12.20	$ 10.47
Income from Investment Operations
Net investment income (loss) D	.20	.31	.29	.30	.33 G	.15
Net realized and unrealized gain (loss)	(5.79)	(.38)	3.58	2.10	3.03	1.73
Total from investment operations	(5.59)	(.07)	3.87	2.40	3.36	1.88
Distributions from net investment income	(.23)	(.36)	(.30)	(.33)	(.25)	(.15)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.70	$ 20.52	$ 20.95	$ 17.38	$ 15.31	$ 12.20
Total Return B,C	(27.25)%	(.49)%	22.54%	15.95%	27.88%	18.14%
Ratios to Average Net Assets E,H
Expenses before reductions	.99% A	.91%	.92%	.94%	.99%	1.09%
Expenses net of fee waivers, if any	.99% A	.91%	.92%	.94%	.99%	1.09%
Expenses net of all reductions	.99% A	.90%	.92%	.92%	.96%	1.04%
Net investment income (loss)	2.46% A	1.41%	1.39%	1.91%	2.44% G	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,486	$ 5,704	$ 12,822	$ 6,479	$ 1,766	$ 2,254
Portfolio turnover rate F	244% A	77%	118%	64%	44%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.80%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,605,251
Unrealized depreciation	(38,749,920)
Net unrealized appreciation (depreciation)	$ (37,144,669)
Cost for federal income tax purposes	$ 182,384,149

Short-term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a

Utilities

4. Operating Policies - continued

Repurchase Agreements - continued

default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $203,946,702 and $201,213,170, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.0%	.25%	$ 98,293	$ 5,070
Class T	.25%	.25%	101,306	-
Class B	.75%	.25%	72,078	54,058
Class C	.75%	.25%	134,814	13,006
			$ 406,491	$ 72,134

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,767
Class T	2,959
Class B*	17,849
Class C*	2,144
$ 37,719

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 116,611.30
Class T	62,316.31
Class B	21,418.30
Class C	40,019.30
Institutional Class	5,883.29
	$ 246,247

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment. The commissions paid to these affiliated firms were $4,522 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $214 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $18,651.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,012 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $61.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Utilities

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 1,280,064	$ 1,513,480
Class T	508,856	697,662
Class B	107,816	116,029
Class C	209,683	289,510
Institutional Class	56,432	220,860
Total	$ 2,162,851	$ 2,837,541

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	436,085	2,354,893	$ 6,821,949	$ 52,162,968
Reinvestment of distributions	73,926	60,065	1,138,401	1,341,196
Shares redeemed	(866,814)	(1,798,285)	(13,572,635)	(38,893,897)
Net increase (decrease)	(356,803)	616,673	$ (5,612,285)	$ 14,610,267
Class T
Shares sold	146,429	607,632	$ 2,263,231	$ 13,411,231
Reinvestment of distributions	31,967	29,500	480,828	659,942
Shares redeemed	(385,196)	(977,155)	(5,993,053)	(21,255,306)
Net increase (decrease)	(206,800)	(340,023)	$ (3,248,994)	$ (7,184,133)
Class B
Shares sold	82,626	265,082	$ 1,300,280	$ 5,789,226
Reinvestment of distributions	6,919	4,528	98,249	103,786
Shares redeemed	(290,211)	(1,382,108)	(4,521,376)	(29,771,682)
Net increase (decrease)	(200,666)	(1,112,498)	$ (3,122,847)	$ (23,878,670)
Class C
Shares sold	118,801	413,208	$ 1,792,804	$ 8,976,142
Reinvestment of distributions	11,490	10,061	162,462	223,730
Shares redeemed	(353,253)	(671,632)	(5,397,372)	(14,302,911)
Net increase (decrease)	(222,962)	(248,363)	$ (3,442,106)	$ (5,103,039)
Institutional Class
Shares sold	36,155	1,285,993	$ 558,778	$ 28,765,131
Reinvestment of distributions	2,995	7,559	45,330	173,189
Shares redeemed	(79,899)	(1,627,489)	(1,244,374)	(35,844,003)
Net increase (decrease)	(40,749)	(333,937)	$ (640,266)	$ (6,905,683)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. †

Boston, MA

State Street Bank and Trust ††

Quincy, MA

† Custodian for Fidelity Advisor Energy Fund only.

†† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund only.

AFOC-USAN-0309
1.789279.106

Fidelity Advisor
Focus Funds®
Institutional Class

Biotechnology

Communications Equipment

Consumer Discretionary

Electronics

Energy

Financial Services

Health Care

Industrials

Technology

Utilities

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Biotechnology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Communications Equipment	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Discretionary	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Energy	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Industrials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Utilities	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.40%
Actual		$ 1,000.00	$ 791.30	$ 6.32
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 790.80	$ 7.45
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 788.80	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 788.80	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 792.50	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	18.3	19.6
Genentech, Inc.	14.5	10.3
Gilead Sciences, Inc.	9.3	8.4
Biogen Idec, Inc.	5.3	4.4
Celgene Corp.	5.0	2.7
Genzyme Corp.	4.9	1.2
Alexion Pharmaceuticals, Inc.	4.6	5.1
Cephalon, Inc.	4.5	3.8
Vertex Pharmaceuticals, Inc.	3.6	2.7
Acorda Therapeutics, Inc.	3.4	3.3
	73.4
Top Industries (% of fund's net assets)
As of January 31, 2009
Biotechnology	88.6%
Pharmaceuticals	7.4%
Health Care Equipment & Supplies	0.8%
Life Sciences Tools & Services	0.6%
All Others*	2.6%

As of July 31, 2008
Biotechnology	81.7%
Pharmaceuticals	13.7%
Health Care Equipment & Supplies	1.4%
Life Sciences Tools & Services	0.7%
All Others*	2.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Biotechnology

Advisor Biotechnology Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
BIOTECHNOLOGY - 88.6%
Biotechnology - 88.6%
Acadia Pharmaceuticals, Inc. (a)	28,874	$ 29,163
Acorda Therapeutics, Inc. (a)	71,716	1,759,193
Affymax, Inc. (a)	7,300	94,900
Alexion Pharmaceuticals, Inc. (a)	64,738	2,386,890
Alkermes, Inc. (a)	22,800	261,516
Allos Therapeutics, Inc. (a)	5,530	43,300
Alnylam Pharmaceuticals, Inc. (a)	7,000	147,630
Amgen, Inc. (a)	172,373	9,454,656
Amylin Pharmaceuticals, Inc. (a)	3,684	42,587
Anadys Pharmaceuticals, Inc. (a)	62,397	325,088
Antigenics, Inc. (a)	452,000	171,760
Antigenics, Inc.:
warrants 1/9/10 (a)(e)	452,000	5
warrants 1/9/18 (a)(e)	452,000	161,349
Arena Pharmaceuticals, Inc. (a)	7,600	31,464
Biogen Idec, Inc. (a)	56,444	2,746,001
BioMarin Pharmaceutical, Inc. (a)	43,489	837,598
Celera Corp. (a)	9,800	82,712
Celgene Corp. (a)	49,015	2,595,344
Cephalon, Inc. (a)(d)	30,194	2,330,373
Cepheid, Inc. (a)	6,800	50,592
Cougar Biotechnology, Inc. (a)	12,700	370,586
Cubist Pharmaceuticals, Inc. (a)	4,892	104,738
CV Therapeutics, Inc. (a)	11,749	183,872
Dendreon Corp. (a)	9,700	32,689
Enzon Pharmaceuticals, Inc. (a)	5,400	35,154
Facet Biotech Corp. (a)	4,500	27,360
Genentech, Inc. (a)	92,111	7,483,098
Genzyme Corp. (a)	36,938	2,545,767
Gilead Sciences, Inc. (a)	95,048	4,825,587
GTx, Inc. (a)	2,670	29,477
Halozyme Therapeutics, Inc. (a)	4,410	25,446
Human Genome Sciences, Inc. (a)	42,777	77,426
Incyte Corp. (a)	13,195	38,661
InterMune, Inc. (a)	13,016	148,903
Isis Pharmaceuticals, Inc. (a)	17,700	250,101
Ligand Pharmaceuticals, Inc. Class B (a)	26,500	56,180
Martek Biosciences	2,900	76,705
Momenta Pharmaceuticals, Inc. (a)	4,000	43,320
Myriad Genetics, Inc. (a)	7,805	582,019
ONYX Pharmaceuticals, Inc. (a)	32,560	990,801
OREXIGEN Therapeutics, Inc. (a)	13,588	54,488
OSI Pharmaceuticals, Inc. (a)	17,800	633,680
PDL BioPharma, Inc.	22,500	144,450
Poniard Pharmaceuticals, Inc. (a)	7,700	18,480

	Shares	Value
Progenics Pharmaceuticals, Inc. (a)	4,500	$ 32,805
Regeneron Pharmaceuticals, Inc. (a)	7,191	125,699
Rigel Pharmaceuticals, Inc. (a)	7,635	53,369
Sangamo Biosciences, Inc. (a)	7,098	29,457
Savient Pharmaceuticals, Inc. (a)	9,205	50,996
Theratechnologies, Inc. (a)	1,900	2,154
Theravance, Inc. (a)	13,965	184,059
United Therapeutics Corp. (a)	16,290	1,106,906
Vertex Pharmaceuticals, Inc. (a)	56,504	1,867,457
Zymogenetics, Inc. (a)	10,295	43,754
		45,827,765
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Health Care Equipment - 0.8%
Alsius Corp. (a)	14,200	4,118
Aradigm Corp. (a)	21,800	4,360
Quidel Corp. (a)	34,400	423,120
		431,598
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Life Sciences Tools & Services - 0.6%
AMAG Pharmaceuticals, Inc. (a)	2,900	102,225
Clinical Data, Inc. (a)	4,547	35,376
Exelixis, Inc. (a)	30,600	150,858
Medivation, Inc. (a)	1,359	25,481
		313,940
PHARMACEUTICALS - 7.4%
Pharmaceuticals - 7.4%
Adolor Corp. (a)	22,768	45,536
Akorn, Inc. (a)	103,079	229,866
Alexza Pharmaceuticals, Inc. (a)	6,581	19,019
Auxilium Pharmaceuticals, Inc. (a)	47,658	1,456,428
Biodel, Inc. (a)	100,769	445,399
Catalyst Pharmaceutical Partners, Inc. (a)	21,241	57,351
Elan Corp. PLC sponsored ADR (a)	72,250	522,368
Inspire Pharmaceuticals, Inc. (a)	1,370	5,206
Jazz Pharmaceuticals, Inc. (a)	335	322
Sepracor, Inc. (a)	12,110	184,072
Wyeth	8,800	378,136
XenoPort, Inc. (a)	17,778	464,361
		3,808,064
TOTAL COMMON STOCKS (Cost $51,244,755)		50,381,367
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 0.78% (b)	1,641,280	1,641,280
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	2,775,300	2,775,300
TOTAL MONEY MARKET FUNDS (Cost $4,416,580)		4,416,580
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.24%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $30,000)	$ 30,001	$ 30,000
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $55,691,335)		54,827,947
NET OTHER ASSETS - (6.0)%		(3,120,133)
NET ASSETS - 100%		$ 51,707,814
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $161,354 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/10	1/9/08	$ 3
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 563,722
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,000 due 2/02/09 at 0.24%
J.P. Morgan Securities, Inc.	$ 22,214
UBS Securities LLC	7,786
$ 30,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,855
Fidelity Securities Lending Cash Central Fund	7,926
Total	$ 28,781
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 54,827,947	$ 54,636,593	$ 191,354	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $4,310,179 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,685,864 and repurchase agreements of $30,000) - See accompanying schedule: Unaffiliated issuers (cost $51,274,755)	$ 50,411,367
Fidelity Central Funds (cost $4,416,580)	4,416,580
Total Investments (cost $55,691,335)		$ 54,827,947
Cash		976
Receivable for investments sold		368,668
Receivable for fund shares sold		160,337
Distributions receivable from Fidelity Central Funds		2,946
Prepaid expenses		560
Total assets		55,361,434

Liabilities
Payable for investments purchased	$ 726,604
Payable for fund shares redeemed	59,071
Accrued management fee	30,591
Distribution fees payable	25,286
Other affiliated payables	13,673
Other payables and accrued expenses	23,095
Collateral on securities loaned, at value	2,775,300
Total liabilities		3,653,620

Net Assets		$ 51,707,814
Net Assets consist of:
Paid in capital		$ 59,817,116
Accumulated net investment loss		(432,813)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,813,101)
Net unrealized appreciation (depreciation) on investments		(863,388)
Net Assets		$ 51,707,814

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,500,550 ÷ 2,831,103 shares)	$ 6.18

Maximum offering price per share (100/94.25 of $6.18)	$ 6.56
Class T: Net Asset Value and redemption price per share ($12,905,209 ÷ 2,134,660 shares)	$ 6.05

Maximum offering price per share (100/96.50 of $6.05)	$ 6.27
Class B: Net Asset Value and offering price per share ($7,693,389 ÷ 1,329,242 shares)A	$ 5.79

Class C: Net Asset Value and offering price per share ($11,823,077 ÷ 2,042,226 shares)A	$ 5.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,785,589 ÷ 281,835 shares)	$ 6.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 9,902
Interest		5
Income from Fidelity Central Funds (including $7,926 from security lending)		28,781
Total income		38,688

Expenses
Management fee	$ 152,258
Transfer agent fees	84,962
Distribution fees	161,270
Accounting and security lending fees	11,819
Custodian fees and expenses	5,078
Independent trustees' compensation	153
Registration fees	43,401
Audit	22,421
Legal	195
Miscellaneous	3,963
Total expenses before reductions	485,520
Expense reductions	(14,019)	471,501
Net investment income (loss)		(432,813)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,779,884)
Foreign currency transactions	(38)
Total net realized gain (loss)		(1,779,922)
Change in net unrealized appreciation (depreciation) on investment securities		(12,017,620)
Net gain (loss)		(13,797,542)
Net increase (decrease) in net assets resulting from operations		$ (14,230,355)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (432,813)	$ (852,978)
Net realized gain (loss)	(1,779,922)	(1,921,856)
Change in net unrealized appreciation (depreciation)	(12,017,620)	10,243,107
Net increase (decrease) in net assets resulting from operations	(14,230,355)	7,468,273
Distributions to shareholders from net realized gain	-	(3,898,928)
Share transactions - net increase (decrease)	7,053,317	3,736,181
Redemption fees	28,181	1,940
Total increase (decrease) in net assets	(7,148,857)	7,307,466

Net Assets
Beginning of period	58,856,671	51,549,205
End of period (including accumulated net investment loss of $432,813 and $0, respectively)	$ 51,707,814	$ 58,856,671

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.81	$ 7.23	$ 6.81	$ 6.80	$ 6.00	$ 5.94
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09) I	(.09)	(.09)	(.08) H	(.09)
Net realized and unrealized gain (loss)	(1.59)	1.20	.51	.10	.88	.15
Total from investment operations	(1.63)	1.11	.42	.01	.80	.06
Distributions from net realized gain	-	(.53)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 6.18	$ 7.81	$ 7.23	$ 6.81	$ 6.80	$ 6.00
Total Return B, C, D	(20.87)%	15.95%	6.17%	.15%	13.33%	1.01%
Ratios to Average Net Assets F, J
Expenses before reductions	1.45% A	1.37%	1.42%	1.48%	1.56%	1.68%
Expenses net of fee waivers, if any	1.40% A	1.37%	1.40%	1.40%	1.45%	1.50%
Expenses net of all reductions	1.40% A	1.37%	1.40%	1.37%	1.43%	1.48%
Net investment income (loss)	(1.26)% A	(1.24)% I	(1.25)%	(1.29)%	(1.36)% H	(1.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,501	$ 18,249	$ 13,081	$ 12,539	$ 11,022	$ 10,197
Portfolio turnover rate G	46% A	132%	120%	62%	30%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.37)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.33)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.11	$ 6.71	$ 6.72	$ 5.95	$ 5.90
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11) I	(.11)	(.11)	(.10) H	(.10)
Net realized and unrealized gain (loss)	(1.55)	1.18	.51	.10	.87	.15
Total from investment operations	(1.60)	1.07	.40	(.01)	.77	.05
Distributions from net realized gain	-	(.53)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 6.05	$ 7.65	$ 7.11	$ 6.71	$ 6.72	$ 5.95
Total Return B, C, D	(20.92)%	15.64%	5.96%	(.15)%	12.94%	.85%
Ratios to Average Net Assets F, J
Expenses before reductions	1.74% A	1.69%	1.75%	1.79%	1.93%	2.10%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.70%	1.75%
Expenses net of all reductions	1.65% A	1.65%	1.65%	1.62%	1.68%	1.73%
Net investment income (loss)	(1.51)% A	(1.53)% I	(1.49)%	(1.54)%	(1.61)% H	(1.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,905	$ 15,123	$ 13,008	$ 13,808	$ 14,177	$ 13,367
Portfolio turnover rate G	46% A	132%	120%	62%	30%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.34	$ 6.88	$ 6.52	$ 6.56	$ 5.84	$ 5.82
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14) I	(.14)	(.14)	(.13) H	(.13)
Net realized and unrealized gain (loss)	(1.49)	1.13	.50	.10	.85	.15
Total from investment operations	(1.55)	.99	.36	(.04)	.72	.02
Distributions from net realized gain	-	(.53)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 5.79	$ 7.34	$ 6.88	$ 6.52	$ 6.56	$ 5.84
Total Return B, C, D	(21.12)%	14.96%	5.52%	(.61)%	12.33%	.34%
Ratios to Average Net Assets F, J
Expenses before reductions	2.19% A	2.12%	2.17%	2.23%	2.33%	2.46%
Expenses net of fee waivers, if any	2.15% A	2.12%	2.15%	2.15%	2.19%	2.25%
Expenses net of all reductions	2.15% A	2.12%	2.15%	2.12%	2.18%	2.22%
Net investment income (loss)	(2.01)% A	(2.00)% I	(1.99)%	(2.04)%	(2.11)% H	(2.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,693	$ 11,044	$ 12,656	$ 14,938	$ 16,921	$ 16,819
Portfolio turnover rate G	46% A	132%	120%	62%	30%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.34	$ 6.88	$ 6.52	$ 6.57	$ 5.84	$ 5.82
Income from Investment Operations
Net investment income (loss) E	(.06)	(.13) I	(.14)	(.14)	(.13) H	(.13)
Net realized and unrealized gain (loss)	(1.49)	1.12	.50	.09	.86	.15
Total from investment operations	(1.55)	.99	.36	(.05)	.73	.02
Distributions from net realized gain	-	(.53)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 5.79	$ 7.34	$ 6.88	$ 6.52	$ 6.57	$ 5.84
Total Return B, C, D	(21.12)%	14.96%	5.52%	(.76)%	12.50%	.34%
Ratios to Average Net Assets F, J
Expenses before reductions	2.19% A	2.12%	2.16%	2.17%	2.24%	2.31%
Expenses net of fee waivers, if any	2.15% A	2.12%	2.15%	2.15%	2.19%	2.25%
Expenses net of all reductions	2.15% A	2.12%	2.15%	2.12%	2.18%	2.23%
Net investment income (loss)	(2.01)% A	(2.00)% I	(1.99)%	(2.04)%	(2.11)% H	(2.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,823	$ 13,323	$ 11,813	$ 13,787	$ 12,538	$ 13,215
Portfolio turnover rate G	46% A	132%	120%	62%	30%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 7.37	$ 6.91	$ 6.89	$ 6.06	$ 5.97
Income from Investment Operations
Net investment income (loss) D	(.03)	(.07) H	(.07)	(.07)	(.06) G	(.06)
Net realized and unrealized gain (loss)	(1.63)	1.23	.53	.09	.89	.15
Total from investment operations	(1.66)	1.16	.46	.02	.83	.09
Distributions from net realized gain	-	(.53)	-	-	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 6.34	$ 8.00	$ 7.37	$ 6.91	$ 6.89	$ 6.06
Total Return B, C	(20.75)%	16.35%	6.66%	.29%	13.70%	1.51%
Ratios to Average Net Assets E, I
Expenses before reductions	1.15% A	1.06%	1.06%	1.05%	1.10%	1.16%
Expenses net of fee waivers, if any	1.15% A	1.06%	1.06%	1.05%	1.10%	1.16%
Expenses net of all reductions	1.15% A	1.06%	1.06%	1.03%	1.09%	1.14%
Net investment income (loss)	(1.00)% A	(.94)% H	(.91)%	(.94)%	(1.02)% G	(1.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,786	$ 1,117	$ 991	$ 1,268	$ 1,243	$ 1,146
Portfolio turnover rate F	46% A	132%	120%	62%	30%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Biotechnology

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended July 31, 2008, dividend income has been reduced $20,082 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,103,696
Unrealized depreciation	(7,657,860)
Net unrealized appreciation (depreciation)	$ (1,554,164)
Cost for federal income tax purposes	$ 56,382,111

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,056,888 and $12,170,952, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 22,405	$ 172
Class T	.25%	.25%	33,052	-
Class B	.75%	.25%	44,551	33,591
Class C	.75%	.25%	61,262	12,599
			$ 161,270	$ 46,362

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,287
Class T	3,978
Class B*	11,870
Class C*	2,043
$ 29,178

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Biotechnology

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,311.31
Class T	23,059.35
Class B	13,633.31
Class C	18,621.30
Institutional Class	2,338.28
	$ 84,962

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $406 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 4,058
Class T	1.65%	5,673
Class B	2.15%	1,747
Class C	2.15%	2,541
		$ 14,019

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net realized gain
Class A	$ -	$ 958,767
Class T	-	975,566
Class B	-	968,071
Class C	-	911,566
Institutional Class	-	84,958
Total	$ -	$ 3,898,928

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,653,511	968,364	$ 11,241,667	$ 6,960,029
Reinvestment of distributions	-	116,475	-	854,207
Shares redeemed	(1,158,774)	(556,578)	(7,223,513)	(3,954,261)
Net increase (decrease)	494,737	528,261	$ 4,018,154	$ 3,859,975
Class T
Shares sold	536,239	558,497	$ 3,546,760	$ 3,914,836
Reinvestment of distributions	-	133,154	-	959,165
Shares redeemed	(378,746)	(543,030)	(2,403,827)	(3,782,531)
Net increase (decrease)	157,493	148,621	$ 1,142,933	$ 1,091,470
Class B
Shares sold	243,395	270,835	$ 1,616,496	$ 1,836,564
Reinvestment of distributions	-	123,818	-	860,151
Shares redeemed	(418,581)	(730,418)	(2,515,309)	(4,825,895)
Net increase (decrease)	(175,186)	(335,765)	$ (898,813)	$ (2,129,180)
Class C
Shares sold	554,889	452,084	$ 3,656,689	$ 3,145,989
Reinvestment of distributions	-	110,151	-	765,068
Shares redeemed	(327,059)	(465,047)	(1,975,711)	(3,112,018)
Net increase (decrease)	227,830	97,188	$ 1,680,978	$ 799,039
Institutional Class
Shares sold	281,122	190,433	$ 2,017,749	$ 1,427,209
Reinvestment of distributions	-	6,538	-	48,898
Shares redeemed	(138,981)	(191,649)	(907,684)	(1,361,230)
Net increase (decrease)	142,141	5,322	$ 1,110,065	$ 114,877

Biotechnology

Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.40%
Actual		$ 1,000.00	$ 578.00	$ 5.57
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 576.80	$ 6.56
Hypothetical A		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 575.10	$ 8.54
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 575.90	$ 8.54
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 578.90	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio/Sector

Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	19.0	16.4
Cisco Systems, Inc.	16.7	10.1
Starent Networks Corp.	10.7	5.2
Comverse Technology, Inc.	4.8	6.7
ADC Telecommunications, Inc.	3.7	3.0
Ulticom, Inc.	3.0	1.7
Adtran, Inc.	2.2	0.5
SBA Communications Corp. Class A	2.1	0.3
Research In Motion Ltd.	2.1	8.6
Tellabs, Inc.	2.0	0.0
	66.3
Top Industries (% of fund's net assets)
As of January 31, 2009
Communications Equipment	76.1%
Semiconductors & Semiconductor Equipment	8.6%
Software	5.4%
Wireless Telecommunication Services	4.7%
Media	2.0%
All Others*	3.2%

As of July 31, 2008
Communications Equipment	71.6%
Computers & Peripherals	7.7%
Semiconductors & Semiconductor Equipment	4.0%
Software	3.6%
Commercial Services & Supplies	2.2%
All Others*	10.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Communications Equipment Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 75.8%
Communications Equipment - 75.8%
Acme Packet, Inc. (a)	100	$ 440
ADC Telecommunications, Inc. (a)	27,000	136,890
Adtran, Inc.	5,283	80,037
ADVA AG Optical Networking (a)	7,013	8,979
Alcatel-Lucent SA sponsored ADR (a)	4,000	7,880
Arris Group, Inc. (a)	2,644	18,825
Aruba Networks, Inc. (a)	100	267
AudioCodes Ltd. (a)	20,500	35,055
Avanex Corp. (a)	773	1,453
Ceragon Networks Ltd. (a)	100	564
China GrenTech Corp. Ltd. ADR (a)	9,494	9,494
Ciena Corp. (a)	10,959	68,384
Cisco Systems, Inc. (a)	41,369	619,294
Cogo Group, Inc. (a)	10,801	72,151
CommScope, Inc. (a)	4,300	62,006
Comverse Technology, Inc. (a)	28,106	177,630
F5 Networks, Inc. (a)	2,200	48,774
Finisar Corp. (a)	2,800	1,428
Foxconn International Holdings Ltd. (a)	2,000	732
Harris Stratex Networks, Inc. Class A (a)	3,867	26,682
Infinera Corp. (a)	1,300	8,918
Motorola, Inc.	12,200	54,046
Opnext, Inc. (a)	5,900	14,042
Powerwave Technologies, Inc. (a)	32,500	14,625
QUALCOMM, Inc.	20,370	703,784
Research In Motion Ltd. (a)	1,400	77,560
Sandvine Corp. (a)	18,400	10,207
Sandvine Corp. (U.K.) (a)	56,400	34,748
Sonus Networks, Inc. (a)	15,167	20,020
Starent Networks Corp. (a)	26,976	396,547
Tekelec (a)	700	8,694
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,200	9,588
Tellabs, Inc. (a)	18,200	75,166
		2,804,910
COMPUTERS & PERIPHERALS - 0.7%
Computer Hardware - 0.5%
Compal Electronics, Inc.	28	14
HTC Corp.	2,100	19,831
		19,845
Computer Storage & Peripherals - 0.2%
SanDisk Corp. (a)	610	6,972
TOTAL COMPUTERS & PERIPHERALS		26,817
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
General Cable Corp. (a)	400	6,584

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 1.6%
Electronic Components - 0.1%
Amphenol Corp. Class A	200	$ 5,230
Electronic Equipment & Instruments - 0.7%
China Security & Surveillance Technology, Inc. (a)	4,430	24,365
Electronic Manufacturing Services - 0.8%
Flextronics International Ltd. (a)	6,200	16,182
SMART Modular Technologies (WWH), Inc. (a)	4,100	4,715
Trimble Navigation Ltd. (a)	600	8,892
		29,789
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		59,384
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Switch & Data Facilities Co., Inc. (a)	900	6,192
Tencent Holdings Ltd.	3,200	19,553
		25,745
MEDIA - 2.0%
Advertising - 1.5%
VisionChina Media, Inc. ADR (a)	8,800	54,384
Cable & Satellite - 0.5%
Virgin Media, Inc.	4,600	20,884
TOTAL MEDIA		75,268
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.6%
Semiconductor Equipment - 0.2%
EMCORE Corp. (a)	4,600	6,072
Semiconductors - 8.4%
Actel Corp. (a)	451	4,068
ANADIGICS, Inc. (a)	3,500	7,105
Applied Micro Circuits Corp. (a)	2,758	11,032
ARM Holdings PLC sponsored ADR	2,100	8,421
Cavium Networks, Inc. (a)	5,900	53,690
Ceva, Inc. (a)	1,400	9,562
Conexant Systems, Inc. (a)	1,280	845
Cree, Inc. (a)	1,100	21,923
Exar Corp. (a)	143	968
Hittite Microwave Corp. (a)	300	7,686
Infineon Technologies AG sponsored ADR (a)	4,300	3,698
International Rectifier Corp. (a)	1,400	19,068
Marvell Technology Group Ltd. (a)	1,400	10,206
Microsemi Corp. (a)	449	3,772
Mindspeed Technologies, Inc. (a)	2,501	2,238
MIPS Technologies, Inc. (a)	1,398	2,349
Netlogic Microsystems, Inc. (a)	1,716	36,396
ON Semiconductor Corp. (a)	6,785	28,293
Pericom Semiconductor Corp. (a)	1,700	10,489
Pixelplus Co. Ltd. ADR (a)	900	243
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
PLX Technology, Inc. (a)	1,400	$ 2,310
PMC-Sierra, Inc. (a)	3,100	15,097
Silicon Storage Technology, Inc. (a)	1,200	2,460
Skyworks Solutions, Inc. (a)	5,300	22,896
TriQuint Semiconductor, Inc. (a)	13,200	26,664
		311,479
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		317,551
SOFTWARE - 5.4%
Application Software - 4.8%
Smith Micro Software, Inc. (a)	7,161	37,953
Synchronoss Technologies, Inc. (a)	3,000	25,530
Taleo Corp. Class A (a)	100	843
Ulticom, Inc. (a)	19,298	110,964
		175,290
Home Entertainment Software - 0.6%
Ubisoft Entertainment SA (a)	1,600	22,677
Systems Software - 0.0%
Allot Communications Ltd. (a)	300	480
TOTAL SOFTWARE		198,447
WIRELESS TELECOMMUNICATION SERVICES - 4.7%
Wireless Telecommunication Services - 4.7%
American Tower Corp. Class A (a)	1,340	40,656

	Shares	Value
Crown Castle International Corp. (a)	2,900	$ 56,608
SBA Communications Corp. Class A (a)	3,900	77,610
		174,874
TOTAL COMMON STOCKS (Cost $6,235,176)		3,689,580
Convertible Bonds - 0.3%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	11,334
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.78% (b) (Cost $10,396)	10,396	10,396
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,265,572)		3,711,310
NET OTHER ASSETS - (0.3)%		(11,843)
NET ASSETS - 100%		$ 3,699,467
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,933
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,711,310	$ 3,659,846	$ 51,464	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $207,917 all of which will expire on July 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,255,176)	$ 3,700,914
Fidelity Central Funds (cost $10,396)	10,396
Total Investments (cost $6,265,572)		$ 3,711,310
Receivable for investments sold		18,187
Receivable for fund shares sold		10,639
Dividends receivable		190
Interest receivable		12
Distributions receivable from Fidelity Central Funds		110
Prepaid expenses		52
Receivable from investment adviser for expense reductions		4,020
Other receivables		59
Total assets		3,744,579

Liabilities
Payable for investments purchased	$ 2,582
Payable for fund shares redeemed	14,889
Accrued management fee	1,779
Distribution fees payable	1,783
Other affiliated payables	1,019
Other payables and accrued expenses	23,060
Total liabilities		45,112

Net Assets		$ 3,699,467
Net Assets consist of:
Paid in capital		$ 8,161,702
Accumulated net investment loss		(27,230)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,880,743)
Net unrealized appreciation (depreciation) on investments		(2,554,262)
Net Assets		$ 3,699,467

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,242,844 ÷ 274,916 shares)	$ 4.52

Maximum offering price per share (100/94.25 of $4.52)	$ 4.80
Class T: Net Asset Value and redemption price per share ($1,139,047 ÷ 257,054 shares)	$ 4.43

Maximum offering price per share (100/96.50 of $4.43)	$ 4.59
Class B: Net Asset Value and offering price per share ($620,470 ÷ 145,889 shares)A	$ 4.25

Class C: Net Asset Value and offering price per share ($592,254 ÷ 139,328 shares)A	$ 4.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($104,852 ÷ 22,715 shares)	$ 4.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 12,955
Interest		38
Income from Fidelity Central Funds		2,933
Total income		15,926

Expenses
Management fee	$ 14,226
Transfer agent fees	8,815
Distribution fees	14,064
Accounting fees and expenses	982
Custodian fees and expenses	2,887
Independent trustees' compensation	15
Registration fees	41,370
Audit	23,536
Legal	27
Miscellaneous	838
Total expenses before reductions	106,760
Expense reductions	(63,604)	43,156
Net investment income (loss)		(27,230)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,593,336)
Foreign currency transactions	(1,691)
Total net realized gain (loss)		(1,595,027)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,424,393)
Assets and liabilities in foreign currencies	115
Total change in net unrealized appreciation (depreciation)		(1,424,278)
Net gain (loss)		(3,019,305)
Net increase (decrease) in net assets resulting from operations		$ (3,046,535)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (27,230)	$ (110,235)
Net realized gain (loss)	(1,595,027)	45,848
Change in net unrealized appreciation (depreciation)	(1,424,278)	(1,477,802)
Net increase (decrease) in net assets resulting from operations	(3,046,535)	(1,542,189)
Distributions to shareholders from net realized gain	-	(150,546)
Share transactions - net increase (decrease)	(395,890)	(1,556,420)
Redemption fees	112	979
Total increase (decrease) in net assets	(3,442,313)	(3,248,176)

Net Assets
Beginning of period	7,141,780	10,389,956
End of period (including accumulated net investment loss of $27,230 and $0, respectively)	$ 3,699,467	$ 7,141,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.82	$ 9.49	$ 7.29	$ 7.70	$ 6.53	$ 5.57
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.09)	(.09)	(.07)	(.09)
Net realized and unrealized gain (loss)	(3.28)	(1.45)	2.29	(.32)	1.24	1.01
Total from investment operations	(3.30)	(1.53)	2.20	(.41)	1.17	.92
Distributions from net realized gain	-	(.14)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.04
Net asset value, end of period	$ 4.52	$ 7.82	$ 9.49	$ 7.29	$ 7.70	$ 6.53
Total Return B,C,D	(42.20)%	(16.43)%	30.18%	(5.32)%	17.92%	17.24%
Ratios to Average Net Assets F,H
Expenses before reductions	3.90% A	2.25%	2.24%	2.13%	2.32%	2.38%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.45%	1.50%
Expenses net of all reductions	1.40% A	1.39%	1.40%	1.32%	1.28%	1.35%
Net investment income (loss)	(.77)% A	(.91)%	(1.00)%	(1.05)%	(.92)%	(1.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,243	$ 2,459	$ 2,825	$ 3,145	$ 2,406	$ 3,480
Portfolio turnover rate G	96% A	63%	58%	174%	250%	306%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.68	$ 9.34	$ 7.19	$ 7.61	$ 6.48	$ 5.54
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.11)	(.11)	(.08)	(.10)
Net realized and unrealized gain (loss)	(3.22)	(1.42)	2.26	(.31)	1.21	1.00
Total from investment operations	(3.25)	(1.52)	2.15	(.42)	1.13	.90
Distributions from net realized gain	-	(.14)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.04
Net asset value, end of period	$ 4.43	$ 7.68	$ 9.34	$ 7.19	$ 7.61	$ 6.48
Total Return B,C,D	(42.32)%	(16.59)%	29.90%	(5.52)%	17.44%	16.97%
Ratios to Average Net Assets F,H
Expenses before reductions	4.21% A	2.62%	2.57%	2.51%	2.78%	3.06%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.71%	1.75%
Expenses net of all reductions	1.65% A	1.65%	1.64%	1.57%	1.54%	1.60%
Net investment income (loss)	(1.02)% A	(1.16)%	(1.25)%	(1.30)%	(1.18)%	(1.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,139	$ 2,138	$ 3,271	$ 2,932	$ 3,034	$ 3,250
Portfolio turnover rate G	96% A	63%	58%	174%	250%	306%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.39	$ 9.03	$ 6.99	$ 7.44	$ 6.36	$ 5.47
Income from Investment Operations
Net investment income (loss) E	(.04)	(.14)	(.14)	(.14)	(.12)	(.13)
Net realized and unrealized gain (loss)	(3.10)	(1.36)	2.18	(.31)	1.20	.98
Total from investment operations	(3.14)	(1.50)	2.04	(.45)	1.08	.85
Distributions from net realized gain	-	(.14)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.04
Net asset value, end of period	$ 4.25	$ 7.39	$ 9.03	$ 6.99	$ 7.44	$ 6.36
Total Return B,C,D	(42.49)%	(16.94)%	29.18%	(6.05)%	16.98%	16.27%
Ratios to Average Net Assets F,H
Expenses before reductions	4.63% A	3.03%	3.00%	2.94%	3.14%	3.48%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.20%	2.25%
Expenses net of all reductions	2.15% A	2.15%	2.15%	2.07%	2.04%	2.11%
Net investment income (loss)	(1.52)% A	(1.67)%	(1.75)%	(1.80)%	(1.68)%	(1.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 620	$ 1,219	$ 2,225	$ 2,406	$ 2,864	$ 2,998
Portfolio turnover rate G	96% A	63%	58%	174%	250%	306%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.38	$ 9.03	$ 6.99	$ 7.44	$ 6.36	$ 5.47
Income from Investment Operations
Net investment income (loss) E	(.04)	(.14)	(.14)	(.15)	(.12)	(.14)
Net realized and unrealized gain (loss)	(3.09)	(1.37)	2.18	(.30)	1.20	.99
Total from investment operations	(3.13)	(1.51)	2.04	(.45)	1.08	.85
Distributions from net realized gain	-	(.14)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.04
Net asset value, end of period	$ 4.25	$ 7.38	$ 9.03	$ 6.99	$ 7.44	$ 6.36
Total Return B,C,D	(42.41)%	(17.06)%	29.18%	(6.05)%	16.98%	16.27%
Ratios to Average Net Assets F,H
Expenses before reductions	4.63% A	3.02%	2.98%	2.86%	3.07%	3.19%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.19%	2.25%
Expenses net of all reductions	2.15% A	2.15%	2.15%	2.07%	2.02%	2.10%
Net investment income (loss)	(1.52)% A	(1.67)%	(1.75)%	(1.81)%	(1.66)%	(1.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 592	$ 1,097	$ 1,745	$ 1,768	$ 1,846	$ 3,180
Portfolio turnover rate G	96% A	63%	58%	174%	250%	306%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 9.65	$ 7.39	$ 7.79	$ 6.60	$ 5.61
Income from Investment Operations
Net investment income (loss) D	(.02)	(.06)	(.07)	(.07)	(.05)	(.07)
Net realized and unrealized gain (loss)	(3.34)	(1.47)	2.33	(.33)	1.24	1.02
Total from investment operations	(3.36)	(1.53)	2.26	(.40)	1.19	.95
Distributions from net realized gain	-	(.14)	-	-	-	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.04
Net asset value, end of period	$ 4.62	$ 7.98	$ 9.65	$ 7.39	$ 7.79	$ 6.60
Total Return B,C	(42.11)%	(16.16)%	30.58%	(5.13)%	18.03%	17.65%
Ratios to Average Net Assets E,G
Expenses before reductions	3.56% A	1.94%	1.87%	1.70%	1.85%	1.55%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.18%	1.25%
Expenses net of all reductions	1.15% A	1.14%	1.15%	1.07%	1.01%	1.11%
Net investment income (loss)	(.52)% A	(.66)%	(.75)%	(.80)%	(.65)%	(.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 229	$ 324	$ 379	$ 319	$ 607
Portfolio turnover rate F	96% A	63%	58%	174%	250%	306%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institution-al Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 61,985
Unrealized depreciation	(2,720,974)
Net unrealized appreciation (depreciation)	$ (2,658,989)
Cost for federal income tax purposes	$ 6,370,299

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Communications Equipment

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,642,623 and $2,329,661, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,244	$ 69
Class T	.25%	.25%	3,706	2
Class B	.75%	.25%	4,253	3,190
Class C	.75%	.25%	3,861	449
			$ 14,064	$ 3,710

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 514
Class T	524
Class B*	760
Class C*	69
$ 1,867

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,885.32
Class T	3,086.42
Class B	1,358.32
Class C	1,257.32
Institutional Class	229.30
	$ 8,815

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $56 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 22,498
Class T	1.65%	19,003
Class B	2.15%	10,558
Class C	2.15%	9,583
Institutional Class	1.15%	1,808
		$ 63,450

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $154 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Communications Equipment

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net realized gain
Class A	$ -	$ 39,064
Class T	-	47,716
Class B	-	32,890
Class C	-	26,349
Institutional Class	-	4,527
Total	$ -	$ 150,546

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	58,915	160,354	$ 421,857	$ 1,394,318
Reinvestment of distributions	-	4,001	-	38,211
Shares redeemed	(98,252)	(147,761)	(506,680)	(1,297,098)
Net increase (decrease)	(39,337)	16,594	$ (84,823)	$ 135,431
Class T
Shares sold	27,178	64,977	$ 145,500	$ 556,295
Reinvestment of distributions	-	5,010	-	47,041
Shares redeemed	(48,528)	(141,880)	(282,479)	(1,263,739)
Net increase (decrease)	(21,350)	(71,893)	$ (136,979)	$ (660,403)
Class B
Shares sold	6,007	20,643	$ 35,730	$ 176,765
Reinvestment of distributions	-	3,437	-	31,211
Shares redeemed	(25,093)	(105,422)	(129,588)	(851,909)
Net increase (decrease)	(19,086)	(81,342)	$ (93,858)	$ (643,933)
Class C
Shares sold	19,440	39,088	$ 128,166	$ 340,813
Reinvestment of distributions	-	2,609	-	23,659
Shares redeemed	(28,718)	(86,305)	(172,246)	(711,202)
Net increase (decrease)	(9,278)	(44,608)	$ (44,080)	$ (346,730)
Institutional Class
Shares sold	2,019	5,041	$ 11,000	$ 45,930
Reinvestment of distributions	-	356	-	3,461
Shares redeemed	(8,035)	(10,196)	(47,150)	(90,176)
Net increase (decrease)	(6,016)	(4,799)	$ (36,150)	$ (40,785)

Semiannual Report

Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.40%
Actual		$ 1,000.00	$ 694.40	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 694.10	$ 7.05
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 691.80	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 691.40	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 695.40	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	8.8	6.4
Target Corp.	6.4	5.8
Lowe's Companies, Inc.	6.4	3.9
Time Warner, Inc.	5.2	5.9
Comcast Corp. Class A	5.0	4.6
The Walt Disney Co.	4.6	3.7
Home Depot, Inc.	3.8	3.8
Staples, Inc.	3.3	3.0
Apollo Group, Inc. Class A (non-vtg.)	3.3	2.0
The DIRECTV Group, Inc.	2.5	2.0
	49.3
Top Industries (% of fund's net assets)
As of January 31, 2009
Media	26.0%
Specialty Retail	22.7%
Hotels, Restaurants & Leisure	18.9%
Multiline Retail	7.0%
Textiles, Apparel & Luxury Goods	6.5%
All Others*	18.9%

As of July 31, 2008
Media	29.5%
Specialty Retail	24.6%
Hotels, Restaurants & Leisure	14.5%
Multiline Retail	6.7%
Textiles, Apparel & Luxury Goods	6.0%
All Others*	18.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Consumer Discretionary

Advisor Consumer Discretionary Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AUTO COMPONENTS - 0.7%
Auto Parts & Equipment - 0.7%
Gentex Corp.	12,800	$ 107,392
TRW Automotive Holdings Corp. (a)	7,400	22,866
		130,258
AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.4%
Ford Motor Co. (a)(d)	35,692	66,744
Motorcycle Manufacturers - 0.0%
Harley-Davidson, Inc.	200	2,436
TOTAL AUTOMOBILES		69,180
DISTRIBUTORS - 1.0%
Distributors - 1.0%
Li & Fung Ltd.	96,000	190,972
DIVERSIFIED CONSUMER SERVICES - 4.8%
Education Services - 4.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	7,600	619,096
Princeton Review, Inc. (a)	8,029	39,422
Strayer Education, Inc.	800	173,144
		831,662
Specialized Consumer Services - 0.4%
Coinstar, Inc. (a)	3,700	85,026
TOTAL DIVERSIFIED CONSUMER SERVICES		916,688
FOOD & STAPLES RETAILING - 4.1%
Food Retail - 1.3%
Susser Holdings Corp. (a)	19,405	253,623
Hypermarkets & Super Centers - 2.8%
Costco Wholesale Corp.	8,800	396,264
Wal-Mart Stores, Inc.	2,900	136,648
		532,912
TOTAL FOOD & STAPLES RETAILING		786,535
HOTELS, RESTAURANTS & LEISURE - 18.9%
Casinos & Gaming - 4.1%
Bally Technologies, Inc. (a)	6,300	127,197
International Game Technology	17,500	185,500
Las Vegas Sands Corp. (a)	12,230	62,985
Las Vegas Sands Corp. unit (a)	1,000	85,500
Penn National Gaming, Inc. (a)	9,100	169,715
WMS Industries, Inc. (a)	7,200	159,984
		790,881
Hotels, Resorts & Cruise Lines - 1.2%
Carnival Corp. unit	13,100	238,289
Restaurants - 13.6%
Brinker International, Inc.	8,000	87,760
Burger King Holdings, Inc.	10,400	231,400

	Shares	Value
Darden Restaurants, Inc.	9,600	$ 251,712
Jack in the Box, Inc. (a)	2,700	60,993
McDonald's Corp.	28,900	1,676,776
Sonic Corp. (a)	18,600	181,164
Wendy's/Arby's Group, Inc.	20,900	105,336
		2,595,141
TOTAL HOTELS, RESTAURANTS & LEISURE		3,624,311
HOUSEHOLD DURABLES - 1.8%
Homebuilding - 1.3%
Centex Corp.	7,700	65,527
Lennar Corp. Class A (d)	5,830	44,833
Pulte Homes, Inc.	14,200	144,130
		254,490
Household Appliances - 0.5%
Whirlpool Corp.	2,800	93,604
TOTAL HOUSEHOLD DURABLES		348,094
INTERNET & CATALOG RETAIL - 2.4%
Internet Retail - 2.4%
Amazon.com, Inc. (d)	7,900	464,678
INTERNET SOFTWARE & SERVICES - 1.7%
Internet Software & Services - 1.7%
Dice Holdings, Inc. (a)	4,699	13,439
Google, Inc. Class A (sub. vtg.) (a)	900	304,677
		318,116
LEISURE EQUIPMENT & PRODUCTS - 1.0%
Leisure Products - 1.0%
Hasbro, Inc.	8,316	200,665
MEDIA - 26.0%
Advertising - 2.5%
Interpublic Group of Companies, Inc. (a)	36,200	120,546
Lamar Advertising Co. Class A (a)(d)	5,100	45,951
Omnicom Group, Inc.	12,200	315,858
		482,355
Broadcasting - 1.4%
Grupo Televisa SA de CV (CPO) sponsored ADR	18,400	257,416
Cable & Satellite - 9.3%
Comcast Corp. Class A	65,450	958,843
Liberty Media Corp. - Entertainment Class A (a)	12,500	229,375
The DIRECTV Group, Inc. (a)	21,400	468,660
Time Warner Cable, Inc. (a)	4,600	85,698
Virgin Media, Inc.	8,800	39,952
		1,782,528
Movies & Entertainment - 11.9%
Ascent Media Corp. (a)	1,300	33,904
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
News Corp.:
Class A	35,484	$ 226,743
Class B (d)	3,700	26,788
Regal Entertainment Group Class A	9,940	99,798
The Walt Disney Co.	42,800	885,104
Time Warner, Inc.	107,100	999,243
		2,271,580
Publishing - 0.9%
McGraw-Hill Companies, Inc.	7,700	169,323
TOTAL MEDIA		4,963,202
MULTILINE RETAIL - 7.0%
Department Stores - 0.6%
Nordstrom, Inc. (d)	8,100	102,789
General Merchandise Stores - 6.4%
Target Corp.	39,400	1,229,280
TOTAL MULTILINE RETAIL		1,332,069
SPECIALTY RETAIL - 22.7%
Apparel Retail - 3.3%
Abercrombie & Fitch Co. Class A	7,600	135,660
Citi Trends, Inc. (a)	10,747	102,419
Ross Stores, Inc.	8,000	235,360
Urban Outfitters, Inc. (a)	6,300	98,154
Zumiez, Inc. (a)(d)	8,500	60,775
		632,368
Automotive Retail - 2.8%
Advance Auto Parts, Inc.	11,800	386,214
AutoZone, Inc. (a)	1,100	146,179
		532,393
Computer & Electronics Retail - 0.8%
Gamestop Corp. Class A (a)	6,300	156,114
Home Improvement Retail - 10.8%
Home Depot, Inc.	34,067	733,463
Lowe's Companies, Inc.	66,700	1,218,609
Sherwin-Williams Co.	2,300	109,825
		2,061,897
Homefurnishing Retail - 0.6%
Williams-Sonoma, Inc.	15,900	125,928
Specialty Stores - 4.4%
PetSmart, Inc.	8,400	157,668

	Shares	Value
Sally Beauty Holdings, Inc. (a)	12,400	$ 58,652
Staples, Inc.	38,938	620,672
		836,992
TOTAL SPECIALTY RETAIL		4,345,692
TEXTILES, APPAREL & LUXURY GOODS - 6.5%
Apparel, Accessories & Luxury Goods - 2.7%
Coach, Inc. (a)	8,400	122,640
G-III Apparel Group Ltd. (a)	9,700	53,350
Hanesbrands, Inc. (a)	10,100	90,799
Polo Ralph Lauren Corp. Class A	2,300	94,369
VF Corp.	2,900	162,458
		523,616
Footwear - 3.8%
Iconix Brand Group, Inc. (a)	37,800	312,606
NIKE, Inc. Class B	9,200	416,300
		728,906
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,252,522
TOTAL COMMON STOCKS (Cost $28,085,070)		18,942,982
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.78% (b)	188,192	188,192
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	684,950	684,950
TOTAL MONEY MARKET FUNDS (Cost $873,142)		873,142
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $28,958,212)		19,816,124
NET OTHER ASSETS - (3.6)%		(693,038)
NET ASSETS - 100%		$ 19,123,086
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,220
Fidelity Securities Lending Cash Central Fund	26,297
Total	$ 28,517
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 19,816,124	$ 19,539,652	$ 190,972	$ 85,500
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(14,500)
Cost of Purchases	100,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 85,500

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $2,972,883 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $712,032) - See accompanying schedule: Unaffiliated issuers (cost $28,085,070)	$ 18,942,982
Fidelity Central Funds (cost $873,142)	873,142
Total Investments (cost $28,958,212)		$ 19,816,124
Cash		24,137
Foreign currency held at value (cost $5)		4
Receivable for investments sold		259,710
Receivable for fund shares sold		5,883
Dividends receivable		5,956
Distributions receivable from Fidelity Central Funds		1,728
Prepaid expenses		253
Receivable from investment adviser for expense reductions		148
Other receivables		11
Total assets		20,113,954

Liabilities
Payable for investments purchased	$ 159,856
Payable for fund shares redeemed	97,570
Accrued management fee	9,708
Distribution fees payable	9,024
Other affiliated payables	5,734
Other payables and accrued expenses	24,026
Collateral on securities loaned, at value	684,950
Total liabilities		990,868

Net Assets		$ 19,123,086
Net Assets consist of:
Paid in capital		$ 35,674,939
Accumulated net investment loss		(10,822)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,398,942)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,142,089)
Net Assets		$ 19,123,086

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,964,194 ÷ 1,007,812 shares)	$ 7.90

Maximum offering price per share (100/94.25 of $7.90)	$ 8.38
Class T: Net Asset Value and redemption price per share ($5,631,513 ÷ 734,568 shares)	$ 7.67

Maximum offering price per share (100/96.50 of $7.67)	$ 7.95
Class B: Net Asset Value and offering price per share ($2,989,075 ÷ 417,429 shares)A	$ 7.16

Class C: Net Asset Value and offering price per share ($2,282,126 ÷ 318,227 shares)A	$ 7.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($256,178 ÷ 31,238 shares)	$ 8.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 202,343
Interest		5
Income from Fidelity Central Funds (including $26,297 from security lending)		28,517
Total income		230,865

Expenses
Management fee	$ 68,438
Transfer agent fees	36,129
Distribution fees	64,439
Accounting and security lending fees	5,254
Custodian fees and expenses	2,960
Independent trustees' compensation	71
Registration fees	32,038
Audit	22,623
Legal	104
Miscellaneous	2,041
Total expenses before reductions	234,097
Expense reductions	(29,344)	204,753
Net investment income (loss)		26,112
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,277,816)
Foreign currency transactions	9
Total net realized gain (loss)		(4,277,807)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,831,126)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(4,831,127)
Net gain (loss)		(9,108,934)
Net increase (decrease) in net assets resulting from operations		$ (9,082,822)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,112	$ (64,816)
Net realized gain (loss)	(4,277,807)	(2,749,077)
Change in net unrealized appreciation (depreciation)	(4,831,127)	(6,918,327)
Net increase (decrease) in net assets resulting from operations	(9,082,822)	(9,732,220)
Distributions to shareholders from net investment income	(36,930)	-
Distributions to shareholders from net realized gain	-	(4,774,547)
Total distributions	(36,930)	(4,774,547)
Share transactions - net increase (decrease)	(1,672,477)	(10,594,844)
Redemption fees	3,299	847
Total increase (decrease) in net assets	(10,788,930)	(25,100,764)

Net Assets
Beginning of period	29,912,016	55,012,780
End of period (including accumulated net investment loss of $10,822 and accumulated net investment loss of $4, respectively)	$ 19,123,086	$ 29,912,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 15.89	$ 16.39	$ 16.62	$ 14.51	$ 13.71
Income from Investment Operations
Net investment income (loss) E	.02	.02	.02 H	(.04)	(.07)	(.07)
Net realized and unrealized gain (loss)	(3.50)	(3.09)	1.83	(.07)	2.71	.87
Total from investment operations	(3.48)	(3.07)	1.85	(.11)	2.64	.80
Distributions from net investment income	(.03)	-	(.05)	-	-	-
Distributions from net realized gain	-	(1.41)	(2.30)	(.12)	(.53)	-
Total distributions	(.03)	(1.41)	(2.35)	(.12)	(.53)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 7.90	$ 11.41	$ 15.89	$ 16.39	$ 16.62	$ 14.51
Total Return B, C, D	(30.56)%	(21.24)%	11.67%	(.69)%	18.85%	5.84%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.40%	1.42%	1.42%	1.47%	1.55%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.44%	1.50%
Expenses net of all reductions	1.40% A	1.40%	1.39%	1.39%	1.42%	1.45%
Net investment income (loss)	.50% A	.15%	.11% H	(.23)%	(.45)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,964	$ 11,899	$ 19,708	$ 16,935	$ 17,887	$ 11,856
Portfolio turnover rate G	73% A	63%	164%	81%	66%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 15.47	$ 16.03	$ 16.29	$ 14.27	$ 13.51
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.02) H	(.07)	(.11)	(.11)
Net realized and unrealized gain (loss)	(3.39)	(3.00)	1.79	(.07)	2.66	.87
Total from investment operations	(3.38)	(3.01)	1.77	(.14)	2.55	.76
Distributions from net investment income	(.02)	-	(.03)	-	-	-
Distributions from net realized gain	-	(1.39)	(2.30)	(.12)	(.53)	-
Total distributions	(.02)	(1.39)	(2.33)	(.12)	(.53)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 7.67	$ 11.07	$ 15.47	$ 16.03	$ 16.29	$ 14.27
Total Return B, C, D	(30.59)%	(21.41)	11.43%	(.89)%	18.52%	5.63%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.64%	1.69%	1.69%	1.75%	1.81%
Expenses net of fee waivers, if any	1.65% A	1.64%	1.65%	1.65%	1.69%	1.75%
Expenses net of all reductions	1.65% A	1.62%	1.61%	1.62%	1.67%	1.70%
Net investment income (loss)	.25% A	(.08)%	(.10)% H	(.46)%	(.70)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,632	$ 9,095	$ 14,787	$ 14,267	$ 16,782	$ 15,555
Portfolio turnover rate G	73% A	63%	164%	81%	66%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 14.56	$ 15.26	$ 15.60	$ 13.75	$ 13.08
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.10) H	(.15)	(.17)	(.18)
Net realized and unrealized gain (loss)	(3.18)	(2.81)	1.70	(.07)	2.55	.85
Total from investment operations	(3.19)	(2.88)	1.60	(.22)	2.38	.67
Distributions from net realized gain	-	(1.33)	(2.30)	(.12)	(.53)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 7.16	$ 10.35	$ 14.56	$ 15.26	$ 15.60	$ 13.75
Total Return B, C, D	(30.82)%	(21.80)%	10.82%	(1.45)%	17.97%	5.12%
Ratios to Average Net Assets F, I
Expenses before reductions	2.39% A	2.14%	2.20%	2.19%	2.24%	2.29%
Expenses net of fee waivers, if any	2.15% A	2.14%	2.15%	2.15%	2.19%	2.25%
Expenses net of all reductions	2.15% A	2.14%	2.15%	2.14%	2.16%	2.20%
Net investment income (loss)	(.26)% A	(.60)%	(.64)% H	(.98)%	(1.20)%	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,989	$ 5,090	$ 11,081	$ 14,088	$ 18,862	$ 17,302
Portfolio turnover rate G	73% A	63%	164%	81%	66%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 14.59	$ 15.28	$ 15.62	$ 13.77	$ 13.10
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.10) H	(.15)	(.17)	(.18)
Net realized and unrealized gain (loss)	(3.19)	(2.81)	1.71	(.07)	2.55	.85
Total from investment operations	(3.20)	(2.88)	1.61	(.22)	2.38	.67
Distributions from net realized gain	-	(1.34)	(2.30)	(.12)	(.53)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 7.17	$ 10.37	$ 14.59	$ 15.28	$ 15.62	$ 13.77
Total Return B, C, D	(30.86)%	(21.77)%	10.88%	(1.45)%	17.94%	5.11%
Ratios to Average Net Assets F, I
Expenses before reductions	2.40% A	2.15%	2.16%	2.12%	2.17%	2.24%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.12%	2.17%	2.24%
Expenses net of all reductions	2.15% A	2.14%	2.15%	2.12%	2.14%	2.19%
Net investment income (loss)	(.25)% A	(.60)%	(.64)% H	(.95)%	(1.18)%	(1.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,282	$ 3,430	$ 8,051	$ 7,160	$ 8,505	$ 6,992
Portfolio turnover rate G	73% A	63%	164%	81%	66%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 16.41	$ 16.82	$ 17.01	$ 14.81	$ 13.95
Income from Investment Operations
Net investment income (loss) D	.04	.06	.06 G	-	(.03)	(.04)
Net realized and unrealized gain (loss)	(3.64)	(3.22)	1.89	(.07)	2.76	.90
Total from investment operations	(3.60)	(3.16)	1.95	(.07)	2.73	.86
Distributions from net investment income	(.04)	-	(.06)	-	-	-
Distributions from net realized gain	-	(1.41)	(2.30)	(.12)	(.53)	-
Total distributions	(.04)	(1.41)	(2.36)	(.12)	(.53)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.20	$ 11.84	$ 16.41	$ 16.82	$ 17.01	$ 14.81
Total Return B, C	(30.46)%	(21.09)%	12.04%	(.44)%	19.08%	6.16%
Ratios to Average Net Assets E, H
Expenses before reductions	1.41% A	1.14%	1.15%	1.18%	1.26%	1.34%
Expenses net of fee waivers, if any	1.15% A	1.14%	1.15%	1.15%	1.20%	1.25%
Expenses net of all reductions	1.15% A	1.14%	1.14%	1.14%	1.17%	1.20%
Net investment income (loss)	.75% A	.40%	.36% G	.02%	(.21)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 256	$ 398	$ 1,385	$ 1,144	$ 1,371	$ 907
Portfolio turnover rate F	73% A	63%	164%	81%	66%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 888,067
Unrealized depreciation	(10,274,546)
Net unrealized appreciation (depreciation)	$ (9,386,479)
Cost for federal income tax purposes	$ 29,202,603

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Consumer Discretionary

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,907,403 and $10,765,074, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12,281	$ 14
Class T	.25%	.25%	18,294	-
Class B	.75%	.25%	19,785	14,875
Class C	.75%	.25%	14,079	1,118
			$ 64,439	$ 16,007

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,210
Class T	814
Class B*	5,315
Class C*	48
$ 9,387

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,632.30
Class T	10,846.30
Class B	5,890.30
Class C	4,202.30
Institutional Class	559.30
	$ 36,129

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $734 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 11,859
Class T	1.65%	8,798
Class B	2.15%	4,763
Class C	2.15%	3,430
Institutional Class	1.15%	479
		$ 29,329

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15 for the period.

Consumer Discretionary

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 24,249	$ -
Class T	11,523	-
Institutional Class	1,158	-
Total	$ 36,930	$ -
From net realized gain
Class A	$ -	$ 1,697,903
Class T	-	1,304,169
Class B	-	954,937
Class C	-	712,594
Institutional Class	-	104,944
Total	$ -	$ 4,774,547

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	214,617	231,645	$ 2,067,897	$ 3,074,782
Reinvestment of distributions	2,650	104,669	22,145	1,531,841
Shares redeemed	(251,930)	(533,803)	(2,272,898)	(7,132,154)
Net increase (decrease)	(34,663)	(197,489)	$ (182,856)	$ (2,525,531)
Class T
Shares sold	38,143	113,866	$ 344,438	$ 1,488,704
Reinvestment of distributions	1,356	84,915	11,014	1,207,897
Shares redeemed	(126,207)	(333,215)	(1,161,320)	(4,304,558)
Net increase (decrease)	(86,708)	(134,434)	$ (805,868)	$ (1,607,957)
Class B
Shares sold	25,217	34,749	$ 217,813	$ 420,244
Reinvestment of distributions	-	65,209	-	871,754
Shares redeemed	(99,539)	(369,099)	(884,619)	(4,475,959)
Net increase (decrease)	(74,322)	(269,141)	$ (666,806)	$ (3,183,961)
Class C
Shares sold	42,364	46,115	$ 369,775	$ 563,853
Reinvestment of distributions	-	37,909	-	507,333
Shares redeemed	(55,019)	(304,893)	(468,148)	(3,642,610)
Net increase (decrease)	(12,655)	(220,869)	$ (98,373)	$ (2,571,424)
Institutional Class
Shares sold	32,212	41,241	$ 374,691	$ 586,738
Reinvestment of distributions	104	5,683	903	86,193
Shares redeemed	(34,687)	(97,732)	(294,168)	(1,378,902)
Net increase (decrease)	(2,371)	(50,808)	$ 81,426	$ (705,971)

Semiannual Report

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.40%
Actual		$ 1,000.00	$ 595.00	$ 5.63
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 595.20	$ 6.63
Hypothetical A		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 592.50	$ 8.63
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 593.50	$ 8.64
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 596.50	$ 4.63
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Electronics

Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	24.0	23.7
Texas Instruments, Inc.	10.1	7.8
Applied Materials, Inc.	7.4	9.2
Marvell Technology Group Ltd.	3.2	0.6
Analog Devices, Inc.	2.9	0.0
Lam Research Corp.	2.4	2.3
National Semiconductor Corp.	2.4	0.0
Varian Semiconductor Equipment Associates, Inc.	2.4	2.3
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2.2	1.6
Broadcom Corp. Class A	2.1	3.7
	59.1
Top Industries (% of fund's net assets)
As of January 31, 2009
Semiconductors & Semiconductor Equipment	86.2%
Electronic Equipment & Components	4.5%
Communications Equipment	2.6%
Electrical Equipment	1.6%
Computers & Peripherals	1.0%
All Others*	4.1%

As of July 31, 2008
Semiconductors & Semiconductor Equipment	76.0%
Communications Equipment	6.0%
Electrical Equipment	4.9%
Computers & Peripherals	4.3%
Electronic Equipment & Instruments	2.3%
All Others*	6.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CHEMICALS - 0.0%
Specialty Chemicals - 0.0%
Nanophase Technologies Corp. (a)	1,945	$ 1,614
COMMUNICATIONS EQUIPMENT - 2.3%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	1,800	26,946
QUALCOMM, Inc.	3,900	134,745
		161,691
COMPUTERS & PERIPHERALS - 0.9%
Computer Hardware - 0.5%
HTC Corp.	4,080	38,528
Computer Storage & Peripherals - 0.4%
SanDisk Corp. (a)	1,700	19,431
Seagate Technology	2,300	8,717
		28,148
TOTAL COMPUTERS & PERIPHERALS		66,676
ELECTRICAL EQUIPMENT - 1.6%
Electrical Components & Equipment - 1.6%
First Solar, Inc. (a)	300	42,840
Motech Industries, Inc.	1	2
Q-Cells SE (a)	800	19,665
Renewable Energy Corp. AS (a)	2,000	20,178
SolarWorld AG	1,000	21,240
Sunpower Corp. Class B (a)	400	10,568
		114,493
ELECTRONIC EQUIPMENT & COMPONENTS - 3.9%
Electronic Components - 0.6%
Everlight Electronics Co. Ltd.	20,559	27,160
Vishay Intertechnology, Inc. (a)	4,700	13,912
		41,072
Electronic Manufacturing Services - 0.7%
DDi Corp. (a)	2,200	7,436
Flextronics International Ltd. (a)	10,600	27,666
Jabil Circuit, Inc.	1,900	11,058
		46,160
Technology Distributors - 2.6%
Arrow Electronics, Inc. (a)	1,700	32,419
Avnet, Inc. (a)	6,100	120,902
Ingram Micro, Inc. Class A (a)	2,700	33,129
		186,450
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		273,682

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Life Sciences Tools & Services - 0.6%
Arrowhead Research Corp. (a)	4,216	$ 3,668
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	41,189
		44,857
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Timminco Ltd. (a)	2,600	7,339
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 83.3%
Semiconductor Equipment - 19.6%
Advanced Energy Industries, Inc. (a)	200	1,796
Aixtron AG	4,200	21,724
Amkor Technology, Inc. (a)	600	1,392
Applied Materials, Inc.	55,900	523,783
ASML Holding NV (NY Shares)	8,900	147,206
ATMI, Inc. (a)	1,600	21,616
Brooks Automation, Inc. (a)	300	1,371
Cabot Microelectronics Corp. (a)	100	2,276
Cohu, Inc.	100	998
Cymer, Inc. (a)	4,200	85,680
Entegris, Inc. (a)	600	834
FEI Co. (a)	200	3,640
FormFactor, Inc. (a)	1,450	22,562
Global Unichip Corp.	5,383	19,823
KLA-Tencor Corp.	1,000	20,040
Lam Research Corp. (a)	8,600	173,806
MEMC Electronic Materials, Inc. (a)	9,000	122,400
MKS Instruments, Inc. (a)	200	2,810
Novellus Systems, Inc. (a)	500	6,895
Teradyne, Inc. (a)	400	1,924
Tessera Technologies, Inc. (a)	3,700	43,512
Ultratech, Inc. (a)	100	1,120
Varian Semiconductor Equipment Associates, Inc. (a)	8,900	169,456
Veeco Instruments, Inc. (a)	200	966
Verigy Ltd. (a)	300	2,493
		1,400,123
Semiconductors - 63.7%
Actel Corp. (a)	100	902
Advanced Analogic Technologies, Inc. (a)	11,200	33,712
Advanced Micro Devices, Inc. (a)	3,400	7,446
Advanced Semiconductor Engineering, Inc. sponsored ADR	19,337	30,939
Altera Corp.	3,100	47,678
Analog Devices, Inc.	10,300	205,794
Applied Micro Circuits Corp. (a)	1,200	4,800
ARM Holdings PLC sponsored ADR	20,100	80,601
Atmel Corp. (a)	27,600	92,184
Broadcom Corp. Class A (a)	9,350	148,198
California Micro Devices Corp. (a)	3,500	7,490
Cavium Networks, Inc. (a)	2,500	22,750
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)	4,300	$ 6,321
Cree, Inc. (a)	400	7,972
Cypress Semiconductor Corp. (a)	2,100	9,471
Diodes, Inc. (a)	200	1,296
DSP Group, Inc. (a)	200	1,302
Exar Corp. (a)	200	1,354
Fairchild Semiconductor International, Inc. (a)	14,400	65,520
Integrated Device Technology, Inc. (a)	6,600	37,884
Intel Corp.	132,890	1,714,281
International Rectifier Corp. (a)	400	5,448
Intersil Corp. Class A	5,600	52,136
Linear Technology Corp.	1,200	28,104
LSI Corp. (a)	3,300	10,494
Marvell Technology Group Ltd. (a)	30,850	224,897
Maxim Integrated Products, Inc.	4,800	63,504
Micrel, Inc.	300	2,280
Microchip Technology, Inc.	600	11,382
Micron Technology, Inc. (a)	28,500	106,020
Microsemi Corp. (a)	2,200	18,480
National Semiconductor Corp.	17,100	173,394
Netlogic Microsystems, Inc. (a)	100	2,121
NVIDIA Corp. (a)	11,500	91,425
O2Micro International Ltd. sponsored ADR (a)	3,100	7,130
Omnivision Technologies, Inc. (a)	300	2,007
ON Semiconductor Corp. (a)	2,700	11,259
PMC-Sierra, Inc. (a)	8,100	39,447
Power Integrations, Inc.	700	13,629
Rambus, Inc. (a)	500	4,530
RF Micro Devices, Inc. (a)	1,300	1,404
Richtek Technology Corp.	8,005	29,241
Samsung Electronics Co. Ltd.	255	88,542
Semtech Corp. (a)	400	4,700
Sigma Designs, Inc. (a)	100	1,022
Silicon Image, Inc. (a)	400	1,468
Silicon Laboratories, Inc. (a)	300	6,909
Silicon Storage Technology, Inc. (a)	500	1,025
Siliconware Precision Industries Co. Ltd. sponsored ADR	10,343	42,717
Skyworks Solutions, Inc. (a)	900	3,888
Standard Microsystems Corp. (a)	700	9,695
Supertex, Inc. (a)	60	1,361
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	21,107	159,147
Texas Instruments, Inc.	48,300	722,085
TriQuint Semiconductor, Inc. (a)	800	1,616

	Shares	Value
Xilinx, Inc.	3,000	$ 50,550
Zoran Corp. (a)	3,100	18,414
		4,539,366
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		5,939,489
SOFTWARE - 0.4%
Home Entertainment Software - 0.4%
Nintendo Co. Ltd.	100	29,120
TOTAL COMMON STOCKS (Cost $12,531,941)		6,638,961
Convertible Bonds - 3.9%
		Principal Amount (c)
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Lucent Technologies, Inc. 2.875% 6/15/25		$ 50,000	22,875
COMPUTERS & PERIPHERALS - 0.1%
Computer Storage & Peripherals - 0.1%
Maxtor Corp. 2.375% 8/15/12		20,000	11,474
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Electronic Manufacturing Services - 0.6%
TTM Technologies, Inc. 3.25% 5/15/15		70,000	40,236
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Semiconductor Equipment - 0.7%
Amkor Technology, Inc. 2.5% 5/15/11		80,000	48,160
Semiconductors - 2.2%
Advanced Micro Devices, Inc. 6% 5/1/15		220,000	69,344
Diodes, Inc. 2.25% 10/1/26		40,000	27,176
Infineon Technologies Holding BV 5% 6/5/10	EUR	50,000	22,245
Xilinx, Inc. 3.125% 3/15/37		60,000	39,378
			158,143
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			206,303
TOTAL CONVERTIBLE BONDS (Cost $305,685)			280,888
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b) (Cost $204,417)	204,417	$ 204,417
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $13,042,043)		7,124,266
NET OTHER ASSETS - 0.1%		9,394
NET ASSETS - 100%		$ 7,133,660
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,516
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,124,266	$ 6,569,773	$ 554,493	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.8%
Taiwan	4.8%
Bermuda	3.2%
Netherlands	2.4%
Korea (South)	1.3%
United Kingdom	1.1%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information

At July 31, 2008, the fund had a capital loss carryforward of approximately $7,629,844 of which $4,774,109, $2,265,871, $279,201 and $310,663 will expire on July 31, 2011, 2012, 2013 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $4,004,653 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Electronics

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,837,626)	$ 6,919,849
Fidelity Central Funds (cost $204,417)	204,417
Total Investments (cost $13,042,043)		$ 7,124,266
Cash		29,604
Receivable for investments sold		33,862
Receivable for fund shares sold		13,246
Dividends receivable		6,258
Interest receivable		7,651
Distributions receivable from Fidelity Central Funds		286
Prepaid expenses		103
Receivable from investment adviser for expense reductions		3,477
Other receivables		71
Total assets		7,218,824

Liabilities
Payable for investments purchased	$ 26,031
Payable for fund shares redeemed	29,030
Accrued management fee	3,535
Distribution fees payable	3,670
Other affiliated payables	2,141
Other payables and accrued expenses	20,757
Total liabilities		85,164

Net Assets		$ 7,133,660
Net Assets consist of:
Paid in capital		$ 28,088,378
Undistributed net investment income		6,598
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,043,336)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,917,980)
Net Assets		$ 7,133,660

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,134,048 ÷ 528,351 shares)	$ 4.04

Maximum offering price per share (100/94.25 of $4.04)	$ 4.29
Class T: Net Asset Value and redemption price per share ($2,368,981 ÷ 597,420 shares)	$ 3.97

Maximum offering price per share (100/96.50 of $3.97)	$ 4.11
Class B: Net Asset Value and offering price per share ($803,891 ÷ 210,962 shares)A	$ 3.81

Class C: Net Asset Value and offering price per share ($1,659,797 ÷ 436,056 shares)A	$ 3.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($166,943 ÷ 40,370 shares)	$ 4.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 88,520
Interest		3,374
Income from Fidelity Central Funds		2,516
Total income		94,410

Expenses
Management fee	$ 28,121
Transfer agent fees	16,173
Distribution fees	30,104
Accounting fees and expenses	1,942
Custodian fees and expenses	6,873
Independent trustees' compensation	30
Registration fees	42,086
Audit	23,062
Legal	85
Miscellaneous	1,694
Total expenses before reductions	150,170
Expense reductions	(62,358)	87,812
Net investment income (loss)		6,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,103,813)
Foreign currency transactions	(1,086)
Total net realized gain (loss)		(3,104,899)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,337,641)
Assets and liabilities in foreign currencies	(91)
Total change in net unrealized appreciation (depreciation)		(2,337,732)
Net gain (loss)		(5,442,631)
Net increase (decrease) in net assets resulting from operations		$ (5,436,033)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,598	$ (90,535)
Net realized gain (loss)	(3,104,899)	(4,347,575)
Change in net unrealized appreciation (depreciation)	(2,337,732)	(2,232,309)
Net increase (decrease) in net assets resulting from operations	(5,436,033)	(6,670,419)
Share transactions - net increase (decrease)	(1,740,402)	(8,363,960)
Redemption fees	250	266
Total increase (decrease) in net assets	(7,176,185)	(15,034,113)

Net Assets
Beginning of period	14,309,845	29,343,958
End of period (including undistributed net investment income of $6,598 and $0, respectively)	$ 7,133,660	$ 14,309,845

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.79	$ 9.11	$ 7.38	$ 8.04	$ 6.58	$ 6.59
Income from Investment Operations
Net investment income (loss) E	.01	- I	(.03)	(.04)	(.07)	(.09)
Net realized and unrealized gain (loss)	(2.76)	(2.32)	1.76	(.62)	1.53	.08
Total from investment operations	(2.75)	(2.32)	1.73	(.66)	1.46	(.01)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 4.04	$ 6.79	$ 9.11	$ 7.38	$ 8.04	$ 6.58
Total Return B,C,D	(40.50)%	(25.47)%	23.44%	(8.21)%	22.19%	(.15)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.63% A	1.72%	1.60%	1.50%	1.59%	1.55%
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%	1.45%	1.50%
Expenses net of all reductions	1.40%A	1.39%	1.38%	1.36%	1.38%	1.48%
Net investment income (loss)	.48%A	(.02)%	(.35)%	(.52)%	(.96)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,134	$ 3,970	$ 7,551	$ 7,916	$ 11,397	$ 8,374
Portfolio turnover rate G	89%A	93%	97%	95%	128%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 8.98	$ 7.29	$ 7.96	$ 6.53	$ 6.56
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	(.05)	(.06)	(.08)	(.11)
Net realized and unrealized gain (loss)	(2.71)	(2.29)	1.74	(.61)	1.51	.08
Total from investment operations	(2.70)	(2.31)	1.69	(.67)	1.43	(.03)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 3.97	$ 6.67	$ 8.98	$ 7.29	$ 7.96	$ 6.53
Total Return B,C,D	(40.48)%	(25.72)%	23.18%	(8.42)%	21.90%	(.46)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.94% A	2.02%	1.89%	1.82%	1.89%	1.83%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.69%	1.75%
Expenses net of all reductions	1.65% A	1.64%	1.64%	1.61%	1.61%	1.72%
Net investment income (loss)	.24% A	(.27)%	(.60)%	(.77)%	(1.20)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,369	$ 4,635	$ 8,103	$ 9,048	$ 12,085	$ 15,445
Portfolio turnover rate G	89% A	93%	97%	95%	128%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.43	$ 8.70	$ 7.10	$ 7.78	$ 6.42	$ 6.48
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.09)	(.10)	(.12)	(.14)
Net realized and unrealized gain (loss)	(2.61)	(2.21)	1.69	(.58)	1.48	.08
Total from investment operations	(2.62)	(2.27)	1.60	(.68)	1.36	(.06)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 3.81	$ 6.43	$ 8.70	$ 7.10	$ 7.78	$ 6.42
Total Return B,C,D	(40.75)%	(26.09)%	22.54%	(8.74)%	21.18%	(.93)%
Ratios to Average Net Assets F,H
Expenses before reductions	3.36% A	2.48%	2.36%	2.29%	2.41%	2.41%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.21%	2.25%
Expenses net of all reductions	2.15% A	2.14%	2.13%	2.11%	2.13%	2.23%
Net investment income (loss)	(.27)% A	(.77)%	(1.10)%	(1.27)%	(1.72)%	(1.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 804	$ 2,027	$ 4,572	$ 6,123	$ 8,963	$ 8,498
Portfolio turnover rate G	89% A	93%	97%	95%	128%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 8.69	$ 7.09	$ 7.77	$ 6.41	$ 6.47
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.09)	(.10)	(.11)	(.14)
Net realized and unrealized gain (loss)	(2.60)	(2.21)	1.69	(.58)	1.47	.08
Total from investment operations	(2.61)	(2.27)	1.60	(.68)	1.36	(.06)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 3.81	$ 6.42	$ 8.69	$ 7.09	$ 7.77	$ 6.41
Total Return B,C,D	(40.65)%	(26.12)%	22.57%	(8.75)%	21.22%	(.93)%
Ratios to Average Net Assets F,H
Expenses before reductions	3.40% A	2.47%	2.34%	2.26%	2.31%	2.24%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.18%	2.24%
Expenses net of all reductions	2.15% A	2.14%	2.13%	2.11%	2.11%	2.21%
Net investment income (loss)	(.27)% A	(.77)%	(1.10)%	(1.27)%	(1.69)%	(1.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,660	$ 3,325	$ 8,389	$ 7,009	$ 11,058	$ 12,322
Portfolio turnover rate G	89% A	93%	97%	95%	128%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.94	$ 9.30	$ 7.51	$ 8.15	$ 6.65	$ 6.64
Income from Investment Operations
Net investment income (loss) D	.02	.02	(.01)	(.02)	(.05)	(.06)
Net realized and unrealized gain (loss)	(2.82)	(2.38)	1.80	(.62)	1.55	.07
Total from investment operations	(2.80)	(2.36)	1.79	(.64)	1.50	.01
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 4.14	$ 6.94	$ 9.30	$ 7.51	$ 8.15	$ 6.65
Total Return B,C	(40.35)%	(25.38)%	23.83%	(7.85)%	22.56%	.15%
Ratios to Average Net Assets E,G
Expenses before reductions	2.34% A	1.47%	1.26%	1.11%	1.16%	1.12%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.11%	1.16%	1.12%
Expenses net of all reductions	1.15% A	1.14%	1.13%	1.07%	1.08%	1.09%
Net investment income (loss)	.74% A	.23%	(.10)%	(.23)%	(.67)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167	$ 353	$ 730	$ 750	$ 899	$ 687
Portfolio turnover rate F	89% A	93%	97%	95%	128%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Electronics

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,497
Unrealized depreciation	(6,390,434)
Net unrealized appreciation (depreciation)	$ (6,353,937)
Cost for federal income tax purposes	$ 13,478,203

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,452,397 and $6,144,134, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,482	$ 112
Class T	.25%	.25%	8,245	81
Class B	.75%	.25%	6,552	4,922
Class C	.75%	.25%	11,825	657
			$ 30,104	$ 5,772

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 274
Class T	556
Class B*	2,010
Class C*	74
$ 2,914

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Electronics

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,282.31
Class T	5,892.36
Class B	2,000.30
Class C	3,644.31
Institutional Class	355.32
	$ 16,173

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $315 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 17,038
Class T	1.65%	21,238
Class B	2.15%	7,924
Class C	2.15%	14,713
Institutional Class	1.15%	1,335
		$ 62,248

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $110 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	64,497	161,701	$ 310,871	$ 1,242,418
Shares redeemed	(120,952)	(405,321)	(660,246)	(3,221,767)
Net increase (decrease)	(56,455)	(243,620)	$ (349,375)	$ (1,979,349)
Class T
Shares sold	66,917	93,832	$ 320,940	$ 747,770
Shares redeemed	(163,950)	(301,416)	(809,675)	(2,324,905)
Net increase (decrease)	(97,033)	(207,584)	$ (488,735)	$ (1,577,135)
Class B
Shares sold	8,581	35,607	$ 39,343	$ 276,103
Shares redeemed	(112,926)	(246,055)	(529,746)	(1,804,727)
Net increase (decrease)	(104,345)	(210,448)	$ (490,403)	$ (1,528,624)
Class C
Shares sold	20,155	107,517	$ 109,996	$ 865,728
Shares redeemed	(101,758)	(555,338)	(456,213)	(3,939,431)
Net increase (decrease)	(81,603)	(447,821)	$ (346,217)	$ (3,073,703)
Institutional Class
Shares sold	6,447	9,123	$ 33,812	$ 82,426
Shares redeemed	(16,893)	(36,772)	(99,484)	(287,575)
Net increase (decrease)	(10,446)	(27,649)	$ (65,672)	$ (205,149)

Electronics

Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.20%
Actual		$ 1,000.00	$ 490.60	$ 4.51
Hypothetical A		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.43%
Actual		$ 1,000.00	$ 490.00	$ 5.37
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.27
Class B	1.94%
Actual		$ 1,000.00	$ 488.90	$ 7.28
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.94%
Actual		$ 1,000.00	$ 488.70	$ 7.28
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.86
Institutional Class	.93%
Actual		$ 1,000.00	$ 491.40	$ 3.50
Hypothetical A		$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio/Sector

Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Noble Corp.	4.9	0.5
Occidental Petroleum Corp.	4.8	3.0
Southwestern Energy Co.	4.8	2.0
Range Resources Corp.	4.2	4.5
Cabot Oil & Gas Corp.	4.0	2.8
Hess Corp.	3.7	2.6
Valero Energy Corp.	3.3	3.7
Chevron Corp.	3.2	0.3
Petrohawk Energy Corp.	2.9	2.9
Anadarko Petroleum Corp.	2.6	0.0
	38.4
Top Industries (% of fund's net assets)
As of January 31, 2009
Oil, Gas & Consumable Fuels	69.1%
Energy Equipment & Services	26.1%
Electrical Equipment	1.9%
Gas Utilities	1.0%
Construction & Engineering	0.7%
All Others*	1.2%

As of July 31, 2008
Oil, Gas & Consumable Fuels	61.9%
Energy Equipment & Services	31.2%
Electrical Equipment	5.0%
Construction & Engineering	0.6%
Gas Utilities	0.3%
All Others*	1.0%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Energy Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	16,062	$ 160,781
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	85,000	3,286,950
ELECTRICAL EQUIPMENT - 1.9%
Electrical Components & Equipment - 1.8%
Evergreen Solar, Inc. (a)	242,942	536,902
First Solar, Inc. (a)	17,200	2,456,160
JA Solar Holdings Co. Ltd. ADR (a)(d)	435,318	1,157,946
Q-Cells SE (a)(d)	16,793	412,801
Renewable Energy Corp. AS (a)	65,700	662,851
Sunpower Corp. Class B (a)	90,100	2,380,442
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	40,800	383,928
		7,991,030
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	12,700	620,368
TOTAL ELECTRICAL EQUIPMENT		8,611,398
ENERGY EQUIPMENT & SERVICES - 26.1%
Oil & Gas Drilling - 13.6%
Atwood Oceanics, Inc. (a)	333,989	5,560,917
Helmerich & Payne, Inc.	319,053	7,165,930
Hercules Offshore, Inc. (a)	214,494	797,918
Nabors Industries Ltd. (a)	771,411	8,446,950
Noble Corp.	837,909	22,749,231
Patterson-UTI Energy, Inc.	172,717	1,651,175
Pioneer Drilling Co. (a)	70,685	351,304
Pride International, Inc. (a)	252,200	4,065,464
Transocean Ltd. (a)	210,864	11,517,392
		62,306,281
Oil & Gas Equipment & Services - 12.5%
Baker Hughes, Inc.	36,900	1,229,508
BJ Services Co.	218,274	2,401,014
Complete Production Services, Inc. (a)	26,300	168,583
Dresser-Rand Group, Inc. (a)	25,000	487,000
Dril-Quip, Inc. (a)	84,055	2,059,348
Exterran Holdings, Inc. (a)	77,875	1,725,710
FMC Technologies, Inc. (a)	55,100	1,630,409
Fugro NV (Certificaten Van Aandelen) unit	1,693	46,017
Global Industries Ltd. (a)	377,303	1,301,695
Halliburton Co.	236,160	4,073,760
Helix Energy Solutions Group, Inc. (a)	77,300	398,095
National Oilwell Varco, Inc. (a)	422,757	11,177,695
Oceaneering International, Inc. (a)	59,800	2,060,708
Oil States International, Inc. (a)	63,500	1,162,685
Schlumberger Ltd. (NY Shares)	253,600	10,349,416
Smith International, Inc.	60,500	1,373,350

	Shares	Value
Superior Energy Services, Inc. (a)	214,784	$ 3,346,335
Tenaris SA sponsored ADR	19,100	377,989
Tidewater, Inc.	61,959	2,578,114
TSC Offshore Group Ltd. (a)	1,258,000	83,793
Weatherford International Ltd. (a)	710,364	7,835,315
Willbros Group, Inc. (a)	186,294	1,814,504
		57,681,043
TOTAL ENERGY EQUIPMENT & SERVICES		119,987,324
GAS UTILITIES - 1.0%
Gas Utilities - 1.0%
Equitable Resources, Inc.	52,100	1,783,383
Questar Corp.	75,800	2,575,684
Zhongyu Gas Holdings Ltd. (a)	6,538,000	377,770
		4,736,837
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	220,147	2,282,924
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Teck Cominco Ltd. Class B (sub. vtg.)	59,900	231,616
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Sempra Energy	4	175
OIL, GAS & CONSUMABLE FUELS - 69.1%
Coal & Consumable Fuels - 4.5%
Arch Coal, Inc.	288,285	4,379,049
CONSOL Energy, Inc.	187,613	5,114,330
Foundation Coal Holdings, Inc.	326,986	5,303,713
Massey Energy Co.	189,044	2,869,688
Peabody Energy Corp.	108,540	2,713,500
PT Bumi Resources Tbk	2,851,800	124,056
		20,504,336
Integrated Oil & Gas - 22.4%
Chevron Corp.	206,900	14,590,588
ConocoPhillips	141,300	6,715,989
ENI SpA sponsored ADR	143,200	6,070,248
Exxon Mobil Corp.	73,092	5,590,076
Hess Corp.	304,300	16,922,123
Marathon Oil Corp.	403,600	10,990,028
Occidental Petroleum Corp.	403,800	22,027,290
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	205,100	4,442,466
Royal Dutch Shell PLC Class A sponsored ADR	191,000	9,402,930
Total SA sponsored ADR	124,700	6,207,566
		102,959,304
Oil & Gas Exploration & Production - 30.2%
Anadarko Petroleum Corp.	328,200	12,058,068
Apache Corp.	15,600	1,170,000
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Berry Petroleum Co. Class A	2,950	$ 21,712
Cabot Oil & Gas Corp.	668,725	18,383,250
Canadian Natural Resources Ltd.	52,800	1,890,437
Chesapeake Energy Corp.	44,630	705,600
Comstock Resources, Inc. (a)	211,011	8,045,849
Concho Resources, Inc. (a)	128,398	3,238,198
Denbury Resources, Inc. (a)	422,943	5,176,822
Devon Energy Corp.	21,300	1,312,080
Encore Acquisition Co. (a)	67,362	1,830,899
EOG Resources, Inc.	1,284	87,017
EXCO Resources, Inc. (a)	288,853	2,928,969
Forest Oil Corp. (a)	26,600	399,000
Goodrich Petroleum Corp. (a)(d)	65,000	1,878,500
Nexen, Inc.	121,400	1,768,735
Noble Energy, Inc.	127,000	6,214,110
Oil Search Ltd.	320,172	866,864
OPTI Canada, Inc. (a)	267,800	349,537
Penn Virginia Corp.	81,764	1,684,338
Petrobank Energy & Resources Ltd. (a)	25,100	397,226
Petrohawk Energy Corp. (a)	669,097	13,187,902
Petroquest Energy, Inc. (a)(d)	206,685	1,308,316
Plains Exploration & Production Co. (a)	259,769	5,486,321
Quicksilver Resources, Inc. (a)	464,500	3,218,985
Range Resources Corp.	541,788	19,417,682
SandRidge Energy, Inc. (a)	399,450	2,660,337
Southwestern Energy Co. (a)	692,600	21,920,790
Talisman Energy, Inc.	5,000	47,355
Whiting Petroleum Corp. (a)	33,300	965,700
		138,620,599
Oil & Gas Refining & Marketing - 10.4%
Frontier Oil Corp.	750,859	10,722,267
Holly Corp.	145,479	3,399,844
Sunoco, Inc.	210,300	9,741,096

	Shares	Value
Tesoro Corp.	496,476	$ 8,554,281
Valero Energy Corp.	632,463	15,255,008
		47,672,496
Oil & Gas Storage & Transport - 1.6%
El Paso Corp.	278,900	2,281,402
Williams Companies, Inc.	372,677	5,273,380
		7,554,782
TOTAL OIL, GAS & CONSUMABLE FUELS		317,311,517
TOTAL COMMON STOCKS (Cost $558,635,744)		456,609,522
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.78% (b)	1,310,453	1,310,453
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	3,257,918	3,257,918
TOTAL MONEY MARKET FUNDS (Cost $4,568,371)		4,568,371
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $563,204,115)		461,177,893
NET OTHER ASSETS - (0.4)%		(2,060,547)
NET ASSETS - 100%		$ 459,117,346
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,545
Fidelity Securities Lending Cash Central Fund	160,421
Total	$ 214,966
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 461,177,893	$ 459,725,410	$ 1,452,483	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.5%
Cayman Islands	5.4%
Switzerland	2.5%
Netherlands Antilles	2.3%
United Kingdom	2.0%
France	1.3%
Italy	1.3%
Canada	1.1%
Brazil	1.0%
Others (individually less than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy

Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,059,313) - See accompanying schedule: Unaffiliated issuers (cost $558,635,744)	$ 456,609,522
Fidelity Central Funds (cost $4,568,371)	4,568,371
Total Investments (cost $563,204,115)		$ 461,177,893
Receivable for investments sold		22,901,664
Receivable for fund shares sold		1,133,025
Dividends receivable		58,156
Distributions receivable from Fidelity Central Funds		9,801
Prepaid expenses		5,549
Other receivables		5,537
Total assets		485,291,625

Liabilities
Payable for investments purchased	$ 21,220,695
Payable for fund shares redeemed	1,026,354
Accrued management fee	219,902
Distribution fees payable	200,388
Other affiliated payables	123,378
Other payables and accrued expenses	125,644
Collateral on securities loaned, at value	3,257,918
Total liabilities		26,174,279

Net Assets		$ 459,117,346
Net Assets consist of:
Paid in capital		$ 765,140,543
Accumulated net investment loss		(1,724,407)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(202,177,454)
Net unrealized appreciation (depreciation) on investments		(102,121,336)
Net Assets		$ 459,117,346

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($162,293,778 ÷ 7,833,991 shares)	$ 20.72

Maximum offering price per share (100/94.25 of $20.72)	$ 21.98
Class T: Net Asset Value and redemption price per share ($181,853,620 ÷ 8,553,686 shares)	$ 21.26

Maximum offering price per share (100/96.50 of $21.26)	$ 22.03
Class B: Net Asset Value and offering price per share ($40,713,455 ÷ 2,065,039 shares)A	$ 19.72

Class C: Net Asset Value and offering price per share ($64,941,508 ÷ 3,271,405 shares)A	$ 19.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,314,985 ÷ 433,335 shares)	$ 21.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 2,539,652
Interest		16
Income from Fidelity Central Funds (including $160,421 from security lending)		214,966
Total income		2,754,634

Expenses
Management fee	$ 1,728,673
Transfer agent fees	869,054
Distribution fees	1,604,617
Accounting and security lending fees	113,994
Custodian fees and expenses	22,677
Independent trustees' compensation	1,496
Registration fees	83,859
Audit	27,861
Legal	3,130
Interest	2,024
Miscellaneous	30,604
Total expenses before reductions	4,487,989
Expense reductions	(9,743)	4,478,246
Net investment income (loss)		(1,723,612)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(199,447,877)
Foreign currency transactions	(107,380)
Total net realized gain (loss)		(199,555,257)
Change in net unrealized appreciation (depreciation) on: Investment securities	(303,699,869)
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		(303,699,878)
Net gain (loss)		(503,255,135)
Net increase (decrease) in net assets resulting from operations		$ (504,978,747)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,723,612)	$ (6,384,696)
Net realized gain (loss)	(199,555,257)	190,336,922
Change in net unrealized appreciation (depreciation)	(303,699,878)	(81,040,623)
Net increase (decrease) in net assets resulting from operations	(504,978,747)	102,911,603
Distributions to shareholders from net realized gain	(137,594,817)	(64,657,747)
Share transactions - net increase (decrease)	61,420,306	82,916,045
Redemption fees	40,689	43,632
Total increase (decrease) in net assets	(581,112,569)	121,213,533

Net Assets
Beginning of period	1,040,229,915	919,016,382
End of period (including accumulated net investment loss of $1,724,407 and accumulated net investment loss of $795, respectively)	$ 459,117,346	$ 1,040,229,915

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 50.24	$ 48.28	$ 46.39	$ 40.93	$ 29.12	$ 21.65
Income from Investment Operations
Net investment income (loss) E	(.04)	(.17)	(.02) H	(.04)	.06	.07
Net realized and unrealized gain (loss)	(22.58)	5.59	8.42	12.30	12.21	7.50
Total from investment operations	(22.62)	5.42	8.40	12.26	12.27	7.57
Distributions from net investment income	-	-	-	-	(.06)	(.10)
Distributions from net realized gain	(6.90)	(3.46)	(6.51)	(6.81)	(.41)	-
Total distributions	(6.90)	(3.46)	(6.51)	(6.81)	(.47)	(.10)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 20.72	$ 50.24	$ 48.28	$ 46.39	$ 40.93	$ 29.12
Total Return B,C,D	(50.94)%	11.52%	22.08%	32.90%	42.69%	35.08%
Ratios to Average Net Assets F,I
Expenses before reductions	1.20% A	1.14%	1.19%	1.21%	1.25%	1.30%
Expenses net of fee waivers, if any	1.20% A	1.14%	1.19%	1.21%	1.25%	1.30%
Expenses net of all reductions	1.19% A	1.14%	1.19%	1.17%	1.19%	1.29%
Net investment income (loss)	(.30)% A	(.32)%	(.05)% H	(.09)%	.19%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,294	$ 355,200	$ 268,108	$ 204,391	$ 90,342	$ 44,315
Portfolio turnover rate G	174% A	90%	80%	139%	125%	40%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 51.40	$ 49.26	$ 47.18	$ 41.46	$ 29.52	$ 21.97
Income from Investment Operations
Net investment income (loss) E	(.08)	(.29)	(.11) H	(.13)	- J	.03
Net realized and unrealized gain (loss)	(23.16)	5.72	8.61	12.49	12.37	7.60
Total from investment operations	(23.24)	5.43	8.50	12.36	12.37	7.63
Distributions from net investment income	-	-	-	-	(.03)	(.08)
Distributions from net realized gain	(6.90)	(3.29)	(6.42)	(6.65)	(.41)	-
Total distributions	(6.90)	(3.29)	(6.42)	(6.65)	(.44)	(.08)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 21.26	$ 51.40	$ 49.26	$ 47.18	$ 41.46	$ 29.52
Total Return B,C,D	(51.00)%	11.27%	21.84%	32.60%	42.41%	34.82%
Ratios to Average Net Assets F,I
Expenses before reductions	1.43% A	1.36%	1.40%	1.42%	1.44%	1.48%
Expenses net of fee waivers, if any	1.43% A	1.36%	1.40%	1.42%	1.44%	1.48%
Expenses net of all reductions	1.42% A	1.35%	1.39%	1.38%	1.39%	1.47%
Net investment income (loss)	(.53)% A	(.54)%	(.26)% H	(.29)%	(.01)%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,854	$ 407,784	$ 382,222	$ 362,272	$ 280,820	$ 201,187
Portfolio turnover rate G	174% A	90%	80%	139%	125%	40%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 48.35	$ 46.64	$ 45.10	$ 39.89	$ 28.54	$ 21.28
Income from Investment Operations
Net investment income (loss) E	(.14)	(.56)	(.34) H	(.35)	(.18)	(.11)
Net realized and unrealized gain (loss)	(21.59)	5.41	8.17	11.98	11.93	7.37
Total from investment operations	(21.73)	4.85	7.83	11.63	11.75	7.26
Distributions from net realized gain	(6.90)	(3.14)	(6.29)	(6.43)	(.41)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 19.72	$ 48.35	$ 46.64	$ 45.10	$ 39.89	$ 28.54
Total Return B,C,D	(51.11)%	10.62%	21.18%	31.86%	41.66%	34.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	1.93%	1.96%	1.96%	1.98%	2.02%
Expenses net of fee waivers, if any	1.94% A	1.93%	1.96%	1.96%	1.98%	2.02%
Expenses net of all reductions	1.94% A	1.93%	1.95%	1.92%	1.93%	2.01%
Net investment income (loss)	(1.04)% A	(1.11)%	(.82)% H	(.84)%	(.55)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,713	$ 98,602	$ 116,487	$ 130,973	$ 102,003	$ 68,347
Portfolio turnover rate G	174% A	90%	80%	139%	125%	40%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 48.63	$ 46.88	$ 45.33	$ 40.10	$ 28.68	$ 21.38
Income from Investment Operations
Net investment income (loss) E	(.14)	(.54)	(.32) H	(.34)	(.17)	(.10)
Net realized and unrealized gain (loss)	(21.74)	5.45	8.20	12.06	11.99	7.40
Total from investment operations	(21.88)	4.91	7.88	11.72	11.82	7.30
Distributions from net realized gain	(6.90)	(3.16)	(6.33)	(6.50)	(.41)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 19.85	$ 48.63	$ 46.88	$ 45.33	$ 40.10	$ 28.68
Total Return B,C,D	(51.13)%	10.71%	21.22%	31.96%	41.70%	34.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	1.87%	1.91%	1.92%	1.94%	1.99%
Expenses net of fee waivers, if any	1.94% A	1.87%	1.91%	1.92%	1.94%	1.99%
Expenses net of all reductions	1.93% A	1.87%	1.91%	1.88%	1.89%	1.97%
Net investment income (loss)	(1.04)% A	(1.05)%	(.77)% H	(.79)%	(.51)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,942	$ 156,393	$ 135,072	$ 125,424	$ 72,832	$ 37,206
Portfolio turnover rate G	174% A	90%	80%	139%	125%	40%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 51.76	$ 49.68	$ 47.48	$ 41.76	$ 29.64	$ 22.03
Income from Investment Operations
Net investment income (loss) D	- I	(.02)	.11 G	.12	.19	.18
Net realized and unrealized gain (loss)	(23.36)	5.74	8.67	12.56	12.44	7.62
Total from investment operations	(23.36)	5.72	8.78	12.68	12.63	7.80
Distributions from net investment income	-	-	-	-	(.11)	(.19)
Distributions from net realized gain	(6.90)	(3.64)	(6.58)	(6.97)	(.41)	-
Total distributions	(6.90)	(3.64)	(6.58)	(6.97)	(.52)	(.19)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	- I
Net asset value, end of period	$ 21.50	$ 51.76	$ 49.68	$ 47.48	$ 41.76	$ 29.64
Total Return B,C	(50.86)%	11.83%	22.47%	33.35%	43.21%	35.60%
Ratios to Average Net Assets E,H
Expenses before reductions	.93% A	.85%	.88%	.87%	.89%	.90%
Expenses net of fee waivers, if any	.93% A	.85%	.88%	.87%	.89%	.90%
Expenses net of all reductions	.93% A	.85%	.88%	.83%	.84%	.89%
Net investment income (loss)	(.03)% A	(.03)%	.25% G	.26%	.54%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,315	$ 22,250	$ 17,127	$ 19,553	$ 9,433	$ 4,206
Portfolio turnover rate F	174% A	90%	80%	139%	125%	40%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 54,580,556
Unrealized depreciation	(178,075,862)
Net unrealized appreciation (depreciation)	$ (123,495,306)
Cost for federal income tax purposes	$ 584,673,199

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Energy

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $577,989,815 and $652,872,430, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 264,262	$ 7,576
Class T	.25%	.25%	608,172	4,054
Class B	.75%	.25%	283,864	212,897
Class C	.75%	.25%	448,319	77,580
			$ 1,604,617	$ 302,107

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76,082
Class T	17,211
Class B*	84,290
Class C*	18,616
$ 196,199

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 308,914.29
Class T	333,001.27
Class B	82,754.29
Class C	127,032.28
Institutional Class	17,353.27
	$ 869,054

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,018 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,970,000	2.87%	$ 875

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $843 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,162,000. The weighted average interest rate was 3.36%. The interest expense amounted to $1,149 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Energy

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,200 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $535. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 8

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net realized gain
Class A	$ 46,996,956	$ 20,341,408
Class T	53,170,678	25,677,389
Class B	13,492,639	7,474,589
Class C	21,034,355	9,397,317
Institutional Class	2,900,189	1,767,044
Total	$ 137,594,817	$ 64,657,747

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,641,683	3,202,103	$ 42,511,379	$ 169,499,687
Reinvestment of distributions	1,158,179	375,188	42,134,538	18,473,322
Shares redeemed	(2,036,595)	(2,059,529)	(58,885,655)	(107,985,396)
Net increase (decrease)	763,267	1,517,762	$ 25,760,262	$ 79,987,613
Class T
Shares sold	1,029,424	1,610,611	$ 27,029,939	$ 87,007,613
Reinvestment of distributions	1,332,408	478,816	49,792,078	24,107,280
Shares redeemed	(1,742,154)	(1,914,780)	(49,500,182)	(102,045,896)
Net increase (decrease)	619,678	174,647	$ 27,321,835	$ 9,068,997

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class B
Shares sold	258,351	504,843	$ 6,675,369	$ 25,728,046
Reinvestment of distributions	339,480	135,516	11,786,728	6,434,106
Shares redeemed	(572,086)	(1,098,735)	(15,560,668)	(55,433,977)
Net increase (decrease)	25,745	(458,376)	$ 2,901,429	$ (23,271,825)
Class C
Shares sold	521,317	993,512	$ 13,550,834	$ 51,238,082
Reinvestment of distributions	507,053	161,795	17,726,560	7,736,565
Shares redeemed	(973,025)	(820,290)	(26,587,387)	(41,459,377)
Net increase (decrease)	55,345	335,017	$ 4,690,007	$ 17,515,270
Institutional Class
Shares sold	139,930	839,635	$ 4,252,222	$ 44,656,187
Reinvestment of distributions	54,219	25,669	2,044,586	1,318,208
Shares redeemed	(190,656)	(780,213)	(5,550,035)	(46,358,405)
Net increase (decrease)	3,493	85,091	$ 746,773	$ (384,010)

Energy

Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.27%
Actual		$ 1,000.00	$ 539.90	$ 4.93
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.46
Class T	1.53%
Actual		$ 1,000.00	$ 539.40	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Class B	2.02%
Actual		$ 1,000.00	$ 538.40	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Class C	2.02%
Actual		$ 1,000.00	$ 538.00	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Institutional Class	1.02%
Actual		$ 1,000.00	$ 540.70	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio/Sector

Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	5.7	5.8
Goldman Sachs Group, Inc.	5.1	2.1
Bank of America Corp.	4.7	7.8
Morgan Stanley	4.4	1.7
Fidelity National Financial, Inc. Class A	3.5	0.0
Wells Fargo & Co.	3.5	5.2
EPIQ Systems, Inc.	3.3	0.0
Credit Suisse Group sponsored ADR	3.2	0.0
Citigroup, Inc.	3.1	2.6
Everest Re Group Ltd.	3.1	2.1
	39.6
Top Industries (% of fund's net assets)
As of January 31, 2009
Capital Markets	27.3%
Insurance	23.6%
Diversified Financial Services	17.5%
Commercial Banks	9.5%
It Services	4.9%
All Others*	17.2%

As of July 31, 2008
Insurance	24.4%
Diversified Financial Services	19.7%
Capital Markets	18.4%
Commercial Banks	15.7%
Real Estate Investment Trusts	6.1%
All Others*	15.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Financial Services Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTOMOBILES - 0.7%
Automobile Manufacturers - 0.7%
Ford Motor Co. (a)(d)	418,300	$ 782,220
CAPITAL MARKETS - 27.3%
Asset Management & Custody Banks - 9.0%
Bank of New York Mellon Corp.	78,100	2,010,294
Bank Sarasin & Co. Ltd. Series B (Reg.)	8,961	215,932
EFG International	53,680	652,546
Fortress Investment Group LLC	21,800	32,700
Franklin Resources, Inc.	38,705	1,874,096
GLG Partners, Inc.	27,700	56,785
Janus Capital Group, Inc.	57,100	299,775
Julius Baer Holding Ltd.	44,383	1,323,187
KKR Private Equity Investors, LP (a)	10,600	24,804
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	17,200	40,248
Legg Mason, Inc. (d)	117,757	1,891,177
State Street Corp.	46,882	1,090,944
T. Rowe Price Group, Inc.	16,100	444,038
The Blackstone Group LP	20,400	92,004
		10,048,530
Diversified Capital Markets - 5.4%
Credit Suisse Group sponsored ADR (d)	140,033	3,569,441
UBS AG (NY Shares)	193,200	2,405,340
		5,974,781
Investment Banking & Brokerage - 12.9%
Charles Schwab Corp.	67,100	911,889
Evercore Partners, Inc. Class A	52,000	583,960
GFI Group, Inc.	667,378	2,095,567
Goldman Sachs Group, Inc.	69,500	5,610,735
Lazard Ltd. Class A	9,800	259,700
Morgan Stanley	240,100	4,857,223
		14,319,074
TOTAL CAPITAL MARKETS		30,342,385
COMMERCIAL BANKS - 9.3%
Diversified Banks - 4.6%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	14,000	146,860
ICICI Bank Ltd. sponsored ADR (d)	5,500	90,640
U.S. Bancorp, Delaware	69,100	1,025,444
Wells Fargo & Co.	203,979	3,855,203
		5,118,147
Regional Banks - 4.7%
Associated Banc-Corp. (d)	72,200	1,129,930
Boston Private Financial Holdings, Inc.	49,400	232,674
Cathay General Bancorp (d)	22,088	280,518
Center Financial Corp., California	6,900	33,120
Huntington Bancshares, Inc.	69,500	200,160
KeyCorp	82,000	596,960
M&T Bank Corp. (d)	14,700	571,977

	Shares	Value
PNC Financial Services Group, Inc.	49,881	$ 1,622,130
UCBH Holdings, Inc.	10,900	25,397
Wintrust Financial Corp.	31,900	426,503
Zions Bancorp (d)	8,100	120,852
		5,240,221
TOTAL COMMERCIAL BANKS		10,358,368
CONSUMER FINANCE - 3.4%
Consumer Finance - 3.4%
American Express Co.	37,800	632,394
Capital One Financial Corp.	31,630	501,019
Discover Financial Services	51,800	370,370
Dollar Financial Corp. (a)	33,362	261,892
Promise Co. Ltd. (d)	34,150	626,802
SLM Corp. (a)	122,300	1,400,335
		3,792,812
DIVERSIFIED FINANCIAL SERVICES - 17.4%
Other Diversifed Financial Services - 13.5%
Bank of America Corp.	800,341	5,266,244
Citigroup, Inc. (d)	964,162	3,422,775
JPMorgan Chase & Co. (d)	247,794	6,321,224
		15,010,243
Specialized Finance - 3.9%
BM&F BOVESPA SA	908,000	2,637,897
CIT Group, Inc. (d)	121,100	337,869
CME Group, Inc.	4,600	799,986
Deutsche Boerse AG	7,400	374,232
JSE Ltd.	30,200	116,939
KKR Financial Holdings LLC	52,200	74,124
		4,341,047
TOTAL DIVERSIFIED FINANCIAL SERVICES		19,351,290
INSURANCE - 23.6%
Insurance Brokers - 0.3%
National Financial Partners Corp.	28,600	73,502
Willis Group Holdings Ltd.	9,600	237,696
		311,198
Life & Health Insurance - 3.4%
AFLAC, Inc.	29,300	680,053
MetLife, Inc.	75,700	2,174,861
Prudential Financial, Inc.	37,600	968,200
		3,823,114
Multi-Line Insurance - 0.5%
American International Group, Inc.	20,700	26,496
Assurant, Inc.	10,900	287,760
Hartford Financial Services Group, Inc.	16,200	213,192
		527,448
Property & Casualty Insurance - 12.2%
ACE Ltd.	62,100	2,711,286
AMBAC Financial Group, Inc. (d)	153,400	174,876
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - continued
Argo Group International Holdings, Ltd. (a)	25,211	$ 784,314
Aspen Insurance Holdings Ltd.	100	2,210
Axis Capital Holdings Ltd.	10,600	257,156
Berkshire Hathaway, Inc. Class A (a)	16	1,432,032
Fidelity National Financial, Inc. Class A	265,900	3,887,458
LandAmerica Financial Group, Inc.	7,200	407
MBIA, Inc. (d)	18,900	72,954
The First American Corp.	126,950	2,772,588
The Travelers Companies, Inc.	28,500	1,101,240
United America Indemnity Ltd. Class A (a)	19,000	201,020
XL Capital Ltd. Class A	39,100	113,390
		13,510,931
Reinsurance - 7.2%
Everest Re Group Ltd.	54,100	3,408,300
IPC Holdings Ltd.	29,266	750,966
Max Capital Group Ltd.	42,576	724,218
Montpelier Re Holdings Ltd.	9,000	127,260
Platinum Underwriters Holdings Ltd.	41,400	1,151,334
RenaissanceRe Holdings Ltd.	30,400	1,358,576
Validus Holdings Ltd.	23,100	527,142
		8,047,796
TOTAL INSURANCE		26,220,487
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
China Finance Online Co. Ltd. ADR (a)(d)	247,115	1,989,276
IT SERVICES - 4.9%
Data Processing & Outsourced Services - 4.9%
CyberSource Corp. (a)	257,499	3,071,963
MasterCard, Inc. Class A	5,700	773,946
MoneyGram International, Inc.	140,475	217,736
Visa, Inc.	27,600	1,362,060
		5,425,705
PROFESSIONAL SERVICES - 1.6%
Research & Consulting Services - 1.6%
First Advantage Corp. Class A (a)	139,250	1,774,045
REAL ESTATE INVESTMENT TRUSTS - 3.2%
Mortgage REITs - 1.1%
Annaly Capital Management, Inc.	80,300	1,215,742
Chimera Investment Corp.	17,100	56,430
		1,272,172

	Shares	Value
Residential REITs - 1.4%
Equity Lifestyle Properties, Inc.	26,900	$ 1,014,937
UDR, Inc.	44,200	518,466
		1,533,403
Retail REITs - 0.7%
CBL & Associates Properties, Inc. (d)	11,200	45,584
Developers Diversified Realty Corp.	34,500	165,600
Simon Property Group, Inc.	13,600	584,528
		795,712
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,601,287
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Diversified Real Estate Activities - 0.7%
Meruelo Maddux Properties, Inc. (a)	45,200	18,532
Mitsubishi Estate Co. Ltd.	54,000	708,163
		726,695
Real Estate Development - 0.3%
Xinyuan Real Estate Co. Ltd. ADR (a)	109,725	371,968
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,098,663
SOFTWARE - 3.3%
Application Software - 3.3%
EPIQ Systems, Inc. (a)	210,015	3,721,466
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	6,600	142,098
THRIFTS & MORTGAGE FINANCE - 1.0%
Thrifts & Mortgage Finance - 1.0%
FirstFed Financial Corp. (a)(d)	15,100	12,835
Hudson City Bancorp, Inc.	73,775	855,790
IndyMac Bancorp, Inc. (a)	33,000	3,630
Radian Group, Inc.	76,400	246,008
Washington Mutual, Inc.	121,371	4,855
		1,123,118
TOTAL COMMON STOCKS (Cost $154,126,996)		109,723,220
Convertible Preferred Stocks - 0.3%

COMMERCIAL BANKS - 0.2%
Regional Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	500	219,220
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
CIT Group, Inc. Series C, 8.75%	2,000	38,200
Convertible Preferred Stocks - continued
	Shares	Value
INSURANCE - 0.0%
Multi-Line Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	2,900	$ 25,694
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $817,500)		283,114
Money Market Funds - 14.5%

Fidelity Cash Central Fund, 0.78% (b)	1,013,196	1,013,196
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	15,111,848	15,111,848
TOTAL MONEY MARKET FUNDS (Cost $16,125,044)		16,125,044
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $38,000)	$ 38,001	38,000
TOTAL INVESTMENT PORTFOLIO - 113.4% (Cost $171,107,540)		126,169,378
NET OTHER ASSETS - (13.4)%		(14,864,663)
NET ASSETS - 100%		$ 111,304,715
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,248 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$38,000 due 2/02/09 at 0.24%
J.P. Morgan Securities, Inc.	$ 28,137
UBS Securities LLC	9,863
$ 38,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 71,548
Fidelity Securities Lending Cash Central Fund	200,929
Total	$ 272,477
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 126,169,378	$ 124,615,580	$ 1,553,798	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.1%
Switzerland	9.8%
Bermuda	8.5%
Brazil	2.4%
Hong Kong	1.8%
Japan	1.3%
Others (individually less than 1%)	1.1%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $26,184,414 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,185,933 and repurchase agreements of $38,000) - See accompanying schedule: Unaffiliated issuers (cost $154,982,496)	$ 110,044,334
Fidelity Central Funds (cost $16,125,044)	16,125,044
Total Investments (cost $171,107,540)		$ 126,169,378
Cash		17,221
Foreign currency held at value (cost $3)		3
Receivable for investments sold		532,629
Receivable for fund shares sold		239,125
Dividends receivable		224,475
Distributions receivable from Fidelity Central Funds		29,226
Prepaid expenses		1,719
Other receivables		3,883
Total assets		127,217,659

Liabilities
Payable for investments purchased	$ 400,547
Payable for fund shares redeemed	224,508
Accrued management fee	57,200
Distribution fees payable	52,166
Other affiliated payables	36,557
Other payables and accrued expenses	30,118
Collateral on securities loaned, at value	15,111,848
Total liabilities		15,912,944

Net Assets		$ 111,304,715
Net Assets consist of:
Paid in capital		$ 252,332,029
Undistributed net investment income		460,122
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,548,223)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(44,939,213)
Net Assets		$ 111,304,715

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,254,466 ÷ 7,238,786 shares)	$ 6.94

Maximum offering price per share (100/94.25 of $6.94)	$ 7.36
Class T: Net Asset Value and redemption price per share ($27,045,095 ÷ 3,896,194 shares)	$ 6.94

Maximum offering price per share (100/96.50 of $6.94)	$ 7.19
Class B: Net Asset Value and offering price per share ($9,805,219 ÷ 1,437,993 shares)A	$ 6.82

Class C: Net Asset Value and offering price per share ($21,573,880 ÷ 3,190,979 shares)A	$ 6.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,626,055 ÷ 372,489 shares)	$ 7.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,860,667
Interest		2,846
Income from Fidelity Central Funds (including $200,929 from security lending)		272,477
Total income		3,135,990

Expenses
Management fee	$ 446,076
Transfer agent fees	236,013
Distribution fees	410,047
Accounting and security lending fees	33,407
Custodian fees and expenses	14,143
Independent trustees' compensation	471
Registration fees	42,595
Audit	24,390
Legal	1,185
Miscellaneous	13,525
Total expenses before reductions	1,221,852
Expense reductions	(3,969)	1,217,883
Net investment income (loss)		1,918,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(66,286,377)
Investment not meeting investment restrictions	(1,265)
Foreign currency transactions	(6,119)
Payment from investment advisor for loss on investment not meeting investment restrictions	1,265
Total net realized gain (loss)		(66,292,496)
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,398,814)
Assets and liabilities in foreign currencies	(1,374)
Total change in net unrealized appreciation (depreciation)		(32,400,188)
Net gain (loss)		(98,692,684)
Net increase (decrease) in net assets resulting from operations		$ (96,774,577)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,918,107	$ 3,920,838
Net realized gain (loss)	(66,292,496)	(25,372,931)
Change in net unrealized appreciation (depreciation)	(32,400,188)	(75,621,214)
Net increase (decrease) in net assets resulting from operations	(96,774,577)	(97,073,307)
Distributions to shareholders from net investment income	(3,219,812)	(2,830,191)
Distributions to shareholders from net realized gain	(320,527)	(22,361,262)
Total distributions	(3,540,339)	(25,191,453)
Share transactions - net increase (decrease)	4,030,212	(845,081)
Redemption fees	9,988	10,552
Total increase (decrease) in net assets	(96,274,716)	(123,099,289)

Net Assets
Beginning of period	207,579,431	330,678,720
End of period (including undistributed net investment income of $460,122 and undistributed net investment income of $2,125,111, respectively)	$ 111,304,715	$ 207,579,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 21.02	$ 23.34	$ 23.01	$ 22.17	$ 19.98
Income from Investment Operations
Net investment income (loss) E	.13	.30	.23	.20	.19	.14
Net realized and unrealized gain (loss)	(6.11)	(6.41)	.92	2.02	2.48	2.20
Total from investment operations	(5.98)	(6.11)	1.15	2.22	2.67	2.34
Distributions from net investment income	(.24)	(.27)	(.22)	(.26)	(.07)	(.15)
Distributions from net realized gain	(.02)	(1.46)	(3.25)	(1.63)	(1.76)	-
Total distributions	(.26)	(1.73)	(3.47) J	(1.89)	(1.83)	(.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.94	$ 13.18	$ 21.02	$ 23.34	$ 23.01	$ 22.17
Total Return B, C, D	(46.01)%	(31.67)%	4.54%	10.32%	12.60%	11.76%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.21%	1.23%	1.25%	1.26%	1.27%
Expenses net of fee waivers, if any	1.27% A	1.21%	1.23%	1.25%	1.26%	1.27%
Expenses net of all reductions	1.27% A	1.21%	1.22%	1.23%	1.23%	1.25%
Net investment income (loss)	2.69% A	1.75%	1.01%	.87%	.88%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,254	$ 90,037	$ 106,722	$ 85,356	$ 68,012	$ 58,222
Portfolio turnover rate G	158% A	48%	53%	33%	61%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.47 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.250 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 20.94	$ 23.26	$ 22.87	$ 22.07	$ 19.90
Income from Investment Operations
Net investment income (loss) E	.12	.26	.18	.15	.14	.09
Net realized and unrealized gain (loss)	(6.10)	(6.41)	.91	2.02	2.47	2.19
Total from investment operations	(5.98)	(6.15)	1.09	2.17	2.61	2.28
Distributions from net investment income	(.20)	(.19)	(.16)	(.15)	(.05)	(.11)
Distributions from net realized gain	(.02)	(1.46)	(3.25)	(1.63)	(1.76)	-
Total distributions	(.22)	(1.65)	(3.41) J	(1.78)	(1.81)	(.11)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.94	$ 13.14	$ 20.94	$ 23.26	$ 22.87	$ 22.07
Total Return B, C, D	(46.06)%	(31.85)%	4.25%	10.11%	12.37%	11.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.47%	1.46%	1.47%	1.48%	1.50%
Expenses net of fee waivers, if any	1.53% A	1.47%	1.46%	1.47%	1.48%	1.50%
Expenses net of all reductions	1.52% A	1.47%	1.46%	1.46%	1.46%	1.48%
Net investment income (loss)	2.43% A	1.50%	.77%	.65%	.66%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,045	$ 53,526	$ 95,426	$ 113,344	$ 128,388	$ 144,887
Portfolio turnover rate G	158% A	48%	53%	33%	61%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share. J Total distributions of $3.41 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 20.44	$ 22.75	$ 22.33	$ 21.65	$ 19.53
Income from Investment Operations
Net investment income (loss) E	.09	.18	.06	.03	.03	(.02)
Net realized and unrealized gain (loss)	(5.98)	(6.29)	.89	1.97	2.41	2.16
Total from investment operations	(5.89)	(6.11)	.95	2.00	2.44	2.14
Distributions from net investment income	(.12)	(.04)	(.02)	(.01)	-	(.02)
Distributions from net realized gain	(.02)	(1.44)	(3.25)	(1.57)	(1.76)	-
Total distributions	(.14)	(1.48)	(3.26) J	(1.58)	(1.76)	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.82	$ 12.85	$ 20.44	$ 22.75	$ 22.33	$ 21.65
Total Return B, C, D	(46.16)%	(32.21)%	3.71%	9.52%	11.78%	10.96%
Ratios to Average Net Assets F, H
Expenses before reductions	2.02% A	1.96%	1.98%	1.99%	2.00%	2.02%
Expenses net of fee waivers, if any	2.02% A	1.96%	1.98%	1.99%	2.00%	2.02%
Expenses net of all reductions	2.01% A	1.96%	1.98%	1.98%	1.98%	2.00%
Net investment income (loss)	1.94% A	1.01%	.25%	.13%	.14%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,805	$ 20,420	$ 64,837	$ 113,652	$ 145,046	$ 179,873
Portfolio turnover rate G	158% A	48%	53%	33%	61%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.26 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $3.247 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 20.40	$ 22.74	$ 22.34	$ 21.65	$ 19.53
Income from Investment Operations
Net investment income (loss) E	.09	.17	.06	.04	.04	(.01)
Net realized and unrealized gain (loss)	(5.94)	(6.24)	.90	1.98	2.42	2.15
Total from investment operations	(5.85)	(6.07)	.96	2.02	2.46	2.14
Distributions from net investment income	(.15)	(.09)	(.05)	(.02)	(.01)	(.02)
Distributions from net realized gain	(.02)	(1.46)	(3.25)	(1.60)	(1.76)	-
Total distributions	(.17)	(1.55)	(3.30) J	(1.62)	(1.77)	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.76	$ 12.78	$ 20.40	$ 22.74	$ 22.34	$ 21.65
Total Return B, C, D	(46.20)%	(32.18)%	3.75%	9.58%	11.88%	10.96%
Ratios to Average Net Assets F, H
Expenses before reductions	2.02% A	1.96%	1.94%	1.94%	1.95%	1.97%
Expenses net of fee waivers, if any	2.02% A	1.96%	1.94%	1.94%	1.95%	1.97%
Expenses net of all reductions	2.02% A	1.96%	1.94%	1.93%	1.92%	1.95%
Net investment income (loss)	1.94% A	1.01%	.29%	.18%	.19%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,574	$ 37,777	$ 55,219	$ 62,469	$ 72,181	$ 86,199
Portfolio turnover rate G	158% A	48%	53%	33%	61%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.30 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 21.32	$ 23.63	$ 23.29	$ 22.37	$ 20.17
Income from Investment Operations
Net investment income (loss) D	.15	.36	.31	.29	.29	.23
Net realized and unrealized gain (loss)	(6.21)	(6.51)	.93	2.05	2.50	2.21
Total from investment operations	(6.06)	(6.15)	1.24	2.34	2.79	2.44
Distributions from net investment income	(.25)	(.33)	(.30)	(.37)	(.11)	(.24)
Distributions from net realized gain	(.02)	(1.46)	(3.25)	(1.63)	(1.76)	-
Total distributions	(.27)	(1.79)	(3.55) I	(2.00)	(1.87)	(.24)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 7.05	$ 13.38	$ 21.32	$ 23.63	$ 23.29	$ 22.37
Total Return B, C	(45.93)%	(31.47)%	4.88%	10.78%	13.06%	12.18%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	.93%	.89%	.86%	.86%	.88%
Expenses net of fee waivers, if any	1.02% A	.93%	.89%	.86%	.86%	.88%
Expenses net of all reductions	1.01% A	.92%	.88%	.85%	.84%	.85%
Net investment income (loss)	2.94% A	2.04%	1.34%	1.26%	1.28%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,626	$ 5,819	$ 8,474	$ 11,892	$ 12,629	$ 13,008
Portfolio turnover rate F	158% A	48%	53%	33%	61%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.55 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,258,441
Unrealized depreciation	(62,077,753)
Net unrealized appreciation (depreciation)	$ (52,819,312)
Cost for federal income tax purposes	$ 178,988,690

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Financial Services

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities short-term securities, aggregated $138,800,682 and $123,643,765, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 87,734	$ 919
Class T	.25%	.25%	98,442	402
Class B	.75%	.25%	74,707	56,031
Class C	.75%	.25%	149,164	37,309
			$ 410,047	$ 94,661

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41,706
Class T	4,856
Class B*	14,283
Class C*	7,706
$ 68,551

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 104,273.30
Class T	59,698.30
Class B	22,055.29
Class C	44,209.30
Institutional Class	5,778.29
	$ 236,013

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32,534 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $203 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,883 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $86.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Financial Services

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 1,698,164	$ 1,429,035
Class T	781,807	833,715
Class B	182,682	103,026
Class C	461,265	241,388
Institutional Class	95,894	223,027
Total	$ 3,219,812	$ 2,830,191
From net realized gain
Class A	$ 139,686	$ 7,599,793
Class T	80,989	6,343,916
Class B	31,565	3,935,726
Class C	60,568	3,829,942
Institutional Class	7,719	651,885
Total	$ 320,527	$ 22,361,262

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,529,467	3,476,462	$ 15,817,183	$ 58,217,275
Reinvestment of distributions	159,396	413,881	1,638,379	8,062,306
Shares redeemed	(1,283,732)	(2,133,725)	(12,538,875)	(36,028,050)
Net increase (decrease)	405,131	1,756,618	$ 4,916,687	$ 30,251,531
Class T
Shares sold	567,503	825,338	$ 5,492,757	$ 13,397,557
Reinvestment of distributions	77,111	344,513	791,775	6,720,713
Shares redeemed	(821,971)	(1,652,503)	(7,992,905)	(28,919,771)
Net increase (decrease)	(177,357)	(482,652)	$ (1,708,373)	$ (8,801,501)
Class B
Shares sold	272,427	511,474	$ 2,765,907	$ 8,246,792
Reinvestment of distributions	19,064	187,873	185,301	3,607,784
Shares redeemed	(442,386)	(2,282,248)	(4,193,643)	(40,060,805)
Net increase (decrease)	(150,895)	(1,582,901)	$ (1,242,435)	$ (28,206,229)
Class C
Shares sold	765,610	1,114,854	$ 7,728,077	$ 17,550,045
Reinvestment of distributions	43,964	173,040	431,812	3,294,216
Shares redeemed	(575,076)	(1,038,077)	(5,293,610)	(17,222,702)
Net increase (decrease)	234,498	249,817	$ 2,866,279	$ 3,621,559
Institutional Class
Shares sold	101,115	1,075,511	$ 993,534	$ 20,129,434
Reinvestment of distributions	6,287	36,137	65,572	687,993
Shares redeemed	(169,999)	(1,074,000)	(1,861,052)	(18,527,868)
Net increase (decrease)	(62,597)	37,648	$ (801,946)	$ 2,289,559

Semiannual Report

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.22%
Actual		$ 1,000.00	$ 770.50	$ 5.44
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.48%
Actual		$ 1,000.00	$ 769.20	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.97%
Actual		$ 1,000.00	$ 767.60	$ 8.78
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Class C	1.97%
Actual		$ 1,000.00	$ 767.60	$ 8.78
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Institutional Class	.97%
Actual		$ 1,000.00	$ 771.20	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.32	$ 4.94

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Health Care

Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wyeth	6.8	5.3
Pfizer, Inc.	6.5	2.3
Merck & Co., Inc.	6.4	0.3
Genentech, Inc.	5.6	4.6
Medco Health Solutions, Inc.	5.3	1.0
Baxter International, Inc.	4.7	3.9
Covidien Ltd.	4.2	4.4
Schering-Plough Corp.	3.5	0.0
Amgen, Inc.	3.4	2.7
Gilead Sciences, Inc.	3.1	0.0
	49.5
Top Industries (% of fund's net assets)
As of January 31, 2009
Pharmaceuticals	35.4%
Biotechnology	20.6%
Health Care Providers & Services	20.4%
Health Care Equipment & Supplies	18.0%
Life Sciences Tools & Services	2.9%
All Others*	2.7%

As of July 31, 2008
Health Care Equipment & Supplies	24.8%
Pharmaceuticals	20.8%
Biotechnology	16.4%
Health Care Providers & Services	14.9%
Life Sciences Tools & Services	12.1%
All Others*	11.0%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Health Care Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BIOTECHNOLOGY - 20.5%
Biotechnology - 20.5%
Alexion Pharmaceuticals, Inc. (a)	31,000	$ 1,142,970
Alkermes, Inc. (a)	57,240	656,543
Alnylam Pharmaceuticals, Inc. (a)	52,137	1,099,569
Amgen, Inc. (a)	224,762	12,328,196
Biogen Idec, Inc. (a)	143,479	6,980,253
BioMarin Pharmaceutical, Inc. (a)(d)	109,037	2,100,053
Cephalon, Inc. (a)	15,310	1,181,626
Cougar Biotechnology, Inc. (a)	9,226	269,215
CSL Ltd.	37,585	886,350
Cubist Pharmaceuticals, Inc. (a)	9,500	203,395
Emergent BioSolutions, Inc. (a)	1,600	35,088
Genentech, Inc. (a)	252,690	20,528,536
Genomic Health, Inc. (a)	4,800	102,720
Genzyme Corp. (a)	138,100	9,517,852
Gilead Sciences, Inc. (a)	227,847	11,567,792
GTx, Inc. (a)(d)	60,617	669,212
Molecular Insight Pharmaceuticals, Inc. (a)(d)	7,967	21,192
Myriad Genetics, Inc. (a)	11,700	872,469
ONYX Pharmaceuticals, Inc. (a)	42,203	1,284,237
OSI Pharmaceuticals, Inc. (a)	21,900	779,640
PDL BioPharma, Inc.	68,426	439,295
Theravance, Inc. (a)	29,935	394,543
United Therapeutics Corp. (a)	31,400	2,133,630
		75,194,376
CHEMICALS - 0.3%
Fertilizers & Agricultural Chemicals - 0.3%
Monsanto Co.	11,400	867,084
Specialty Chemicals - 0.0%
Jubilant Organosys Ltd.	46,246	112,452
TOTAL CHEMICALS		979,536
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
PRG-Schultz International, Inc. (a)	2,500	7,825
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc. Class A (a)	279,255	617,154
Service Corp. International	13,200	60,060
Stewart Enterprises, Inc. Class A (d)	245,783	840,578
		1,517,792
FOOD & STAPLES RETAILING - 0.4%
Drug Retail - 0.4%
China Nepstar Chain Drugstore Ltd. ADR	8,700	33,147
CVS Caremark Corp.	51,700	1,389,696
		1,422,843

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 18.0%
Health Care Equipment - 15.1%
American Medical Systems Holdings, Inc. (a)	72,194	$ 772,476
Aspect Medical Systems, Inc. (a)	58,500	222,300
Baxter International, Inc.	294,241	17,257,235
Boston Scientific Corp. (a)	314,962	2,793,713
C.R. Bard, Inc.	3,200	273,824
China Medical Technologies, Inc. sponsored ADR	5,082	77,958
Conceptus, Inc. (a)	71,814	1,031,249
Covidien Ltd.	403,145	15,456,579
Electro-Optical Sciences, Inc. (a)	92,091	477,952
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(g)	60,018	184,188
warrants 8/2/12 (a)(g)	16,500	53,931
ev3, Inc. (a)	107,583	582,024
Golden Meditech Co. Ltd. (a)	1,760,000	160,107
Hospira, Inc. (a)	81,145	2,020,511
I-Flow Corp. (a)	9,500	39,045
Integra LifeSciences Holdings Corp. (a)	54,655	1,516,130
Invacare Corp.	6,802	129,646
Kinetic Concepts, Inc. (a)	33,900	816,990
Masimo Corp. (a)	22,900	635,933
Medtronic, Inc.	64,797	2,170,052
Meridian Bioscience, Inc.	7,800	165,828
Micrus Endovascular Corp. (a)	83,066	936,984
Mindray Medical International Ltd. sponsored ADR (d)	23,563	486,812
Natus Medical, Inc. (a)	439	3,398
NeuroMetrix, Inc. (a)	64,462	118,610
NuVasive, Inc. (a)	37,700	1,407,718
St. Jude Medical, Inc. (a)	93,900	3,415,143
Stryker Corp.	20,600	870,144
Syneron Medical Ltd. (a)	46,703	329,723
Wright Medical Group, Inc. (a)	42,800	887,672
		55,293,875
Health Care Supplies - 2.9%
Alcon, Inc.	187	16,015
Align Technology, Inc. (a)	51,431	405,276
Immucor, Inc. (a)	16,440	455,552
InfuSystems Holdings, Inc. (a)	453,700	807,586
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	41,900	2,305
Inverness Medical Innovations, Inc. (a)(d)	321,463	7,866,200
RTI Biologics, Inc. (a)	305,450	748,353
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	236,000	401,412
		10,702,699
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		65,996,574
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 20.1%
Health Care Distributors & Services - 1.5%
Henry Schein, Inc. (a)	30,003	$ 1,123,012
McKesson Corp.	76,500	3,381,300
Profarma Distribuidora de Produtos Farmaceuticos SA	464,800	1,141,966
		5,646,278
Health Care Facilities - 1.2%
Hanger Orthopedic Group, Inc. (a)	137,565	1,877,762
Sun Healthcare Group, Inc. (a)	96,469	1,092,994
Tenet Healthcare Corp. (a)	126,100	134,927
Universal Health Services, Inc. Class B	38,159	1,444,318
		4,550,001
Health Care Services - 10.0%
athenahealth, Inc. (a)	33,200	1,197,856
Diagnosticos da America SA	23,500	226,795
Emergency Medical Services Corp. Class A (a)	100	3,352
Express Scripts, Inc. (a)	164,417	8,839,058
Fresenius Medical Care AG sponsored ADR	24,900	1,114,524
Genoptix, Inc. (a)	15,800	535,620
Health Grades, Inc. (a)	335,498	785,065
Healthways, Inc. (a)	34,800	480,936
IPC The Hospitalist Co., Inc.	7,940	151,972
Laboratory Corp. of America Holdings (a)	30,400	1,799,680
LHC Group, Inc. (a)	30,500	811,605
Medco Health Solutions, Inc. (a)	436,020	19,590,379
NightHawk Radiology Holdings, Inc. (a)	186,681	795,261
Rural/Metro Corp. (a)	95,400	156,456
Virtual Radiologic Corp. (a)(d)	12,100	97,163
		36,585,722
Managed Health Care - 7.4%
Coventry Health Care, Inc. (a)	10,800	163,404
Health Net, Inc. (a)	56,200	822,206
Humana, Inc. (a)	149,190	5,658,777
UnitedHealth Group, Inc.	364,409	10,323,707
Universal American Financial Corp. (a)	37,394	369,079
WellPoint, Inc. (a)	237,100	9,827,795
		27,164,968
TOTAL HEALTH CARE PROVIDERS & SERVICES		73,946,969
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
HLTH Corp. (a)	3,904	44,428

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 2.9%
Life Sciences Tools & Services - 2.9%
Albany Molecular Research, Inc. (a)	2,330	$ 19,968
Bruker BioSciences Corp. (a)	78,987	318,318
Charles River Laboratories International, Inc. (a)	3,785	92,392
Illumina, Inc. (a)(d)	148,544	4,064,164
Lonza Group AG	9,546	873,205
Luminex Corp. (a)	1,600	32,592
Millipore Corp. (a)	20,600	1,136,296
PAREXEL International Corp. (a)	15,250	150,823
QIAGEN NV (a)	153,000	2,623,950
Thermo Fisher Scientific, Inc. (a)	23,168	832,426
Waters Corp. (a)	17,200	622,124
		10,766,258
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Nutraceutical International Corp. (a)	8,700	76,038
PHARMACEUTICALS - 35.0%
Pharmaceuticals - 35.0%
Abbott Laboratories	185,763	10,298,701
Allergan, Inc.	159,588	6,083,495
Auxilium Pharmaceuticals, Inc. (a)	33,300	1,017,648
Bristol-Myers Squibb Co.	379,525	8,125,630
China Shineway Pharmaceutical Group Ltd.	566,000	317,542
Elan Corp. PLC sponsored ADR (a)	23,000	166,290
Eli Lilly & Co.	15,000	552,300
Johnson & Johnson	120,442	6,948,299
Merck & Co., Inc.	828,691	23,659,128
Pfizer, Inc.	1,646,421	24,004,818
Piramal Healthcare Ltd.	25,301	108,808
Schering-Plough Corp.	731,700	12,848,652
Shire PLC sponsored ADR	58,500	2,554,695
Teva Pharmaceutical Industries Ltd. sponsored ADR	108,782	4,509,014
Valeant Pharmaceuticals International (a)(d)	40,900	887,530
Wyeth	583,295	25,064,182
XenoPort, Inc. (a)	52,553	1,372,684
		128,519,416
TOTAL COMMON STOCKS (Cost $371,991,002)		358,472,055
Convertible Preferred Stocks - 0.2%

PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Mylan, Inc. 6.50% (Cost $610,071)	1,000	740,100
Corporate Bonds - 0.6%
	Principal Amount	Value
Convertible Bonds - 0.3%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Theravance, Inc. 3% 1/15/15	$ 400,000	$ 256,120
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Lincare Holdings, Inc. 2.75% 11/1/37	1,030,000	827,914
TOTAL CONVERTIBLE BONDS		1,084,034
Nonconvertible Bonds - 0.3%
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
DASA Finance Corp. 8.75% 5/29/18 (e)	640,000	518,400
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 6.1488% 11/15/11 (f)	925,000	684,500
TOTAL NONCONVERTIBLE BONDS		1,202,900
TOTAL CORPORATE BONDS (Cost $2,408,051)		2,286,934
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	6,445,427	6,445,427
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	11,112,325	11,112,325
TOTAL MONEY MARKET FUNDS (Cost $17,557,752)		17,557,752
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $392,566,876)		379,056,841
NET OTHER ASSETS - (3.2)%		(11,644,783)
NET ASSETS - 100%		$ 367,412,058
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $518,400 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $238,119 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 6
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 17
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,928
Fidelity Securities Lending Cash Central Fund	100,934
Total	$ 164,862
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 379,056,841	$ 374,545,117	$ 4,511,724	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,700,625) - See accompanying schedule: Unaffiliated issuers (cost $375,009,124)	$ 361,499,089
Fidelity Central Funds (cost $17,557,752)	17,557,752
Total Investments (cost $392,566,876)		$ 379,056,841
Foreign currency held at value (cost $189)		170
Receivable for investments sold		5,732,153
Receivable for fund shares sold		358,033
Dividends receivable		266,124
Interest receivable		29,085
Distributions receivable from Fidelity Central Funds		19,786
Prepaid expenses		4,378
Other receivables		41,690
Total assets		385,508,260

Liabilities
Payable for investments purchased	$ 5,676,643
Payable for fund shares redeemed	834,424
Accrued management fee	173,622
Distribution fees payable	152,356
Other affiliated payables	101,393
Other payables and accrued expenses	45,439
Collateral on securities loaned, at value	11,112,325
Total liabilities		18,096,202

Net Assets		$ 367,412,058
Net Assets consist of:
Paid in capital		$ 458,911,364
Accumulated net investment loss		(519,772)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,456,142)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,523,392)
Net Assets		$ 367,412,058

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($163,536,868 ÷ 10,966,366 shares)	$ 14.91

Maximum offering price per share (100/94.25 of $14.91)	$ 15.82
Class T: Net Asset Value and redemption price per share ($100,104,105 ÷ 6,887,501 shares)	$ 14.53

Maximum offering price per share (100/96.50 of $14.53)	$ 15.06
Class B: Net Asset Value and offering price per share ($32,462,061 ÷ 2,362,439 shares)A	$ 13.74

Class C: Net Asset Value and offering price per share ($58,799,603 ÷ 4,289,694 shares)A	$ 13.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,509,421 ÷ 810,021 shares)	$ 15.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Health Care

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 2,350,319
Interest		64,021
Income from Fidelity Central Funds		164,862
Total income		2,579,202

Expenses
Management fee	$ 1,187,069
Transfer agent fees	631,728
Distribution fees	1,057,839
Accounting and security lending fees	83,922
Custodian fees and expenses	42,701
Independent trustees' compensation	1,238
Registration fees	42,540
Audit	31,129
Legal	2,246
Miscellaneous	27,376
Total expenses before reductions	3,107,788
Expense reductions	(8,885)	3,098,903
Net investment income (loss)		(519,701)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(75,210,737)
Foreign currency transactions	(116,636)
Total net realized gain (loss)		(75,327,373)
Change in net unrealized appreciation (depreciation) on: Investment securities	(42,980,174)
Assets and liabilities in foreign currencies	(7,220)
Total change in net unrealized appreciation (depreciation)		(42,987,394)
Net gain (loss)		(118,314,767)
Net increase (decrease) in net assets resulting from operations		$ (118,834,468)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (519,701)	$ (2,555,905)
Net realized gain (loss)	(75,327,373)	27,558,745
Change in net unrealized appreciation (depreciation)	(42,987,394)	(58,670,581)
Net increase (decrease) in net assets resulting from operations	(118,834,468)	(33,667,741)
Distributions to shareholders from net realized gain	(9,966,416)	(58,232,148)
Share transactions - net increase (decrease)	(25,464,935)	(48,796,453)
Redemption fees	5,696	7,557
Total increase (decrease) in net assets	(154,260,123)	(140,688,785)

Net Assets
Beginning of period	521,672,181	662,360,966
End of period (including accumulated net investment loss of $519,772 and accumulated net investment loss of $71, respectively)	$ 367,412,058	$ 521,672,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 22.90	$ 23.77	$ 22.94	$ 18.91	$ 18.29
Income from Investment Operations
Net investment income (loss) E	- I	(.03)	(.03)	(.09)	(.05)	(.05)
Net realized and unrealized gain (loss)	(4.44)	(1.08)	1.91	.96	4.08	.67
Total from investment operations	(4.44)	(1.11)	1.88	.87	4.03	.62
Distributions from net realized gain	(.37)	(2.07)	(2.75)	(.04)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.91	$ 19.72	$ 22.90	$ 23.77	$ 22.94	$ 18.91
Total Return B, C, D	(22.95)%	(5.64)%	8.54%	3.79%	21.31%	3.39%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.20%	1.22%	1.25%	1.28%	1.32%
Expenses net of fee waivers, if any	1.22% A	1.20%	1.22%	1.25%	1.28%	1.32%
Expenses net of all reductions	1.22% A	1.19%	1.21%	1.21%	1.26%	1.29%
Net investment income (loss)	.01% A	(.13)%	(.14)%	(.38)%	(.22)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,537	$ 220,888	$ 234,656	$ 199,221	$ 139,158	$ 104,258
Portfolio turnover rate G	185% A	134%	141%	99%	71%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 19.26	$ 22.39	$ 23.26	$ 22.50	$ 18.60	$ 18.03
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.09)	(.15)	(.09)	(.09)
Net realized and unrealized gain (loss)	(4.34)	(1.06)	1.87	.95	3.99	.66
Total from investment operations	(4.36)	(1.14)	1.78	.80	3.90	.57
Distributions from net realized gain	(.37)	(1.99)	(2.65)	(.04)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.53	$ 19.26	$ 22.39	$ 23.26	$ 22.50	$ 18.60
Total Return B, C, D	(23.08)%	(5.86)%	8.25%	3.55%	20.97%	3.16%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48% A	1.46%	1.48%	1.50%	1.53%	1.56%
Expenses net of fee waivers, if any	1.48% A	1.46%	1.48%	1.50%	1.53%	1.56%
Expenses net of all reductions	1.47% A	1.45%	1.47%	1.47%	1.51%	1.53%
Net investment income (loss)	(.25)% A	(.40)%	(.40)%	(.63)%	(.47)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,104	$ 143,237	$ 186,628	$ 218,280	$ 243,353	$ 243,176
Portfolio turnover rate G	185% A	134%	141%	99%	71%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.27	$ 21.29	$ 22.17	$ 21.55	$ 17.91	$ 17.45
Income from Investment Operations
Net investment income (loss) E	(.06)	(.18)	(.20)	(.25)	(.19)	(.18)
Net realized and unrealized gain (loss)	(4.10)	(.99)	1.79	.91	3.83	.64
Total from investment operations	(4.16)	(1.17)	1.59	.66	3.64	.46
Distributions from net realized gain	(.37)	(1.85)	(2.47)	(.04)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.74	$ 18.27	$ 21.29	$ 22.17	$ 21.55	$ 17.91
Total Return B, C, D	(23.24)%	(6.30)%	7.66%	3.06%	20.32%	2.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97% A	1.95%	1.99%	2.01%	2.04%	2.06%
Expenses net of fee waivers, if any	1.97% A	1.95%	1.99%	2.01%	2.04%	2.06%
Expenses net of all reductions	1.96% A	1.94%	1.98%	1.98%	2.01%	2.03%
Net investment income (loss)	(.74)% A	(.89)%	(.91)%	(1.14)%	(.98)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,462	$ 55,589	$ 113,384	$ 180,364	$ 266,319	$ 285,299
Portfolio turnover rate G	185% A	134%	141%	99%	71%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.23	$ 21.29	$ 22.24	$ 21.61	$ 17.94	$ 17.47
Income from Investment Operations
Net investment income (loss) E	(.06)	(.17)	(.19)	(.24)	(.17)	(.17)
Net realized and unrealized gain (loss)	(4.09)	(1.00)	1.79	.91	3.84	.64
Total from investment operations	(4.15)	(1.17)	1.60	.67	3.67	.47
Distributions from net realized gain	(.37)	(1.89)	(2.55)	(.04)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.71	$ 18.23	$ 21.29	$ 22.24	$ 21.61	$ 17.94
Total Return B, C, D	(23.24)%	(6.31)%	7.75%	3.10%	20.46%	2.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97% A	1.94%	1.94%	1.94%	1.97%	2.00%
Expenses net of fee waivers, if any	1.97% A	1.94%	1.94%	1.94%	1.97%	2.00%
Expenses net of all reductions	1.97% A	1.94%	1.93%	1.91%	1.94%	1.97%
Net investment income (loss)	(.74)% A	(.88)%	(.86)%	(1.07)%	(.91)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,800	$ 83,133	$ 105,519	$ 115,644	$ 131,277	$ 130,184
Portfolio turnover rate G	185% A	134%	141%	99%	71%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.39	$ 23.62	$ 24.43	$ 23.48	$ 19.28	$ 18.58
Income from Investment Operations
Net investment income (loss) D	.02	.03	.05	- H	.04	.03
Net realized and unrealized gain (loss)	(4.60)	(1.12)	1.96	.99	4.16	.67
Total from investment operations	(4.58)	(1.09)	2.01	.99	4.20	.70
Distributions from net realized gain	(.37)	(2.14)	(2.82)	(.04)	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 15.44	$ 20.39	$ 23.62	$ 24.43	$ 23.48	$ 19.28
Total Return B, C	(22.88)%	(5.36)%	8.90%	4.21%	21.78%	3.77%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.93%	.88%	.86%	.88%	.91%
Expenses net of fee waivers, if any	.97% A	.93%	.88%	.86%	.88%	.91%
Expenses net of all reductions	.97% A	.92%	.87%	.83%	.85%	.88%
Net investment income (loss)	.26% A	.14%	.19%	.01%	.18%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,509	$ 18,825	$ 22,174	$ 20,652	$ 19,698	$ 20,358
Portfolio turnover rate F	185% A	134%	141%	99%	71%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 24,941,737
Unrealized depreciation	(47,637,581)
Net unrealized appreciation (depreciation)	$ (22,695,844)
Cost for federal income tax purposes	$ 401,752,685

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Health Care

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $390,182,116 and $425,181,353, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 228,249	$ 4,554
Class T	.25%	.25%	287,746	1,674
Class B	.75%	.25%	206,275	154,706
Class C	.75%	.25%	335,569	14,812
			$ 1,057,839	$ 175,746

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,737
Class T	7,641
Class B*	36,712
Class C*	1,541
$ 59,631

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 271,784.30
Class T	176,265.31
Class B	61,339.30
Class C	99,935.30
Institutional Class	22,405.30
	$ 631,728

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,032 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $534 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $100,934.

Health Care

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,073 for the period. In addition through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 754
Institutional Class	58
$ 812

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net realized gain
Class A	$ 4,165,896	$ 21,294,782
Class T	2,716,500	16,323,384
Class B	1,072,948	9,098,884
Class C	1,667,891	9,241,641
Institutional Class	343,181	2,273,457
Total	$ 9,966,416	$ 58,232,148

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,255,680	3,081,992	$ 20,644,833	$ 65,718,810
Reinvestment of distributions	190,190	845,716	3,682,080	18,561,495
Shares redeemed	(1,678,837)	(2,977,484)	(26,607,764)	(63,109,379)
Net increase (decrease)	(232,967)	950,224	$ (2,280,851)	$ 21,170,926
Class T
Shares sold	334,849	746,344	$ 5,272,858	$ 15,578,653
Reinvestment of distributions	135,003	718,829	2,550,205	15,418,473
Shares redeemed	(1,020,577)	(2,364,110)	(15,838,024)	(48,580,585)
Net increase (decrease)	(550,725)	(898,937)	$ (8,014,961)	$ (17,583,459)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class B
Shares sold	123,423	261,619	$ 1,893,033	$ 5,241,565
Reinvestment of distributions	53,957	400,851	965,289	8,175,269
Shares redeemed	(857,593)	(2,945,003)	(12,895,613)	(58,341,596)
Net increase (decrease)	(680,213)	(2,282,533)	$ (10,037,291)	$ (44,924,762)
Class C
Shares sold	219,658	383,741	$ 3,345,650	$ 7,630,409
Reinvestment of distributions	74,490	358,758	1,329,646	7,307,934
Shares redeemed	(565,623)	(1,138,609)	(8,268,501)	(22,157,508)
Net increase (decrease)	(271,475)	(396,110)	$ (3,593,205)	$ (7,219,165)
Institutional Class
Shares sold	118,404	423,102	$ 2,134,553	$ 9,559,061
Reinvestment of distributions	12,578	64,316	251,944	1,455,613
Shares redeemed	(244,353)	(503,017)	(3,925,124)	(11,254,667)
Net increase (decrease)	(113,371)	(15,599)	$ (1,538,627)	$ (239,993)

Health Care

Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.21%
Actual		$ 1,000.00	$ 588.10	$ 4.84
Hypothetical A		$ 1,000.00	$ 1,019.11	$ 6.16
Class T	1.46%
Actual		$ 1,000.00	$ 587.30	$ 5.84
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.43
Class B	1.97%
Actual		$ 1,000.00	$ 585.70	$ 7.87
Hypothetical A		$ 1,000.00	$ 1,015.27	$ 10.01
Class C	1.96%
Actual		$ 1,000.00	$ 585.70	$ 7.83
Hypothetical A		$ 1,000.00	$ 1,015.32	$ 9.96
Institutional Class	.95%
Actual		$ 1,000.00	$ 588.60	$ 3.80
Hypothetical A		$ 1,000.00	$ 1,020.42	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Industrials

Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	6.9	5.2
Honeywell International, Inc.	6.4	4.6
Danaher Corp.	4.0	3.3
Union Pacific Corp.	4.0	3.7
Lockheed Martin Corp.	3.9	3.7
The Boeing Co.	3.9	0.0
Cummins, Inc.	3.3	3.5
Emerson Electric Co.	3.3	1.7
Deere & Co.	3.1	1.4
Siemens AG sponsored ADR	3.1	2.7
	41.9
Top Industries (% of fund's net assets)
As of January 31, 2009
Aerospace & Defense	28.6%
Machinery	18.4%
Electrical Equipment	10.5%
Road & Rail	9.1%
Industrial Conglomerates	7.8%
All Others*	25.6%

As of July 31, 2008
Machinery	23.2%
Aerospace & Defense	16.4%
Electrical Equipment	11.7%
Industrial Conglomerates	10.7%
Road & Rail	10.0%
All Others*	28.0%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Industrials Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
AEROSPACE & DEFENSE - 28.6%
Aerospace & Defense - 28.6%
Honeywell International, Inc.	422,500	$ 13,862,225
Lockheed Martin Corp.	104,500	8,573,180
Northrop Grumman Corp.	96,200	4,629,144
Precision Castparts Corp.	70,800	4,598,460
Raytheon Co.	129,500	6,555,290
Stanley, Inc. (a)	20,000	605,200
The Boeing Co.	200,600	8,487,386
United Technologies Corp.	312,600	15,001,671
		62,312,556
AIR FREIGHT & LOGISTICS - 6.7%
Air Freight & Logistics - 6.7%
C.H. Robinson Worldwide, Inc.	45,600	2,096,688
FedEx Corp.	91,100	4,640,634
United Parcel Service, Inc. Class B	155,500	6,607,195
UTI Worldwide, Inc.	112,700	1,235,192
		14,579,709
AUTO COMPONENTS - 2.5%
Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.	169,400	2,119,194
Tires & Rubber - 1.5%
The Goodyear Tire & Rubber Co. (a)	549,700	3,391,649
TOTAL AUTO COMPONENTS		5,510,843
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Renault SA	21,400	415,360
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
Masco Corp.	421,600	3,296,912
Owens Corning (a)	49,461	659,810
USG Corp. (a)(d)	108,300	705,033
		4,661,755
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
Albemarle Corp.	28,600	636,350
Nalco Holding Co.	105,200	1,032,012
W.R. Grace & Co. (a)	160,900	928,393
		2,596,755
COMMERCIAL SERVICES & SUPPLIES - 2.4%
Environmental & Facility Services - 2.0%
Republic Services, Inc.	169,560	4,384,822
Office Services & Supplies - 0.4%
United Stationers, Inc. (a)	30,800	862,708
TOTAL COMMERCIAL SERVICES & SUPPLIES		5,247,530

	Shares	Value
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Martin Marietta Materials, Inc. (d)	7,000	$ 563,640
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
Brinks Home Security Holdings, Inc. (a)	65,010	1,486,779
ELECTRICAL EQUIPMENT - 10.5%
Electrical Components & Equipment - 9.9%
Acuity Brands, Inc.	73,242	1,968,013
AMETEK, Inc.	130,100	4,157,996
Cooper Industries Ltd. Class A	172,000	4,628,520
Emerson Electric Co.	217,320	7,106,364
Ener1, Inc. (a)(d)	93,573	420,143
Regal-Beloit Corp.	6,800	230,928
Rockwell Automation, Inc.	70,700	1,841,028
Saft Groupe SA	45,000	1,105,027
		21,458,019
Heavy Electrical Equipment - 0.6%
Vestas Wind Systems AS (a)	27,342	1,335,600
TOTAL ELECTRICAL EQUIPMENT		22,793,619
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Itron, Inc. (a)(d)	20,400	1,332,120
HOUSEHOLD DURABLES - 0.2%
Homebuilding - 0.2%
Centex Corp.	49,000	416,990
INDUSTRIAL CONGLOMERATES - 7.8%
Industrial Conglomerates - 7.8%
General Electric Co.	300,700	3,647,491
McDermott International, Inc. (a)	26,700	276,879
Siemens AG sponsored ADR (d)	119,435	6,695,526
Textron, Inc.	108,300	977,949
Tyco International Ltd.	262,725	5,522,480
		17,120,325
MACHINERY - 18.4%
Construction & Farm Machinery & Heavy Trucks - 10.7%
Cummins, Inc.	298,532	7,158,797
Deere & Co.	193,000	6,704,820
Manitowoc Co., Inc.	195,000	1,072,500
Navistar International Corp. (a)	123,500	3,750,695
PACCAR, Inc.	100,500	2,652,195
Terex Corp. (a)	91,200	1,079,808
Toro Co.	27,000	799,470
		23,218,285
Industrial Machinery - 7.7%
Danaher Corp.	157,400	8,803,382
Eaton Corp.	66,900	2,944,938
Ingersoll-Rand Co. Ltd. Class A	107,400	1,740,954
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Parker Hannifin Corp.	72,800	$ 2,781,688
Sulzer AG (Reg.)	11,212	560,648
		16,831,610
TOTAL MACHINERY		40,049,895
MARINE - 0.4%
Marine - 0.4%
Safe Bulkers, Inc.	74,000	470,640
Ultrapetrol (Bahamas) Ltd. (a)	175,033	399,075
		869,715
PAPER & FOREST PRODUCTS - 0.5%
Forest Products - 0.5%
Weyerhaeuser Co.	40,400	1,104,536
PROFESSIONAL SERVICES - 1.6%
Human Resource & Employment Services - 0.7%
Manpower, Inc.	53,900	1,533,994
Research & Consulting Services - 0.9%
Equifax, Inc.	82,700	2,044,344
TOTAL PROFESSIONAL SERVICES		3,578,338
ROAD & RAIL - 9.1%
Railroads - 7.2%
CSX Corp.	86,700	2,510,832
Norfolk Southern Corp.	115,810	4,442,472
Union Pacific Corp.	199,000	8,714,210
		15,667,514
Trucking - 1.9%
Con-way, Inc.	68,500	1,509,055
Landstar System, Inc.	33,700	1,208,819
Old Dominion Freight Lines, Inc. (a)	53,836	1,350,207
		4,068,081
TOTAL ROAD & RAIL		19,735,595
TRADING COMPANIES & DISTRIBUTORS - 2.0%
Trading Companies & Distributors - 2.0%
Rush Enterprises, Inc. Class A (a)	298,277	2,714,321
W.W. Grainger, Inc.	23,500	1,714,325
		4,428,646

	Shares	Value
TRANSPORTATION INFRASTRUCTURE - 1.0%
Marine Ports & Services - 1.0%
Aegean Marine Petroleum Network, Inc.	125,700	$ 2,150,727
TOTAL COMMON STOCKS (Cost $286,212,035)		210,955,433
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $77,750)	$ 2,690,000	53,800
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	4,802,160	4,802,160
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	9,073,150	9,073,150
TOTAL MONEY MARKET FUNDS (Cost $13,875,310)		13,875,310
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $300,165,095)		224,884,543
NET OTHER ASSETS - (3.2)%		(6,980,493)
NET ASSETS - 100%		$ 217,904,050
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 77,978
Fidelity Securities Lending Cash Central Fund	106,663
Total	$ 184,641
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 224,884,543	$ 224,830,743	$ -	$ 53,800
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 33,625
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	20,175
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 53,800

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
Bermuda	5.4%
Germany	3.1%
Marshall Islands	1.2%
Others (individually less than 1%)	2.5%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $4,342,576 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,610,536) - See accompanying schedule: Unaffiliated issuers (cost $286,289,785)	$ 211,009,233
Fidelity Central Funds (cost $13,875,310)	13,875,310
Total Investments (cost $300,165,095)		$ 224,884,543
Cash		24,276
Receivable for investments sold		5,945,427
Receivable for fund shares sold		237,453
Dividends receivable		462,649
Distributions receivable from Fidelity Central Funds		23,361
Prepaid expenses		3,002
Other receivables		3,130
Total assets		231,583,841

Liabilities
Payable for investments purchased	$ 3,772,426
Payable for fund shares redeemed	538,386
Accrued management fee	110,686
Distribution fees payable	91,886
Other affiliated payables	65,991
Other payables and accrued expenses	27,266
Collateral on securities loaned, at value	9,073,150
Total liabilities		13,679,791

Net Assets		$ 217,904,050
Net Assets consist of:
Paid in capital		$ 379,882,302
Distributions in excess of net investment income		(351,485)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(86,340,461)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(75,286,306)
Net Assets		$ 217,904,050

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($106,667,471 ÷ 8,336,497 shares)	$ 12.80

Maximum offering price per share (100/94.25 of $12.80)	$ 13.58
Class T: Net Asset Value and redemption price per share ($46,200,842 ÷ 3,656,058 shares)	$ 12.64

Maximum offering price per share (100/96.50 of $12.64)	$ 13.10
Class B: Net Asset Value and offering price per share ($21,553,504 ÷ 1,779,754 shares)A	$ 12.11

Class C: Net Asset Value and offering price per share ($31,111,023 ÷ 2,562,744 shares)A	$ 12.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,371,210 ÷ 935,912 shares)	$ 13.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 2,833,266
Interest		4
Income from Fidelity Central Funds		184,641
Total income		3,017,911

Expenses
Management fee	$ 833,537
Transfer agent fees	424,742
Distribution fees	685,690
Accounting and security lending fees	59,123
Custodian fees and expenses	11,037
Independent trustees' compensation	883
Registration fees	51,664
Audit	28,305
Legal	1,157
Miscellaneous	14,454
Total expenses before reductions	2,110,592
Expense reductions	(4,488)	2,106,104
Net investment income (loss)		911,807
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(81,413,113)
Foreign currency transactions	38,375
Total net realized gain (loss)		(81,374,738)
Change in net unrealized appreciation (depreciation) on: Investment securities	(86,879,601)
Assets and liabilities in foreign currencies	(4,951)
Total change in net unrealized appreciation (depreciation)		(86,884,552)
Net gain (loss)		(168,259,290)
Net increase (decrease) in net assets resulting from operations		$ (167,347,483)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 911,807	$ 880,536
Net realized gain (loss)	(81,374,738)	5,734,188
Change in net unrealized appreciation (depreciation)	(86,884,552)	(28,847,344)
Net increase (decrease) in net assets resulting from operations	(167,347,483)	(22,232,620)
Distributions to shareholders from net investment income	(1,756,118)	-
Distributions to shareholders from net realized gain	(285,855)	(36,229,373)
Total distributions	(2,041,973)	(36,229,373)
Share transactions - net increase (decrease)	(17,971,539)	109,034,065
Redemption fees	7,338	14,921
Total increase (decrease) in net assets	(187,353,657)	50,586,993

Net Assets
Beginning of period	405,257,707	354,670,714
End of period (including distributions in excess of net investment income of $351,485 and undistributed net investment income of $809,200, respectively)	$ 217,904,050	$ 405,257,707

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.97	$ 25.49	$ 22.16	$ 21.53	$ 18.10	$ 14.15
Income from Investment Operations
Net investment income (loss) E	.07	.11	.09	.08	.02	(.02)
Net realized and unrealized gain (loss)	(9.09)	(1.17)	5.11	1.63	4.35	3.96
Total from investment operations	(9.02)	(1.06)	5.20	1.71	4.37	3.94
Distributions from net investment income	(.13)	-	(.06)	-	-	-
Distributions from net realized gain	(.02)	(2.46)	(1.81)	(1.08)	(.94)	-
Total distributions	(.15)	(2.46)	(1.87)	(1.08)	(.94)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 12.80	$ 21.97	$ 25.49	$ 22.16	$ 21.53	$ 18.10
Total Return B,C,D	(41.19)%	(4.71)%	25.13%	8.40%	25.04%	27.92%
Ratios to Average Net Assets F,H
Expenses before reductions	1.21% A	1.17%	1.21%	1.26%	1.34%	1.65%
Expenses net of fee waivers, if any	1.21% A	1.17%	1.21%	1.26%	1.34%	1.50%
Expenses net of all reductions	1.21% A	1.16%	1.21%	1.24%	1.29%	1.47%
Net investment income (loss)	.83% A	.46%	.38%	.34%	.09%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,667	$ 188,859	$ 157,451	$ 99,255	$ 40,264	$ 12,612
Portfolio turnover rate G	149% A	91%	130%	94%	116%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.67	$ 25.17	$ 21.86	$ 21.27	$ 17.90	$ 14.02
Income from Investment Operations
Net investment income (loss) E	.05	.05	.03	.02	(.03)	(.06)
Net realized and unrealized gain (loss)	(8.98)	(1.15)	5.05	1.61	4.31	3.93
Total from investment operations	(8.93)	(1.10)	5.08	1.63	4.28	3.87
Distributions from net investment income	(.08)	-	(.03)	-	-	-
Distributions from net realized gain	(.02)	(2.40)	(1.74)	(1.04)	(.91)	-
Total distributions	(.10)	(2.40)	(1.77)	(1.04)	(.91)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 12.64	$ 21.67	$ 25.17	$ 21.86	$ 21.27	$ 17.90
Total Return B,C,D	(41.27)%	(4.96)%	24.82%	8.13%	24.78%	27.67%
Ratios to Average Net Assets F,H
Expenses before reductions	1.46% A	1.41%	1.46%	1.49%	1.57%	1.90%
Expenses net of fee waivers, if any	1.46% A	1.41%	1.46%	1.49%	1.57%	1.75%
Expenses net of all reductions	1.46% A	1.41%	1.46%	1.47%	1.52%	1.72%
Net investment income (loss)	.58% A	.21%	.13%	.11%	(.14)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,201	$ 85,025	$ 75,530	$ 55,936	$ 40,126	$ 13,089
Portfolio turnover rate G	149% A	91%	130%	94%	116%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.74	$ 24.19	$ 21.02	$ 20.55	$ 17.27	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.01	(.07)	(.09)	(.09)	(.13)	(.14)
Net realized and unrealized gain (loss)	(8.60)	(1.10)	4.87	1.55	4.17	3.79
Total from investment operations	(8.59)	(1.17)	4.78	1.46	4.04	3.65
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(2.28)	(1.61)	(.99)	(.76)	-
Total distributions	(.04)	(2.28)	(1.61)	(.99)	(.76)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 12.11	$ 20.74	$ 24.19	$ 21.02	$ 20.55	$ 17.27
Total Return B,C,D	(41.43)%	(5.46)%	24.18%	7.54%	24.12%	26.89%
Ratios to Average Net Assets F,H
Expenses before reductions	1.97% A	1.95%	2.00%	2.04%	2.11%	2.37%
Expenses net of fee waivers, if any	1.97% A	1.95%	2.00%	2.04%	2.11%	2.25%
Expenses net of all reductions	1.97% A	1.95%	2.00%	2.02%	2.07%	2.22%
Net investment income (loss)	.07% A	(.33)%	(.41)%	(.44)%	(.68)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,554	$ 39,989	$ 44,330	$ 37,082	$ 32,242	$ 14,722
Portfolio turnover rate G	149% A	91%	130%	94%	116%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.79	$ 24.26	$ 21.16	$ 20.68	$ 17.36	$ 13.67
Income from Investment Operations
Net investment income (loss) E	.01	(.06)	(.08)	(.08)	(.12)	(.14)
Net realized and unrealized gain (loss)	(8.62)	(1.11)	4.88	1.56	4.19	3.82
Total from investment operations	(8.61)	(1.17)	4.80	1.48	4.07	3.68
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(2.30)	(1.70)	(1.00)	(.75)	-
Total distributions	(.04)	(2.30)	(1.70)	(1.00)	(.75)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 12.14	$ 20.79	$ 24.26	$ 21.16	$ 20.68	$ 17.36
Total Return B,C,D	(41.43)%	(5.44)%	24.25%	7.59%	24.16%	26.99%
Ratios to Average Net Assets F,H
Expenses before reductions	1.96% A	1.91%	1.94%	1.99%	2.07%	2.28%
Expenses net of fee waivers, if any	1.96% A	1.91%	1.94%	1.99%	2.07%	2.25%
Expenses net of all reductions	1.96% A	1.90%	1.94%	1.97%	2.02%	2.22%
Net investment income (loss)	.08% A	(.28)%	(.35)%	(.38)%	(.64)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,111	$ 57,742	$ 57,862	$ 42,363	$ 20,595	$ 9,507
Portfolio turnover rate G	149% A	91%	130%	94%	116%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 22.72	$ 26.26	$ 22.77	$ 22.06	$ 18.48	$ 14.41
Income from Investment Operations
Net investment income (loss) D	.10	.18	.16	.16	.07	.02
Net realized and unrealized gain (loss)	(9.41)	(1.19)	5.27	1.66	4.46	4.04
Total from investment operations	(9.31)	(1.01)	5.43	1.82	4.53	4.06
Distributions from net investment income	(.17)	-	(.13)	-	-	-
Distributions from net realized gain	(.02)	(2.53)	(1.81)	(1.11)	(.95)	-
Total distributions	(.19)	(2.53)	(1.94)	(1.11)	(.95)	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 13.22	$ 22.72	$ 26.26	$ 22.77	$ 22.06	$ 18.48
Total Return B,C	(41.14)%	(4.40)%	25.53%	8.73%	25.41%	28.24%
Ratios to Average Net Assets E,G
Expenses before reductions	.95% A	.88%	.92%	.91%	1.06%	1.38%
Expenses net of fee waivers, if any	.95% A	.88%	.92%	.91%	1.06%	1.25%
Expenses net of all reductions	.94% A	.87%	.91%	.89%	1.01%	1.22%
Net investment income (loss)	1.09% A	.75%	.67%	.69%	.37%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,371	$ 33,642	$ 19,498	$ 13,043	$ 4,379	$ 1,490
Portfolio turnover rate F	149% A	91%	130%	94%	116%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Industrials

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,040,856
Unrealized depreciation	(87,292,321)
Net unrealized appreciation (depreciation)	$ (84,251,465)
Cost for federal income tax purposes	$ 309,136,008

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $221,386,538 and $236,099,271, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 175,177	$ 6,191
Class T	.25%	.25%	155,294	-
Class B	.75%	.25%	144,808	108,607
Class C	.75%	.25%	210,411	48,746
			$ 685,690	$ 163,544

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,587
Class T	5,801
Class B*	41,087
Class C*	9,508
$ 101,983

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Industrials

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 201,700.29
Class T	89,064.29
Class B	42,803.30
Class C	60,397.29
Institutional Class	30,778.27
	$ 424,742

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,287 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $382 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $106,663.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,319 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $169, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 1,066,448	$ -
Class T	306,371	-
Class B	68,325	-
Class C	103,234	-
Institutional Class	211,740	-
Total	$ 1,756,118	$ -
From net realized gain
Class A	$ 176,460	$ 16,681,692
Class T	79,143	7,329,611
Class B	-	4,260,086
Class C	-	5,759,702
Institutional Class	30,252	2,198,282
Total	$ 285,855	$ 36,229,373

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ende January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,645,541	3,949,728	$ 28,032,979	$ 92,641,467
Reinvestment of distributions	72,593	645,516	1,139,555	15,365,861
Shares redeemed	(1,977,652)	(2,176,163)	(30,968,780)	(50,202,759)
Net increase (decrease)	(259,518)	2,419,081	$ (1,796,246)	$ 57,804,569
Class T
Shares sold	714,268	1,380,018	$ 11,517,570	$ 31,838,651
Reinvestment of distributions	24,634	292,360	365,354	6,876,188
Shares redeemed	(1,006,037)	(750,047)	(15,619,525)	(16,849,781)
Net increase (decrease)	(267,135)	922,331	$ (3,736,601)	$ 21,865,058
Class B
Shares sold	217,093	453,829	$ 3,446,627	$ 10,091,104
Reinvestment of distributions	4,471	159,890	56,195	3,612,025
Shares redeemed	(369,787)	(518,209)	(5,472,537)	(11,329,079)
Net increase (decrease)	(148,223)	95,510	$ (1,969,715)	$ 2,374,050
Class C
Shares sold	382,764	947,863	$ 6,019,556	$ 21,153,831
Reinvestment of distributions	6,551	198,290	82,541	4,489,229
Shares redeemed	(603,563)	(754,472)	(8,871,423)	(16,433,752)
Net increase (decrease)	(214,248)	391,681	$ (2,769,326)	$ 9,209,308
Institutional Class
Shares sold	194,300	1,095,024	$ 3,444,229	$ 26,168,229
Reinvestment of distributions	10,868	66,827	192,321	1,640,412
Shares redeemed	(750,256)	(423,274)	(11,336,201)	(10,027,561)
Net increase (decrease)	(545,088)	738,577	$ (7,699,651)	$ 17,781,080

Industrials

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.22%
Actual		$ 1,000.00	$ 583.30	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.48%
Actual		$ 1,000.00	$ 582.40	$ 5.90
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.97%
Actual		$ 1,000.00	$ 580.80	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Class C	1.97%
Actual		$ 1,000.00	$ 580.70	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Institutional Class	.98%
Actual		$ 1,000.00	$ 583.70	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Technology

Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	7.9	4.3
QUALCOMM, Inc.	6.5	5.0
Microsoft Corp.	3.5	0.1
Hewlett-Packard Co.	3.4	0.3
Google, Inc. Class A (sub. vtg.)	3.2	1.0
ASML Holding NV (NY Shares)	2.8	0.7
Starent Networks Corp.	2.7	1.7
Visa, Inc.	2.4	2.1
Apple, Inc.	2.2	11.2
Intel Corp.	2.0	0.0
	36.6
Top Industries (% of fund's net assets)
As of January 31, 2009
Semiconductors & Semiconductor Equipment	25.8%
Communications Equipment	22.2%
Software	16.1%
Computers & Peripherals	9.7%
Electronic Equipment & Components	6.3%
All Others*	19.9%

As of July 31, 2008
Communications Equipment	23.6%
Semiconductors & Semiconductor Equipment	18.4%
Computers & Peripherals	16.9%
Software	15.7%
Health Care Equipment & Supplies	4.1%
All Others*	21.3%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Technology Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 22.0%
Communications Equipment - 22.0%
ADC Telecommunications, Inc. (a)	188,699	$ 956,704
ADVA AG Optical Networking (a)(d)	442,449	566,467
Alcatel-Lucent SA sponsored ADR (a)	14,300	28,171
Aruba Networks, Inc. (a)	9,800	26,166
AudioCodes Ltd. (a)	288,850	493,934
Balda AG (a)	111,500	69,949
Ciena Corp. (a)	99,200	619,008
Cisco Systems, Inc. (a)	1,678,700	25,130,140
Cogo Group, Inc. (a)	228,675	1,527,549
CommScope, Inc. (a)	68,000	980,560
Comverse Technology, Inc. (a)	457,700	2,892,664
Delta Networks, Inc.	1,493,000	208,456
F5 Networks, Inc. (a)	15,000	332,550
Infinera Corp. (a)	116,200	797,132
OZ Optics Ltd. unit (e)	68,000	320,960
Powerwave Technologies, Inc. (a)	731,000	328,950
QUALCOMM, Inc.	595,100	20,560,705
Research In Motion Ltd. (a)	46,900	2,598,260
Riverbed Technology, Inc. (a)	100	1,015
Sandvine Corp. (a)	1,587,300	880,503
Sandvine Corp. (U.K.) (a)	1,078,100	664,219
Sonus Networks, Inc. (a)	167,560	221,179
Starent Networks Corp. (a)	591,177	8,690,302
Tellabs, Inc. (a)	182,400	753,312
		69,648,855
COMPUTERS & PERIPHERALS - 9.7%
Computer Hardware - 7.9%
3PAR, Inc. (a)	5,900	50,091
Apple, Inc. (a)	77,355	6,972,006
Dell, Inc. (a)	323,200	3,070,400
Hewlett-Packard Co.	314,500	10,928,875
HTC Corp.	105,180	993,228
NCR Corp. (a)	95,000	1,192,250
Palm, Inc. (a)(d)	96,800	742,456
Stratasys, Inc. (a)(d)	108,790	1,165,141
		25,114,447
Computer Storage & Peripherals - 1.8%
Chicony Electronics Co. Ltd.	332,390	298,626
EMC Corp. (a)	142,600	1,574,304
SanDisk Corp. (a)	41,948	479,466
Seagate Technology	599,800	2,273,242
Synaptics, Inc. (a)(d)	29,700	700,029
Western Digital Corp. (a)	24,500	359,660
		5,685,327
TOTAL COMPUTERS & PERIPHERALS		30,799,774

	Shares	Value
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	40,900	$ 278,529
MasTec, Inc. (a)	14,500	154,135
		432,664
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	600	28,704
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Integrated Telecommunication Services - 0.1%
Vimpel Communications sponsored ADR	65,100	396,459
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 1.5%
centrotherm photovoltaics AG (a)(d)	1,273	24,594
Energy Conversion Devices, Inc. (a)(d)	20,400	513,468
First Solar, Inc. (a)	4,514	644,599
General Cable Corp. (a)(d)	69,600	1,145,616
JA Solar Holdings Co. Ltd. ADR (a)(d)	108,400	288,344
Neo-Neon Holdings Ltd.	3,757,000	565,653
Q-Cells SE (a)	1,200	29,498
Roth & Rau AG	1,516	25,252
Sunpower Corp. Class B (a)	32,844	867,738
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	37,700	354,757
Yingli Green Energy Holding Co. Ltd. ADR (a)	25,800	144,222
		4,603,741
ELECTRONIC EQUIPMENT & COMPONENTS - 6.3%
Electronic Components - 0.7%
Amphenol Corp. Class A	55,700	1,456,555
Everlight Electronics Co. Ltd.	587,376	775,980
Vishay Intertechnology, Inc. (a)	51,200	151,552
		2,384,087
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	9,100	164,528
China Security & Surveillance Technology, Inc. (a)(d)	161,734	889,537
Chroma ATE, Inc.	1,191,316	629,948
Comverge, Inc. (a)	10,189	46,768
Coretronic Corp.	270,300	144,273
FLIR Systems, Inc. (a)	21,700	541,849
Mettler-Toledo International, Inc. (a)	3,700	246,346
National Instruments Corp.	18,700	401,489
		3,064,738
Electronic Manufacturing Services - 1.3%
Flextronics International Ltd. (a)	614,000	1,602,540
Ju Teng International Holdings Ltd. (a)	1,328,000	314,073
Molex, Inc.	16,400	219,268
Multi-Fineline Electronix, Inc. (a)	27,589	511,224
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - continued
Trimble Navigation Ltd. (a)	68,400	$ 1,013,688
Tyco Electronics Ltd.	30,600	433,296
		4,094,089
Technology Distributors - 3.3%
Anixter International, Inc. (a)	12,100	326,458
Arrow Electronics, Inc. (a)	100,700	1,920,349
Avnet, Inc. (a)	163,600	3,242,552
Ingram Micro, Inc. Class A (a)	216,200	2,652,774
Synnex Technology International Corp.	956,000	1,063,582
WPG Holding Co. Ltd.	2,238,000	1,175,938
		10,381,653
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		19,924,567
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
IHS, Inc. Class A (a)	1,100	48,180
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Health Care Equipment - 1.0%
China Medical Technologies, Inc. sponsored ADR (d)	72,900	1,118,286
Golden Meditech Co. Ltd. (a)	2,168,000	197,222
I-Flow Corp. (a)	77,610	318,977
Mindray Medical International Ltd. sponsored ADR	200	4,132
Mingyuan Medicare Development Co. Ltd. (d)	33,580,000	1,575,017
		3,213,634
Health Care Supplies - 0.4%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	730,000	1,241,657
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,455,291
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc. (a)	600	21,648
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR	1,200	25,188
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
TomTom Group BV (a)	100	534
INTERNET & CATALOG RETAIL - 0.8%
Internet Retail - 0.8%
Amazon.com, Inc.	13,300	782,306

	Shares	Value
Expedia, Inc. (a)	112,760	$ 1,006,947
Priceline.com, Inc. (a)	9,612	644,869
		2,434,122
INTERNET SOFTWARE & SERVICES - 6.2%
Internet Software & Services - 6.2%
Ariba, Inc. (a)	148,308	1,133,073
Constant Contact, Inc. (a)	8,924	136,269
DealerTrack Holdings, Inc. (a)	12,300	140,097
eBay, Inc. (a)	95,000	1,141,900
Equinix, Inc. (a)(d)	36,000	1,920,600
Google, Inc. Class A (sub. vtg.) (a)	30,200	10,223,606
Omniture, Inc. (a)	34,800	316,332
Rackspace Hosting, Inc.	38,391	188,116
SAVVIS, Inc. (a)	8,900	56,782
Switch & Data Facilities Co., Inc. (a)	12,600	86,688
Tencent Holdings Ltd.	148,000	904,328
VeriSign, Inc. (a)	85,400	1,649,074
Yahoo!, Inc. (a)	136,400	1,599,972
		19,496,837
IT SERVICES - 4.0%
Data Processing & Outsourced Services - 3.6%
CyberSource Corp. (a)	31,895	380,507
Lender Processing Services, Inc.	42,400	1,099,008
MasterCard, Inc. Class A	17,400	2,362,572
Visa, Inc.	154,000	7,599,900
		11,441,987
IT Consulting & Other Services - 0.4%
China Information Security Technology, Inc. (a)(d)	8,917	27,286
SAIC, Inc. (a)	26,800	529,032
Satyam Computer Services Ltd. sponsored ADR	11,600	22,040
Yucheng Technologies Ltd. (a)	135,000	591,300
		1,169,658
TOTAL IT SERVICES		12,611,645
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. (a)	4,100	147,313
MACHINERY - 0.4%
Industrial Machinery - 0.4%
China Fire & Security Group, Inc. (a)(d)	24,900	164,838
Meyer Burger Technology AG (a)	270	20,601
Shin Zu Shing Co. Ltd.	438,424	961,351
		1,146,790
Common Stocks - continued
	Shares	Value
MEDIA - 1.4%
Advertising - 1.4%
AirMedia Group, Inc. ADR (a)	89,400	$ 440,742
VisionChina Media, Inc. ADR (a)(d)	617,500	3,816,150
		4,256,892
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	5,600	15,806
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.1%
Semiconductor Equipment - 8.9%
Aixtron AG	1,800	9,310
Amkor Technology, Inc. (a)	72,300	167,736
Applied Materials, Inc.	154,300	1,445,791
ASML Holding NV (NY Shares)	534,300	8,837,322
Cymer, Inc. (a)	101,200	2,064,480
FormFactor, Inc. (a)	63,400	986,504
Global Unichip Corp.	68,675	252,902
Inotera Memories, Inc. (a)	2,548,000	775,343
Lam Research Corp. (a)	198,500	4,011,685
LTX-Credence Corp. (a)	497,102	144,160
MEMC Electronic Materials, Inc. (a)	80,900	1,100,240
Photronics, Inc. (a)	82,700	131,493
Tessera Technologies, Inc. (a)	172,900	2,033,304
Varian Semiconductor Equipment Associates, Inc. (a)	248,900	4,739,056
Verigy Ltd. (a)	165,200	1,372,812
		28,072,138
Semiconductors - 16.2%
Advanced Semiconductor Engineering, Inc. sponsored ADR	625,980	1,001,568
Applied Micro Circuits Corp. (a)	8,650	34,600
ARM Holdings PLC sponsored ADR	219,200	878,992
Atheros Communications, Inc. (a)	72,400	869,524
Atmel Corp. (a)	257,400	859,716
AuthenTec, Inc. (a)	43,400	72,044
Cavium Networks, Inc. (a)	415,631	3,782,242
Cree, Inc. (a)(d)	137,650	2,743,365
Cypress Semiconductor Corp. (a)(d)	274,700	1,238,897
Diodes, Inc. (a)	39,100	253,368
Elan Microelectronics Corp.	195,000	141,131
ENE Technology, Inc.	69,415	65,437
Epistar Corp.	742,000	671,953
Fairchild Semiconductor International, Inc. (a)	316,600	1,440,530
Hynix Semiconductor, Inc. (a)	82,830	522,720
Integrated Device Technology, Inc. (a)	17,300	99,302
Intel Corp.	480,600	6,199,740
International Rectifier Corp. (a)	250,400	3,410,448
Intersil Corp. Class A	65,700	611,667
LSI Corp. (a)	323,800	1,029,684
Marvell Technology Group Ltd. (a)	397,400	2,897,046
Maxim Integrated Products, Inc.	74,900	990,927

	Shares	Value
Micron Technology, Inc. (a)	1,351,300	$ 5,026,836
Microsemi Corp. (a)	28,700	241,080
Monolithic Power Systems, Inc. (a)	27,700	336,555
MoSys, Inc. (a)	32,100	66,768
National Semiconductor Corp.	182,700	1,852,578
Netlogic Microsystems, Inc. (a)	15,600	330,876
NVIDIA Corp. (a)	286,800	2,280,060
PMC-Sierra, Inc. (a)	138,300	673,521
Power Integrations, Inc.	16,600	323,202
Powertech Technology, Inc.	239,000	323,000
Samsung Electronics Co. Ltd.	7,064	2,452,774
Semtech Corp. (a)	8,900	104,575
Siliconware Precision Industries Co. Ltd. sponsored ADR	266,400	1,100,232
SiRF Technology Holdings, Inc. (a)	102,200	104,244
Skyworks Solutions, Inc. (a)	187,400	809,568
Standard Microsystems Corp. (a)	22,400	310,240
Taiwan Semiconductor Manufacturing Co. Ltd.	1,496,000	1,829,041
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	224,700	1,694,238
Texas Instruments, Inc.	105,400	1,575,730
TriQuint Semiconductor, Inc. (a)	31,500	63,630
Volterra Semiconductor Corp. (a)	8,300	58,100
		51,371,749
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		79,443,887
SOFTWARE - 16.1%
Application Software - 6.4%
Ansys, Inc. (a)	5,900	146,674
Autodesk, Inc. (a)	1,800	29,808
Autonomy Corp. PLC (a)	118,000	1,871,382
Blackboard, Inc. (a)	6,700	170,247
Cadence Design Systems, Inc. (a)	951,200	3,595,536
Callidus Software, Inc. (a)	107,291	281,102
Citrix Systems, Inc. (a)	34,500	725,880
Concur Technologies, Inc. (a)	43,900	1,083,891
Epicor Software Corp. (a)	31,500	111,510
Informatica Corp. (a)	49,500	631,620
Kingdee International Software Group Co. Ltd.	3,226,000	288,104
Longtop Financial Technologies Ltd. ADR (a)	54,300	763,458
Nuance Communications, Inc. (a)(d)	17,300	170,578
Parametric Technology Corp. (a)	79,900	719,100
Salesforce.com, Inc. (a)	116,400	3,097,404
Smith Micro Software, Inc. (a)	204,100	1,081,730
SuccessFactors, Inc. (a)	228,800	1,539,824
Synchronoss Technologies, Inc. (a)	141,048	1,200,318
Synopsys, Inc. (a)	1,700	31,450
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Taleo Corp. Class A (a)	76,988	$ 649,009
Ulticom, Inc. (a)	359,426	2,066,700
		20,255,325
Home Entertainment Software - 2.3%
Activision Blizzard, Inc. (a)	15,000	131,400
Nintendo Co. Ltd.	13,200	3,843,840
Perfect World Co. Ltd. sponsored ADR Class B (a)(d)	213,300	3,158,973
THQ, Inc. (a)	49,400	195,130
		7,329,343
Systems Software - 7.4%
BMC Software, Inc. (a)	18,600	471,138
CA, Inc.	91,800	1,651,482
Check Point Software Technologies Ltd. (a)	1,700	38,539
Insyde Software Corp.	881,239	1,574,951
McAfee, Inc. (a)	38,500	1,173,865
Microsoft Corp.	646,200	11,050,020
Oracle Corp. (a)	9,400	158,202
Phoenix Technologies Ltd. (a)	55,900	144,222
Red Hat, Inc. (a)	106,100	1,554,365
Symantec Corp. (a)	322,400	4,942,392
VMware, Inc. Class A (a)	24,600	509,220
		23,268,396
TOTAL SOFTWARE		50,853,064
SPECIALTY RETAIL - 0.1%
Computer & Electronics Retail - 0.1%
The Game Group PLC	162,100	337,208
WIRELESS TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
American Tower Corp. Class A (a)	96,100	2,915,674
Crown Castle International Corp. (a)	64,200	1,253,184
SBA Communications Corp. Class A (a)	161,200	3,207,880
		7,376,738
TOTAL COMMON STOCKS (Cost $454,324,609)		308,505,907
Convertible Bonds - 0.9%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13	$ 1,270,000	719,709

	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Semiconductors - 0.7%
Advanced Micro Devices, Inc. 5.75% 8/15/12	$ 6,960,000	$ 2,166,300
TOTAL CONVERTIBLE BONDS (Cost $6,651,091)		2,886,009
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	1,530,154	1,530,154
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	12,968,492	12,968,492
TOTAL MONEY MARKET FUNDS (Cost $14,498,646)		14,498,646
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $475,474,346)		325,890,562
NET OTHER ASSETS - (3.1)%		(9,730,521)
NET ASSETS - 100%		$ 316,160,041
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $320,960 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 87,233
Fidelity Securities Lending Cash Central Fund	653,139
Total	$ 740,372
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 325,890,562	$ 298,893,065	$ 26,676,537	$ 320,960
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 821,100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(500,140)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 320,960

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.8%
Taiwan	4.6%
Cayman Islands	4.3%
Netherlands	2.8%
Bermuda	1.5%
Canada	1.4%
Japan	1.2%
United Kingdom	1.0%
Korea (South)	1.0%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $1,389,526,620 of which $889,719,837 and $499,806,783 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $44,009,554 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,135,460) - See accompanying schedule: Unaffiliated issuers (cost $460,975,700)	$ 311,391,916
Fidelity Central Funds (cost $14,498,646)	14,498,646
Total Investments (cost $475,474,346)		$ 325,890,562
Foreign currency held at value (cost $153)		151
Receivable for investments sold		21,982,875
Receivable for fund shares sold		390,092
Dividends receivable		46,270
Interest receivable		184,210
Distributions receivable from Fidelity Central Funds		52,015
Prepaid expenses		4,201
Other receivables		16,243
Total assets		348,566,619

Liabilities
Payable for investments purchased	$ 18,408,579
Payable for fund shares redeemed	625,945
Accrued management fee	154,057
Distribution fees payable	121,496
Other affiliated payables	90,100
Other payables and accrued expenses	37,909
Collateral on securities loaned, at value	12,968,492
Total liabilities		32,406,578

Net Assets		$ 316,160,041
Net Assets consist of:
Paid in capital		$ 2,095,684,313
Accumulated net investment loss		(691,382)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,629,248,138)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(149,584,752)
Net Assets		$ 316,160,041

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($155,435,941 ÷ 15,640,368 shares)	$ 9.94

Maximum offering price per share (100/94.25 of $9.94)	$ 10.55
Class T: Net Asset Value and redemption price per share ($92,672,253 ÷ 9,574,410 shares)	$ 9.68

Maximum offering price per share (100/96.50 of $9.68)	$ 10.03
Class B: Net Asset Value and offering price per share ($22,415,913 ÷ 2,454,599 shares)A	$ 9.13

Class C: Net Asset Value and offering price per share ($33,450,854 ÷ 3,647,091 shares)A	$ 9.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,185,080 ÷ 1,180,552 shares)	$ 10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Technology

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Dividends		$ 1,055,834
Interest		370,028
Income from Fidelity Central Funds (including $653,139 from security lending)		740,372
Total income		2,166,234

Expenses
Management fee	$ 1,168,163
Transfer agent fees	606,800
Distribution fees	939,806
Accounting and security lending fees	83,187
Custodian fees and expenses	42,218
Independent trustees' compensation	1,250
Registration fees	42,585
Audit	29,050
Legal	4,518
Miscellaneous	48,108
Total expenses before reductions	2,965,685
Expense reductions	(30,307)	2,935,378
Net investment income (loss)		(769,144)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(194,003,833)
Foreign currency transactions	(41,837)
Total net realized gain (loss)		(194,045,670)
Change in net unrealized appreciation (depreciation) on: Investment securities	(43,287,844)
Assets and liabilities in foreign currencies	14,072
Total change in net unrealized appreciation (depreciation)		(43,273,772)
Net gain (loss)		(237,319,442)
Net increase (decrease) in net assets resulting from operations		$ (238,088,586)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (769,144)	$ (5,177,940)
Net realized gain (loss)	(194,045,670)	(11,273,810)
Change in net unrealized appreciation (depreciation)	(43,273,772)	(114,740,676)
Net increase (decrease) in net assets resulting from operations	(238,088,586)	(131,192,426)
Share transactions - net increase (decrease)	(27,700,615)	(67,084,453)
Redemption fees	10,002	32,772
Total increase (decrease) in net assets	(265,779,199)	(198,244,107)

Net Assets
Beginning of period	581,939,240	780,183,347
End of period (including accumulated net investment loss of $691,382 and undistributed net investment income of $77,762, respectively)	$ 316,160,041	$ 581,939,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.04	$ 20.55	$ 15.59	$ 16.16	$ 13.98	$ 13.36
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.17)	(.15)	.02 H	(.17)
Net realized and unrealized gain (loss)	(7.09)	(3.41)	5.13	(.42)	2.24	.79
Total from investment operations	(7.10)	(3.51)	4.96	(.57)	2.26	.62
Distributions from net investment income	-	-	-	-	(.08)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.94	$ 17.04	$ 20.55	$ 15.59	$ 16.16	$ 13.98
Total Return B, C, D	(41.67)%	(17.08)%	31.82%	(3.53)%	16.20%	4.64%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.21%	1.25%	1.30%	1.37%	1.44%
Expenses net of fee waivers, if any	1.22% A	1.21%	1.25%	1.30%	1.37%	1.44%
Expenses net of all reductions	1.21% A	1.19%	1.24%	1.20%	1.26%	1.35%
Net investment income (loss)	(.17)% A	(.49)%	(.91)%	(.88)%	.12% H	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,436	$ 275,117	$ 309,105	$ 189,054	$ 144,970	$ 123,389
Portfolio turnover rate G	283% A	214%	208%	258%	180%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.62	$ 20.09	$ 15.28	$ 15.88	$ 13.76	$ 13.17
Income from Investment Operations
Net investment income (loss) E	(.03)	(.14)	(.21)	(.19)	(.02) H	(.19)
Net realized and unrealized gain (loss)	(6.91)	(3.33)	5.02	(.41)	2.21	.78
Total from investment operations	(6.94)	(3.47)	4.81	(.60)	2.19	.59
Distributions from net investment income	-	-	-	-	(.07)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.68	$ 16.62	$ 20.09	$ 15.28	$ 15.88	$ 13.76
Total Return B, C, D	(41.76)%	(17.27)%	31.48%	(3.78)%	15.94%	4.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.46%	1.51%	1.55%	1.60%	1.62%
Expenses net of fee waivers, if any	1.48% A	1.46%	1.51%	1.55%	1.60%	1.62%
Expenses net of all reductions	1.46% A	1.45%	1.49%	1.44%	1.48%	1.53%
Net investment income (loss)	(.42)% A	(.74)%	(1.16)%	(1.13)%	(.11)% H	(1.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,672	$ 173,917	$ 260,339	$ 260,966	$ 315,930	$ 363,399
Portfolio turnover rate G	283% A	214%	208%	258%	180%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend the ratio of net investment income (loss) to average net assets would have been (1.10)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.72	$ 19.10	$ 14.59	$ 15.24	$ 13.25	$ 12.76
Income from Investment Operations
Net investment income (loss) E	(.05)	(.23)	(.28)	(.27)	(.09) H	(.27)
Net realized and unrealized gain (loss)	(6.54)	(3.15)	4.79	(.38)	2.12	.76
Total from investment operations	(6.59)	(3.38)	4.51	(.65)	2.03	.49
Distributions from net investment income	-	-	-	-	(.04)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.13	$ 15.72	$ 19.10	$ 14.59	$ 15.24	$ 13.25
Total Return B, C, D	(41.92)%	(17.70)%	30.91%	(4.27) %	15.33%	3.84%
Ratios to Average Net Assets F, I
Expenses before reductions	1.97% A	1.96%	2.01%	2.05%	2.13%	2.21%
Expenses net of fee waivers, if any	1.97% A	1.96%	2.01%	2.05%	2.13%	2.21%
Expenses net of all reductions	1.96% A	1.94%	2.00%	1.94%	2.02%	2.12%
Net investment income (loss)	(.91)% A	(1.24)%	(1.67)%	(1.63)%	(.65)% H	(1.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,416	$ 47,294	$ 102,655	$ 192,790	$ 309,020	$ 355,927
Portfolio turnover rate G	283% A	214%	208%	258%	180%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.64)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.79	$ 19.18	$ 14.66	$ 15.31	$ 13.31	$ 12.80
Income from Investment Operations
Net investment income (loss) E	(.05)	(.23)	(.29)	(.27)	(.08) H	(.26)
Net realized and unrealized gain (loss)	(6.57)	(3.16)	4.81	(.38)	2.12	.77
Total from investment operations	(6.62)	(3.39)	4.52	(.65)	2.04	.51
Distributions from net investment income	-	-	-	-	(.04)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.17	$ 15.79	$ 19.18	$ 14.66	$ 15.31	$ 13.31
Total Return B, C, D	(41.93)%	(17.67)%	30.83%	(4.25)%	15.34%	3.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.97% A	1.96%	2.01%	2.05%	2.10%	2.13%
Expenses net of fee waivers, if any	1.97% A	1.96%	2.01%	2.05%	2.10%	2.13%
Expenses net of all reductions	1.96% A	1.94%	1.99%	1.94%	1.99%	2.04%
Net investment income (loss)	(.91)% A	(1.24)%	(1.66)%	(1.63)%	(.61)% H	(1.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,451	$ 63,590	$ 86,974	$ 82,835	$ 108,287	$ 125,926
Portfolio turnover rate G	283% A	214%	208%	258%	180%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 21.26	$ 16.07	$ 16.60	$ 14.32	$ 13.61
Income from Investment Operations
Net investment income (loss) D	.01	(.04)	(.11)	(.09)	.09 G	(.09)
Net realized and unrealized gain (loss)	(7.37)	(3.54)	5.30	(.44)	2.30	.80
Total from investment operations	(7.36)	(3.58)	5.19	(.53)	2.39	.71
Distributions from net investment income	-	-	-	-	(.11)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.32	$ 17.68	$ 21.26	$ 16.07	$ 16.60	$ 14.32
Total Return B, C	(41.63)%	(16.84)%	32.30%	(3.19)%	16.73%	5.22%
Ratios to Average Net Assets E, H
Expenses before reductions	.98% A	.94%	.93%	.90%	.92%	.93%
Expenses net of fee waivers, if any	.98% A	.94%	.93%	.90%	.92%	.93%
Expenses net of all reductions	.96% A	.92%	.92%	.80%	.81%	.84%
Net investment income (loss)	.08% A	(.22)%	(.59)%	(.49)%	.57% G	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,185	$ 22,021	$ 21,111	$ 11,681	$ 11,640	$ 10,984
Portfolio turnover rate F	283% A	214%	208%	258%	180%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,704,976
Unrealized depreciation	(162,985,892)
Net unrealized appreciation (depreciation)	$ (157,280,916)
Cost for federal income tax purposes	$ 483,171,478

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Technology

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $584,617,488 and $610,923,467, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 249,328	$ 5,725
Class T	.25%	.25%	307,908	-
Class B	.75%	.25%	158,818	119,113
Class C	.75%	.25%	223,752	10,269
			$ 939,806	$ 135,107

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,708
Class T	7,199
Class B*	32,168
Class C*	1,193
$ 52,268

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 289,830.29
Class T	182,762.30
Class B	46,214.29
Class C	65,255.29
Institutional Class	22,739.29
	$ 606,800

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,478 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $542 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29,176 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $967. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 75
Institutional Class	89
$ 164

Technology

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,603,231	5,381,278	$ 19,994,395	$ 105,720,351
Shares redeemed	(2,104,251)	(4,279,571)	(25,419,813)	(82,236,119)
Net increase (decrease)	(501,020)	1,101,707	$ (5,425,418)	$ 23,484,232
Class T
Shares sold	638,606	2,146,310	$ 7,650,614	$ 41,674,472
Shares redeemed	(1,527,668)	(4,638,425)	(18,142,100)	(86,554,961)
Net increase (decrease)	(889,062)	(2,492,115)	$ (10,491,486)	$ (44,880,489)
Class B
Shares sold	137,258	406,127	$ 1,502,922	$ 7,558,898
Shares redeemed	(691,010)	(2,773,060)	(8,007,024)	(50,298,253)
Net increase (decrease)	(553,752)	(2,366,933)	$ (6,504,102)	$ (42,739,355)
Class C
Shares sold	165,052	550,177	$ 1,869,483	$ 10,400,107
Shares redeemed	(545,403)	(1,056,703)	(6,105,451)	(18,857,821)
Net increase (decrease)	(380,351)	(506,526)	$ (4,235,968)	$ (8,457,714)
Institutional Class
Shares sold	194,456	628,983	$ 2,437,124	$ 12,989,931
Shares redeemed	(259,444)	(376,415)	(3,480,765)	(7,481,058)
Net increase (decrease)	(64,988)	252,568	$ (1,043,641)	$ 5,508,873

Semiannual Report

Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 726.00	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.51%
Actual		$ 1,000.00	$ 725.80	$ 6.57
Hypothetical A		$ 1,000.00	$ 1,017.59	$ 7.68
Class B	1.99%
Actual		$ 1,000.00	$ 724.00	$ 8.65
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.99%
Actual		$ 1,000.00	$ 724.00	$ 8.65
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 10.11
Institutional Class	.99%
Actual		$ 1,000.00	$ 727.50	$ 4.31
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exelon Corp.	11.4	9.5
FirstEnergy Corp.	6.6	4.9
Public Service Enterprise Group, Inc.	6.5	3.9
Progress Energy, Inc.	6.1	0.0
Entergy Corp.	5.7	6.0
American Electric Power Co., Inc.	4.9	4.2
Sempra Energy	4.9	5.0
PPL Corp.	4.6	10.9
PG&E Corp.	4.0	2.0
Wisconsin Energy Corp.	3.8	0.0
	58.5
Top Industries (% of fund's net assets)
As of January 31, 2009
Electric Utilities	58.9%
Multi-utilities	26.5%
Independent Power Producers & Energy Traders	9.0%
Gas Utilities	4.7%
Diversified Financial Services	0.3%
All Others*	0.6%

As of July 31, 2008
Electric Utilities	54.3%
Independent Power Producers & Energy Traders	18.0%
Multi-utilities	14.1%
Gas Utilities	4.0%
Electronic Equipment & Instruments	0.4%
All Others*	9.2%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Advisor Utilities Fund

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Other Diversifed Financial Services - 0.3%
Hicks Acquisition Co. I, Inc. unit (a)	39,200	$ 361,424
ELECTRIC UTILITIES - 58.9%
Electric Utilities - 58.9%
Allegheny Energy, Inc.	91,700	3,048,108
American Electric Power Co., Inc.	226,700	7,107,045
DPL, Inc.	134,500	2,898,475
Edison International	108,200	3,524,074
Entergy Corp.	107,000	8,170,520
Exelon Corp.	305,000	16,537,099
FirstEnergy Corp.	191,800	9,588,082
FPL Group, Inc.	90,800	4,680,740
Northeast Utilities	182,300	4,338,740
NV Energy, Inc.	341,800	3,667,514
Pepco Holdings, Inc.	123,300	2,195,973
Pinnacle West Capital Corp.	65,300	2,185,591
PPL Corp.	218,075	6,686,180
Progress Energy, Inc.	227,500	8,808,800
Southern Co.	41,100	1,374,795
Westar Energy, Inc.	28,200	566,256
		85,377,992
GAS UTILITIES - 4.7%
Gas Utilities - 4.7%
AGL Resources, Inc.	29,200	900,236
Equitable Resources, Inc.	71,300	2,440,599
Nicor, Inc.	20,000	684,200
Questar Corp.	82,100	2,789,758
Southwest Gas Corp.	2,200	56,672
		6,871,465
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 9.0%
Independent Power Producers & Energy Traders - 9.0%
AES Corp. (a)	321,000	2,539,110
Constellation Energy Group, Inc.	136,000	3,576,800
Dynegy, Inc. Class A (a)	502,300	1,059,853
Mirant Corp. (a)	171,100	2,937,787

	Shares	Value
NRG Energy, Inc. (a)	97,100	$ 2,268,256
Reliant Energy, Inc. (a)	142,900	727,361
		13,109,167
MULTI-UTILITIES - 26.5%
Multi-Utilities - 26.5%
CMS Energy Corp.	239,800	2,817,650
Dominion Resources, Inc.	103,600	3,644,648
NiSource, Inc.	173,700	1,681,416
OGE Energy Corp.	99,900	2,465,532
PG&E Corp.	151,804	5,870,261
Public Service Enterprise Group, Inc.	299,380	9,451,427
Sempra Energy	161,000	7,058,240
Wisconsin Energy Corp.	122,800	5,474,424
		38,463,598
OIL, GAS & CONSUMABLE FUELS - 0.2%
Oil & Gas Storage & Transport - 0.2%
Southern Union Co.	27,300	351,897
TOTAL COMMON STOCKS (Cost $173,219,922)		144,535,543
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.78% (b) (Cost $703,937)	703,937	703,937
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $173,923,859)		145,239,480
NET OTHER ASSETS - (0.1)%		(211,288)
NET ASSETS - 100%		$ 145,028,192
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78,053
Fidelity Securities Lending Cash Central Fund	18,651
Total	$ 96,704
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 145,239,480	$ 145,239,480	$ -	$ -
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $232,998,756 of which $78,586,224 and $154,412,532 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Utilities

Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $173,219,922)	$ 144,535,543
Fidelity Central Funds (cost $703,937)	703,937
Total Investments (cost $173,923,859)		$ 145,239,480
Receivable for investments sold		4,406,741
Receivable for fund shares sold		82,376
Dividends receivable		261,235
Distributions receivable from Fidelity Central Funds		2,048
Prepaid expenses		1,635
Total assets		149,993,515

Liabilities
Payable for investments purchased	$ 4,463,847
Payable for fund shares redeemed	307,510
Accrued management fee	69,467
Distribution fees payable	60,202
Other affiliated payables	40,886
Other payables and accrued expenses	23,411
Total liabilities		4,965,323

Net Assets		$ 145,028,192
Net Assets consist of:
Paid in capital		$ 438,297,270
Distributions in excess of net investment income		(72,039)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(264,512,660)
Net unrealized appreciation (depreciation) on investments		(28,684,379)
Net Assets		$ 145,028,192

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,001,889 ÷ 4,832,738 shares)	$ 14.48

Maximum offering price per share (100/94.25 of $14.48)	$ 15.36
Class T: Net Asset Value and redemption price per share ($35,904,676 ÷ 2,475,209 shares)	$ 14.51

Maximum offering price per share (100/96.50 of $14.51)	$ 15.04
Class B: Net Asset Value and offering price per share ($12,004,016 ÷ 836,096 shares)A	$ 14.36

Class C: Net Asset Value and offering price per share ($23,631,177 ÷ 1,653,049 shares)A	$ 14.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,486,434 ÷ 237,246 shares)	$ 14.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Utilities

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 2,724,271
Interest		2,527
Income from Fidelity Central Funds		96,704
Total income		2,823,502

Expenses
Management fee	$ 463,935
Transfer agent fees	246,247
Distribution fees	406,491
Accounting and security lending fees	32,895
Custodian fees and expenses	3,791
Independent trustees' compensation	495
Registration fees	38,100
Audit	23,185
Legal	1,840
Miscellaneous	11,093
Total expenses before reductions	1,228,072
Expense reductions	(1,073)	1,226,999
Net investment income (loss)		1,596,503
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,383,827)
Foreign currency transactions	16,246
Total net realized gain (loss)		(31,367,581)
Change in net unrealized appreciation (depreciation) on investment securities		(30,376,331)
Net gain (loss)		(61,743,912)
Net increase (decrease) in net assets resulting from operations		$ (60,147,409)

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,596,503	$ 2,259,007
Net realized gain (loss)	(31,367,581)	15,062,436
Change in net unrealized appreciation (depreciation)	(30,376,331)	(20,022,346)
Net increase (decrease) in net assets resulting from operations	(60,147,409)	(2,700,903)
Distributions to shareholders from net investment income	(2,162,851)	(2,837,541)
Share transactions - net increase (decrease)	(16,066,498)	(28,461,258)
Redemption fees	2,130	9,517
Total increase (decrease) in net assets	(78,374,628)	(33,990,185)

Net Assets
Beginning of period	223,402,820	257,393,005
End of period (including distributions in excess of net investment income of $72,039 and undistributed net investment income of $494,309, respectively)	$ 145,028,192	$ 223,402,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 20.74	$ 17.20	$ 15.17	$ 12.09	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.17	.24	.21	.24	.28 H	.10
Net realized and unrealized gain (loss)	(5.71)	(.38)	3.56	2.06	3.01	1.72
Total from investment operations	(5.54)	(.14)	3.77	2.30	3.29	1.82
Distributions from net investment income	(.26)	(.32)	(.23)	(.27)	(.21)	(.10)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.48	$ 20.28	$ 20.74	$ 17.20	$ 15.17	$ 12.09
Total Return B,C,D	(27.40)%	(.82)%	22.14%	15.38%	27.48%	17.67%
Ratios to Average Net Assets F,I
Expenses before reductions	1.25% A	1.21%	1.27%	1.34%	1.39%	1.51%
Expenses net of fee waivers, if any	1.25% A	1.21%	1.27%	1.34%	1.39%	1.50%
Expenses net of all reductions	1.24% A	1.21%	1.26%	1.32%	1.36%	1.45%
Net investment income (loss)	2.21% A	1.11%	1.04%	1.51%	2.03% H	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,002	$ 105,219	$ 94,842	$ 40,599	$ 29,150	$ 21,987
Portfolio turnover rate G	244% A	77%	118%	64%	44%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.39%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.26	$ 20.71	$ 17.18	$ 15.10	$ 12.04	$ 10.33
Income from Investment Operations
Net investment income (loss) E	.15	.18	.15	.19	.24 H	.07
Net realized and unrealized gain (loss)	(5.70)	(.39)	3.56	2.08	2.99	1.72
Total from investment operations	(5.55)	(.21)	3.71	2.27	3.23	1.79
Distributions from net investment income	(.20)	(.24)	(.18)	(.19)	(.17)	(.08)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.51	$ 20.26	$ 20.71	$ 17.18	$ 15.10	$ 12.04
Total Return B,C,D	(27.42)%	(1.11)%	21.74%	15.20%	27.03%	17.42%
Ratios to Average Net Assets F,I
Expenses before reductions	1.51% A	1.47%	1.54%	1.60%	1.67%	1.79%
Expenses net of fee waivers, if any	1.51% A	1.47%	1.54%	1.60%	1.67%	1.75%
Expenses net of all reductions	1.50% A	1.47%	1.54%	1.58%	1.64%	1.70%
Net investment income (loss)	1.92% A	.84%	.76%	1.25%	1.76% H	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,905	$ 54,346	$ 62,592	$ 52,128	$ 55,683	$ 53,255
Portfolio turnover rate G	244% A	77%	118%	64%	44%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.01	$ 20.40	$ 16.90	$ 14.83	$ 11.82	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.11	.08	.05	.12	.17 H	.01
Net realized and unrealized gain (loss)	(5.63)	(.39)	3.52	2.03	2.95	1.69
Total from investment operations	(5.52)	(.31)	3.57	2.15	3.12	1.70
Distributions from net investment income	(.13)	(.08)	(.07)	(.08)	(.11)	(.03)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.36	$ 20.01	$ 20.40	$ 16.90	$ 14.83	$ 11.82
Total Return B,C,D	(27.60)%	(1.59)%	21.18%	14.57%	26.51%	16.79%
Ratios to Average Net Assets F,I
Expenses before reductions	1.99% A	1.96%	2.04%	2.09%	2.14%	2.25%
Expenses net of fee waivers, if any	1.99% A	1.96%	2.04%	2.09%	2.14%	2.25%
Expenses net of all reductions	1.99% A	1.95%	2.03%	2.06%	2.11%	2.20%
Net investment income (loss)	1.46% A	.36%	.27%	.76%	1.28% H	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,004	$ 20,747	$ 43,845	$ 65,959	$ 82,577	$ 84,742
Portfolio turnover rate G	244% A	77%	118%	64%	44%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 20.38	$ 16.91	$ 14.84	$ 11.84	$ 10.16
Income from Investment Operations
Net investment income (loss) E	.11	.08	.06	.13	.18 H	.02
Net realized and unrealized gain (loss)	(5.61)	(.39)	3.51	2.04	2.94	1.70
Total from investment operations	(5.50)	(.31)	3.57	2.17	3.12	1.72
Distributions from net investment income	(.13)	(.14)	(.10)	(.10)	(.12)	(.04)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.30	$ 19.93	$ 20.38	$ 16.91	$ 14.84	$ 11.84
Total Return B,C,D	(27.60)%	(1.58)%	21.23%	14.72%	26.48%	16.98%
Ratios to Average Net Assets F,I
Expenses before reductions	1.99% A	1.95%	1.99%	2.02%	2.07%	2.17%
Expenses net of fee waivers, if any	1.99% A	1.95%	1.99%	2.02%	2.07%	2.17%
Expenses net of all reductions	1.99% A	1.95%	1.99%	2.00%	2.04%	2.12%
Net investment income (loss)	1.46% A	.36%	.32%	.83%	1.36% H	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,631	$ 37,387	$ 43,292	$ 32,823	$ 34,827	$ 35,038
Portfolio turnover rate G	244% A	77%	118%	64%	44%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 20.95	$ 17.38	$ 15.31	$ 12.20	$ 10.47
Income from Investment Operations
Net investment income (loss) D	.20	.31	.29	.30	.33 G	.15
Net realized and unrealized gain (loss)	(5.79)	(.38)	3.58	2.10	3.03	1.73
Total from investment operations	(5.59)	(.07)	3.87	2.40	3.36	1.88
Distributions from net investment income	(.23)	(.36)	(.30)	(.33)	(.25)	(.15)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.70	$ 20.52	$ 20.95	$ 17.38	$ 15.31	$ 12.20
Total Return B,C	(27.25)%	(.49)%	22.54%	15.95%	27.88%	18.14%
Ratios to Average Net Assets E,H
Expenses before reductions	.99% A	.91%	.92%	.94%	.99%	1.09%
Expenses net of fee waivers, if any	.99% A	.91%	.92%	.94%	.99%	1.09%
Expenses net of all reductions	.99% A	.90%	.92%	.92%	.96%	1.04%
Net investment income (loss)	2.46% A	1.41%	1.39%	1.91%	2.44% G	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,486	$ 5,704	$ 12,822	$ 6,479	$ 1,766	$ 2,254
Portfolio turnover rate F	244% A	77%	118%	64%	44%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.80%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,605,251
Unrealized depreciation	(38,749,920)
Net unrealized appreciation (depreciation)	$ (37,144,669)
Cost for federal income tax purposes	$ 182,384,149

Short-term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a

Utilities

4. Operating Policies - continued

Repurchase Agreements - continued

default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $203,946,702 and $201,213,170, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.0%	.25%	$ 98,293	$ 5,070
Class T	.25%	.25%	101,306	-
Class B	.75%	.25%	72,078	54,058
Class C	.75%	.25%	134,814	13,006
			$ 406,491	$ 72,134

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,767
Class T	2,959
Class B*	17,849
Class C*	2,144
$ 37,719

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 116,611.30
Class T	62,316.31
Class B	21,418.30
Class C	40,019.30
Institutional Class	5,883.29
	$ 246,247

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment. The commissions paid to these affiliated firms were $4,522 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $214 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $18,651.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,012 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $61.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Utilities

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 1,280,064	$ 1,513,480
Class T	508,856	697,662
Class B	107,816	116,029
Class C	209,683	289,510
Institutional Class	56,432	220,860
Total	$ 2,162,851	$ 2,837,541

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	436,085	2,354,893	$ 6,821,949	$ 52,162,968
Reinvestment of distributions	73,926	60,065	1,138,401	1,341,196
Shares redeemed	(866,814)	(1,798,285)	(13,572,635)	(38,893,897)
Net increase (decrease)	(356,803)	616,673	$ (5,612,285)	$ 14,610,267
Class T
Shares sold	146,429	607,632	$ 2,263,231	$ 13,411,231
Reinvestment of distributions	31,967	29,500	480,828	659,942
Shares redeemed	(385,196)	(977,155)	(5,993,053)	(21,255,306)
Net increase (decrease)	(206,800)	(340,023)	$ (3,248,994)	$ (7,184,133)
Class B
Shares sold	82,626	265,082	$ 1,300,280	$ 5,789,226
Reinvestment of distributions	6,919	4,528	98,249	103,786
Shares redeemed	(290,211)	(1,382,108)	(4,521,376)	(29,771,682)
Net increase (decrease)	(200,666)	(1,112,498)	$ (3,122,847)	$ (23,878,670)
Class C
Shares sold	118,801	413,208	$ 1,792,804	$ 8,976,142
Reinvestment of distributions	11,490	10,061	162,462	223,730
Shares redeemed	(353,253)	(671,632)	(5,397,372)	(14,302,911)
Net increase (decrease)	(222,962)	(248,363)	$ (3,442,106)	$ (5,103,039)
Institutional Class
Shares sold	36,155	1,285,993	$ 558,778	$ 28,765,131
Reinvestment of distributions	2,995	7,559	45,330	173,189
Shares redeemed	(79,899)	(1,627,489)	(1,244,374)	(35,844,003)
Net increase (decrease)	(40,749)	(333,937)	$ (640,266)	$ (6,905,683)

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. †

Boston, MA

State Street Bank and Trust ††

Quincy, MA

† Custodian for Fidelity Advisor Energy Fund only.

†† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund only.

AFOCI-USAN-0309
1.789280.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Real Estate
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 493.70	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 493.20	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 492.00	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 492.10	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class	1.00%
Actual		$ 1,000.00	$ 494.40	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	7.3	7.3
Vornado Realty Trust	6.5	4.9
Public Storage	6.5	6.4
Ventas, Inc.	6.4	1.9
Highwoods Properties, Inc. (SBI)	4.6	4.3
Digital Realty Trust, Inc.	4.4	1.6
ProLogis Trust	3.9	6.5
Equity Residential (SBI)	3.8	2.6
Corporate Office Properties Trust (SBI)	3.8	2.5
Home Properties, Inc.	3.5	3.4
	50.7
Top Five REIT Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	18.0	19.0
REITs - Office Buildings	17.4	18.9
REITs - Shopping Centers	14.3	11.9
REITs - Health Care Facilities	11.9	6.9
REITs - Industrial Buildings	11.0	15.2
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 97.2%		Stocks 97.2%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	1.4%	** Foreign investments	2.8%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.6%
Health Care Facilities - 1.6%
Capital Senior Living Corp. (a)	11,300	$ 29,719
Emeritus Corp. (a)(d)	253,154	2,093,584
TOTAL HEALTH CARE FACILITIES		2,123,303
HOTELS, RESTAURANTS & LEISURE - 1.3%
Hotels, Resorts & Cruise Lines - 1.3%
Gaylord Entertainment Co. (a)(d)	83,800	888,280
Starwood Hotels & Resorts Worldwide, Inc.	52,300	790,776
TOTAL HOTELS, RESORTS & CRUISE LINES		1,679,056
HOUSEHOLD DURABLES - 0.6%
Homebuilding - 0.6%
Centex Corp.	16,900	143,819
D.R. Horton, Inc.	13,800	82,248
Meritage Homes Corp. (a)	14,000	154,280
Pulte Homes, Inc.	43,600	442,540
TOTAL HOMEBUILDING		822,887
REAL ESTATE INVESTMENT TRUSTS - 91.5%
REITs - Apartments - 18.0%
American Campus Communities, Inc.	93,600	2,000,232
Apartment Investment & Management Co. Class A	356,747	3,171,481
AvalonBay Communities, Inc. (d)	57,131	2,959,957
Camden Property Trust (SBI) (d)	150,700	3,972,452
Equity Residential (SBI)	210,900	5,046,837
Essex Property Trust, Inc.	10,300	680,315
Home Properties, Inc. (d)	127,500	4,575,975
UDR, Inc.	118,400	1,388,832
TOTAL REITS - APARTMENTS		23,796,081
REITs - Factory Outlets - 1.6%
Tanger Factory Outlet Centers, Inc. (d)	70,300	2,130,090
REITs - Health Care Facilities - 11.9%
HCP, Inc. (d)	123,400	2,880,156
Healthcare Realty Trust, Inc.	232,709	3,842,026
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Health Care Facilities - continued
Medical Properties Trust, Inc.	9,900	$ 45,045
Omega Healthcare Investors, Inc.	30,300	443,289
Ventas, Inc.	303,700	8,464,119
TOTAL REITS - HEALTH CARE FACILITIES		15,674,635
REITs - Hotels - 4.6%
DiamondRock Hospitality Co.	295,300	1,210,730
Host Hotels & Resorts, Inc.	233,894	1,258,350
LaSalle Hotel Properties (SBI) (d)	206,982	1,724,160
Sunstone Hotel Investors, Inc.	435,484	1,876,936
TOTAL REITS - HOTELS		6,070,176
REITs - Industrial Buildings - 11.0%
Duke Realty LP	90,000	828,900
ProLogis Trust	510,423	5,109,334
Public Storage	137,918	8,532,987
TOTAL REITS - INDUSTRIAL BUILDINGS		14,471,221
REITs - Malls - 8.3%
CBL & Associates Properties, Inc. (d)	192,000	781,440
Simon Property Group, Inc.	224,850	9,664,052
The Macerich Co. (d)	36,500	538,010
TOTAL REITS - MALLS		10,983,502
REITs - Management/Investment - 4.4%
Digital Realty Trust, Inc.	180,400	5,754,760
REITs - Office Buildings - 17.4%
Alexandria Real Estate Equities, Inc.	67,000	3,975,780
Boston Properties, Inc.	78,300	3,390,390
Corporate Office Properties Trust (SBI)	188,000	4,959,440
Highwoods Properties, Inc. (SBI)	269,500	6,079,920
Kilroy Realty Corp.	69,900	1,597,914
SL Green Realty Corp.	187,800	2,950,338
TOTAL REITS - OFFICE BUILDINGS		22,953,782
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - 14.3%
Developers Diversified Realty Corp. (d)	309,750	$ 1,486,800
Inland Real Estate Corp.	290,906	2,871,242
Kimco Realty Corp.	159,490	2,293,466
Regency Centers Corp.	101,300	3,575,890
Vornado Realty Trust	168,450	8,558,945
TOTAL REITS - SHOPPING CENTERS		18,786,343
TOTAL REAL ESTATE INVESTMENT TRUSTS		120,620,590
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
Real Estate Operating Companies - 1.4%
Brookfield Properties Corp.	360,200	1,941,480
Real Estate Services - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	287,123	1,033,643
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,975,123
TOTAL COMMON STOCKS (Cost $225,622,042)		128,220,959
Money Market Funds - 14.7%

Fidelity Cash Central Fund, 0.78% (b)	2,836,446	2,836,446
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	16,481,175	16,481,175
TOTAL MONEY MARKET FUNDS (Cost $19,317,621)		19,317,621
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $244,939,663)		147,538,580
NET OTHER ASSETS - (11.9)%		(15,681,440)
NET ASSETS - 100%		$ 131,857,140
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,856
Fidelity Securities Lending Cash Central Fund	108,198
Total	$ 159,054
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 147,538,580	$ 147,538,580	$ -	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $3,400,782 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,368,094) - See accompanying schedule: Unaffiliated issuers (cost $225,622,042)	$ 128,220,959
Fidelity Central Funds (cost $19,317,621)	19,317,621
Total Investments (cost $244,939,663)		$ 147,538,580
Cash		46,328
Foreign currency held at value (cost $21)		17
Receivable for investments sold		3,195,364
Receivable for fund shares sold		233,783
Dividends receivable		597,402
Distributions receivable from Fidelity Central Funds		9,829
Prepaid expenses		2,265
Other receivables		1,268
Total assets		151,624,836

Liabilities
Payable for investments purchased	$ 2,711,927
Payable for fund shares redeemed	381,464
Accrued management fee	72,749
Distribution fees payable	46,897
Other affiliated payables	41,618
Other payables and accrued expenses	31,866
Collateral on securities loaned, at value	16,481,175
Total liabilities		19,767,696

Net Assets		$ 131,857,140
Net Assets consist of:
Paid in capital		$ 288,372,412
Distributions in excess of net investment income		(556,401)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,558,259)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(97,400,612)
Net Assets		$ 131,857,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,790,236 ÷ 6,545,525 shares)	$ 7.91

Maximum offering price per share (100/94.25 of $7.91)	$ 8.39
Class T: Net Asset Value and redemption price per share ($37,544,577 ÷ 4,740,486 shares)	$ 7.92

Maximum offering price per share (100/96.50 of $7.92)	$ 8.21
Class B: Net Asset Value and offering price per share ($7,142,074 ÷ 908,522 shares)A	$ 7.86

Class C: Net Asset Value and offering price per share ($11,516,583 ÷ 1,465,538 shares)A	$ 7.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,863,670 ÷ 3,001,638 shares)	$ 7.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2009 (Unaudited)

Investment Income
Dividends		$ 3,746,265
Interest		5
Income from Fidelity Central Funds		159,054
Total income		3,905,324

Expenses
Management fee	$ 596,798
Transfer agent fees	322,477
Distribution fees	393,603
Accounting and security lending fees	45,574
Custodian fees and expenses	14,145
Independent trustees' compensation	642
Registration fees	54,911
Audit	24,630
Legal	906
Miscellaneous	19,873
Total expenses before reductions	1,473,559
Expense reductions	(13,131)	1,460,428
Net investment income (loss)		2,444,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(51,633,363)
Foreign currency transactions	(3,289)
Total net realized gain (loss)		(51,636,652)
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,279,136)
Assets and liabilities in foreign currencies	471
Total change in net unrealized appreciation (depreciation)		(101,278,665)
Net gain (loss)		(152,915,317)
Net increase (decrease) in net assets resulting from operations		$ (150,470,421)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,444,896	$ 4,557,574
Net realized gain (loss)	(51,636,652)	(4,638,718)
Change in net unrealized appreciation (depreciation)	(101,278,665)	(14,457,064)
Net increase (decrease) in net assets resulting from operations	(150,470,421)	(14,538,208)
Distributions to shareholders from net investment income	(3,777,762)	(3,429,631)
Distributions to shareholders from net realized gain	(564,327)	(15,771,090)
Total distributions	(4,342,089)	(19,200,721)
Share transactions - net increase (decrease)	(19,352,957)	47,082,496
Total increase (decrease) in net assets	(174,165,467)	13,343,567

Net Assets
Beginning of period	306,022,607	292,679,040
End of period (including distributions in excess of net investment income of $556,401 and undistributed net investment income of $776,465, respectively)	$ 131,857,140	$ 306,022,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 18.67	$ 20.34	$ 18.23	$ 13.22	$ 11.33
Income from Investment Operations
Net investment income (loss) E	.14	.30	.18	.29	.31	.27
Net realized and unrealized gain (loss)	(8.36)	(1.24)	(.17)	2.85	5.52	2.03
Total from investment operations	(8.22)	(.94)	.01	3.14	5.83	2.30
Distributions from net investment income	(.23)	(.26)	(.18)	(.23)	(.29)	(.30)
Distributions from net realized gain	(.03)	(1.09)	(1.50)	(.80)	(.53)	(.11)
Total distributions	(.26)	(1.34) I	(1.68)	(1.03)	(.82)	(.41)
Net asset value, end of period	$ 7.91	$ 16.39	$ 18.67	$ 20.34	$ 18.23	$ 13.22
Total Return B, C, D	(50.63)%	(5.66)%	(.65)%	18.32%	45.48%	20.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26% A	1.22%	1.25%	1.29%	1.31%	1.54%
Expenses net of fee waivers, if any	1.25% A	1.22%	1.25%	1.25%	1.28%	1.54%
Expenses net of all reductions	1.25% A	1.21%	1.25%	1.24%	1.25%	1.52%
Net investment income (loss)	2.42% A	1.71%	.81%	1.59%	1.98%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,790	$ 109,442	$ 117,831	$ 85,000	$ 53,097	$ 22,273
Portfolio turnover rate G	84% A	86%	84%	65%	62%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.341 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 18.64	$ 20.31	$ 18.23	$ 13.21	$ 11.32
Income from Investment Operations
Net investment income (loss) E	.13	.26	.12	.24	.26	.23
Net realized and unrealized gain (loss)	(8.37)	(1.24)	(.16)	2.84	5.53	2.02
Total from investment operations	(8.24)	(.98)	(.04)	3.08	5.79	2.25
Distributions from net investment income	(.21)	(.17)	(.13)	(.20)	(.24)	(.25)
Distributions from net realized gain	(.03)	(1.09)	(1.50)	(.80)	(.53)	(.11)
Total distributions	(.24)	(1.26) I	(1.63)	(1.00)	(.77)	(.36)
Net asset value, end of period	$ 7.92	$ 16.40	$ 18.64	$ 20.31	$ 18.23	$ 13.21
Total Return B, C, D	(50.68)%	(5.88)%	(.89)%	17.98%	45.12%	20.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.47%	1.50%	1.55%	1.61%	1.86%
Expenses net of fee waivers, if any	1.50% A	1.47%	1.50%	1.50%	1.57%	1.85%
Expenses net of all reductions	1.50% A	1.47%	1.49%	1.49%	1.54%	1.83%
Net investment income (loss)	2.17% A	1.45%	.57%	1.34%	1.70%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,545	$ 81,938	$ 100,621	$ 91,224	$ 66,303	$ 26,037
Portfolio turnover rate G	84% A	86%	84%	65%	62%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.258 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 18.51	$ 20.19	$ 18.16	$ 13.18	$ 11.29
Income from Investment Operations
Net investment income (loss) E	.10	.17	.01	.15	.18	.16
Net realized and unrealized gain (loss)	(8.30)	(1.23)	(.16)	2.83	5.50	2.04
Total from investment operations	(8.20)	(1.06)	(.15)	2.98	5.68	2.20
Distributions from net investment income	(.17)	(.10)	(.05)	(.15)	(.17)	(.20)
Distributions from net realized gain	(.03)	(1.09)	(1.48)	(.80)	(.53)	(.11)
Total distributions	(.20)	(1.19) I	(1.53)	(.95)	(.70)	(.31)
Net asset value, end of period	$ 7.86	$ 16.26	$ 18.51	$ 20.19	$ 18.16	$ 13.18
Total Return B, C, D	(50.80)%	(6.37)%	(1.45)%	17.42%	44.31%	19.67%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03% A	1.96%	2.02%	2.05%	2.10%	2.33%
Expenses net of fee waivers, if any	2.00% A	1.96%	2.00%	2.00%	2.07%	2.33%
Expenses net of all reductions	2.00% A	1.96%	2.00%	1.98%	2.03%	2.31%
Net investment income (loss)	1.67% A	.96%	.07%	.84%	1.20%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,142	$ 16,879	$ 25,114	$ 27,397	$ 26,349	$ 12,910
Portfolio turnover rate G	84% A	86%	84%	65%	62%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.187 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 18.51	$ 20.21	$ 18.17	$ 13.18	$ 11.29
Income from Investment Operations
Net investment income (loss) E	.10	.17	.01	.15	.19	.17
Net realized and unrealized gain (loss)	(8.30)	(1.23)	(.16)	2.84	5.50	2.03
Total from investment operations	(8.20)	(1.06)	(.15)	2.99	5.69	2.20
Distributions from net investment income	(.17)	(.11)	(.05)	(.15)	(.17)	(.20)
Distributions from net realized gain	(.03)	(1.09)	(1.50)	(.80)	(.53)	(.11)
Total distributions	(.20)	(1.19) I	(1.55)	(.95)	(.70)	(.31)
Net asset value, end of period	$ 7.86	$ 16.26	$ 18.51	$ 20.21	$ 18.17	$ 13.18
Total Return B, C, D	(50.79)%	(6.35)%	(1.45)%	17.46%	44.38%	19.67%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.96%	2.01%	2.05%	2.09%	2.29%
Expenses net of fee waivers, if any	2.00% A	1.96%	2.00%	2.00%	2.05%	2.29%
Expenses net of all reductions	2.00% A	1.96%	2.00%	1.98%	2.02%	2.27%
Net investment income (loss)	1.67% A	.96%	.06%	.84%	1.22%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,517	$ 24,984	$ 36,854	$ 36,669	$ 29,410	$ 13,671
Portfolio turnover rate G	84% A	86%	84%	65%	62%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.191 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.47	$ 18.80	$ 20.47	$ 18.33	$ 13.28	$ 11.35
Income from Investment Operations
Net investment income (loss) D	.17	.34	.24	.35	.36	.32
Net realized and unrealized gain (loss)	(8.42)	(1.23)	(.17)	2.85	5.56	2.04
Total from investment operations	(8.25)	(.89)	.07	3.20	5.92	2.36
Distributions from net investment income	(.24)	(.35)	(.24)	(.26)	(.34)	(.32)
Distributions from net realized gain	(.03)	(1.09)	(1.50)	(.80)	(.53)	(.11)
Total distributions	(.27)	(1.44)H	(1.74)	(1.06)	(.87)	(.43)
Net asset value, end of period	$ 7.95	$ 16.47	$ 18.80	$ 20.47	$ 18.33	$ 13.28
Total Return B, C	(50.56)%	(5.39)%	(.37)%	18.61%	46.05%	21.11%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	.95%	.98%	.94%	.91%	1.12%
Expenses net of fee waivers, if any	1.00% A	.95%	.98%	.94%	.91%	1.12%
Expenses net of all reductions	.99% A	.95%	.97%	.92%	.88%	1.10%
Net investment income (loss)	2.68% A	1.97%	1.09%	1.90%	2.35%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,864	$ 72,780	$ 12,259	$ 7,152	$ 4,162	$ 2,478
Portfolio turnover rate F	84% A	86%	84%	65%	62%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.437 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,830,925
Unrealized depreciation	(106,570,550)
Net unrealized appreciation (depreciation)	$ (103,739,625)
Cost for federal income tax purposes	$ 251,278,205

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $90,435,665 and $103,509,160, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 99,860	$ 3,780
Class T	.25%	.25%	145,912	-
Class B	.75%	.25%	58,633	43,975
Class C	.75%	.25%	89,198	12,785
			$ 393,603	$ 60,540

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,550
Class T	4,757
Class B*	14,679
Class C*	2,122
$ 39,108

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 121,277.30
Class T	92,542.32
Class B	19,076.32
Class C	26,590.30
Institutional Class	62,992.28
	$ 322,477

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,462 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $279 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $108,198.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 3,910
Class T	1.50%	6,330
Class B	2.00%	1,517
		$ 11,757

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,374 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 1,534,770	$ 1,522,432
Class T	1,023,419	826,361
Class B	161,788	112,289
Class C	250,825	169,086
Institutional Class	806,960	799,463
Total	$ 3,777,762	$ 3,429,631
From net realized gain
Class A	$ 204,885	$ 6,384,487
Class T	150,062	5,512,568
Class B	31,214	1,322,405
Class C	46,270	1,826,579
Institutional Class	131,896	725,051
Total	$ 564,327	$ 15,771,090

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,450,961	3,084,736	$ 17,062,264	$ 53,959,357
Reinvestment of distributions	147,793	414,796	1,671,456	7,549,476
Shares redeemed	(1,730,172)	(3,133,970)	(17,670,515)	(55,521,726)
Net increase (decrease)	(131,418)	365,562	$ 1,063,205	$ 5,987,107
Class T
Shares sold	864,623	1,683,774	$ 9,665,657	$ 29,339,323
Reinvestment of distributions	95,481	335,605	1,087,597	6,128,515
Shares redeemed	(1,215,825)	(2,420,642)	(13,201,511)	(42,866,254)
Net increase (decrease)	(255,721)	(401,263)	$ (2,448,257)	$ (7,398,416)
Class B
Shares sold	72,489	196,548	$ 920,136	$ 3,413,355
Reinvestment of distributions	15,686	70,595	174,954	1,284,671
Shares redeemed	(217,435)	(586,018)	(2,401,534)	(10,346,901)
Net increase (decrease)	(129,260)	(318,875)	$ (1,306,444)	$ (5,648,875)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class C
Shares sold	242,509	442,357	$ 2,901,985	$ 7,808,076
Reinvestment of distributions	24,087	97,814	266,115	1,779,201
Shares redeemed	(337,551)	(994,473)	(3,659,130)	(17,624,265)
Net increase (decrease)	(70,955)	(454,302)	$ (491,030)	$ (8,036,988)
Institutional Class
Shares sold	2,795,839	6,261,402	$ 26,752,474	$ 103,513,317
Reinvestment of distributions	32,306	48,936	399,341	883,388
Shares redeemed	(4,246,311)	(2,542,604)	(43,322,246)	(42,217,037)
Net increase (decrease)	(1,418,166)	3,767,734	$ (16,170,431)	$ 62,179,668

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARE-USAN-0309
1.789730.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 493.70	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 493.20	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 492.00	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 492.10	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class	1.00%
Actual		$ 1,000.00	$ 494.40	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	7.3	7.3
Vornado Realty Trust	6.5	4.9
Public Storage	6.5	6.4
Ventas, Inc.	6.4	1.9
Highwoods Properties, Inc. (SBI)	4.6	4.3
Digital Realty Trust, Inc.	4.4	1.6
ProLogis Trust	3.9	6.5
Equity Residential (SBI)	3.8	2.6
Corporate Office Properties Trust (SBI)	3.8	2.5
Home Properties, Inc.	3.5	3.4
	50.7
Top Five REIT Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	18.0	19.0
REITs - Office Buildings	17.4	18.9
REITs - Shopping Centers	14.3	11.9
REITs - Health Care Facilities	11.9	6.9
REITs - Industrial Buildings	11.0	15.2
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 97.2%		Stocks 97.2%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	1.4%	** Foreign investments	2.8%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.6%
Health Care Facilities - 1.6%
Capital Senior Living Corp. (a)	11,300	$ 29,719
Emeritus Corp. (a)(d)	253,154	2,093,584
TOTAL HEALTH CARE FACILITIES		2,123,303
HOTELS, RESTAURANTS & LEISURE - 1.3%
Hotels, Resorts & Cruise Lines - 1.3%
Gaylord Entertainment Co. (a)(d)	83,800	888,280
Starwood Hotels & Resorts Worldwide, Inc.	52,300	790,776
TOTAL HOTELS, RESORTS & CRUISE LINES		1,679,056
HOUSEHOLD DURABLES - 0.6%
Homebuilding - 0.6%
Centex Corp.	16,900	143,819
D.R. Horton, Inc.	13,800	82,248
Meritage Homes Corp. (a)	14,000	154,280
Pulte Homes, Inc.	43,600	442,540
TOTAL HOMEBUILDING		822,887
REAL ESTATE INVESTMENT TRUSTS - 91.5%
REITs - Apartments - 18.0%
American Campus Communities, Inc.	93,600	2,000,232
Apartment Investment & Management Co. Class A	356,747	3,171,481
AvalonBay Communities, Inc. (d)	57,131	2,959,957
Camden Property Trust (SBI) (d)	150,700	3,972,452
Equity Residential (SBI)	210,900	5,046,837
Essex Property Trust, Inc.	10,300	680,315
Home Properties, Inc. (d)	127,500	4,575,975
UDR, Inc.	118,400	1,388,832
TOTAL REITS - APARTMENTS		23,796,081
REITs - Factory Outlets - 1.6%
Tanger Factory Outlet Centers, Inc. (d)	70,300	2,130,090
REITs - Health Care Facilities - 11.9%
HCP, Inc. (d)	123,400	2,880,156
Healthcare Realty Trust, Inc.	232,709	3,842,026
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Health Care Facilities - continued
Medical Properties Trust, Inc.	9,900	$ 45,045
Omega Healthcare Investors, Inc.	30,300	443,289
Ventas, Inc.	303,700	8,464,119
TOTAL REITS - HEALTH CARE FACILITIES		15,674,635
REITs - Hotels - 4.6%
DiamondRock Hospitality Co.	295,300	1,210,730
Host Hotels & Resorts, Inc.	233,894	1,258,350
LaSalle Hotel Properties (SBI) (d)	206,982	1,724,160
Sunstone Hotel Investors, Inc.	435,484	1,876,936
TOTAL REITS - HOTELS		6,070,176
REITs - Industrial Buildings - 11.0%
Duke Realty LP	90,000	828,900
ProLogis Trust	510,423	5,109,334
Public Storage	137,918	8,532,987
TOTAL REITS - INDUSTRIAL BUILDINGS		14,471,221
REITs - Malls - 8.3%
CBL & Associates Properties, Inc. (d)	192,000	781,440
Simon Property Group, Inc.	224,850	9,664,052
The Macerich Co. (d)	36,500	538,010
TOTAL REITS - MALLS		10,983,502
REITs - Management/Investment - 4.4%
Digital Realty Trust, Inc.	180,400	5,754,760
REITs - Office Buildings - 17.4%
Alexandria Real Estate Equities, Inc.	67,000	3,975,780
Boston Properties, Inc.	78,300	3,390,390
Corporate Office Properties Trust (SBI)	188,000	4,959,440
Highwoods Properties, Inc. (SBI)	269,500	6,079,920
Kilroy Realty Corp.	69,900	1,597,914
SL Green Realty Corp.	187,800	2,950,338
TOTAL REITS - OFFICE BUILDINGS		22,953,782
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - 14.3%
Developers Diversified Realty Corp. (d)	309,750	$ 1,486,800
Inland Real Estate Corp.	290,906	2,871,242
Kimco Realty Corp.	159,490	2,293,466
Regency Centers Corp.	101,300	3,575,890
Vornado Realty Trust	168,450	8,558,945
TOTAL REITS - SHOPPING CENTERS		18,786,343
TOTAL REAL ESTATE INVESTMENT TRUSTS		120,620,590
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
Real Estate Operating Companies - 1.4%
Brookfield Properties Corp.	360,200	1,941,480
Real Estate Services - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	287,123	1,033,643
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,975,123
TOTAL COMMON STOCKS (Cost $225,622,042)		128,220,959
Money Market Funds - 14.7%

Fidelity Cash Central Fund, 0.78% (b)	2,836,446	2,836,446
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	16,481,175	16,481,175
TOTAL MONEY MARKET FUNDS (Cost $19,317,621)		19,317,621
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $244,939,663)		147,538,580
NET OTHER ASSETS - (11.9)%		(15,681,440)
NET ASSETS - 100%		$ 131,857,140
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,856
Fidelity Securities Lending Cash Central Fund	108,198
Total	$ 159,054
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 147,538,580	$ 147,538,580	$ -	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $3,400,782 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,368,094) - See accompanying schedule: Unaffiliated issuers (cost $225,622,042)	$ 128,220,959
Fidelity Central Funds (cost $19,317,621)	19,317,621
Total Investments (cost $244,939,663)		$ 147,538,580
Cash		46,328
Foreign currency held at value (cost $21)		17
Receivable for investments sold		3,195,364
Receivable for fund shares sold		233,783
Dividends receivable		597,402
Distributions receivable from Fidelity Central Funds		9,829
Prepaid expenses		2,265
Other receivables		1,268
Total assets		151,624,836

Liabilities
Payable for investments purchased	$ 2,711,927
Payable for fund shares redeemed	381,464
Accrued management fee	72,749
Distribution fees payable	46,897
Other affiliated payables	41,618
Other payables and accrued expenses	31,866
Collateral on securities loaned, at value	16,481,175
Total liabilities		19,767,696

Net Assets		$ 131,857,140
Net Assets consist of:
Paid in capital		$ 288,372,412
Distributions in excess of net investment income		(556,401)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,558,259)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(97,400,612)
Net Assets		$ 131,857,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,790,236 ÷ 6,545,525 shares)	$ 7.91

Maximum offering price per share (100/94.25 of $7.91)	$ 8.39
Class T: Net Asset Value and redemption price per share ($37,544,577 ÷ 4,740,486 shares)	$ 7.92

Maximum offering price per share (100/96.50 of $7.92)	$ 8.21
Class B: Net Asset Value and offering price per share ($7,142,074 ÷ 908,522 shares)A	$ 7.86

Class C: Net Asset Value and offering price per share ($11,516,583 ÷ 1,465,538 shares)A	$ 7.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,863,670 ÷ 3,001,638 shares)	$ 7.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2009 (Unaudited)

Investment Income
Dividends		$ 3,746,265
Interest		5
Income from Fidelity Central Funds		159,054
Total income		3,905,324

Expenses
Management fee	$ 596,798
Transfer agent fees	322,477
Distribution fees	393,603
Accounting and security lending fees	45,574
Custodian fees and expenses	14,145
Independent trustees' compensation	642
Registration fees	54,911
Audit	24,630
Legal	906
Miscellaneous	19,873
Total expenses before reductions	1,473,559
Expense reductions	(13,131)	1,460,428
Net investment income (loss)		2,444,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(51,633,363)
Foreign currency transactions	(3,289)
Total net realized gain (loss)		(51,636,652)
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,279,136)
Assets and liabilities in foreign currencies	471
Total change in net unrealized appreciation (depreciation)		(101,278,665)
Net gain (loss)		(152,915,317)
Net increase (decrease) in net assets resulting from operations		$ (150,470,421)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,444,896	$ 4,557,574
Net realized gain (loss)	(51,636,652)	(4,638,718)
Change in net unrealized appreciation (depreciation)	(101,278,665)	(14,457,064)
Net increase (decrease) in net assets resulting from operations	(150,470,421)	(14,538,208)
Distributions to shareholders from net investment income	(3,777,762)	(3,429,631)
Distributions to shareholders from net realized gain	(564,327)	(15,771,090)
Total distributions	(4,342,089)	(19,200,721)
Share transactions - net increase (decrease)	(19,352,957)	47,082,496
Total increase (decrease) in net assets	(174,165,467)	13,343,567

Net Assets
Beginning of period	306,022,607	292,679,040
End of period (including distributions in excess of net investment income of $556,401 and undistributed net investment income of $776,465, respectively)	$ 131,857,140	$ 306,022,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 18.67	$ 20.34	$ 18.23	$ 13.22	$ 11.33
Income from Investment Operations
Net investment income (loss) E	.14	.30	.18	.29	.31	.27
Net realized and unrealized gain (loss)	(8.36)	(1.24)	(.17)	2.85	5.52	2.03
Total from investment operations	(8.22)	(.94)	.01	3.14	5.83	2.30
Distributions from net investment income	(.23)	(.26)	(.18)	(.23)	(.29)	(.30)
Distributions from net realized gain	(.03)	(1.09)	(1.50)	(.80)	(.53)	(.11)
Total distributions	(.26)	(1.34) I	(1.68)	(1.03)	(.82)	(.41)
Net asset value, end of period	$ 7.91	$ 16.39	$ 18.67	$ 20.34	$ 18.23	$ 13.22
Total Return B, C, D	(50.63)%	(5.66)%	(.65)%	18.32%	45.48%	20.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26% A	1.22%	1.25%	1.29%	1.31%	1.54%
Expenses net of fee waivers, if any	1.25% A	1.22%	1.25%	1.25%	1.28%	1.54%
Expenses net of all reductions	1.25% A	1.21%	1.25%	1.24%	1.25%	1.52%
Net investment income (loss)	2.42% A	1.71%	.81%	1.59%	1.98%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,790	$ 109,442	$ 117,831	$ 85,000	$ 53,097	$ 22,273
Portfolio turnover rate G	84% A	86%	84%	65%	62%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.341 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 18.64	$ 20.31	$ 18.23	$ 13.21	$ 11.32
Income from Investment Operations
Net investment income (loss) E	.13	.26	.12	.24	.26	.23
Net realized and unrealized gain (loss)	(8.37)	(1.24)	(.16)	2.84	5.53	2.02
Total from investment operations	(8.24)	(.98)	(.04)	3.08	5.79	2.25
Distributions from net investment income	(.21)	(.17)	(.13)	(.20)	(.24)	(.25)
Distributions from net realized gain	(.03)	(1.09)	(1.50)	(.80)	(.53)	(.11)
Total distributions	(.24)	(1.26) I	(1.63)	(1.00)	(.77)	(.36)
Net asset value, end of period	$ 7.92	$ 16.40	$ 18.64	$ 20.31	$ 18.23	$ 13.21
Total Return B, C, D	(50.68)%	(5.88)%	(.89)%	17.98%	45.12%	20.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.47%	1.50%	1.55%	1.61%	1.86%
Expenses net of fee waivers, if any	1.50% A	1.47%	1.50%	1.50%	1.57%	1.85%
Expenses net of all reductions	1.50% A	1.47%	1.49%	1.49%	1.54%	1.83%
Net investment income (loss)	2.17% A	1.45%	.57%	1.34%	1.70%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,545	$ 81,938	$ 100,621	$ 91,224	$ 66,303	$ 26,037
Portfolio turnover rate G	84% A	86%	84%	65%	62%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.258 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 18.51	$ 20.19	$ 18.16	$ 13.18	$ 11.29
Income from Investment Operations
Net investment income (loss) E	.10	.17	.01	.15	.18	.16
Net realized and unrealized gain (loss)	(8.30)	(1.23)	(.16)	2.83	5.50	2.04
Total from investment operations	(8.20)	(1.06)	(.15)	2.98	5.68	2.20
Distributions from net investment income	(.17)	(.10)	(.05)	(.15)	(.17)	(.20)
Distributions from net realized gain	(.03)	(1.09)	(1.48)	(.80)	(.53)	(.11)
Total distributions	(.20)	(1.19) I	(1.53)	(.95)	(.70)	(.31)
Net asset value, end of period	$ 7.86	$ 16.26	$ 18.51	$ 20.19	$ 18.16	$ 13.18
Total Return B, C, D	(50.80)%	(6.37)%	(1.45)%	17.42%	44.31%	19.67%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03% A	1.96%	2.02%	2.05%	2.10%	2.33%
Expenses net of fee waivers, if any	2.00% A	1.96%	2.00%	2.00%	2.07%	2.33%
Expenses net of all reductions	2.00% A	1.96%	2.00%	1.98%	2.03%	2.31%
Net investment income (loss)	1.67% A	.96%	.07%	.84%	1.20%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,142	$ 16,879	$ 25,114	$ 27,397	$ 26,349	$ 12,910
Portfolio turnover rate G	84% A	86%	84%	65%	62%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.187 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 18.51	$ 20.21	$ 18.17	$ 13.18	$ 11.29
Income from Investment Operations
Net investment income (loss) E	.10	.17	.01	.15	.19	.17
Net realized and unrealized gain (loss)	(8.30)	(1.23)	(.16)	2.84	5.50	2.03
Total from investment operations	(8.20)	(1.06)	(.15)	2.99	5.69	2.20
Distributions from net investment income	(.17)	(.11)	(.05)	(.15)	(.17)	(.20)
Distributions from net realized gain	(.03)	(1.09)	(1.50)	(.80)	(.53)	(.11)
Total distributions	(.20)	(1.19) I	(1.55)	(.95)	(.70)	(.31)
Net asset value, end of period	$ 7.86	$ 16.26	$ 18.51	$ 20.21	$ 18.17	$ 13.18
Total Return B, C, D	(50.79)%	(6.35)%	(1.45)%	17.46%	44.38%	19.67%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.96%	2.01%	2.05%	2.09%	2.29%
Expenses net of fee waivers, if any	2.00% A	1.96%	2.00%	2.00%	2.05%	2.29%
Expenses net of all reductions	2.00% A	1.96%	2.00%	1.98%	2.02%	2.27%
Net investment income (loss)	1.67% A	.96%	.06%	.84%	1.22%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,517	$ 24,984	$ 36,854	$ 36,669	$ 29,410	$ 13,671
Portfolio turnover rate G	84% A	86%	84%	65%	62%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.191 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.47	$ 18.80	$ 20.47	$ 18.33	$ 13.28	$ 11.35
Income from Investment Operations
Net investment income (loss) D	.17	.34	.24	.35	.36	.32
Net realized and unrealized gain (loss)	(8.42)	(1.23)	(.17)	2.85	5.56	2.04
Total from investment operations	(8.25)	(.89)	.07	3.20	5.92	2.36
Distributions from net investment income	(.24)	(.35)	(.24)	(.26)	(.34)	(.32)
Distributions from net realized gain	(.03)	(1.09)	(1.50)	(.80)	(.53)	(.11)
Total distributions	(.27)	(1.44)H	(1.74)	(1.06)	(.87)	(.43)
Net asset value, end of period	$ 7.95	$ 16.47	$ 18.80	$ 20.47	$ 18.33	$ 13.28
Total Return B, C	(50.56)%	(5.39)%	(.37)%	18.61%	46.05%	21.11%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	.95%	.98%	.94%	.91%	1.12%
Expenses net of fee waivers, if any	1.00% A	.95%	.98%	.94%	.91%	1.12%
Expenses net of all reductions	.99% A	.95%	.97%	.92%	.88%	1.10%
Net investment income (loss)	2.68% A	1.97%	1.09%	1.90%	2.35%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,864	$ 72,780	$ 12,259	$ 7,152	$ 4,162	$ 2,478
Portfolio turnover rate F	84% A	86%	84%	65%	62%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.437 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,830,925
Unrealized depreciation	(106,570,550)
Net unrealized appreciation (depreciation)	$ (103,739,625)
Cost for federal income tax purposes	$ 251,278,205

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $90,435,665 and $103,509,160, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 99,860	$ 3,780
Class T	.25%	.25%	145,912	-
Class B	.75%	.25%	58,633	43,975
Class C	.75%	.25%	89,198	12,785
			$ 393,603	$ 60,540

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,550
Class T	4,757
Class B*	14,679
Class C*	2,122
$ 39,108

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 121,277.30
Class T	92,542.32
Class B	19,076.32
Class C	26,590.30
Institutional Class	62,992.28
	$ 322,477

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,462 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $279 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $108,198.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 3,910
Class T	1.50%	6,330
Class B	2.00%	1,517
		$ 11,757

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,374 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 1,534,770	$ 1,522,432
Class T	1,023,419	826,361
Class B	161,788	112,289
Class C	250,825	169,086
Institutional Class	806,960	799,463
Total	$ 3,777,762	$ 3,429,631
From net realized gain
Class A	$ 204,885	$ 6,384,487
Class T	150,062	5,512,568
Class B	31,214	1,322,405
Class C	46,270	1,826,579
Institutional Class	131,896	725,051
Total	$ 564,327	$ 15,771,090

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	1,450,961	3,084,736	$ 17,062,264	$ 53,959,357
Reinvestment of distributions	147,793	414,796	1,671,456	7,549,476
Shares redeemed	(1,730,172)	(3,133,970)	(17,670,515)	(55,521,726)
Net increase (decrease)	(131,418)	365,562	$ 1,063,205	$ 5,987,107
Class T
Shares sold	864,623	1,683,774	$ 9,665,657	$ 29,339,323
Reinvestment of distributions	95,481	335,605	1,087,597	6,128,515
Shares redeemed	(1,215,825)	(2,420,642)	(13,201,511)	(42,866,254)
Net increase (decrease)	(255,721)	(401,263)	$ (2,448,257)	$ (7,398,416)
Class B
Shares sold	72,489	196,548	$ 920,136	$ 3,413,355
Reinvestment of distributions	15,686	70,595	174,954	1,284,671
Shares redeemed	(217,435)	(586,018)	(2,401,534)	(10,346,901)
Net increase (decrease)	(129,260)	(318,875)	$ (1,306,444)	$ (5,648,875)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class C
Shares sold	242,509	442,357	$ 2,901,985	$ 7,808,076
Reinvestment of distributions	24,087	97,814	266,115	1,779,201
Shares redeemed	(337,551)	(994,473)	(3,659,130)	(17,624,265)
Net increase (decrease)	(70,955)	(454,302)	$ (491,030)	$ (8,036,988)
Institutional Class
Shares sold	2,795,839	6,261,402	$ 26,752,474	$ 103,513,317
Reinvestment of distributions	32,306	48,936	399,341	883,388
Shares redeemed	(4,246,311)	(2,542,604)	(43,322,246)	(42,217,037)
Net increase (decrease)	(1,418,166)	3,767,734	$ (16,170,431)	$ 62,179,668

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AREI-USAN-0309
1.789731.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 3, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 3, 2009